DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF

May 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Australia - 11.5%
Adelaide Brighton Ltd.	8,005	$22,795
AGL Energy Ltd.	30,619	435,955
ALS Ltd.	1,554	7,645
Alumina Ltd.	113,029	187,166
Ansell Ltd.	1,259	22,008
APA Group(a)	16,428	115,415
Aristocrat Leisure Ltd.	2,200	44,387
ASX Ltd.	1,691	88,749
Atlas Arteria Ltd.(a)	20,005	98,132
Aurizon Holdings Ltd.	69,266	248,593
AusNet Services	56,286	69,416
Australia & New Zealand Banking Group Ltd.	930	17,965
Bank of Queensland Ltd.	2,077	13,326
Bendigo & Adelaide Bank Ltd.	1,257	9,780
BHP Group Ltd.	1,547	40,473
BHP Group PLC	1,824	41,027
BlueScope Steel Ltd.	1,702	12,429
Boral Ltd.	6,893	25,933
Brambles Ltd.	36,316	304,706
Caltex Australia Ltd.	9,839	179,899
CIMIC Group Ltd.	2,620	81,977
Coca-Cola Amatil Ltd.	13,937	92,024
Cochlear Ltd.	1,114	154,467
Coles Group Ltd.*	17,805	153,586
Commonwealth Bank of Australia	118	6,419
Computershare Ltd.	11,306	130,660
Crown Resorts Ltd.	6,489	56,334
CSL Ltd.	323	45,987
CSR Ltd.	5,413	14,964
Dexus REIT	97,426	869,421
Domino’s Pizza Enterprises Ltd.	359	9,728
Downer EDI Ltd.	35,602	175,875
DuluxGroup Ltd.	17,821	120,139
Flight Centre Travel Group Ltd.	369	11,144
Goodman Group REIT	37,522	348,361
GPT Group REIT	189,325	755,561
Harvey Norman Holdings Ltd.(b)	25,759	74,244
Healthscope Ltd.(c)	24,291	41,402
Iluka Resources Ltd.	2,353	15,879
Incitec Pivot Ltd.	6,952	15,799
Insurance Australia Group Ltd.	21,454	113,713
Lendlease Group(a)	9,056	89,411
Macquarie Group Ltd.	328	27,341
Magellan Financial Group Ltd.	3,176	95,567
Medibank Pvt Ltd.	102,190	234,356
Metcash Ltd.	6,860	14,021
Mirvac Group REIT	347,902	730,363
Newcrest Mining Ltd.	1,330	25,074
Oil Search Ltd.	8,888	43,414
Orica Ltd.	1,627	23,289
Origin Energy Ltd.	1,598	7,950
Orora Ltd.	63,665	138,506
OZ Minerals Ltd.	1,947	12,168
Perpetual Ltd.	720	19,959
Platinum Asset Management Ltd.	2,233	7,070
Qantas Airways Ltd.	15,269	58,714
Qube Holdings Ltd.	33,272	65,008
Ramsay Health Care Ltd.	1,354	65,509
REA Group Ltd.(b)	663	40,874
Scentre Group REIT	114,351	301,067
SEEK Ltd.	2,261	32,741
Shopping Centres Australasia Property Group REIT	72,594	127,251
Sonic Healthcare Ltd.	7,847	142,172
South32 Ltd.	10,083	23,194
Star Entertainment Group Ltd.	7,176	22,224
Stockland REIT	98,260	301,592
Suncorp Group Ltd.	1,541	13,912
Sydney Airport(a)	10,885	55,884
Telstra Corp. Ltd.	44,022	111,327
TPG Telecom Ltd.	2,696	11,749
Transurban Group(a)	6,760	65,243
Treasury Wine Estates Ltd.	2,442	25,464
Vicinity Centres REIT	221,870	396,604
Washington H Soul Pattinson & Co. Ltd.	3,457	53,460
Wesfarmers Ltd.	16,556	424,994
Westpac Banking Corp.	698	13,270
Woodside Petroleum Ltd.	10,415	255,592
Woolworths Group Ltd.	16,570	360,144

		9,709,961

Austria - 0.2%
ANDRITZ AG	925	33,191
OMV AG	1,655	77,625
Telekom Austria AG*	2,377	18,038
Verbund AG	358	17,872
voestalpine AG	330	8,594

		155,320

Belgium - 0.8%
Ackermans & van Haaren NV*	181	27,653
Ageas	519	25,262
Colruyt SA	2,072	153,590
Groupe Bruxelles Lambert SA	301	27,994
KBC Group NV	64	4,198
Proximus SADP	3,518	101,731
Sofina SA	814	157,107
Solvay SA	504	47,222
Telenet Group Holding NV	309	16,611
UCB SA	1,281	97,754
Umicore SA	137	4,076

		663,198

Bermuda(d) - 0.0%
Hiscox Ltd.	1,073	22,125

Cambodia - 0.0%
NagaCorp Ltd.	29,552	33,809

Canada - 6.3%
Alimentation Couche-Tard, Inc., Class B	1,131	69,396
Bank of Montreal	519	37,669
Bank of Nova Scotia	605	30,682
BCE, Inc.	1,301	58,569
Brookfield Asset Management, Inc., Class A	1,517	69,572
Canadian Imperial Bank of Commerce	811	61,483
Canadian National Railway Co.	1,324	117,347
Canadian Natural Resources Ltd.	1,061	28,654
Canadian Pacific Railway Ltd.	753	165,015
Canadian Tire Corp. Ltd., Class A	807	80,706
Canadian Utilities Ltd., Class A	2,742	77,277
Cenovus Energy, Inc.	753	6,171
CGI, Inc.*	5,304	386,530
Constellation Software, Inc.	169	146,306
Dollarama, Inc.	792	25,010
Enbridge, Inc.	980	36,071
Fairfax Financial Holdings Ltd.	402	184,363
Fortis, Inc.	4,901	185,070
Franco-Nevada Corp.	829	63,995
George Weston Ltd.	864	64,530
Great-West Lifeco, Inc.	871	19,715
Husky Energy, Inc.	5,138	48,229
Hydro One Ltd., 144A	7,336	124,265
IGM Financial, Inc.	2,534	68,753
Imperial Oil Ltd.	5,502	147,043
Intact Financial Corp.	2,081	178,884
Inter Pipeline Ltd.(b)	7,455	113,598
Loblaw Cos. Ltd.	4,642	238,160
Magna International, Inc.	7,035	301,247
Manulife Financial Corp.	3,444	57,778
Metro, Inc.	4,354	158,875
National Bank of Canada	909	40,821
Nutrien Ltd.	610	29,744
Pembina Pipeline Corp.	6,547	233,520
Power Corp. of Canada	4,421	93,168
Power Financial Corp.	1,583	34,941
Restaurant Brands International, Inc.	1,409	92,717
RioCan Real Estate Investment Trust REIT	11,395	219,825
Rogers Communications, Inc., Class B	4,682	246,273
Royal Bank of Canada	215	16,155
Saputo, Inc.	4,646	154,580
Shaw Communications, Inc., Class B	5,897	119,737
Sun Life Financial, Inc.	2,012	78,075
Suncor Energy, Inc.	3,787	116,672
TC Energy Corp.	2,059	100,353
TELUS Corp.	1,958	72,301
Thomson Reuters Corp.	4,394	279,196
Toronto-Dominion Bank	110	6,013
Wheaton Precious Metals Corp.	1,012	22,375

		5,307,429

Chile - 0.0%
Antofagasta PLC	1,578	15,569

China(d) - 0.1%
Uni-President China Holdings Ltd.	13,024	13,837
Want Want China Holdings Ltd.	56,408	40,217

		54,054

Denmark - 1.7%
A.P. Moller - Maersk A/S, Class A	19	19,351
A.P. Moller - Maersk A/S, Class B	30	32,143
Carlsberg A/S, Class B	1,790	235,221
Chr Hansen Holding A/S	816	84,970
Coloplast A/S, Class B	1,232	131,009
Demant A/S*	781	26,095
Drilling Co. of 1972 A/S (The)*	98	6,245
DSV A/S	3,693	329,222
GN Store Nord A/S	1,770	83,148
H Lundbeck A/S	195	7,810
ISS A/S	2,895	81,283
Novo Nordisk A/S, Class B	843	39,588
Novozymes A/S, Class B	1,602	75,208
Orsted A/S, 144A	907	72,113
Rockwool International A/S, Class B	201	51,230
Tryg A/S	1,517	47,403
Vestas Wind Systems A/S	1,209	98,867

		1,420,906

Finland - 1.5%
Elisa OYJ	3,998	177,850
Fortum OYJ	1,348	28,736
Huhtamaki OYJ	1,586	60,232
Kesko OYJ, Class B	4,319	226,350
Kone OYJ, Class B	3,814	207,449
Metso OYJ	1,277	41,197
Neste OYJ	3,276	110,467
Nokia OYJ(b)	2,375	11,857
Nokian Renkaat OYJ	2,180	62,165
Orion OYJ, Class B	3,615	117,951
Sampo OYJ, Class A	985	42,544
Stora Enso OYJ, Class R	3,108	32,771
UPM-Kymmene OYJ	5,351	133,688
Wartsila OYJ Abp	2,196	32,020

		1,285,277

France - 4.4%
Accor SA(b)	3,117	114,762
Aeroports de Paris	110	18,779
Air France-KLM*	475	4,095

Air Liquide SA	541	67,219
Airbus SE	126	16,127
ALD SA, 144A(b)	728	11,049
Alstom SA	2,211	100,721
Amundi SA, 144A	194	12,560
Arkema SA	420	35,158
BioMerieux(b)	358	29,182
Bollore SA	1,305	5,878
Bouygues SA	1,127	39,346
Bureau Veritas SA	2,232	52,505
Capgemini SE(b)	938	104,631
Carrefour SA	6,782	127,269
Casino Guichard Perrachon SA(b)	804	30,525
Cie de Saint-Gobain	884	31,932
Cie Generale des Etablissements Michelin SCA	470	53,920
CNP Assurances	320	6,843
Covivio REIT	985	103,068
Danone SA	715	56,889
Dassault Aviation SA	24	29,874
Dassault Systemes SE	239	35,382
Edenred	2,666	121,508
Eiffage SA	938	89,453
Electricite de France SA	820	11,477
Engie SA(b)	9,837	136,475
EssilorLuxottica SA	182	20,920
Eurazeo SE	467	32,603
Eutelsat Communications SA	3,261	57,325
Gecina SA REIT	601	85,725
Getlink SE	2,297	35,349
Hermes International	30	19,884
ICADE REIT	100	8,475
Imerys SA	165	7,141
Ingenico Group SA*	202	16,113
Ipsen SA	343	40,860
JCDecaux SA	466	12,982
Kering SA	74	38,423
Klepierre SA REIT	2,621	88,994
Lagardere SCA	4,660	113,205
Legrand SA	1,165	78,075
L’Oreal SA	53	14,198
LVMH Moet Hennessy Louis Vuitton SE	10	3,773
Orange SA	5,756	90,055
Orpea	111	12,604
Pernod Ricard SA	197	34,641
Peugeot SA	4,031	89,704
Publicis Groupe SA	1,425	77,651
Remy Cointreau SA	191	26,179
Rexel SA	2,794	30,107
Rubis SCA	1,000	49,789
Safran SA	407	53,382
Sanofi	383	30,832
Sartorius Stedim Biotech	186	25,722
Schneider Electric SE	819	64,616
SCOR SE	1,038	42,601
SEB SA	291	47,442
Societe BIC SA*(b)	977	76,102
Sodexo SA	498	57,159
Suez(b)	9,417	125,664
Teleperformance	1,257	240,927
Thales SA	569	62,493
TOTAL SA	571	29,677
Ubisoft Entertainment SA*	134	10,954
Unibail-Rodamco-Westfield REIT	58	8,748
Veolia Environnement SA(b)	8,315	191,895
Vinci SA(b)	857	84,479
Vivendi SA	930	25,007
Wendel SA	98	12,450

		3,721,552

Germany - 3.9%
adidas AG	238	67,948
Allianz SE	61	13,518
Axel Springer SE	305	18,880
BASF SE	555	36,526
Bayerische Motoren Werke AG	127	8,777
Beiersdorf AG	650	74,642
Brenntag AG	2,859	132,471
Carl Zeiss Meditec AG	500	46,942
Continental AG	65	8,822
Covestro AG, 144A	372	16,262
Daimler AG	191	9,883
Deutsche Boerse AG	65	8,964
Deutsche Lufthansa AG	1,900	36,099
Deutsche Post AG	1,408	41,390
Deutsche Telekom AG	3,102	52,231
Deutsche Wohnen SE	9,326	439,080
E.ON SE	3,826	39,859
Evonik Industries AG	919	24,087
Fielmann AG	242	16,949
Fraport AG Frankfurt Airport Services Worldwide	240	18,855
Fresenius Medical Care AG & Co. KGaA	285	20,732
Fresenius SE & Co. KGaA	142	7,186
FUCHS PETROLUB SE	663	23,273
GEA Group AG	450	12,276
GRENKE AG	71	6,765
Hannover Rueck SE	253	37,835
HeidelbergCement AG	752	55,777
Hella GmbH & Co. KGaA	238	10,991
Henkel AG & Co. KGaA	103	8,907
HOCHTIEF AG	409	48,585
HUGO BOSS AG	572	33,209
Infineon Technologies AG	1,461	26,186

Innogy SE, 144A	650	29,393
KION Group AG	318	17,307
Knorr-Bremse AG*	247	27,125
LANXESS AG	938	46,901
LEG Immobilien AG	4,563	543,563
Merck KGaA	1,663	160,225
METRO AG	500	7,862
MTU Aero Engines AG	765	165,040
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	99	23,840
ProSiebenSat.1 Media SE*	883	14,327
Puma SE	99	57,422
Rational AG	31	19,673
Rheinmetall AG	638	67,754
RWE AG	989	24,643
SAP SE	128	15,750
Scout24 AG, 144A	313	15,507
Siemens AG	204	23,060
Siemens Healthineers AG, 144A	119	4,621
Suedzucker AG	508	7,863
Symrise AG	917	85,693
Talanx AG	147	5,825
Uniper SE	7,010	196,149
Vonovia SE	5,270	275,778
Wacker Chemie AG	78	6,159
Wirecard AG	48	7,494

		3,252,881

Hong Kong - 4.7%
AIA Group Ltd.	1,425	13,386
ASM Pacific Technology Ltd.	612	5,936
Bank of East Asia Ltd.	1,516	4,718
Cafe de Coral Holdings Ltd.	23,471	57,656
Champion REIT	210,727	171,472
China Mengniu Dairy Co. Ltd.*	5,624	20,551
CK Asset Holdings Ltd.	13,106	94,778
CK Hutchison Holdings Ltd.	3,500	33,056
CK Infrastructure Holdings Ltd.	2,797	21,600
CLP Holdings Ltd.	10,011	113,190
Dairy Farm International Holdings Ltd.	4,765	36,452
First Pacific Co. Ltd.	16,457	6,675
Great Eagle Holdings Ltd.	5,478	24,279
Hang Lung Group Ltd.	10,860	29,018
Hang Lung Properties Ltd.	26,793	56,384
Hang Seng Bank Ltd.	237	5,940
Henderson Land Development Co. Ltd.	14,153	73,107
Hong Kong & China Gas Co. Ltd.	20,044	44,278
Hong Kong Exchanges & Clearing Ltd.	255	8,111
Hongkong Land Holdings Ltd.	53,600	349,472
Hutchison Port Holdings Trust, Class U	28,300	6,367
Hysan Development Co. Ltd.	13,656	71,062
Jardine Matheson Holdings Ltd.	500	32,090
Jardine Strategic Holdings Ltd.	300	11,202
Kerry Logistics Network Ltd.	36,644	59,542
Kerry Properties Ltd.	26,775	101,594
Lifestyle International Holdings Ltd.	20,918	30,628
Link REIT	87,684	1,049,003
MTR Corp. Ltd.	3,350	20,487
New World Development Co. Ltd.	111,695	164,682
NWS Holdings Ltd.	76,188	150,228
PCCW Ltd.	70,806	40,277
Power Assets Holdings Ltd.	8,233	56,913
Shun Tak Holdings Ltd.	33,550	13,436
Sino Land Co. Ltd.	70,360	112,532
Sun Art Retail Group Ltd.(b)	6,182	5,393
Sun Hung Kai Properties Ltd.	4,986	78,918
Swire Pacific Ltd., Class A	15,722	186,084
Swire Pacific Ltd., Class B	21,752	41,060
Swire Properties Ltd.	29,522	121,619
Techtronic Industries Co. Ltd.	10,346	65,978
Towngas China Co. Ltd.*	13,984	10,541
Vitasoy International Holdings Ltd.	17,323	92,906
VTech Holdings Ltd.	1,929	15,992
WH Group Ltd., 144A	16,941	15,254
Wharf Holdings Ltd.	25,796	65,966
Wharf Real Estate Investment Co. Ltd.	9,894	67,575
Wheelock & Co. Ltd.	6,581	43,562
Yue Yuen Industrial Holdings Ltd.	10,854	30,386

		3,931,336

Ireland - 0.7%
CRH PLC	3,016	93,780
DCC PLC	2,382	199,651
Flutter Entertainment PLC	462	32,772
Glanbia PLC	1,731	28,760
James Hardie Industries PLC CDI	2,309	29,340
Kerry Group PLC, Class A	606	69,893
Kingspan Group PLC	1,626	84,545
Smurfit Kappa Group PLC	192	5,324

		544,065

Isle of Man - 0.0%
GVC Holdings PLC	506	3,823

Israel - 2.0%
Airport City Ltd.*	5,844	104,374
Alony Hetz Properties & Investments Ltd.	6,058	77,140
Amot Investments Ltd.	5,063	31,244
Azrieli Group Ltd.	1,076	64,206
Bank Hapoalim BM	11,256	81,654
Bank Leumi Le-Israel BM	18,851	127,139

Bezeq The Israeli Telecommunication Corp. Ltd.	28,673	17,766
Delek Group Ltd.	115	20,412
Elbit Systems Ltd.	478	68,508
First International Bank of Israel Ltd.	1,248	30,132
Gazit-Globe Ltd.	854	6,930
Harel Insurance Investments & Financial Services Ltd.	2,488	18,906
Israel Chemicals Ltd.	52,907	267,291
Israel Corp. Ltd.*	253	56,141
Israel Discount Bank Ltd., Class A	40,382	155,153
Melisron Ltd.	666	34,087
Mizrahi Tefahot Bank Ltd.*	1,670	36,767
Nice Ltd.*	1,287	178,354
Oil Refineries Ltd.*	166,047	81,692
Paz Oil Co. Ltd.	1,060	147,539
Phoenix Holdings Ltd.	2,990	18,542
Shufersal Ltd.	5,436	36,288
Strauss Group Ltd.	1,986	52,767

		1,713,032

Italy - 1.3%
A2A SpA	67,445	109,692
Assicurazioni Generali SpA	1,095	19,176
Atlantia SpA	1,304	32,637
Buzzi Unicem SpA	437	8,539
Buzzi Unicem SpA-RSP	809	11,034
Davide Campari-Milano SpA	3,878	37,791
DiaSorin SpA	425	43,358
Enel SpA	10,782	66,923
Eni SpA	6,643	100,528
Ferrari NV	159	22,608
FinecoBank Banca Fineco SpA	539	5,571
Hera SpA	43,281	156,748
Italgas SpA	17,824	112,579
Leonardo SpA	2,115	23,432
Moncler SpA	1,385	50,931
Pirelli & C SpA, 144A	977	5,559
Poste Italiane SpA, 144A	2,002	19,409
Prysmian SpA*	1,148	19,100
Recordati SpA	1,090	44,942
Salvatore Ferragamo SpA	600	12,470
Snam SpA	6,715	33,703
Terna Rete Elettrica Nazionale SpA	24,609	149,894
UnipolSai Assicurazioni SpA(b)	3,037	7,385

		1,094,009

Japan - 22.7%
ABC-Mart, Inc.	400	24,978
Advantest Corp.	1,000	23,495
Aeon Co. Ltd.	9,500	164,276
Aeon Mall Co. Ltd.	900	13,221
AGC, Inc.	3,700	119,102
Aica Kogyo Co. Ltd.	1,500	49,666
Ain Holdings, Inc.	300	22,933
Air Water, Inc.	4,100	61,099
Aisin Seiki Co. Ltd.	1,000	33,203
Ajinomoto Co., Inc.	3,000	51,034
Alfresa Holdings Corp.	6,600	166,254
Alps Alpine Co. Ltd.	800	13,263
Amada Holdings Co. Ltd.	3,500	36,104
ANA Holdings, Inc.	3,000	100,465
Aoyama Trading Co. Ltd.	200	3,859
Aozora Bank Ltd.	300	7,292
Asahi Group Holdings Ltd.	1,000	43,997
Asahi Intecc Co. Ltd.	300	15,363
Asahi Kasei Corp.	8,109	83,573
Astellas Pharma, Inc.	8,700	117,189
Autobacs Seven Co. Ltd.	3,100	48,195
Azbil Corp.	4,000	94,018
Bandai Namco Holdings, Inc.	2,700	132,793
Benesse Holdings, Inc.	600	13,970
Bic Camera, Inc.	1,200	12,511
Bridgestone Corp.	3,000	112,153
Brother Industries Ltd.	1,100	18,875
Calbee, Inc.	500	14,184
Canon Marketing Japan, Inc.	500	10,679
Canon, Inc.	3,300	93,157
Capcom Co. Ltd.	1,054	21,687
Casio Computer Co. Ltd.	700	7,808
Central Japan Railway Co.	510	106,368
Chubu Electric Power Co., Inc.	21,800	297,460
Chugai Pharmaceutical Co. Ltd.	200	13,336
Chugoku Electric Power Co., Inc.	20,200	252,837
Citizen Watch Co. Ltd.	4,100	18,919
Coca-Cola Bottlers Japan Holdings, Inc.(b)	175	3,978
COMSYS Holdings Corp.	4,900	117,744
Cosmos Pharmaceutical Corp.	129	20,388
Dai Nippon Printing Co. Ltd.	5,900	127,971
Daicel Corp.	8,100	69,008
Daido Steel Co. Ltd.	100	3,523
Dai-ichi Life Holdings, Inc.	500	7,248
Daiichi Sankyo Co. Ltd.	429	20,763
Daiichikosho Co. Ltd.	855	39,334
Daikin Industries Ltd.	500	60,926
Daito Trust Construction Co. Ltd.	1,643	213,896
Daiwa House Industry Co. Ltd.	1,300	38,925
Denka Co. Ltd.	2,000	57,288
Denso Corp.	688	26,627
Dentsu, Inc.	1,634	53,426
DIC Corp.	2,400	58,467
Disco Corp.	111	15,509
Dowa Holdings Co. Ltd.	200	6,245
East Japan Railway Co.	1,000	94,957
Ebara Corp.	600	15,341
Eisai Co. Ltd.	300	17,637

Electric Power Development Co. Ltd.	6,900	151,314
Exedy Corp.	700	13,778
Ezaki Glico Co. Ltd.	300	14,257
FamilyMart UNY Holdings Co. Ltd.	1,944	46,839
Fancl Corp.	400	10,816
FANUC Corp.	100	17,016
Fast Retailing Co. Ltd.	11	6,359
FP Corp.	100	5,848
Fuji Electric Co. Ltd.	954	31,895
Fuji Media Holdings, Inc.	800	10,868
Fuji Oil Holdings, Inc.	800	24,241
Fuji Seal International, Inc.	500	17,384
FUJIFILM Holdings Corp.	3,600	172,382
Fujitsu Ltd.	777	52,635
Fukuyama Transporting Co. Ltd.	700	25,015
Glory Ltd.	200	4,944
GS Yuasa Corp.	400	7,151
H2O Retailing Corp.	700	7,575
Hakuhodo DY Holdings, Inc.	9,500	149,445
Hamamatsu Photonics KK	1,100	39,512
Hankyu Hanshin Holdings, Inc.	3,300	118,840
Haseko Corp.	3,000	29,924
Heiwa Corp.	200	4,099
Hikari Tsushin, Inc.	100	20,281
Hino Motors Ltd.	2,500	19,825
Hirose Electric Co. Ltd.	205	22,468
HIS Co. Ltd.	600	17,573
Hisamitsu Pharmaceutical Co., Inc.	100	4,016
Hitachi Chemical Co. Ltd.	700	18,735
Hitachi Construction Machinery Co. Ltd.	300	6,993
Hitachi High-Technologies Corp.	400	17,039
Hitachi Ltd.	3,300	112,031
Hitachi Metals Ltd.	1,100	10,962
Hitachi Transport System Ltd.	1,200	35,644
Hokkaido Electric Power Co., Inc.	7,400	40,007
Hokuriku Electric Power Co.*	8,800	63,624
Honda Motor Co. Ltd.	1,000	24,416
Horiba Ltd.	200	9,339
Hoshizaki Corp.	200	15,142
House Foods Group, Inc.	1,200	48,906
Hoya Corp.	1,500	104,416
Hulic Co. Ltd.	2,000	15,878
Ibiden Co. Ltd.	400	6,215
Idemitsu Kosan Co. Ltd.	4,301	121,811
IHI Corp.	900	20,085
Iida Group Holdings Co. Ltd.	400	6,344
Inpex Corp.	1,500	12,141
Isetan Mitsukoshi Holdings Ltd.	5,000	41,354
Isuzu Motors Ltd.	6,700	74,050
Ito En Ltd.	600	28,404
ITOCHU Corp.	6,900	127,038
Itochu Techno-Solutions Corp.	500	12,415
Izumi Co. Ltd.	280	11,966
Japan Airlines Co. Ltd.	2,900	91,160
Japan Airport Terminal Co. Ltd.	100	3,795
Japan Tobacco, Inc.	1,400	32,139
JFE Holdings, Inc.	3,300	45,834
JSR Corp.	1,600	22,768
JTEKT Corp.	500	5,305
JXTG Holdings, Inc.	39,250	187,438
Kagome Co. Ltd.	400	9,354
Kajima Corp.	4,700	64,456
Kakaku.com, Inc.	486	9,857
Kaken Pharmaceutical Co. Ltd.	200	9,468
Kamigumi Co. Ltd.	6,100	144,052
Kandenko Co. Ltd.	3,100	25,125
Kaneka Corp.	1,322	45,660
Kansai Electric Power Co., Inc.	13,100	152,688
Kansai Mirai Financial Group, Inc.	5,400	34,815
Kansai Paint Co. Ltd.	288	5,456
Kao Corp.	1,000	78,103
Kawasaki Heavy Industries Ltd.	500	11,204
KDDI Corp.	4,100	105,299
Keihan Holdings Co. Ltd.	2,700	116,505
Keikyu Corp.	1,800	30,488
Keio Corp.	1,300	86,687
Keisei Electric Railway Co. Ltd.	1,400	52,351
Kewpie Corp.	1,200	26,868
Kikkoman Corp.	1,400	58,089
Kinden Corp.	6,800	104,591
Kintetsu Group Holdings Co. Ltd.	2,600	124,522
Kirin Holdings Co. Ltd.	3,600	78,084
Kissei Pharmaceutical Co. Ltd.	300	7,032
Kobayashi Pharmaceutical Co. Ltd.	600	44,651
Koei Tecmo Holdings Co. Ltd.	240	4,374
Koito Manufacturing Co. Ltd.	700	32,494
Kokuyo Co. Ltd.	2,000	26,360
Komatsu Ltd.	791	17,605
Komeri Co. Ltd.	900	17,697
Konami Holdings Corp.	500	23,578
Konica Minolta, Inc.	2,900	25,588
Kose Corp.	69	10,912
K’s Holdings Corp.	1,200	11,417
Kubota Corp.	1,800	27,528
Kuraray Co. Ltd.	5,900	67,708
Kurita Water Industries Ltd.	1,800	43,253
Kyocera Corp.	1,900	115,916
KYORIN Holdings, Inc.	1,000	17,472
Kyoritsu Maintenance Co. Ltd.	200	10,021
Kyowa Exeo Corp.	4,500	105,812
Kyowa Hakko Kirin Co. Ltd.	800	15,105
Kyudenko Corp.	100	2,837
Kyushu Electric Power Co., Inc.	17,400	171,636
Kyushu Railway Co.	10,826	323,060

Lawson, Inc.	1,100	51,365
Lintec Corp.	2,400	47,481
Lion Corp.	3,006	58,251
LIXIL Group Corp.	1,000	12,821
Mabuchi Motor Co. Ltd.	200	6,687
Maeda Corp.	4,700	38,223
Maeda Road Construction Co. Ltd.	2,900	58,361
Makita Corp.	500	17,545
Marubeni Corp.	32,200	202,675
Maruha Nichiro Corp.	1,000	30,440
Maruichi Steel Tube Ltd.	2,250	58,957
Matsumotokiyoshi Holdings Co. Ltd.	500	14,759
Mazda Motor Corp.	2,600	25,419
Medipal Holdings Corp.	6,300	136,415
Megmilk Snow Brand Co. Ltd.	200	3,973
MEIJI Holdings Co. Ltd.	1,400	98,126
MINEBEA MITSUMI, Inc.	651	9,569
Miraca Holdings, Inc.	400	9,122
MISUMI Group, Inc.	800	18,870
Mitsubishi Chemical Holdings Corp.	7,200	47,169
Mitsubishi Corp.	3,800	99,152
Mitsubishi Electric Corp.	5,000	62,653
Mitsubishi Estate Co. Ltd.	1,800	33,107
Mitsubishi Gas Chemical Co., Inc.	2,600	32,448
Mitsubishi Heavy Industries Ltd.	4,421	193,942
Mitsubishi Logistics Corp.	900	24,072
Mitsubishi Materials Corp.	1,700	44,357
Mitsubishi Motors Corp.	3,700	17,448
Mitsubishi Shokuhin Co. Ltd.	400	10,463
Mitsubishi Tanabe Pharma Corp.	900	10,635
Mitsubishi UFJ Lease & Finance Co. Ltd.	900	4,493
Mitsui & Co. Ltd.	8,300	128,236
Mitsui Chemicals, Inc.	1,500	32,977
Mitsui Fudosan Co. Ltd.	1,000	24,237
Mitsui OSK Lines Ltd.	700	14,932
Miura Co. Ltd.	353	10,973
Mizuho Financial Group, Inc.	5,000	7,078
Mochida Pharmaceutical Co. Ltd.	700	31,978
Morinaga & Co. Ltd.	300	13,567
MS&AD Insurance Group Holdings, Inc.	900	28,565
Murata Manufacturing Co. Ltd.	417	18,070
Nabtesco Corp.	200	5,056
Nagase & Co. Ltd.	4,500	65,733
Nagoya Railroad Co. Ltd.	3,900	107,688
Nankai Electric Railway Co. Ltd.	2,400	62,733
NEC Corp.	1,800	66,728
NGK Insulators Ltd.	1,600	21,721
NGK Spark Plug Co. Ltd.	900	15,841
NH Foods Ltd.	3,100	125,342
NHK Spring Co. Ltd.	8,800	64,678
Nichirei Corp.	700	17,111
Nidec Corp.	136	17,023
Nifco, Inc.	300	7,529
Nihon Kohden Corp.	1,100	31,660
Nihon Unisys Ltd.	1,300	42,445
Nikon Corp.	5,500	75,275
Nippo Corp.	2,900	56,598
Nippon Electric Glass Co. Ltd.	700	16,853
Nippon Express Co. Ltd.	1,300	69,325
Nippon Kayaku Co. Ltd.	5,000	57,656
Nippon Paper Industries Co. Ltd.	3,100	53,163
Nippon Shokubai Co. Ltd.	1,400	84,071
Nippon Steel Corp.	6,113	101,710
Nippon Telegraph & Telephone Corp.	500	22,408
Nippon Television Holdings, Inc.	700	10,051
Nippon Yusen KK	1,900	28,752
Nipro Corp.	400	4,425
Nishi-Nippon Railroad Co. Ltd.(b)	1,500	32,756
Nissan Chemical Corp.	2,083	88,442
Nissan Motor Co. Ltd.	2,800	18,944
Nissan Shatai Co. Ltd.	800	7,258
Nisshin Seifun Group, Inc.	5,200	120,882
Nissin Foods Holdings Co. Ltd.	784	47,513
Nitori Holdings Co. Ltd.	43	5,119
Nitto Denko Corp.	500	21,874
NOF Corp.	3,600	129,809
NOK Corp.	800	10,279
Nomura Real Estate Holdings, Inc.	800	16,461
Nomura Research Institute Ltd.	710	34,723
NS Solutions Corp.	200	6,235
NSK Ltd.	500	4,020
NTT Data Corp.	5,500	65,853
NTT DOCOMO, Inc.	1,100	25,283
Obayashi Corp.	12,000	110,302
Obic Co. Ltd.	300	36,279
Odakyu Electric Railway Co. Ltd.	2,700	66,645
Oji Holdings Corp.	15,600	81,035
OKUMA Corp.	200	9,781
Olympus Corp.	1,956	23,150
Omron Corp.	500	23,762
Oracle Corp.(b)	300	20,972
Oriental Land Co. Ltd.	300	36,611
ORIX Corp.	3,700	52,309
Osaka Gas Co. Ltd.	12,700	225,401
OSG Corp.(b)	1,900	35,961
Otsuka Corp.	500	19,411
Otsuka Holdings Co. Ltd.	300	10,074
PALTAC CORPORATION	1,000	51,577
Pan Pacific International Holdings Corp.	400	24,757
Panasonic Corp.	800	6,372
Park24 Co. Ltd.	1,800	33,820
Pigeon Corp.	300	11,425

Pilot Corp.	200	7,488
Rakuten, Inc.	1,500	15,680
Recruit Holdings Co. Ltd.	1,385	44,238
Relo Group, Inc.	700	18,761
Rengo Co. Ltd.	3,900	31,107
Resona Holdings, Inc.	1,100	4,659
Ricoh Co. Ltd.	600	5,825
Rinnai Corp.	300	19,673
Rohto Pharmaceutical Co. Ltd.	700	19,084
Ryohin Keikaku Co. Ltd.	94	17,030
Sankyo Co. Ltd.	800	30,578
Sankyu, Inc.	1,000	50,656
Sanrio Co. Ltd.	200	4,454
Santen Pharmaceutical Co. Ltd.	900	12,956
Sanwa Holdings Corp.	4,300	42,970
SCSK Corp.	900	43,518
Secom Co. Ltd.	2,400	205,329
Sega Sammy Holdings, Inc.	500	5,931
Seibu Holdings, Inc.	3,100	51,907
Seiko Epson Corp.	1,000	14,736
Seino Holdings Co. Ltd.	2,800	35,640
Sekisui Chemical Co. Ltd.	7,600	111,786
Sekisui House Ltd.	5,200	83,406
Seven & i Holdings Co. Ltd.	3,200	108,047
Seven Bank Ltd.	3,100	7,937
SG Holdings Co. Ltd.	2,700	73,136
Shikoku Electric Power Co., Inc.	7,600	69,228
Shimachu Co. Ltd.	1,118	25,279
Shimadzu Corp.	1,700	42,604
Shimamura Co. Ltd.	100	7,644
Shimano, Inc.	466	71,418
Shimizu Corp.	8,800	71,729
Shin-Etsu Chemical Co. Ltd.	600	49,995
Shionogi & Co. Ltd.	1,200	65,650
Shiseido Co. Ltd.	300	21,643
SHO-BOND Holdings Co. Ltd.	400	27,741
Showa Denko KK	1,243	34,196
SKY Perfect JSAT Holdings, Inc.	3,500	13,313
Skylark Holdings Co. Ltd.	4,200	74,194
SMC Corp.	84	27,674
Softbank Corp.(b)	900	11,688
Sohgo Security Services Co. Ltd.	500	24,177
Sojitz Corp.	45,200	145,289
Sompo Holdings, Inc.	800	30,298
Sony Corp.	1,000	48,418
Sony Financial Holdings, Inc.	400	8,871
Sotetsu Holdings, Inc.	2,700	75,100
Stanley Electric Co. Ltd.	1,400	32,055
Subaru Corp.	1,700	39,488
Sugi Holdings Co. Ltd.	600	27,271
Sumitomo Bakelite Co. Ltd.	700	24,048
Sumitomo Chemical Co. Ltd.	19,600	84,845
Sumitomo Corp.	11,300	163,242
Sumitomo Dainippon Pharma Co. Ltd.	1,100	22,583
Sumitomo Electric Industries Ltd.	8,800	106,297
Sumitomo Forestry Co. Ltd.	600	6,814
Sumitomo Heavy Industries Ltd.	2,409	76,436
Sumitomo Metal Mining Co. Ltd.	293	7,723
Sumitomo Mitsui Financial Group, Inc.	100	3,484
Sumitomo Mitsui Trust Holdings, Inc.	100	3,670
Sumitomo Osaka Cement Co. Ltd.	1,800	69,961
Sumitomo Realty & Development Co. Ltd.	571	21,073
Sumitomo Rubber Industries Ltd.	900	9,980
Sundrug Co. Ltd.	300	7,521
Suntory Beverage & Food Ltd.	800	33,267
Suzuken Co. Ltd.	4,800	295,759
Suzuki Motor Corp.	2,600	123,516
Sysmex Corp.	100	6,934
T&D Holdings, Inc.	700	7,321
Taiheiyo Cement Corp.	2,900	85,738
Taisei Corp.	6,834	249,568
Taisho Pharmaceutical Holdings Co. Ltd.	300	24,564
Taiyo Nippon Sanso Corp.	800	15,002
Takara Holdings, Inc.	800	8,658
Takashimaya Co. Ltd.	1,100	11,661
TDK Corp.	100	6,816
TechnoPro Holdings, Inc.	200	10,279
Teijin Ltd.	6,100	99,611
Terumo Corp.	1,316	37,429
TIS, Inc.	1,200	59,682
Tobu Railway Co. Ltd.	2,800	81,492
Toda Corp.	1,000	5,517
Toho Co. Ltd.	2,400	103,007
Toho Gas Co. Ltd.	3,400	132,461
Tohoku Electric Power Co., Inc.	17,400	177,566
Tokai Carbon Co. Ltd.	600	5,764
Tokai Rika Co. Ltd.	1,200	18,325
Tokio Marine Holdings, Inc.	700	34,821
Tokyo Broadcasting System Holdings, Inc.	300	4,990
Tokyo Electric Power Co. Holdings, Inc.*	22,400	115,120
Tokyo Electron Ltd.	86	11,715
Tokyo Gas Co. Ltd.	11,300	280,744
Tokyo Tatemono Co. Ltd.	300	3,131
Tokyu Corp.	6,100	108,207
Tokyu Fudosan Holdings Corp.	1,500	8,372
Toppan Printing Co. Ltd.	5,200	75,959
Toray Industries, Inc.	7,100	48,842
Toshiba Plant Systems & Services Corp.	1,100	19,320

Tosoh Corp.	1,600	20,307
TOTO Ltd.	480	17,883
Toyo Seikan Group Holdings Ltd.	1,500	28,404
Toyo Suisan Kaisha Ltd.	2,700	105,439
Toyobo Co. Ltd.	500	5,406
Toyoda Gosei Co. Ltd.	1,500	26,235
Toyota Boshoku Corp.	900	11,041
Toyota Industries Corp.	200	10,297
Toyota Motor Corp.	100	5,880
Toyota Tsusho Corp.	3,500	101,059
Trend Micro, Inc.	400	17,960
TS Tech Co. Ltd.	1,200	29,366
Tsumura & Co.	100	2,786
Tsuruha Holdings, Inc.	100	8,022
TV Asahi Holdings Corp.	300	4,794
Ube Industries Ltd.	2,900	55,583
Unicharm Corp.	1,677	50,337
Ushio, Inc.	1,200	15,075
USS Co. Ltd.	1,500	28,501
Wacoal Holdings Corp.	1,800	44,795
Welcia Holdings Co. Ltd.	800	28,073
West Japan Railway Co.	2,700	211,375
Yakult Honsha Co. Ltd.	200	11,384
Yamada Denki Co. Ltd.	12,300	57,549
Yamaha Corp.	1,181	53,135
Yamato Holdings Co. Ltd.	2,600	52,706
Yamato Kogyo Co. Ltd.	700	19,258
Yamazaki Baking Co. Ltd.	1,000	15,022
Yaoko Co. Ltd.	400	19,157
Yokogawa Electric Corp.	1,800	35,030
Yokohama Rubber Co. Ltd.	900	15,037
Zenkoku Hosho Co. Ltd.	600	22,989
Zensho Holdings Co. Ltd.	2,100	43,615
Zeon Corp.	900	8,505

		19,152,605

Jordan - 0.0%
Hikma Pharmaceuticals PLC	435	8,663

Luxembourg(d) - 0.6%
Aroundtown SA	47,590	403,149
L’Occitane International SA	10,287	18,342
RTL Group SA	311	14,861
SES SA	2,185	32,919
Tenaris SA	909	10,686

		479,957

Netherlands - 2.5%
Aalberts NV	886	29,136
ABN AMRO Group NV, 144A	458	9,666
Adyen NV, 144A*	8	6,426
Aegon NV	1,066	4,865
Akzo Nobel NV	2,577	216,869
ASML Holding NV	126	23,771
ASR Nederland NV	2,184	82,650
Boskalis Westminster	395	8,887
EXOR NV	174	10,901
GrandVision NV, 144A	1,473	31,417
Heineken Holding NV	433	42,751
Heineken NV	128	13,411
Koninklijke Ahold Delhaize NV	30,062	674,514
Koninklijke DSM NV	2,508	281,715
Koninklijke KPN NV	39,004	119,005
Koninklijke Philips NV	2,132	84,222
Koninklijke Vopak NV	734	30,018
NN Group NV	927	35,143
QIAGEN NV*	1,113	42,368
Randstad NV	1,580	81,343
Royal Dutch Shell PLC, Class A	933	28,940
Royal Dutch Shell PLC, Class B	688	21,449
Signify NV, 144A(b)	1,660	44,322
VEON Ltd.	6,710	15,627
Wolters Kluwer NV	2,249	156,736

		2,096,152

New Zealand - 1.4%
Air New Zealand Ltd.	13,832	23,443
Auckland International Airport Ltd.	13,590	77,646
Contact Energy Ltd.	28,258	135,755
Fisher & Paykel Healthcare Corp. Ltd.	12,771	128,202
Fletcher Building Ltd.	3,132	10,718
Kiwi Property Group Ltd.	47,809	49,084
Mercury NZ Ltd.	26,467	66,422
Meridian Energy Ltd.	27,087	74,864
Ryman Healthcare Ltd.	18,093	136,574
SKYCITY Entertainment Group Ltd.	30,679	75,793
Spark New Zealand Ltd.	154,316	383,754
Xero Ltd.*	860	35,638

		1,197,893

Norway - 0.8%
Adevinta ASA, Class A*	202	2,251
Adevinta ASA, Class B*	307	3,406
Aker ASA, Class A	85	4,879
Aker BP ASA	194	5,239
DNB ASA	947	16,054
Equinor ASA	2,045	39,177
Gjensidige Forsikring ASA	764	14,876
Leroy Seafood Group ASA	10,504	71,997
Mowi ASA(b)	7,789	180,627
Norsk Hydro ASA	8,968	31,369
Orkla ASA	9,027	78,125
Salmar ASA	1,734	79,235
Schibsted ASA, Class A	202	5,331
Schibsted ASA, Class B	307	7,751
Telenor ASA	4,509	92,717
Yara International ASA	1,014	43,543

		676,577

Poland - 1.0%
Bank Polska Kasa Opieki SA	466	12,889
CD Projekt SA	194	10,494
Cyfrowy Polsat SA*	2,256	15,328
Dino Polska SA, 144A*	228	7,383
Grupa Lotos SA	6,378	145,805
KGHM Polska Miedz SA*	854	21,119
LPP SA	3	5,728
PGE Polska Grupa Energetyczna SA*	29,487	70,848
Polski Koncern Naftowy ORLEN SA	15,175	382,303
Polskie Gornictwo Naftowe i Gazownictwo SA	62,004	90,386
Powszechna Kasa Oszczednosci Bank Polski SA	1,891	19,345
Powszechny Zaklad Ubezpieczen SA	4,426	47,733

		829,361

Portugal - 0.4%
EDP - Energias de Portugal SA	56,025	203,464
Galp Energia SGPS SA	7,716	115,905
Jeronimo Martins SGPS SA	2,434	36,956

		356,325

Russia - 0.0%
Polymetal International PLC	1,760	18,856

Singapore - 3.4%
Ascendas Real Estate Investment Trust REIT	56,500	119,868
BOC Aviation Ltd., 144A	9,621	80,190
CapitaLand Commercial Trust REIT	86,095	120,728
CapitaLand Ltd.	19,700	46,089
CapitaLand Mall Trust REIT	113,500	198,739
ComfortDelGro Corp. Ltd.	188,700	337,270
DBS Group Holdings Ltd.	700	12,354
Frasers Property Ltd.	5,000	6,539
Genting Singapore Ltd.	85,700	54,172
Golden Agri-Resources Ltd.	42,500	8,183
Jardine Cycle & Carriage Ltd.	2,393	58,714
Keppel REIT	13,400	11,683
Keppel Corp. Ltd.	11,600	50,821
Mapletree Commercial Trust REIT	200,700	278,517
Mapletree Industrial Trust REIT	88,600	135,827
Mapletree Logistics Trust REIT	206,600	219,156
Mapletree North Asia Commercial Trust REIT	220,000	210,993
Olam International Ltd.	21,300	27,547
Oversea-Chinese Banking Corp. Ltd.	1,645	12,633
SATS Ltd.	25,800	95,038
Sembcorp Industries Ltd.	16,400	28,717
SIA Engineering Co. Ltd.	6,500	11,429
Singapore Airlines Ltd.	16,000	105,903
Singapore Exchange Ltd.	33,300	178,555
Singapore Post Ltd.	16,400	11,022
Singapore Press Holdings Ltd.	43,000	73,106
Singapore Technologies Engineering Ltd.	57,200	162,496
Singapore Telecommunications Ltd.	35,400	82,305
StarHub Ltd.	5,400	5,846
Suntec Real Estate Investment Trust REIT	28,600	37,819
United Overseas Bank Ltd.	900	15,367
Venture Corp. Ltd.	600	6,587
Wilmar International Ltd.	22,000	52,588
Wing Tai Holdings Ltd.	24,200	35,693

		2,892,494

South Africa(d) - 0.0%
Investec PLC	1,882	10,938

South Korea - 2.8%
Cheil Worldwide, Inc.	1,832	40,612
CJ CheilJedang Corp.	277	65,244
CJ Corp.	54	4,602
CJ ENM Co. Ltd.	44	7,079
CJ Logistics Corp.*	129	17,277
Daelim Industrial Co. Ltd.	1,404	122,020
Daewoo Engineering & Construction Co. Ltd.*	2,198	8,868
DB Insurance Co. Ltd.	480	24,788
Doosan Bobcat, Inc.	308	8,716
Doosan Corp.	112	8,822
E-MART, Inc.	63	7,618
Fila Korea Ltd.	207	13,558
GS Engineering & Construction Corp.	184	6,203
GS Holdings Corp.	1,309	55,068
GS Retail Co. Ltd.	366	10,449
Hana Financial Group, Inc.	297	9,053
Hankook Tire & Technology Co. Ltd.	683	20,073
Hanon Systems	515	5,016
Hanwha Corp.	458	9,826
HDC Hyundai Development Co-Engineering & Construction, Class E	773	27,813
Hite Jinro Co. Ltd.	584	9,808
Hyosung TNC Co. Ltd.	101	11,916
Hyundai Department Store Co. Ltd.	604	42,907
Hyundai Engineering & Construction Co. Ltd.	418	18,041
Hyundai Glovis Co. Ltd.	403	54,990
Hyundai Heavy Industries Holdings Co. Ltd.	17	4,511
Hyundai Marine & Fire Insurance Co. Ltd.	660	17,042
Hyundai Mobis Co. Ltd.	324	59,038
Hyundai Motor Co.	132	14,908

Hyundai Steel Co.	685	23,468
Industrial Bank of Korea	1,363	15,852
Kangwon Land, Inc.	3,014	78,583
KB Financial Group, Inc.	319	11,732
KCC Corp.	49	10,616
Kia Motors Corp.	4,909	162,204
Korea Electric Power Corp.*	2,934	64,056
Korea Gas Corp.	1,074	37,246
Korea Zinc Co. Ltd.	156	57,244
Korean Air Lines Co. Ltd.	629	16,664
KT&G Corp.	2,121	179,882
Kumho Petrochemical Co. Ltd.	124	9,975
LG Chem Ltd.	55	15,379
LG Corp.	1,652	101,681
LG Display Co. Ltd.*	700	10,051
LG Electronics, Inc.	248	16,368
LG Household & Health Care Ltd.	12	12,878
LG Uplus Corp.	13,941	163,302
Lotte Chilsung Beverage Co. Ltd.	130	18,667
Lotte Shopping Co. Ltd.	100	13,435
NAVER Corp.	70	6,554
NCSoft Corp.	59	23,632
NongShim Co. Ltd.	86	17,440
Ottogi Corp.	24	14,329
POSCO	147	29,316
Posco International Corp.	325	4,694
S-1 Corp.	351	28,295
Samsung C&T Corp.	69	5,348
Samsung Electro-Mechanics Co. Ltd.	113	9,033
Samsung Electronics Co. Ltd.	213	7,601
Samsung Fire & Marine Insurance Co. Ltd.	232	52,794
Samsung SDI Co. Ltd.	55	10,091
Shinhan Financial Group Co. Ltd.	1,030	38,444
SK Holdings Co. Ltd.	60	11,663
SK Hynix, Inc.	506	27,745
SK Innovation Co. Ltd.	666	92,275
SK Telecom Co. Ltd.	527	110,852
SKC Co. Ltd.	129	3,298
S-Oil Corp.	651	45,645
Woongjin Coway Co. Ltd.	877	58,987
Yuhan Corp.	59	12,262

		2,335,447

Spain - 2.8%
Acciona SA	770	82,244
Acerinox SA	2,614	24,655
ACS Actividades de Construccion y Servicios SA	6,925	284,753
Aena SME SA, 144A	190	34,914
Amadeus IT Group SA	1,665	126,835
Banco Bilbao Vizcaya Argentaria SA	1,835	9,953
Bankinter SA	1,946	14,048
Cellnex Telecom SA, 144A*	1,277	44,754
Corp. Financiera Alba SA	1,620	88,999
EDP Renovaveis SA	1,690	16,761
Enagas SA	9,631	262,941
Endesa SA	3,037	75,503
Ferrovial SA	5,823	138,797
Ferrovial SA*	84	2,002
Fomento de Construcciones y Contratas SA*	17	219
Fomento de Construcciones y Contratas SA	955	12,323
Grifols SA	1,089	27,887
Iberdrola SA	13,804	127,890
Industria de Diseno Textil SA	298	7,986
Inmobiliaria Colonial Socimi SA REIT	9,644	106,501
Mapfre SA	1,742	5,101
Merlin Properties Socimi SA REIT	25,262	335,275
Naturgy Energy Group SA	598	17,013
Red Electrica Corp. SA	8,665	183,751
Repsol SA	14,309	230,568
Siemens Gamesa Renewable Energy SA	648	10,073
Telefonica SA	11,908	95,250
Zardoya Otis SA	2,599	19,767

		2,386,763

Sweden - 4.3%
Alfa Laval AB	5,129	105,062
Assa Abloy AB, Class B	3,567	69,412
Atlas Copco AB, Class A	2,349	63,160
Atlas Copco AB, Class B	1,957	47,356
Boliden AB*	3,115	1,389
Boliden AB	3,115	70,795
Castellum AB	28,363	537,178
Electrolux AB, Series B	3,449	74,762
Elekta AB, Class B	3,610	46,807
Epiroc AB, Class A	4,916	45,693
Epiroc AB, Class B	3,135	28,329
Essity AB, Class B	5,193	151,962
Fastighets AB Balder, Class B*	10,160	329,016
Hennes & Mauritz AB, Class B(b)	8,360	124,734
Hexagon AB, Class B	972	45,070
Husqvarna AB, Class B	2,162	18,019
ICA Gruppen AB(b)	4,404	175,055
Investment AB Latour, Class B	2,625	35,001
L E Lundbergforetagen AB, Class B	745	24,423
Lundin Petroleum AB	1,576	42,856
Nibe Industrier AB, Class B	4,677	58,750
Saab AB, Class B(b)	167	4,738
Sandvik AB	8,879	136,723
Securitas AB, Class B	9,614	158,849

Skandinaviska Enskilda Banken AB, Class A	2,403	21,275
Skanska AB, Class B	22,157	362,020
SKF AB, Class B	7,451	115,477
Svenska Cellulosa AB SCA, Class B	9,477	72,313
Svenska Handelsbanken AB, Class A	947	9,306
Swedbank AB, Class A	2,951	42,139
Swedish Match AB	5,440	245,329
Swedish Orphan Biovitrum AB*	1,543	27,416
Tele2 AB, Class B	506	6,970
Telefonaktiebolaget LM Ericsson, Class B	3,643	35,017
Telia Co. AB	26,741	111,660
Trelleborg AB, Class B	2,523	33,509
Volvo AB, Class B	7,495	104,543

		3,582,113

Switzerland - 2.7%
ABB Ltd.	2,879	52,594
Adecco Group AG	2,142	114,953
Alcon, Inc.*	39	2,258
Baloise Holding AG	232	38,426
Banque Cantonale Vaudoise	8	5,957
Barry Callebaut AG	12	23,467
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	8	52,175
Cie Financiere Richemont SA	311	22,800
Clariant AG*	2,415	43,805
Coca-Cola HBC AG*	2,084	74,913
DKSH Holding AG	498	30,300
Dufry AG*	53	4,322
EMS-Chemie Holding AG	56	33,405
Flughafen Zurich AG	314	52,757
Geberit AG	278	122,134
Georg Fischer AG	38	32,074
Givaudan SA	34	89,610
Helvetia Holding AG	230	28,171
Kuehne + Nagel International AG	993	131,449
LafargeHolcim Ltd.*	107	5,113
Logitech International SA	1,737	63,170
Lonza Group AG*	224	68,680
Nestle SA	186	18,409
Novartis AG	197	16,863
OC Oerlikon Corp. AG	1,729	18,822
Pargesa Holding SA	254	18,724
Partners Group Holding AG	124	86,665
PSP Swiss Property AG	1,000	111,547
Roche Holding AG	97	25,372
Schindler Holding AG	180	36,828
Schindler Holding AG Participation Certificates	331	69,501
SGS SA	50	126,013
Sika AG	758	112,210
Sonova Holding AG	669	148,386
STMicroelectronics NV	268	4,090
Straumann Holding AG	89	72,945
Sulzer AG	168	15,759
Swatch Group AG-Bearer	43	10,760
Swatch Group AG-Registered	133	6,394
Swiss Life Holding AG	118	53,460
Swiss Prime Site AG*	485	39,346
Swiss Re AG	116	10,956
Swisscom AG	197	93,932
Temenos AG*	417	72,302
Zurich Insurance Group AG	91	29,385

		2,291,202

United Kingdom - 14.2%
3i Group PLC	38,848	514,612
Admiral Group PLC	8,799	228,681
Amcor PLC, Class CDI	19,576	223,522
Ashmore Group PLC	8,307	49,461
Ashtead Group PLC	2,669	62,739
Associated British Foods PLC	1,744	54,250
AstraZeneca PLC	158	11,616
Auto Trader Group PLC, 144A	11,643	87,961
Aviva PLC	3,885	19,812
B&M European Value Retail SA	4,756	21,142
Babcock International Group PLC	6,424	36,257
BAE Systems PLC	17,097	97,488
Barratt Developments PLC	29,580	208,037
Bellway PLC	3,530	121,953
Berkeley Group Holdings PLC	4,572	201,459
BP PLC	5,808	39,537
British Land Co. PLC REIT	10,443	70,287
BT Group PLC	74,670	182,355
Bunzl PLC	7,982	212,780
Burberry Group PLC	8,382	179,071
Centrica PLC	179,054	211,056
Cineworld Group PLC	7,824	29,219
CNH Industrial NV	3,406	29,597
Cobham PLC*	12,750	16,031
Compass Group PLC	2,599	58,653
Croda International PLC	1,962	125,376
Derwent London PLC REIT	1,511	61,247
Diageo PLC	874	36,633
Direct Line Insurance Group PLC	46,158	184,132
DS Smith PLC	2,562	10,204
easyJet PLC	1,296	14,231
Experian PLC	7,226	217,399
Ferguson PLC	6,886	444,718
G4S PLC	30,145	79,523
GlaxoSmithKline PLC	2,829	54,448
Halma PLC	8,856	202,704
Hargreaves Lansdown PLC	1,493	42,641
Howden Joinery Group PLC	20,496	129,786

IMI PLC	5,937	67,796
Imperial Brands PLC	3,580	86,409
Inchcape PLC	22,775	168,215
Informa PLC	7,020	68,714
InterContinental Hotels Group PLC	2,689	173,019
International Consolidated Airlines Group SA	10,629	60,433
Intertek Group PLC	2,933	195,780
ITV PLC	58,992	79,744
J Sainsbury PLC	56,501	142,499
JD Sports Fashion PLC	6,315	49,094
Johnson Matthey PLC	7,184	280,153
Kingfisher PLC	14,296	38,542
Legal & General Group PLC	9,186	29,709
London Stock Exchange Group PLC	72	4,795
Marks & Spencer Group PLC	52,137	147,987
Meggitt PLC	18,559	114,760
Merlin Entertainments PLC, 144A	9,171	43,821
Micro Focus International PLC	572	13,819
Mondi PLC	11,514	238,001
National Grid PLC(b)	22,611	225,939
Next PLC	2,266	164,566
Pearson PLC	13,683	135,726
Pennon Group PLC	13,992	129,339
Persimmon PLC	6,401	158,694
Phoenix Group Holdings PLC	1,756	14,853
Prudential PLC	599	11,910
Quilter PLC, 144A	6,468	10,782
Reckitt Benckiser Group PLC	549	43,926
RELX PLC	1,793	41,639
Renishaw PLC	346	17,051
Rentokil Initial PLC	78,328	370,217
Rightmove PLC	13,983	101,973
Rio Tinto Ltd.	4,691	325,991
Rio Tinto PLC	1,913	109,382
Rolls-Royce Holdings PLC*	13,872	150,365
Royal Mail PLC	5,075	13,126
RPC Group PLC	17,900	178,053
RSA Insurance Group PLC	2,753	19,174
Sage Group PLC	12,139	114,291
Schroders PLC	450	16,556
Segro PLC REIT	67,613	594,491
Severn Trent PLC	5,102	127,968
Smith & Nephew PLC	7,609	159,584
Smiths Group PLC	3,857	70,028
Spirax-Sarco Engineering PLC	630	66,383
SSE PLC	22,738	309,087
Subsea 7 SA	1,425	15,846
Tate & Lyle PLC	35,278	321,122
Taylor Wimpey PLC	63,635	132,540
Tesco PLC	22,374	63,845
Travis Perkins PLC	4,741	73,619
Unilever NV	2,733	164,458
Unilever PLC	2,971	181,129
United Utilities Group PLC	20,908	210,134
Vodafone Group PLC	31,685	51,685
Whitbread PLC	3,166	184,757
Wm Morrison Supermarkets PLC	95,028	235,774
WPP PLC	5,119	60,726

		11,950,637

United States(d) - 0.3%
Carnival PLC	1,779	87,672
Samsonite International SA, 144A*	7,399	15,193
Sims Metal Management Ltd.	750	4,926
Waste Connections, Inc.	1,147	108,490

		216,281

TOTAL COMMON STOCKS (Cost $84,984,846)		83,410,610

PREFERRED STOCKS - 0.2%
Germany - 0.1%
FUCHS PETROLUB SE	920	35,821
Henkel AG & Co. KGaA	112	10,207
Porsche Automobil Holding SE*	590	36,673
Sartorius AG	67	12,692

		95,393

South Korea - 0.1%
CJ Corp.*(c)	6	38
Hanwha Corp.	1,402	15,775
Hyundai Motor Co. - 2nd Preferred	62	4,462

		20,275

Spain - 0.0%
Grifols SA, Class B	830	14,688

United Kingdom - 0.0%
Rolls-Royce Holdings PLC - Entitlement*	984,912	1,241

TOTAL PREFERRED STOCKS (Cost $147,000)		131,597

RIGHTS - 0.0%
United Kingdom - 0.0%
Marks & Spencer Group PLC*, expires 6/12/19 (Cost $0)	10,427	5,125

SECURITIES LENDING COLLATERAL - 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(e)(f) (Cost $1,219,104)	1,219,104	1,219,104

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.35%(e) (Cost $98,094)	98,094	98,094

TOTAL INVESTMENTS - 100.7% (Cost $86,449,044)		$84,864,530
Other assets and liabilities, net - (0.7%)		(627,812)

NET ASSETS - 100.0%		$84,236,718

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
COMMON STOCKS — 0.0%
Germany — 0.0%
DWS Group GmbH & Co. KGaA, 144A*(g)
—	16,544	(20,067)	3,523	—	—	—	—	—
SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(e)(f)
227,652	991,452(h)	—	—	—	11,236	—	1,219,104	1,219,104
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.35%(e)
—	2,641,612	(2,543,518)	—	—	716	—	98,094	98,094

227,652	3,649,608	(2,563,585)	3,523	—	11,952	—	1,317,198	1,317,198

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $1,452,028, which is 1.7% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Securities are listed in country of domicile and trade on exchanges within the FTSE Developed ex US Comprehensive Factor Index.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $471,160.

(g)	Affiliated issuer. The security is owned in proportion with its representation in the index.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2019 the Xtrackers FTSE Developed ex US Comprehensive Factor ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Industrials	$18,861,406	22.6%
Real Estate	13,378,871	16.0
Consumer Staples	8,374,069	10.0
Consumer Discretionary	7,658,192	9.2
Utilities	7,273,250	8.7
Materials	7,075,517	8.5
Financials	5,314,761	6.4
Communication Services	4,494,952	5.4
Energy	3,954,550	4.7
Health Care	3,797,288	4.5
Information Technology	3,364,476	4.0

Total	$83,547,332	100.0%

At May 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(i)
MSCI EAFE Futures	USD	6	$565,791	$545,370	6/21/2019	$(20,421)

(i)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2019.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(j)	$83,369,208	$—	$41,402	$83,410,610
Preferred Stocks(j)	131,559	—	38	131,597
Rights	5,125	—	—	5,125
Short-Term Investments(j)	1,317,198	—	—	1,317,198

TOTAL	$84,823,090	$—	$41,440	$84,864,530

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(k)
Futures Contracts	$(20,421)	$—	$—	$(20,421)

TOTAL	$(20,421)	$—	$—	$(20,421)

(j)	See Schedule of Investments for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended May 31, 2019, the amount of transfers between Level 1 and Level 3 was $9,208 and between Level 3 and Level 1 was $40,835. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF

May 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 94.3%
Bahrain - 0.2%
Ahli United Bank BSC	10,684	$8,810

Brazil - 6.1%
Ambev SA	46	206
Atacadao SA	1,131	6,689
B3 SA - Brasil Bolsa Balcao	882	8,240
Banco BTG Pactual SA	211	2,519
Banco Santander Brasil SA	38	444
BB Seguridade Participacoes SA	968	7,379
BRF SA*	230	1,627
CCR SA	507	1,732
Cia de Saneamento Basico do Estado de Sao Paulo	462	5,218
Cia Paranaense de Energia	73	860
Cielo SA	169	289
Cosan SA	562	6,768
CVC Brasil Operadora e Agencia de Viagens SA	87	1,147
EDP - Energias do Brasil SA	3,078	15,601
Embraer SA	718	3,476
Energisa SA	524	6,025
Engie Brasil Energia SA	525	6,212
Equatorial Energia SA	490	10,784
Estacio Participacoes SA	69	519
Fleury SA	137	693
Grendene SA	1,863	3,360
Guararapes Confeccoes SA	128	510
Hapvida Participacoes e Investimentos SA, 144A	132	1,240
Hypera SA	414	3,196
IRB Brasil Resseguros SA	817	21,264
JBS SA	242	1,351
Klabin SA	1,434	5,697
Kroton Educacional SA	402	1,062
Localiza Rent a Car SA	561	5,452
Lojas Americanas SA	121	399
Lojas Renner SA	1,090	12,263
M Dias Branco SA	261	2,580
Multiplan Empreendimentos Imobiliarios SA	945	5,997
Natura Cosmeticos SA	163	2,498
Odontoprev SA	779	3,248
Petrobras Distribuidora SA	971	6,338
Porto Seguro SA	501	6,783
Raia Drogasil SA	178	3,157
Sao Martinho SA	1,441	7,197
Sul America SA	1,381	12,316
Suzano SA	60	492
TIM Participacoes SA	1,639	4,606
Transmissora Alianca de Energia Eletrica SA	1,723	11,678
Ultrapar Participacoes SA	1,424	7,523
Vale SA	40	501
WEG SA	531	2,584

		219,720

Chile - 2.4%
AES Gener SA	22,868	5,628
Aguas Andinas SA, Class A	11,063	6,126
Banco de Chile	13,967	2,012
Banco de Credito e Inversiones SA	37	2,381
Banco Santander Chile	23,288	1,646
Cencosud SA	1,992	3,634
Cia Cervecerias Unidas SA	817	11,093
Colbun SA	21,775	4,112
Empresa Nacional de Telecomunicaciones SA*	200	1,915
Empresas CMPC SA	2,125	5,665
Empresas COPEC SA	520	5,399
Enel Americas SA	58,709	9,383
Enel Chile SA	78,196	7,187
Engie Energia Chile SA	1,813	3,026
Itau CorpBanca	182,445	1,425
Latam Airlines Group SA	428	3,765
Parque Arauco SA	4,106	10,744
Plaza SA	212	475
SACI Falabella	282	1,707

		87,323

China - 17.3%
3SBio, Inc., 144A(a)	257	419
51job, Inc., ADR*(a)	9	633
Agile Group Holdings Ltd.	959	1,215
Agricultural Bank of China Ltd., Class H*	14,414	6,177
Air China Ltd., Class H*	434	402
Alibaba Group Holding Ltd., ADR*(a)	2	299
Aluminum Corp. of China Ltd., Class H*	1,563	562
Angang Steel Co. Ltd., Class H(a)	3,055	1,375
Anhui Conch Cement Co. Ltd., Class H	2,486	14,522
Anhui Expressway Co. Ltd., Class H	3,280	1,970
Anhui Gujing Distillery Co. Ltd., Class B	1,016	7,634
ANTA Sports Products Ltd.	525	3,214
Baidu, Inc., ADR*	8	880
Bank of China Ltd., Class H	7,294	3,023
Bank of Communications Co. Ltd., Class H	2,193	1,717
Beijing Capital International Airport Co. Ltd., Class H	497	420
Beijing Jingneng Clean Energy Co. Ltd., Class H	3,517	632
Bengang Steel Plates Co. Ltd., Class B	3,300	901

BOE Technology Group Co. Ltd., Class B	769	261
CAR, Inc.*	1,480	1,165
CGN Power Co. Ltd., Class H, 144A	3,576	985
China BlueChemical Ltd., Class H	5,118	1,769
China CITIC Bank Corp. Ltd., Class H	9,308	5,283
China Coal Energy Co. Ltd., Class H	17,013	6,944
China Communications Construction Co. Ltd., Class H	13,964	12,414
China Communications Services Corp. Ltd., Class H	15,351	11,493
China Conch Venture Holdings Ltd.	3,521	11,429
China Construction Bank Corp., Class H	482	381
China Dongxiang Group Co. Ltd.	6,316	773
China Eastern Airlines Corp. Ltd., Class H	684	376
China Everbright Bank Co. Ltd., Class H	5,955	2,689
China International Marine Containers Group Co. Ltd., Class H	361	397
China Life Insurance Co. Ltd., Class H	1,696	3,937
China Longyuan Power Group Corp. Ltd., Class H	3,751	2,368
China Machinery Engineering Corp., Class H	847	373
China Medical System Holdings Ltd.	454	400
China Merchants Bank Co. Ltd., Class H	603	2,903
China Merchants Securities Co. Ltd., Class H, 144A	399	463
China Minsheng Banking Corp. Ltd., Class H	8,566	6,227
China National Accord Medicines Corp. Ltd., Class B	236	837
China National Building Material Co. Ltd., Class H	726	558
China Oilfield Services Ltd., Class H	1,184	1,059
China Pacific Insurance Group Co. Ltd., Class H	851	3,148
China Petroleum & Chemical Corp., Class H	76,332	50,820
China Railway Construction Corp. Ltd., Class H	11,411	13,346
China Railway Group Ltd., Class H	22,287	16,657
China Railway Signal & Communication Corp. Ltd., Class H, 144A	545	359
China Reinsurance Group Corp., Class H	6,710	1,224
China Resources Pharmaceutical Group Ltd., 144A*	4,277	5,586
China Shenhua Energy Co. Ltd., Class H	18,816	38,637
China Telecom Corp. Ltd., Class H*	2,997	1,506
China Vanke Co. Ltd., Class H	2,013	7,125
China Zhongwang Holdings Ltd.	4,355	2,077
Chongqing Changan Automobile Co. Ltd., Class B	413	177
Chongqing Rural Commercial Bank Co. Ltd., Class H	109	56
CIFI Holdings Group Co. Ltd.	1,415	846
CNOOC Ltd.	1,079	1,759
COSCO SHIPPING Development Co. Ltd., Class H*	2,590	317
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	6,475	3,386
COSCO SHIPPING Holdings Co. Ltd., Class H*	1,689	623
Country Garden Holdings Co. Ltd.(a)	413	558
Country Garden Services Holdings Co. Ltd.	3,187	6,536
CRRC Corp. Ltd., Class H	4,894	4,195
CSG Holding Co. Ltd., Class B	3,098	1,031
CSPC Pharmaceutical Group Ltd.	721	1,162
Dali Foods Group Co. Ltd., 144A	1,604	1,148
Datang International Power Generation Co. Ltd., Class H	12,453	3,113
Dazhong Transportation Group Co. Ltd., Class B	1,510	764
Dongfang Electric Corp. Ltd., Class H*	1,212	791
Dongfeng Motor Group Co. Ltd., Class H	4,908	4,044
ENN Energy Holdings Ltd.*	908	8,164
Fosun International Ltd.	751	969
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	1,567	4,677
Geely Automobile Holdings Ltd.	181	297
GF Securities Co. Ltd., Class H	540	616
GOME Retail Holdings Ltd.*	5,222	513
Guangdong Electric Power Development Co. Ltd., Class B	8,300	2,689
Guangshen Railway Co. Ltd., Class H	3,495	1,226
Guangzhou Automobile Group Co. Ltd., Class H	9,537	9,196
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,336	5,580
Guangzhou R&F Properties Co. Ltd., Class H	1,454	2,752

Guotai Junan Securities Co. Ltd., Class H, 144A	407	695
Haidilao International Holding Ltd., 144A	200	704
Haitian International Holdings Ltd.	609	1,204
Haitong Securities Co. Ltd., Class H	719	737
Hengan International Group Co. Ltd.	471	3,454
Huadian Fuxin Energy Corp. Ltd., Class H	2,712	522
Huadian Power International Corp. Ltd., Class H	16,104	6,675
Huaneng Power International, Inc., Class H*	30,802	19,407
Huaneng Renewables Corp. Ltd., Class H	4,151	1,122
Huatai Securities Co. Ltd., Class H, 144A	631	1,000
Huaxin Cement Co. Ltd., Class B	3,494	9,958
Huazhu Group Ltd., ADR(a)	13	398
Industrial & Commercial Bank of China Ltd., Class H	2,541	1,815
Inner Mongolia Yitai Coal Co. Ltd., Class B	6,600	7,227
JD.com, Inc., ADR*(a)	8	206
Jiangsu Expressway Co. Ltd., Class H	7,501	10,447
Jiangxi Copper Co. Ltd., Class H	3,210	4,008
Lao Feng Xiang Co. Ltd., Class B	3,300	10,956
Li Ning Co. Ltd.*	1,927	3,190
Livzon Pharmaceutical Group, Inc., Class H	124	387
Logan Property Holdings Co. Ltd.	1,846	2,726
Longfor Group Holdings Ltd.	2,357	8,643
Luye Pharma Group Ltd., 144A	2,421	1,822
Maanshan Iron & Steel Co. Ltd., Class H(a)	5,474	2,332
Metallurgical Corp. of China Ltd., Class H	12,756	3,400
NetEase, Inc., ADR	6	1,492
New China Life Insurance Co. Ltd., Class H	189	877
New Oriental Education & Technology Group, Inc., ADR*	38	3,255
People’s Insurance Co. Group of China Ltd., Class H*	11,388	4,474
PetroChina Co. Ltd., Class H	70,933	39,626
PICC Property & Casualty Co. Ltd., Class H	2,391	2,583
Pinduoduo, Inc., ADR*	31	602
Ping An Healthcare and Technology Co. Ltd., 144A*(a)	69	310
Ping An Insurance Group Co. of China Ltd., Class H	55	607
Qingdao Port International Co. Ltd., Class H, 144A	1,834	1,226
Red Star Macalline Group Corp. Ltd., Class H, 144A	3,169	2,821
Shandong Chenming Paper Holdings Ltd., Class B	970	452
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,884	3,378
Shanghai Bailian Group Co. Ltd., Class B	1,223	1,221
Shanghai Baosight Software Co. Ltd., Class B*	2,300	4,738
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	4,000	2,664
Shanghai Huayi Group Co. Ltd., Class B	1,184	978
Shanghai Jinjiang International Hotels Development Co. Ltd., Class B	500	1,022
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	500	500
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	800	935
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,465	1,704
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	2,162	3,740
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,768	5,465
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	1,006	1,449
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	2,620	927
Shenzhen Expressway Co. Ltd., Class H	4,219	4,881
Shenzhou International Group Holdings Ltd.	551	6,497
Sichuan Expressway Co. Ltd., Class H	5,494	1,738
Sihuan Pharmaceutical Holdings Group Ltd.	728	163
SINA Corp.*	7	282
Sino-Ocean Group Holding Ltd.	1,521	607
Sinopec Engineering Group Co. Ltd., Class H	2,849	2,318
Sinopec Shanghai Petrochemical Co. Ltd., Class H	9,691	4,227
Sinopharm Group Co. Ltd., Class H(a)	666	2,502
Sinotrans Ltd., Class H	2,654	975

Sinotruk Hong Kong Ltd.	1,517	2,875
SOHO China Ltd.	4,983	1,557
TAL Education Group, ADR*	27	929
Tencent Holdings Ltd.	14	582
TravelSky Technology Ltd., Class H	159	329
Tsingtao Brewery Co. Ltd., Class H	1,444	8,776
Weichai Power Co. Ltd., Class H	14,438	21,950
Weifu High-Technology Group Co. Ltd., Class B	2,378	4,422
Wuxi Little Swan Co. Ltd., Class B(b)	347	2,286
Xinhua Winshare Publishing and Media Co. Ltd., Class H	5,735	3,921
Yangzijiang Shipbuilding Holdings Ltd.	10,274	10,227
Yantai Changyu Pioneer Wine Co. Ltd., Class B	1,557	3,213
Yanzhou Coal Mining Co. Ltd., Class H*	698	656
YY, Inc., ADR*(a)	5	342
Zhaojin Mining Industry Co. Ltd., Class H	576	529
Zhejiang Expressway Co. Ltd., Class H	489	511
Zhongsheng Group Holdings Ltd.	183	461
Zhuzhou CRRC Times Electric Co. Ltd., Class H	575	3,095
Zijin Mining Group Co. Ltd., Class H	9,885	3,492
ZTO Express Cayman, Inc., ADR(a)	235	4,239

		617,812

Colombia - 0.4%
Almacenes Exito SA	1,372	5,740
Bancolombia SA	135	1,498
Corp. Financiera Colombiana SA*	145	1,004
Ecopetrol SA	360	295
Grupo de Inversiones Suramericana SA	180	1,776
Interconexion Electrica SA ESP	704	3,384

		13,697

Czech Republic - 0.4%
CEZ AS	216	5,018
Komercni banka AS	42	1,582
Moneta Money Bank AS, 144A	942	3,068
O2 Czech Republic AS	33	356
Philip Morris CR AS	5	2,976

		13,000

Egypt - 0.6%
Abou Kir Fertilizers & Chemical Industries	622	885
Commercial International Bank Egypt SAE, GDR	2,149	8,703
Eastern Co. SAE	953	884
Egypt Kuwait Holding Co. SAE	7,026	10,125
ElSewedy Electric Co.	1,118	929
Talaat Moustafa Group	734	459
Telecom Egypt Co.	1,533	1,216

		23,201

Greece - 0.7%
FF Group*(b)	144	770
Hellenic Petroleum SA	96	902
Hellenic Telecommunications Organization SA	169	2,307
JUMBO SA	167	2,959
Motor Oil Hellas Corinth Refineries SA	480	12,196
Mytilineos Holdings SA	254	2,764
OPAP SA	146	1,525
Titan Cement Co. SA	76	1,541

		24,964

Hong Kong - 3.5%
Beijing Enterprises Holdings Ltd.	1,711	8,598
Beijing Enterprises Water Group Ltd.*	1,314	699
Bosideng International Holdings Ltd.(a)	4,889	1,216
China Agri-Industries Holdings Ltd.	5,696	1,722
China Everbright International Ltd.	486	460
China Everbright Ltd.	1,699	2,717
China Gas Holdings Ltd.	455	1,462
China Merchants Port Holdings Co. Ltd.	1,110	1,942
China Mobile Ltd.	265	2,314
China Overseas Land & Investment Ltd.	936	3,247
China Power International Development Ltd.	17,325	4,486
China Resources Beer Holdings Co. Ltd.	369	1,614
China Resources Cement Holdings Ltd.	5,230	4,536
China Resources Gas Group Ltd.	1,527	7,313
China Resources Land Ltd.	975	3,967
China Resources Power Holdings Co. Ltd.	6,836	9,957
China South City Holdings Ltd.	3,220	464
China State Construction International Holdings Ltd.	628	643
China Taiping Insurance Holdings Co. Ltd.	111	285
China Traditional Chinese Medicine Holdings Co. Ltd.	3,711	1,960
China Unicom Hong Kong Ltd.	2,525	2,663
CIMC Enric Holdings Ltd.	631	513
CITIC Ltd.	1,729	2,346
COSCO SHIPPING Ports Ltd.	10,773	10,470

Far East Horizon Ltd.	478	509
Guangdong Investment Ltd.	5,910	11,623
Haier Electronics Group Co. Ltd.*	941	2,398
Hopson Development Holdings Ltd.	1,258	1,258
Jiayuan International Group Ltd.	6,700	3,119
Kingboard Holdings Ltd.	596	1,566
Kingboard Laminates Holdings Ltd.	731	624
Kunlun Energy Co. Ltd.*	8,189	7,541
Lee & Man Paper Manufacturing Ltd.	7,718	5,020
Nine Dragons Paper Holdings Ltd.*	814	649
Poly Property Group Co. Ltd.	2,562	882
Shanghai Industrial Holdings Ltd.	1,639	3,416
Shenzhen International Holdings Ltd.	1,889	3,320
Shenzhen Investment Ltd.	9,367	3,453
Shimao Property Holdings Ltd.	844	2,417
Sino Biopharmaceutical Ltd.	484	488
Yuexiu Property Co. Ltd.	4,754	1,079

		124,956

Hungary - 1.6%
Magyar Telekom Telecommunications PLC	6,181	8,841
MOL Hungarian Oil & Gas PLC*	3,409	38,305
OTP Bank Nyrt	62	2,584
Richter Gedeon Nyrt	512	9,184

		58,914

India - 7.8%
3M India Ltd.*	2	653
ABB India Ltd.	51	1,148
ACC Ltd.	129	3,121
Adani Ports & Special Economic Zone Ltd.	245	1,464
Alkem Laboratories Ltd.	80	2,060
Ambuja Cements Ltd.	1,279	4,232
Asian Paints Ltd.	138	2,787
Aurobindo Pharma Ltd.	414	3,994
Avenue Supermarts Ltd., 144A*	34	646
Axis Bank Ltd.*	70	812
Bajaj Auto Ltd.	105	4,408
Bajaj Finance Ltd.	19	945
Bajaj Holdings & Investment Ltd.	207	10,385
Berger Paints India Ltd.	355	1,683
Bharat Forge Ltd.	59	396
Bharat Heavy Electricals Ltd.	354	357
Bharat Petroleum Corp. Ltd.	669	3,930
Bharti Airtel Ltd.	163	816
Bharti Infratel Ltd.	923	3,563
Biocon Ltd.	69	537
Bosch Ltd.	7	1,780
Britannia Industries Ltd.	48	2,012
Cadila Healthcare Ltd.	111	395
Castrol India Ltd.	695	1,468
Cipla Ltd.	311	2,494
Coal India Ltd.	707	2,572
Colgate-Palmolive India Ltd.	198	3,274
Container Corp. Of India Ltd.	434	3,301
Cummins India Ltd.	140	1,587
Dabur India Ltd.	624	3,545
Divi’s Laboratories Ltd.	89	2,033
DLF Ltd.	164	450
Dr Reddy’s Laboratories Ltd.	107	4,112
Eicher Motors Ltd.	4	1,145
Emami Ltd.	74	370
Exide Industries Ltd.	812	2,481
Federal Bank Ltd.	534	823
GAIL India Ltd.	839	4,346
Gillette India Ltd.	23	2,455
GlaxoSmithKline Consumer Healthcare Ltd.	36	3,819
Glenmark Pharmaceuticals Ltd.	348	2,723
Godrej Consumer Products Ltd.	141	1,392
Godrej Industries Ltd.	63	445
Havells India Ltd.	346	3,713
HCL Technologies Ltd.	726	11,381
HDFC Asset Management Co. Ltd., 144A	47	1,195
Hero MotoCorp Ltd.	141	5,423
Hindalco Industries Ltd.	898	2,538
Hindustan Petroleum Corp. Ltd.	380	1,768
Hindustan Unilever Ltd.	83	2,130
Hindustan Zinc Ltd.	112	395
Housing Development Finance Corp. Ltd.	53	1,660
ICICI Lombard General Insurance Co. Ltd., 144A	175	2,954
ICICI Prudential Life Insurance Co. Ltd., 144A	147	818
Indian Oil Corp. Ltd.	736	1,748
Infosys Ltd.	1,946	20,600
InterGlobe Aviation Ltd., 144A	60	1,443
ITC Ltd.	277	1,107
JSW Energy Ltd.*	424	446
JSW Steel Ltd.	1,798	7,010
Kansai Nerolac Paints Ltd.	168	1,112
Larsen & Toubro Infotech Ltd., 144A	231	5,917
Larsen & Toubro Ltd.	30	670
Lupin Ltd.	199	2,129
Mahindra & Mahindra Ltd.	263	2,442
Marico Ltd.	965	5,150
Maruti Suzuki India Ltd.	17	1,676
Motherson Sumi Systems Ltd.	198	328
Mphasis Ltd.	898	12,806
MRF Ltd.	1	793
Muthoot Finance Ltd.	268	2,502
Nestle India Ltd.	18	2,970

NHPC Ltd.	10,330	3,713
NMDC Ltd.	1,284	1,866
NTPC Ltd.	862	1,648
Oil & Natural Gas Corp. Ltd.	1,124	2,773
Oil India Ltd.	832	2,149
Oracle Financial Services Software Ltd.	79	3,875
Page Industries Ltd.	8	2,268
Petronet LNG Ltd.	1,845	6,540
Pidilite Industries Ltd.	196	3,627
Power Finance Corp. Ltd.*	300	535
Power Grid Corp. of India Ltd.	584	1,586
RBL Bank Ltd., 144A	178	1,756
Reliance Industries Ltd.	35	668
SBI Life Insurance Co. Ltd., 144A	61	608
Shree Cement Ltd.	4	1,241
Siemens Ltd.	74	1,350
Sun Pharmaceutical Industries Ltd.	79	465
Tata Communications Ltd.	63	489
Tata Consultancy Services Ltd.	50	1,576
Tata Power Co. Ltd.	2,347	2,317
Tata Steel Ltd.	145	1,016
Tech Mahindra Ltd.	1,243	13,561
Titan Co. Ltd.	111	1,968
Torrent Pharmaceuticals Ltd.	24	539
Torrent Power Ltd.	60	212
UltraTech Cement Ltd.	12	820
United Breweries Ltd.	134	2,585
UPL Ltd.	440	6,307
Vedanta Ltd.	114	263
Voltas Ltd.	86	716
Wipro Ltd.	2,011	8,264
Yes Bank Ltd.	118	250
Zee Entertainment Enterprises Ltd.	208	1,067

		280,401

Indonesia - 1.8%
PT Adaro Energy Tbk	4,362	396
PT Astra Agro Lestari Tbk	1,217	899
PT Astra International Tbk	10,029	5,235
PT Bank Central Asia Tbk	671	1,368
PT Bank Danamon Indonesia Tbk	2,126	690
PT Bank Mandiri Persero Tbk	3,341	1,797
PT Bank Negara Indonesia Persero Tbk	1,148	676
PT Bank Rakyat Indonesia Persero Tbk	5,796	1,665
PT Bukit Asam Tbk	9,584	2,055
PT Bumi Serpong Damai Tbk*	32,579	3,081
PT Charoen Pokphand Indonesia Tbk	2,600	893
PT Gudang Garam Tbk	492	2,774
PT Hanjaya Mandala Sampoerna Tbk	1,955	463
PT Indah Kiat Pulp & Paper Corp. Tbk	1,478	802
PT Indocement Tunggal Prakarsa Tbk	1,147	1,704
PT Indofood CBP Sukses Makmur Tbk	5,978	4,105
PT Indofood Sukses Makmur Tbk	13,862	6,410
PT Jasa Marga Persero Tbk	10,073	4,023
PT Kalbe Farma Tbk	59,665	5,873
PT Media Nusantara Citra Tbk	5,723	457
PT Perusahaan Gas Negara Tbk	14,825	2,140
PT Semen Indonesia Persero Tbk*	3,348	2,709
PT Surya Citra Media Tbk	2,818	326
PT Telekomunikasi Indonesia Persero Tbk*	32,890	8,987
PT Tower Bersama Infrastructure Tbk	2,951	757
PT Unilever Indonesia Tbk	297	926
PT United Tractors Tbk	1,435	2,549

		63,760

Isle of Man - 0.0%
MAS Real Estate, Inc.	411	572

Kuwait - 1.0%
Agility Public Warehousing Co. KSC	3,016	7,223
Boubyan Bank KSCP	864	1,615
Boubyan Petrochemicals Co. KSCP	1,083	3,341
Gulf Bank KSCP	3,256	3,348
Kuwait Finance House KSCP	1,153	2,576
Mobile Telecommunications Co. KSC	7,132	12,277
National Bank of Kuwait SAKP	2,040	6,494

		36,874

Malaysia - 4.6%
AirAsia Group Bhd	5,301	3,656
Alliance Bank Malaysia Bhd	2,248	2,065
AMMB Holdings Bhd	1,661	1,756
Astro Malaysia Holdings Bhd	3,257	1,080
Axiata Group Bhd	589	659
British American Tobacco Malaysia Bhd	834	5,971
CIMB Group Holdings Bhd	1,462	1,839
Dialog Group Bhd	5,700	4,516
DiGi.Com Bhd	11,141	13,213
Fraser & Neave Holdings Bhd	600	4,897
Gamuda Bhd	562	468
Genting Bhd	3,419	5,214
Genting Malaysia Bhd	1,436	1,076
HAP Seng Consolidated Bhd	732	1,729
Hartalega Holdings Bhd	2,400	2,978
Hong Leong Bank Bhd	383	1,737
Hong Leong Financial Group Bhd	418	1,893
IHH Healthcare Bhd	979	1,285

IJM Corp. Bhd	3,078	1,631
IOI Corp. Bhd	1,387	1,427
IOI Properties Group Bhd	4,700	1,503
KLCCP Stapled Group(c)	1,800	3,312
Kuala Lumpur Kepong Bhd	525	3,107
Malayan Banking Bhd	645	1,388
Malaysia Airports Holdings Bhd	1,365	2,391
Maxis Bhd	4,716	6,235
MISC Bhd	2,189	3,631
Nestle Malaysia Bhd	169	5,928
Petronas Chemicals Group Bhd	4,529	8,992
Petronas Dagangan Bhd	1,619	9,952
Petronas Gas Bhd	1,977	8,332
PPB Group Bhd	1,660	7,439
Press Metal Aluminium Holdings Bhd	486	520
Public Bank Bhd	735	4,139
QL Resources Bhd	2,700	4,407
RHB Bank Bhd*(b)	400	0
RHB Bank Bhd	1,431	1,991
Sime Darby Bhd	22,147	12,261
Sime Darby Plantation Bhd	3,815	4,242
Sime Darby Property Bhd	3,943	997
Telekom Malaysia Bhd	615	530
Tenaga Nasional Bhd	1,501	4,549
Top Glove Corp. Bhd	600	723
Westports Holdings Bhd	3,396	3,144
YTL Corp. Bhd	9,128	2,483
YTL Power International Bhd	13,988	2,821

		164,107

Mexico - 6.1%
Alfa SAB de CV, Class A	10,777	9,831
Alpek SAB de CV	3,203	3,613
Alsea SAB de CV*	406	793
America Movil SAB de CV, Series L	6,505	4,574
Arca Continental SAB de CV	368	1,966
Banco del Bajio SA, 144A	2,625	5,069
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	3,844	5,625
Cemex SAB de CV, Series CPO*	6,990	2,848
Coca-Cola Femsa SAB de CV	2,385	14,863
Concentradora Fibra Danhos SA de CV REIT	1,835	2,245
El Puerto de Liverpool SAB de CV, Class C1	1,053	5,891
Fibra Uno Administracion SA de CV REIT	27,576	35,364
Fomento Economico Mexicano SAB de CV	2,031	18,869
Gruma SAB de CV, Class B	809	7,710
Grupo Aeroportuario del Centro Norte SAB de CV	1,964	11,846
Grupo Aeroportuario del Pacifico SAB de CV, Class B	588	5,750
Grupo Aeroportuario del Sureste SAB de CV, Class B	297	4,686
Grupo Bimbo SAB de CV, Series A	2,718	5,481
Grupo Carso SAB de CV, Series A1	652	2,398
Grupo Comercial Chedraui SA de CV	3,274	5,516
Grupo Elektra SAB DE CV	13	794
Grupo Financiero Banorte SAB de CV, Class O	850	4,620
Grupo Financiero Inbursa SAB de CV, Class O	2,210	2,930
Grupo Lala SAB de CV	1,614	1,880
Grupo Mexico SAB de CV, Series B	816	2,035
Grupo Televisa SAB, Series CPO	1,689	3,144
Industrias Bachoco SAB de CV, Series B	721	3,171
Industrias Penoles SAB de CV	33	369
Infraestructura Energetica Nova SAB de CV	344	1,400
Kimberly-Clark de Mexico SAB de CV, Class A*	2,804	5,054
Megacable Holdings SAB de CV, Series CPO	1,512	6,238
Mexichem SAB de CV	6,191	12,946
Nemak SAB de CV, 144A	7,078	3,266
Promotora y Operadora de Infraestructura SAB de CV	829	8,066
Regional SAB de CV	522	2,526
Telesites SAB de CV*	669	436
Wal-Mart de Mexico SAB de CV	1,305	3,680

		217,493

Peru - 0.2%
Cia de Minas Buenaventura SAA, ADR	85	1,289
Credicorp Ltd.	27	6,055

		7,344

Philippines - 2.2%
Aboitiz Power Corp.	3,880	2,715
Alliance Global Group, Inc.	9,109	2,724
Ayala Corp.	172	3,030
Ayala Land, Inc.	6,862	6,512
Bank of the Philippine Islands	759	1,176
BDO Unibank, Inc.	481	1,273
DMCI Holdings, Inc.	24,533	4,976
Energy Development Corp.*(b)	8,122	1,070
Globe Telecom, Inc.	110	4,576
GT Capital Holdings, Inc.	205	3,392
International Container Terminal Services, Inc.	1,439	3,752
JG Summit Holdings, Inc.	2,240	2,688
Jollibee Foods Corp.	864	4,770

LT Group, Inc.	1,663	476
Manila Electric Co.	953	7,034
Megaworld Corp.	33,188	3,754
Metro Pacific Investments Corp.	35,500	3,063
Metropolitan Bank & Trust Co.	620	853
PLDT, Inc.	153	3,960
San Miguel Corp.	1,100	3,954
San Miguel Food and Beverage, Inc.	210	432
Semirara Mining & Power Corp.	5,574	2,351
SM Investments Corp.	133	2,402
SM Prime Holdings, Inc.	4,115	3,140
Universal Robina Corp.	1,250	4,002

		78,075

Qatar - 2.8%
Al Meera Consumer Goods Co. QSC	46	1,800
Barwa Real Estate Co.	838	8,263
Commercial Bank QSC	312	3,980
Doha Bank QPSC	114	727
Industries Qatar QSC	145	4,540
Masraf Al Rayan QSC	302	3,003
Mesaieed Petrochemical Holding Co.	1,221	8,796
Ooredoo QPSC	132	2,336
Qatar Aluminum Manufacturing Co.	376	1,037
Qatar Electricity & Water Co. QSC	108	4,894
Qatar Fuel QSC	651	36,833
Qatar Gas Transport Co. Ltd.	813	4,792
Qatar Insurance Co. SAQ	222	2,134
Qatar International Islamic Bank QSC	93	1,865
Qatar Islamic Bank SAQ	100	4,589
Qatar National Bank QPSC	29	1,497
Qatar Navigation QSC	193	3,340
United Development Co. QSC	681	2,551
Vodafone Qatar QSC	820	1,590

		98,567

Romania - 0.1%
NEPI Rockcastle PLC	285	2,409

Russia - 3.5%
Aeroflot PJSC	1,328	1,912
Alrosa PJSC	270	365
Federal Grid Co Unified Energy System PJSC	417,752	1,108
Gazprom PJSC	1,471	4,857
Inter RAO UES PJSC	200,702	12,367
LUKOIL PJSC	124	10,029
Magnit PJSC	85	4,878
Magnitogorsk Iron & Steel Works PJSC	7,339	5,031
MMC Norilsk Nickel PJSC	25	5,265
Mobile TeleSystems PJSC	3,040	11,938
Mosenergo PJSC	30,081	1,059
Novatek PJSC	119	2,417
Novolipetsk Steel PJSC	2,698	7,137
PhosAgro PJSC	28	1,061
Rosneft Oil Co. PJSC	151	1,004
ROSSETI PJSC	70,408	1,343
Rostelecom PJSC	13,024	15,393
RusHydro PJSC	89,895	745
RussNeft PJSC*	167	1,461
Sberbank of Russia PJSC	124	444
Severstal PJSC	891	14,176
Surgutneftegas PJSC	14,014	5,366
Tatneft PJSC	854	9,813
Unipro PJSC	141,864	5,425
VTB Bank PJSC	794,667	448

		125,042

Singapore - 0.1%
Yanlord Land Group Ltd.	2,798	2,419

South Africa - 7.6%
Absa Group Ltd.	156	1,811
African Rainbow Minerals Ltd.	59	669
Anglo American Platinum Ltd.	12	604
AngloGold Ashanti Ltd.	60	802
Aspen Pharmacare Holdings Ltd.	59	397
Attacq Ltd. REIT	8,810	7,861
AVI Ltd.	1,186	7,285
Barloworld Ltd.	280	2,541
Bid Corp. Ltd.	140	2,927
Bidvest Group Ltd.	425	6,046
Capitec Bank Holdings Ltd.	59	5,347
Clicks Group Ltd.	576	7,544
Discovery Ltd.	233	2,220
Distell Group Holdings Ltd.	114	1,000
Exxaro Resources Ltd.	150	1,750
FirstRand Ltd.	185	850
Foschini Group Ltd.	79	956
Growthpoint Properties Ltd. REIT	6,868	11,413
Hyprop Investments Ltd. REIT(a)	1,404	6,822
Imperial Logistics Ltd.	202	835
Investec Ltd.	339	1,996
JSE Ltd.	92	920
KAP Industrial Holdings Ltd.	7,801	3,714
Liberty Holdings Ltd.	132	987
Life Healthcare Group Holdings Ltd.	3,816	6,068
Massmart Holdings Ltd.	71	329
MMI Holdings Ltd.	553	712
Motus Holdings Ltd.	1,907	11,268
Mr Price Group Ltd.	167	2,262
MTN Group Ltd.	463	3,265
MultiChoice Group Ltd.*	132	1,105
Naspers Ltd., Class N	9	2,025
Nedbank Group Ltd.	156	2,808
Netcare Ltd.	9,040	11,550
Old Mutual Ltd.	3,495	5,051
Pick n Pay Stores Ltd.	3,536	17,239
Pioneer Foods Group Ltd.	147	730

PSG Group Ltd.	91	1,519
Rand Merchant Investment Holdings Ltd.	2,254	5,097
Redefine Properties Ltd. REIT(a)	33,961	21,159
Remgro Ltd.	195	2,480
Reunert Ltd.	1,537	7,275
RMB Holdings Ltd.	1,860	10,524
Sanlam Ltd.	321	1,679
Santam Ltd.	204	4,246
Sappi Ltd.	1,101	4,167
Sasol Ltd.	94	2,367
Shoprite Holdings Ltd.	222	2,623
SPAR Group Ltd.(a)	1,034	13,601
Standard Bank Group Ltd.	79	1,079
Super Group Ltd.*	2,748	6,550
Telkom SA SOC Ltd.(a)	3,069	19,336
Tiger Brands Ltd.	149	2,252
Truworths International Ltd.	530	2,609
Tsogo Sun Holdings Ltd.	1,256	1,849
Vodacom Group Ltd.	47	384
Vukile Property Fund Ltd. REIT	12,473	17,736
Woolworths Holdings Ltd.	686	2,156

		272,397

Taiwan - 14.6%
Acer, Inc.*	1,083	653
Advantech Co. Ltd.	1,569	13,152
ASE Technology Holding Co. Ltd.*	3,305	6,252
Asia Cement Corp.	4,181	5,965
Asustek Computer, Inc.	1,192	8,182
AU Optronics Corp.	67,493	19,856
Capital Securities Corp.	2,072	606
Catcher Technology Co. Ltd.	307	1,864
Cathay Financial Holding Co. Ltd.	1,028	1,327
Chailease Holding Co. Ltd.	1,549	5,708
Chang Hwa Commercial Bank Ltd.	3,111	1,963
Cheng Shin Rubber Industry Co. Ltd.	1,770	2,245
Chicony Electronics Co. Ltd.	9,606	22,760
China Airlines Ltd.	13,897	4,282
China Development Financial Holding Corp.	16,270	4,786
China Life Insurance Co. Ltd.	4,449	3,434
China Motor Corp.	6,840	5,961
China Steel Corp.	16,614	12,771
Chunghwa Telecom Co. Ltd.	1,546	5,502
Compal Electronics, Inc.	24,788	15,408
CTBC Financial Holding Co. Ltd.	8,861	5,872
Delta Electronics, Inc.	2,424	10,927
E.Sun Financial Holding Co. Ltd.	3,093	2,681
Eclat Textile Co. Ltd.	158	2,052
Epistar Corp.	655	492
Eternal Materials Co. Ltd.	4,420	3,719
Eva Airways Corp.	14,167	6,745
Evergreen Marine Corp. Taiwan Ltd.	7,392	2,829
Far Eastern International Bank	3,924	1,496
Far Eastern New Century Corp.	9,481	9,837
Far EasTone Telecommunications Co. Ltd.	3,116	7,738
Feng Hsin Steel Co. Ltd.	5,296	10,739
Feng TAY Enterprise Co. Ltd.	970	7,333
First Financial Holding Co. Ltd.	3,862	2,761
Formosa Chemicals & Fibre Corp.	3,213	10,926
Formosa Petrochemical Corp.	322	1,181
Formosa Plastics Corp.	3,123	10,916
Formosa Taffeta Co. Ltd.	5,245	6,454
Foxconn Technology Co. Ltd.	3,153	6,134
Fubon Financial Holding Co. Ltd.	1,349	1,846
Giant Manufacturing Co. Ltd.	252	1,790
Globalwafers Co. Ltd.	40	386
Hon Hai Precision Industry Co. Ltd.	168	393
Hotai Motor Co. Ltd.	277	4,434
Hua Nan Financial Holdings Co. Ltd.	3,552	2,354
Innolux Corp.	22,756	5,392
Inventec Corp.	9,230	6,949
Largan Precision Co. Ltd.	15	1,789
Lite-On Technology Corp.	15,111	21,558
MediaTek, Inc.	123	1,210
Mega Financial Holding Co. Ltd.	3,733	3,661
Nan Ya Plastics Corp.	3,910	9,709
Nanya Technology Corp.	307	598
Novatek Microelectronics Corp.	5,554	29,428
Oriental Union Chemical Corp.	5,827	4,488
Pegatron Corp.	2,766	4,506
Pou Chen Corp.	12,298	13,946
President Chain Store Corp.	1,212	11,540
Quanta Computer, Inc.	7,268	13,542
Realtek Semiconductor Corp.	131	829
Shin Kong Financial Holding Co. Ltd.	4,489	1,247
SinoPac Financial Holdings Co. Ltd.	8,299	3,216
Synnex Technology International Corp.	3,393	4,105
Taishin Financial Holding Co. Ltd.	2,715	1,211
Taiwan Business Bank	3,591	1,471
Taiwan Cement Corp.	5,114	6,940
Taiwan Cooperative Financial Holding Co. Ltd.	3,814	2,479
Taiwan Fertilizer Co. Ltd.	5,432	8,574
Taiwan Glass Industry Corp.	1,737	668
Taiwan High Speed Rail Corp.	3,308	4,552
Taiwan Mobile Co. Ltd.	2,140	7,988
Taiwan Secom Co. Ltd.	1,523	4,293
Taiwan Semiconductor Manufacturing Co. Ltd.	286	2,131
Teco Electric and Machinery Co. Ltd.	4,939	3,570
Transcend Information, Inc.	3,663	8,308

U-Ming Marine Transport Corp.	477	474
Unimicron Technology Corp.	3,036	2,876
Uni-President Enterprises Corp.	5,294	13,615
United Microelectronics Corp.	51,383	20,968
Vanguard International Semiconductor Corp.	2,531	4,828
Walsin Lihwa Corp.	18,904	9,418
Wan Hai Lines Ltd.	3,930	2,343
Wistron Corp.	9,933	7,070
Yuanta Financial Holding Co. Ltd.	12,129	6,810
Yulon Nissan Motor Co. Ltd.	144	1,237

		524,249

Thailand - 5.3%
Advanced Info Service PCL, NVDR	846	5,159
Airports of Thailand PCL, NVDR	710	1,430
Bangkok Bank PCL	380	2,359
Bangkok Dusit Medical Services PCL, NVDR	6,566	5,291
Bangkok Expressway & Metro PCL, NVDR	9,400	3,356
Bangkok Life Assurance PCL, NVDR	903	785
Banpu PCL, NVDR	7,635	3,595
Berli Jucker PCL, NVDR	700	990
BTS Group Holdings PCL, NVDR	7,877	2,837
Bumrungrad Hospital PCL, NVDR	641	3,393
Central Pattana PCL, NVDR	3,416	7,691
Charoen Pokphand Foods PCL, NVDR	7,736	6,783
CP ALL PCL, NVDR	1,232	3,105
Delta Electronics Thailand PCL, NVDR	1,800	3,612
Electricity Generating PCL, NVDR	2,197	20,618
Energy Absolute PCL, NVDR	700	1,189
Global Power Synergy PCL, NVDR	600	1,066
Gulf Energy Development PCL, NVDR	700	2,278
Home Product Center PCL, NVDR	11,677	6,236
Indorama Ventures PCL, NVDR	928	1,349
Intouch Holdings PCL, NVDR	13,112	23,927
IRPC PCL, NVDR	39,505	5,917
Kasikornbank PCL	154	912
Kasikornbank PCL, NVDR	158	931
Krung Thai Bank PCL, NVDR	4,398	2,654
Land & Houses PCL, NVDR	52,721	17,658
Minor International PCL, NVDR	702	860
Muangthai Capital PCL, NVDR	1,200	2,038
PTT Exploration & Production PCL, NVDR	1,679	6,658
PTT Global Chemical PCL, NVDR	2,202	4,227
PTT PCL, NVDR	2,640	3,858
Ratch Group PCL, NVDR	4,746	9,223
Siam Cement PCL	196	2,799
Siam Cement PCL, NVDR	500	7,141
Siam City Cement PCL, NVDR	317	2,194
Siam Commercial Bank PCL, NVDR	1,040	4,256
Thai Oil PCL, NVDR	1,870	3,501
Thai Union Group PCL, NVDR	9,239	5,284
TMB Bank PCL, NVDR	26,077	1,557
Total Access Communication PCL, NVDR	146	226

		188,943

Turkey - 2.3%
Akbank T.A.S.*	578	592
Anadolu Efes Biracilik Ve Malt Sanayii AS	230	759
Arcelik AS*	698	2,084
BIM Birlesik Magazalar AS	745	10,175
Coca-Cola Icecek AS	272	1,269
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	2,692	526
Enerjisa Enerji AS, 144A	1,055	967
Enka Insaat ve Sanayi AS	2,171	1,972
Eregli Demir ve Celik Fabrikalari TAS	925	1,149
Ford Otomotiv Sanayi AS	355	3,349
Haci Omer Sabanci Holding AS	183	243
KOC Holding AS	2,391	6,650
Petkim Petrokimya Holding AS*	2,676	2,219
Soda Sanayii AS	4,896	5,831
TAV Havalimanlari Holding AS	605	2,637
Tekfen Holding AS	2,275	9,699
Tofas Turk Otomobil Fabrikasi AS	432	1,252
Tupras Turkiye Petrol Rafinerileri AS	782	17,554
Turk Hava Yollari AO*	769	1,646
Turkcell Iletisim Hizmetleri AS	3,215	6,413
Turkiye Garanti Bankasi AS*	1,145	1,556
Turkiye Is Bankasi AS, Class C*	502	440
Turkiye Sise ve Cam Fabrikalari AS	3,823	3,407
Ulker Biskuvi Sanayi AS	237	774

		83,163

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC	858	2,098
Abu Dhabi Islamic Bank PJSC	2,431	2,958
Abu Dhabi National Oil Co. for Distribution PJSC	3,415	2,501
Air Arabia PJSC*	2,852	800
Aldar Properties PJSC	4,791	2,374
Dana Gas PJSC	2,522	680
DP World PLC	19	325
Dubai Islamic Bank PJSC	1,150	1,578
Emaar Development PJSC	3,607	3,849
Emaar Malls PJSC	3,526	1,862
Emaar Properties PJSC	1,471	1,790

Emirates Telecommunications Group Co. PJSC	519	2,303
First Abu Dhabi Bank PJSC	122	494

		23,612

United Kingdom - 0.4%
Mondi Ltd.	742	15,268

TOTAL COMMON STOCKS (Cost $3,343,695)		3,377,092

PREFERRED STOCKS - 3.6%
Brazil - 2.1%
Alpargatas SA	449	2,106
Azul SA*	109	1,092
Banco Bradesco SA	37	350
Banco do Estado do Rio Grande do Sul SA, Class B	289	1,753
Bradespar SA	161	1,263
Braskem SA, Class A*	279	3,049
Cia Brasileira de Distribuicao	1,108	24,685
Cia de Transmissao de Energia Eletrica Paulista	428	2,471
Cia Energetica de Minas Gerais	306	1,154
Cia Paranaense de Energia, Class B	333	4,083
Gerdau SA	253	897
Itau Unibanco Holding SA	242	2,164
Itausa - Investimentos Itau SA	4,617	14,614
Lojas Americanas SA	82	338
Telefonica Brasil SA	1,247	15,307

		75,326

Chile - 0.2%
Embotelladora Andina SA, Class B	818	2,730
Sociedad Quimica y Minera de Chile SA, Class B	161	4,874

		7,604

Colombia - 0.2%
Bancolombia SA	240	2,813
Grupo Aval Acciones y Valores SA	10,008	3,489
Grupo de Inversiones Suramericana SA	56	503

		6,805

Russia - 1.1%
Bashneft PJSC	315	8,271
Surgutneftegas PJSC	30,856	19,167
Tatneft PJSC	193	1,732
Transneft PJSC	4	9,908

		39,078

TOTAL PREFERRED STOCKS (Cost $118,709)		128,813

RIGHTS - 0.0%
China - 0.0%
CIMC Vehicles Group Co. Ltd. , expires 12/31/19(b)
(Cost $0)	5	0

WARRANTS - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL, NVDR*, expires 11/29/19	1,786	48
Minor International PCL*, expires 9/30/21(b)	35	4

		52

TOTAL WARRANTS (Cost $0)		52

EXCHANGE-TRADED FUNDS - 1.6%
Global X MSCI Pakistan ETF	2,000	15,160
iShares Core MSCI Emerging Markets ETF	430	21,121
Vanguard FTSE Emerging Markets ETF	500	20,320

TOTAL EXCHANGE-TRADED FUNDS (Cost $63,684)		56,601

SECURITIES LENDING COLLATERAL - 1.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(d)(e) (Cost $59,598)	59,598	59,598

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.35%(d) (Cost $1,183)	1,183	1,183

TOTAL INVESTMENTS - 101.2% (Cost $3,586,869)		$3,623,339
Other assets and liabilities, net - (1.2%)		(43,092)

NET ASSETS - 100.0%		$3,580,247

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
SECURITIES LENDING COLLATERAL — 1.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(d)(e)
90,527	—	(30,929)(f)	—	—	358	—	59,598	59,598
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.35%(d)
—	205,643	(204,460)	—	—	44	—	1,183	1,183

90,527	205,643	(235,389)	—	—	402	—	60,781	60,781

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $68,346, which is 1.9% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $11,386.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2019 the Xtrackers FTSE Emerging Comprehensive Factor ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds, Securities Lending Collateral and Cash Equivalents
Industrials	$445,064	12.7%
Energy	429,965	12.2
Financials	426,345	12.1
Consumer Staples	380,299	10.9
Materials	355,684	10.2
Information Technology	332,303	9.5
Utilities	306,860	8.7
Real Estate	246,363	7.0
Consumer Discretionary	243,420	7.0
Communication Services	232,593	6.6
Health Care	107,061	3.1

Total	$3,505,957	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$3,372,966	$—	$4,126	$3,377,092
Preferred Stocks(g)	128,813	—	—	128,813
Rights	0	—	—	0
Warrants	48	—	4	52
Exchange-Traded Funds	56,601	—	—	56,601
Short-Term Investments(g)	60,781	—	—	60,781

TOTAL	$3,619,209	$—	$4,130	$3,623,339

(g)	See Schedule of Investments for additional detailed categorizations.

During the period ended May 31, 2019, the amount of transfers between Level 1 and Level 3 was $ 13,817. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity.

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF

May 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.3%
Communication Services - 3.1%
Activision Blizzard, Inc.	811	$35,173
Alphabet, Inc., Class A*	33	36,515
Alphabet, Inc., Class C*	24	26,487
AMC Networks, Inc., Class A*(a)	2,518	132,875
AT&T, Inc.	1,427	43,638
Cable One, Inc.	102	113,939
CBS Corp., Class B	5,638	272,203
CenturyLink, Inc.(a)	4,152	43,388
Charter Communications, Inc., Class A*	487	183,502
Cinemark Holdings, Inc.(a)	7,852	298,298
Comcast Corp., Class A	2,840	116,440
Discovery, Inc., Class A*	2,981	81,262
Discovery, Inc., Class C*	4,547	116,585
Electronic Arts, Inc.*	1,123	104,529
Fox Corp., Class A	812	28,607
Fox Corp., Class B	401	13,919
IAC/InterActiveCorp*	335	73,985
Interpublic Group of Companies, Inc.(a)	46,795	992,990
John Wiley & Sons, Inc., Class A	3,648	152,413
Liberty Broadband Corp., Class A*	123	11,995
Liberty Broadband Corp., Class C*	624	61,246
Liberty Media Corp-Liberty SiriusXM, Class A*	2,058	74,129
Liberty Media Corp-Liberty SiriusXM, Class C*	4,250	153,595
Live Nation Entertainment, Inc.*	5,289	321,677
Madison Square Garden Co., Class A*	868	256,789
News Corp., Class A	2,984	33,988
News Corp., Class B	1,573	18,325
Omnicom Group, Inc.(a)	13,479	1,042,735
Sirius XM Holdings, Inc.(a)	25,998	138,049
Take-Two Interactive Software, Inc.*	642	69,432
Telephone & Data Systems, Inc.	6,420	184,960
T-Mobile US, Inc.*	1,834	134,689
Tribune Media Co., Class A	357	16,529
TripAdvisor, Inc.*(a)	219	9,257
United States Cellular Corp.*	288	12,542
Verizon Communications, Inc.	1,872	101,743
Viacom, Inc., Class B	6,584	191,134
Walt Disney Co.	2,692	355,452
Zayo Group Holdings, Inc.*	662	21,647

		6,076,661

Consumer Discretionary - 15.9%
Advance Auto Parts, Inc.	2,564	397,420
Aptiv PLC	2,102	134,612
Aramark	2,527	87,914
AutoNation, Inc.*(a)	489	19,301
AutoZone, Inc.*	1,610	1,653,647
Best Buy Co., Inc.	6,808	426,657
Booking Holdings, Inc.*	81	134,154
BorgWarner, Inc.	3,109	110,307
Bright Horizons Family Solutions, Inc.*	2,100	287,826
Brunswick Corp.	5,888	244,234
Burlington Stores, Inc.*	1,756	274,954
Capri Holdings Ltd.*	535	17,377
CarMax, Inc.*(a)	1,631	127,675
Carnival Corp.	6,342	324,647
Carter’s, Inc.(a)	1,569	131,969
Chipotle Mexican Grill, Inc.*	488	322,065
Choice Hotels International, Inc.(a)	2,162	177,911
Columbia Sportswear Co.	1,430	134,105
D.R. Horton, Inc.	1,701	72,735
Darden Restaurants, Inc.	12,720	1,479,590
Dick’s Sporting Goods, Inc.(a)	7,514	259,308
Dollar General Corp.	9,007	1,146,411
Dollar Tree, Inc.*	1,435	145,782
Domino’s Pizza, Inc.(a)	1,916	535,522
Dunkin’ Brands Group, Inc.(a)	3,264	242,254
eBay, Inc.	4,388	157,661
Expedia Group, Inc.(a)	1,128	129,720
Extended Stay America, Inc.	5,324	91,253
Foot Locker, Inc.(a)	6,832	268,839
Ford Motor Co.	11,791	112,250
frontdoor, Inc.*	10,093	405,840
Gap, Inc.(a)	2,474	46,214
Garmin Ltd.	7,124	544,844
Garrett Motion, Inc.*	11,065	170,180
General Motors Co.	4,450	148,363
Gentex Corp.	36,281	774,962
Genuine Parts Co.	2,374	234,789
Goodyear Tire & Rubber Co.	2,041	27,370
Graham Holdings Co., Class B	455	309,646
Grand Canyon Education, Inc.*	3,642	436,530
H&R Block, Inc.(a)	20,841	547,076
Hanesbrands, Inc.(a)	5,233	77,710
Harley-Davidson, Inc.(a)	3,544	115,960
Hasbro, Inc.(a)	7,146	679,870
Hilton Grand Vacations, Inc.*	632	16,065
Hilton Worldwide Holdings, Inc.	1,634	146,145
Home Depot, Inc.	737	139,919
Hyatt Hotels Corp., Class A(a)	2,290	165,430
Kohl’s Corp.(a)	7,026	346,522
Kontoor Brands, Inc.*	766	22,444
L Brands, Inc.	838	18,821
Las Vegas Sands Corp.	1,006	55,330

Lear Corp.	2,084	248,059
Leggett & Platt, Inc.(a)	5,168	183,516
Lennar Corp., Class A	476	23,638
LKQ Corp.*	1,806	46,324
Lowe’s Cos., Inc.	5,619	524,140
Lululemon Athletica, Inc.*	584	96,705
Macy’s, Inc.(a)	6,631	136,400
Marriott International, Inc., Class A	1,848	230,704
McDonald’s Corp.	726	143,944
MGM Resorts International	1,715	42,566
Michaels Cos., Inc.*(a)	1,245	11,342
Newell Brands, Inc.(a)	1,560	20,935
NIKE, Inc., Class B	4,875	376,058
Nordstrom, Inc.(a)	7,510	235,063
Norwegian Cruise Line Holdings Ltd.*	2,947	161,230
NVR, Inc.*	58	185,691
O’Reilly Automotive, Inc.*	2,568	953,678
Penske Automotive Group, Inc.	504	21,531
Polaris Industries, Inc.(a)	889	71,013
Pool Corp.	2,618	470,664
PulteGroup, Inc.	5,257	162,967
PVH Corp.	810	69,004
Qurate Retail, Inc.*	2,383	29,859
Ralph Lauren Corp.	3,664	385,196
Ross Stores, Inc.	11,920	1,108,441
Royal Caribbean Cruises Ltd.	1,444	175,821
Service Corp. International	9,534	418,257
ServiceMaster Global Holdings, Inc.*	4,922	265,788
Six Flags Entertainment Corp.(a)	2,280	112,541
Starbucks Corp.	16,220	1,233,693
Tapestry, Inc.	7,832	223,682
Target Corp.	22,424	1,804,011
Tiffany & Co.(a)	5,987	533,502
TJX Cos., Inc.	23,292	1,171,355
Toll Brothers, Inc.	1,337	46,488
Tractor Supply Co.	9,309	938,161
Ulta Beauty, Inc.*	1,642	547,410
Urban Outfitters, Inc.*	1,874	42,109
Vail Resorts, Inc.(a)	1,641	352,996
VF Corp.	5,359	438,795
Visteon Corp.*(a)	417	18,561
Wendy’s Co.(a)	3,033	55,777
Whirlpool Corp.	610	70,077
Williams-Sonoma, Inc.(a)	8,222	480,987
Wyndham Destinations, Inc.	2,090	83,140
Wyndham Hotels & Resorts, Inc.	4,820	257,099
Yum China Holdings, Inc.	2,544	101,785
Yum! Brands, Inc.	7,192	736,101

		31,124,934

Consumer Staples - 6.9%
Altria Group, Inc.	1,764	86,542
Archer-Daniels-Midland Co.	22,683	869,212
Brown-Forman Corp., Class A	900	44,289
Brown-Forman Corp., Class B(a)	2,447	122,301
Bunge Ltd.	6,269	327,806
Campbell Soup Co.	442	16,049
Casey’s General Stores, Inc.	3,909	504,574
Church & Dwight Co., Inc.	5,632	419,077
Clorox Co.(a)	3,205	476,936
Coca-Cola Co.	841	41,318
Colgate-Palmolive Co.	3,963	275,904
Conagra Brands, Inc.	7,901	211,510
Constellation Brands, Inc., Class A	854	150,688
Costco Wholesale Corp.	3,535	846,915
Energizer Holdings, Inc.(a)	815	33,350
Estee Lauder Cos., Inc., Class A	4,821	776,326
Flowers Foods, Inc.	11,190	250,320
General Mills, Inc.	2,175	107,532
Herbalife Nutrition Ltd.*	1,569	65,553
Hershey Co.	4,196	553,704
Hormel Foods Corp.(a)	13,008	513,686
Ingredion, Inc.	1,360	103,578
JM Smucker Co.	3,969	482,472
Kellogg Co.(a)	4,800	252,288
Kimberly-Clark Corp.	4,578	585,480
Kroger Co.	33,112	755,285
Lamb Weston Holdings, Inc.	5,880	348,390
McCormick & Co., Inc.(a)	443	69,126
Molson Coors Brewing Co., Class B	3,568	196,169
Mondelez International, Inc., Class A	4,559	231,825
Monster Beverage Corp.*	1,085	67,118
Nu Skin Enterprises, Inc., Class A	626	29,228
PepsiCo, Inc.	1,014	129,792
Philip Morris International, Inc.	1,004	77,438
Post Holdings, Inc.*	2,168	227,857
Procter & Gamble Co.	1,247	128,329
Seaboard Corp.	9	36,900
Sprouts Farmers Market, Inc.*(a)	10,534	211,207
Sysco Corp.	18,751	1,290,444
TreeHouse Foods, Inc.*(a)	2,046	106,658
Tyson Foods, Inc., Class A	2,937	222,889
US Foods Holding Corp.*	21,675	749,088
Walgreens Boots Alliance, Inc.	10,903	537,954
Walmart, Inc.	674	68,370

		13,601,477

Energy - 1.8%
Anadarko Petroleum Corp.	982	69,103
Antero Resources Corp.*(a)	1,198	7,871
Apache Corp.(a)	3,549	92,522
Apergy Corp.*	2,932	90,921
Cabot Oil & Gas Corp.(a)	2,324	58,146

Centennial Resource Development, Inc., Class A*(a)	2,300	18,170
Cheniere Energy, Inc.*	1,132	71,520
Chevron Corp.	955	108,727
Cimarex Energy Co.	1,046	59,821
Concho Resources, Inc.	605	59,296
ConocoPhillips	2,660	156,833
Devon Energy Corp.	753	18,945
Diamondback Energy, Inc.	406	39,812
EOG Resources, Inc.	1,643	134,529
Equitrans Midstream Corp.	1,492	29,631
Exxon Mobil Corp.	842	59,588
Halliburton Co.	1,765	37,577
Helmerich & Payne, Inc.	1,337	65,393
HollyFrontier Corp.	5,739	217,967
Kinder Morgan, Inc.	2,441	48,698
Marathon Petroleum Corp.	5,817	267,524
Murphy Oil Corp.(a)	1,066	26,490
National Oilwell Varco, Inc.	1,728	36,029
Noble Energy, Inc.(a)	584	12,498
Occidental Petroleum Corp.	5,556	276,522
ONEOK, Inc.	1,234	78,507
PBF Energy, Inc., Class A	2,707	71,465
Phillips 66	7,115	574,892
Pioneer Natural Resources Co.	855	121,376
Schlumberger Ltd.	985	34,170
Valero Energy Corp.	8,474	596,570

		3,541,113

Financials - 11.6%
Affiliated Managers Group, Inc.	164	13,747
Aflac, Inc.	8,344	428,047
AGNC Investment Corp. REIT	8,926	146,386
Alleghany Corp.*	128	84,902
Allstate Corp.	2,987	285,288
Ally Financial, Inc.	3,757	108,465
American Express Co.	2,058	236,073
American Financial Group, Inc.	1,942	190,704
American National Insurance Co.	320	36,278
Ameriprise Financial, Inc.	362	50,039
Annaly Capital Management, Inc. REIT	25,437	224,100
Aon PLC	3,018	543,451
Arch Capital Group Ltd.*	5,535	190,570
Arthur J Gallagher & Co.	8,852	745,338
Associated Banc-Corp.	2,485	49,228
Assurant, Inc.	1,239	123,850
Assured Guaranty Ltd.	15,672	640,515
Athene Holding, Ltd., Class A*	2,415	98,170
AXA Equitable Holdings, Inc.	2,203	45,272
Bank of Hawaii Corp.(a)	458	34,652
Bank of New York Mellon Corp.	1,481	63,224
BankUnited, Inc.	2,129	69,150
BB&T Corp.(a)	3,887	181,717
Berkshire Hathaway, Inc., Class B*	227	44,814
BGC Partners, Inc., Class A(a)	5,850	27,495
BlackRock, Inc.	36	14,960
BOK Financial Corp.	268	20,081
Brown & Brown, Inc.	11,553	364,728
Capital One Financial Corp.	1,520	130,522
Cboe Global Markets, Inc.	1,207	131,008
Charles Schwab Corp.	392	16,311
Chimera Investment Corp. REIT(a)	16,895	308,165
Chubb Ltd.	937	136,868
Cincinnati Financial Corp.	3,884	381,564
CIT Group, Inc.	1,398	66,461
Citigroup, Inc.	271	16,843
Citizens Financial Group, Inc.	1,938	63,140
CME Group, Inc.	492	94,523
CNA Financial Corp.	989	44,465
Comerica, Inc.	1,138	78,317
Commerce Bancshares, Inc.(a)	1,695	97,174
Credit Acceptance Corp.*	360	164,300
Cullen/Frost Bankers, Inc.(a)	754	68,818
Discover Financial Services	5,006	373,197
E*TRADE Financial Corp.	1,462	65,498
East West Bancorp, Inc.	884	37,764
Eaton Vance Corp.	4,314	164,881
Erie Indemnity Co., Class A	2,291	487,227
Evercore, Inc., Class A	3,636	280,808
Everest Re Group Ltd.	1,142	282,828
FactSet Research Systems, Inc.(a)	2,347	652,935
Fidelity National Financial, Inc.	9,477	365,338
Fifth Third Bancorp	4,520	119,780
First American Financial Corp.	3,067	158,411
First Citizens BancShares, Inc., Class A	119	49,992
First Hawaiian, Inc.	465	11,574
First Horizon National Corp.	33	443
First Republic Bank(a)	943	91,490
FNB Corp.(a)	3,705	40,755
Franklin Resources, Inc.(a)	8,282	263,533
Goldman Sachs Group, Inc.	95	17,337
Hanover Insurance Group, Inc.	1,872	228,684
Hartford Financial Services Group, Inc.	1,472	77,516
Huntington Bancshares, Inc.	10,906	137,961
Interactive Brokers Group, Inc., Class A(a)	323	16,408
Intercontinental Exchange, Inc.	1,801	148,060
Invesco Ltd.	993	19,403
Jefferies Financial Group, Inc.	8,122	143,516
KeyCorp	6,094	97,321
Lazard Ltd., Class A	4,319	134,580
Legg Mason, Inc.	208	7,409

Lincoln National Corp.	823	48,927
Loews Corp.	4,801	246,579
LPL Financial Holdings, Inc.	2,419	194,052
M&T Bank Corp.	1,057	168,697
Markel Corp.*	37	39,178
MarketAxess Holdings, Inc.	884	263,273
Marsh & McLennan Cos., Inc.	8,220	785,832
Mercury General Corp.(a)	1,845	106,364
MetLife, Inc.	1,612	74,491
MFA Financial, Inc. REIT	15,752	110,894
Moody’s Corp.	1,581	289,133
Morgan Stanley	74	3,011
Morningstar, Inc.	1,701	238,208
MSCI, Inc.	3,085	678,731
Nasdaq, Inc.	3,979	360,657
Navient Corp.	1,292	16,848
New Residential Investment Corp. REIT	13,546	206,577
New York Community Bancorp, Inc.(a)	3,041	30,197
Northern Trust Corp.	999	85,434
Old Republic International Corp.	22,570	497,669
PacWest Bancorp(a)	1,363	49,531
People’s United Financial, Inc.	2,583	39,701
Pinnacle Financial Partners, Inc.(a)	281	14,879
PNC Financial Services Group, Inc.	595	75,720
Popular, Inc.	2,068	107,970
Principal Financial Group, Inc.	651	33,572
Progressive Corp.	13,054	1,034,921
Prosperity Bancshares, Inc.(a)	892	57,811
Prudential Financial, Inc.	689	63,650
Raymond James Financial, Inc.	2,440	201,495
Regions Financial Corp.	6,008	83,091
Reinsurance Group of America, Inc.	1,625	240,598
RenaissanceRe Holdings Ltd.	194	33,841
S&P Global, Inc.	2,722	582,181
Santander Consumer USA Holdings, Inc.	1,191	26,667
SEI Investments Co.	2,166	108,842
Signature Bank	231	26,461
SLM Corp.	1,441	13,704
Starwood Property Trust, Inc. REIT	2,417	53,295
State Street Corp.	514	28,399
SunTrust Banks, Inc.	2,561	153,686
SVB Financial Group*	124	24,974
Synchrony Financial	2,124	71,430
Synovus Financial Corp.	638	20,390
T. Rowe Price Group, Inc.	4,145	419,225
TCF Financial Corp.	2,162	41,208
TD Ameritrade Holding Corp.	1,554	77,312
Torchmark Corp.	15,707	1,343,106
Travelers Cos., Inc.	2,241	326,222
Two Harbors Investment Corp. REIT	9,190	112,302
Umpqua Holdings Corp.	2,433	38,855
Unum Group	717	22,578
US Bancorp	1,332	66,866
Voya Financial, Inc.(a)	604	30,762
W.R. Berkley Corp.	5,767	358,707
Webster Financial Corp.	1,208	53,490
Wells Fargo & Co.	204	9,051
Western Alliance Bancorp*	378	15,555
White Mountains Insurance Group Ltd.	466	456,494
Willis Towers Watson PLC	1,486	260,793
Wintrust Financial Corp.	840	56,902
Zions Bancorp NA(a)	1,501	64,648

		22,680,009

Health Care - 9.2%
Abbott Laboratories	370	28,168
AbbVie, Inc.	775	59,450
ABIOMED, Inc.*(a)	22	5,762
Acadia Healthcare Co., Inc.*(a)	1,491	48,040
Agilent Technologies, Inc.	3,048	204,368
Alexion Pharmaceuticals, Inc.*	252	28,647
Align Technology, Inc.*	286	81,324
Allergan PLC	96	11,703
AmerisourceBergen Corp.	5,958	463,890
Amgen, Inc.	1,229	204,874
Anthem, Inc.	1,446	401,959
Baxter International, Inc.	5,693	418,094
Becton Dickinson and Co.	85	19,842
Biogen, Inc.*	382	83,769
Bio-Rad Laboratories, Inc., Class A*	227	65,133
Bio-Techne Corp.	1,359	269,150
Boston Scientific Corp.*	6,408	246,131
Bristol-Myers Squibb Co.	2,809	127,444
Bruker Corp.	1,501	62,697
Cantel Medical Corp.	513	35,264
Cardinal Health, Inc.	7,934	333,783
Catalent, Inc.*	953	43,362
Celgene Corp.*	439	41,174
Centene Corp.*	14,246	822,707
Cerner Corp.*	4,763	333,267
Charles River Laboratories International, Inc.*	1,829	229,448
Chemed Corp.	1,347	441,735
Cigna Corp.	5,259	778,437
Cooper Cos., Inc.	1,232	366,877
Covetrus, Inc.*(a)	3,019	74,449
CVS Health Corp.	6,421	336,268
Danaher Corp.	1,831	241,710
DaVita, Inc.*	1,178	51,149
Edwards Lifesciences Corp.*	1,883	321,428
Elanco Animal Health, Inc.*	330	10,322

Eli Lilly & Co.	1,359	157,563
Encompass Health Corp.	5,108	300,963
Gilead Sciences, Inc.	2,599	161,788
HCA Healthcare, Inc.	3,972	480,453
Henry Schein, Inc.*(a)	7,539	485,964
Hill-Rom Holdings, Inc.	2,410	231,722
Hologic, Inc.*	1,642	72,264
Humana, Inc.	3,088	756,128
ICU Medical, Inc.*	496	105,549
IDEXX Laboratories, Inc.*	1,151	287,485
Illumina, Inc.*	154	47,264
Integra LifeSciences Holdings Corp.*	564	26,282
Intuitive Surgical, Inc.*	358	166,416
IQVIA Holdings, Inc.*	1,670	226,870
Jazz Pharmaceuticals PLC*	963	120,905
Johnson & Johnson	406	53,247
Laboratory Corp. of America Holdings*	2,586	420,510
Masimo Corp.*	1,734	226,703
McKesson Corp.	2,099	256,372
MEDNAX, Inc.*	1,673	41,256
Medtronic PLC	1,442	133,500
Merck & Co., Inc.	1,245	98,616
Mettler-Toledo International, Inc.*	332	240,066
Molina Healthcare, Inc.*	767	109,113
Mylan N.V.*	1,095	18,396
PerkinElmer, Inc.(a)	1,275	110,084
Perrigo Co. PLC(a)	280	11,766
Pfizer, Inc.	1,944	80,715
PRA Health Sciences, Inc.*	171	14,831
Premier, Inc., Class A*	7,875	289,406
QIAGEN NV*	2,560	97,485
Quest Diagnostics, Inc.	5,734	549,948
Regeneron Pharmaceuticals, Inc.*	106	31,982
ResMed, Inc.	4,371	498,819
STERIS PLC	2,619	350,108
Stryker Corp.	983	180,125
Teleflex, Inc.	243	70,057
Thermo Fisher Scientific, Inc.	470	125,481
United Therapeutics Corp.*	945	79,352
UnitedHealth Group, Inc.	362	87,532
Universal Health Services, Inc., Class B	5,398	645,331
Varian Medical Systems, Inc.*	4,209	531,428
Veeva Systems, Inc., Class A*	394	60,790
Vertex Pharmaceuticals, Inc.*	31	5,152
Waters Corp.*	1,458	292,635
WellCare Health Plans, Inc.*	1,670	461,237
West Pharmaceutical Services, Inc.	3,578	410,039
Zimmer Biomet Holdings, Inc.	1,356	154,489
Zoetis, Inc.	3,961	400,259

		18,056,271

Industrials - 15.8%
3M Co.	509	81,313
Acuity Brands, Inc.	356	44,027
ADT, Inc.(a)	6,479	37,902
AECOM*	4,169	132,991
AGCO Corp.	1,335	88,858
Air Lease Corp.	1,429	51,444
Alaska Air Group, Inc.	6,584	383,189
Allegion PLC	2,610	253,301
Allison Transmission Holdings, Inc.	12,815	530,413
AMERCO	207	76,222
American Airlines Group, Inc.	538	14,650
AMETEK, Inc.	4,022	329,362
AO Smith Corp.	2,374	96,147
Arconic, Inc.	1,028	22,513
Arcosa, Inc.	5,757	195,105
Armstrong World Industries, Inc.	373	33,085
Boeing Co.	451	154,066
BWX Technologies, Inc.(a)	1,029	47,890
C.H. Robinson Worldwide, Inc.(a)	6,264	498,802
Carlisle Cos., Inc.	1,507	200,898
Caterpillar, Inc.	641	76,798
Cintas Corp.	2,617	580,529
Clean Harbors, Inc.*	2,505	160,621
Copart, Inc.*	9,706	693,785
CoStar Group, Inc.*	477	243,098
Crane Co.	2,945	225,175
CSX Corp.	2,106	156,834
Cummins, Inc.	3,686	555,701
Curtiss-Wright Corp.	1,369	152,630
Deere & Co.	1,061	148,720
Delta Air Lines, Inc.	7,391	380,636
Donaldson Co., Inc.(a)	7,980	378,651
Dover Corp.	7,559	675,850
Eaton Corp. PLC	6,040	449,920
Emerson Electric Co.	8,624	519,510
Equifax, Inc.	1,975	238,777
Expeditors International of Washington, Inc.	11,260	783,583
Fastenal Co.(a)	15,436	472,187
FedEx Corp.	1,188	183,285
Flowserve Corp.(a)	2,587	120,166
Fluor Corp.	3,785	104,920
Fortive Corp.	2,415	183,902
Fortune Brands Home & Security, Inc.	1,241	59,642
General Dynamics Corp.	2,323	373,585
Genesee & Wyoming, Inc., Class A*	1,142	108,741
Graco, Inc.	6,783	320,293
Harris Corp.(a)	1,885	352,853

HD Supply Holdings, Inc.*	9,285	385,235
HEICO Corp.(a)	860	104,567
HEICO Corp., Class A	1,253	123,120
Hexcel Corp.	3,672	267,285
Honeywell International, Inc.	1,072	176,140
Hubbell, Inc.	1,310	150,047
Huntington Ingalls Industries, Inc.	1,991	408,394
IDEX Corp.	2,469	377,041
IHS Markit Ltd.*	3,132	179,745
Illinois Tool Works, Inc.	1,232	172,036
Ingersoll-Rand PLC	9,318	1,102,692
ITT, Inc.	5,122	295,130
Jacobs Engineering Group, Inc.	1,343	101,114
JB Hunt Transport Services, Inc.	4,634	394,539
JetBlue Airways Corp.*	9,607	165,529
Johnson Controls International PLC	10,723	413,050
Kansas City Southern	2,168	245,591
KAR Auction Services, Inc.(a)	7,899	444,082
Kirby Corp.*(a)	4,749	367,478
L3 Technologies, Inc.	1,440	348,566
Landstar System, Inc.	3,030	291,638
Lennox International, Inc.(a)	1,462	386,129
Lincoln Electric Holdings, Inc.(a)	1,861	141,324
Lockheed Martin Corp.	973	329,399
Macquarie Infrastructure Corp.	511	20,374
ManpowerGroup, Inc.	173	14,795
Masco Corp.	2,775	96,903
Middleby Corp.*(a)	655	85,458
MSC Industrial Direct Co., Inc., Class A	3,412	241,092
Nielsen Holdings PLC	1,917	43,573
Nordson Corp.	374	46,982
Norfolk Southern Corp.	1,850	361,009
Northrop Grumman Corp.	645	195,596
nVent Electric PLC	12,067	278,265
Old Dominion Freight Line, Inc.	2,004	265,410
Oshkosh Corp.	1,012	72,044
Owens Corning	343	16,625
PACCAR, Inc.	6,017	396,039
Parker-Hannifin Corp.	2,186	332,972
Pentair PLC	7,752	269,925
Quanta Services, Inc.	4,895	170,150
Raytheon Co.	2,198	383,551
Regal Beloit Corp.	2,250	163,575
Republic Services, Inc.	5,171	437,415
Resideo Technologies, Inc.*	12,247	241,021
Robert Half International, Inc.	11,146	598,094
Rockwell Automation, Inc.	2,419	360,068
Rollins, Inc.(a)	4,775	179,397
Roper Technologies, Inc.	908	312,279
Ryder System, Inc.	458	23,129
Schneider National, Inc., Class B	2,325	39,060
Sensata Technologies Holding PLC*	3,178	135,669
Snap-on, Inc.(a)	2,789	434,861
Southwest Airlines Co.	4,577	217,865
Spirit AeroSystems Holdings, Inc., Class A	4,510	365,490
Stanley Black & Decker, Inc.	1,101	140,069
Stericycle, Inc.*(a)	353	16,372
Teledyne Technologies, Inc.*	882	207,976
Textron, Inc.	7,202	326,251
Timken Co.	1,175	51,712
Toro Co.	6,621	431,424
TransDigm Group, Inc.*	786	346,587
TransUnion	1,964	128,721
Union Pacific Corp.	1,309	218,315
United Continental Holdings, Inc.*	2,250	174,713
United Parcel Service, Inc., Class B	1,017	94,500
United Technologies Corp.	1,478	186,671
Valmont Industries, Inc.	617	69,789
Verisk Analytics, Inc.	1,749	244,860
W.W. Grainger, Inc.(a)	1,817	475,491
WABCO Holdings, Inc.*	1,189	155,652
Wabtec Corp.(a)	1,353	84,400
Waste Management, Inc.	8,669	947,955
Watsco, Inc.(a)	1,637	257,647
WESCO International, Inc.*	577	27,021
Xylem, Inc.	4,911	364,494

		31,091,747

Information Technology - 15.5%
Accenture PLC, Class A	2,352	418,821
Adobe, Inc.*	687	186,108
Akamai Technologies, Inc.*	4,344	327,364
Alliance Data Systems Corp.	580	79,750
Amdocs Ltd.	11,013	654,392
Amphenol Corp., Class A	4,135	359,745
Analog Devices, Inc.	4,490	433,824
ANSYS, Inc.*	2,667	478,726
Apple, Inc.	1,753	306,898
Applied Materials, Inc.	3,077	119,049
Arista Networks, Inc.*	129	31,552
Arrow Electronics, Inc.*	2,044	128,077
Aspen Technology, Inc.*	4,571	519,311
Autodesk, Inc.*	73	11,746
Automatic Data Processing, Inc.	3,182	509,502
Avnet, Inc.	10,545	430,658
Black Knight, Inc.*	1,208	68,482
Booz Allen Hamilton Holding Corp.	10,518	664,422
Broadcom, Inc.	275	69,201
Broadridge Financial Solutions, Inc.	7,226	902,311
Cadence Design Systems, Inc.*	3,653	232,221
CDK Global, Inc.	1,235	59,774
CDW Corp.	13,123	1,291,828
Cisco Systems, Inc.	4,932	256,612

Citrix Systems, Inc.	6,653	626,180
Cognex Corp.	355	14,413
Cognizant Technology Solutions Corp., Class A	8,992	556,875
Conduent, Inc.*	1,389	12,362
CoreLogic, Inc.*	1,981	77,635
Corning, Inc.	4,502	129,838
Cypress Semiconductor Corp.	3,410	60,766
Dell Technologies, Inc., Class C*	2,785	165,847
DocuSign, Inc.*(a)	252	14,127
Dolby Laboratories, Inc., Class A	3,666	227,182
EPAM Systems, Inc.*	1,985	342,591
Euronet Worldwide, Inc.*	1,667	258,452
F5 Networks, Inc.*	6,161	813,745
Fair Isaac Corp.*	1,421	420,474
Fidelity National Information Services, Inc.	1,993	239,758
First Data Corp., Class A*	863	21,937
Fiserv, Inc.*(a)	6,101	523,832
FleetCor Technologies, Inc.*	687	177,390
FLIR Systems, Inc.	5,720	276,448
Fortinet, Inc.*	4,138	299,922
Genpact Ltd.	4,315	155,987
Global Payments, Inc.	588	90,576
GoDaddy, Inc., Class A*	473	35,191
Hewlett Packard Enterprise Co.	22,995	315,491
HP, Inc.	46,839	874,953
Intel Corp.	4,145	182,546
International Business Machines Corp.	1,487	188,834
Intuit, Inc.	2,651	649,097
Jabil, Inc.	9,075	223,154
Jack Henry & Associates, Inc.	3,716	487,614
Juniper Networks, Inc.	24,339	598,983
Keysight Technologies, Inc.*	5,554	417,272
KLA-Tencor Corp.	5,513	568,225
Lam Research Corp.	2,401	419,239
Leidos Holdings, Inc.	8,542	643,469
Littelfuse, Inc.	748	122,081
Manhattan Associates, Inc.*(a)	2,473	161,907
Marvell Technology Group Ltd.	2,915	65,005
Mastercard, Inc., Class A	474	119,206
Maxim Integrated Products, Inc.	8,119	426,978
Microchip Technology, Inc.	2,921	233,768
Micron Technology, Inc.*	865	28,208
Microsoft Corp.	1,331	164,618
MKS Instruments, Inc.	1,702	121,625
Monolithic Power Systems, Inc.	1,431	166,640
Motorola Solutions, Inc.	7,155	1,072,892
National Instruments Corp.	5,114	197,349
NCR Corp.*	1,023	31,304
NetApp, Inc.	14,250	843,600
Nuance Communications, Inc.*	1,748	30,013
NVIDIA Corp.	144	19,506
NXP Semiconductors NV	632	55,717
ON Semiconductor Corp.*	5,387	95,673
Oracle Corp.	2,006	101,504
Palo Alto Networks, Inc.*	278	55,639
Paychex, Inc.	6,277	538,504
Paycom Software, Inc.*	169	35,845
PayPal Holdings, Inc.*	834	91,532
Pegasystems, Inc.	977	70,481
PTC, Inc.*	1,835	154,250
Qorvo, Inc.*	809	49,495
QUALCOMM, Inc.	491	32,809
Red Hat, Inc.*	1,009	185,959
RingCentral, Inc., Class A*	197	23,610
Sabre Corp.	15,432	312,961
salesforce.com, Inc.*	749	113,406
ServiceNow, Inc.*	324	84,865
Skyworks Solutions, Inc.	1,991	132,660
SS&C Technologies Holdings, Inc.	2,445	136,064
Symantec Corp.	717	13,429
Synopsys, Inc.*	4,915	572,303
Teradata Corp.*(a)	2,773	95,225
Teradyne, Inc.	7,578	319,337
Texas Instruments, Inc.	3,053	318,458
Total System Services, Inc.	5,002	617,897
Trimble, Inc.*	1,681	67,072
Tyler Technologies, Inc.*	1,028	219,324
Ubiquiti Networks, Inc.	118	14,197
VeriSign, Inc.*	2,848	555,303
Versum Materials, Inc.	2,986	153,331
Visa, Inc., Class A	720	116,158
VMware, Inc., Class A(a)	1,466	259,453
Western Union Co.(a)	12,152	235,749
WEX, Inc.*	342	64,617
Worldpay, Inc., Class A*	1,305	158,740
Xerox Corp.	3,758	115,032
Xilinx, Inc.	6,379	652,635
Zebra Technologies Corp., Class A*	444	76,119

		30,350,832

Materials - 4.7%
Air Products & Chemicals, Inc.	4,133	841,437
Albemarle Corp.(a)	289	18,294
Alcoa Corp.*	888	18,817
AptarGroup, Inc.	3,705	419,665
Ashland Global Holdings, Inc.(a)	3,531	264,366
Avery Dennison Corp.	2,036	211,866
Axalta Coating Systems Ltd.*	1,822	42,835
Ball Corp.	14,712	903,170
Bemis Co., Inc.	4,935	287,957

Berry Global Group, Inc.*	3,057	143,740
Cabot Corp.	2,484	99,211
Celanese Corp.	3,561	338,046
CF Industries Holdings, Inc.	2,457	98,870
Crown Holdings, Inc.*(a)	2,542	140,903
Domtar Corp.	3,541	148,899
Eagle Materials, Inc.	216	18,589
Eastman Chemical Co.	5,800	376,536
Ecolab, Inc.	2,114	389,166
FMC Corp.	472	34,668
Graphic Packaging Holding Co.	4,934	64,142
International Flavors & Fragrances, Inc.(a)	1,192	161,421
International Paper Co.	3,781	156,798
Linde PLC	892	161,051
LyondellBasell Industries NV, Class A	5,980	444,015
Martin Marietta Materials, Inc.(a)	536	112,828
Mosaic Co.	6,277	134,767
NewMarket Corp.(a)	352	136,224
Newmont Goldcorp Corp.	2,903	96,060
Nucor Corp.	9,778	469,344
Olin Corp.(a)	440	8,628
Owens-Illinois, Inc.	1,440	23,040
Packaging Corp. of America	1,871	166,669
PPG Industries, Inc.	3,877	405,728
Reliance Steel & Aluminum Co.	4,656	387,705
Royal Gold, Inc.(a)	144	12,671
RPM International, Inc.	7,591	406,270
Scotts Miracle-Gro Co.(a)	389	34,827
Sealed Air Corp.	1,684	70,560
Sherwin-Williams Co.	80	33,556
Silgan Holdings, Inc.	933	27,048
Sonoco Products Co.	3,505	216,714
Southern Copper Corp.(a)	891	30,053
Steel Dynamics, Inc.	7,758	195,114
Valvoline, Inc.(a)	10,417	181,777
Vulcan Materials Co.	535	66,827
W.R. Grace & Co.	2,742	193,256
Westlake Chemical Corp.(a)	281	16,098
Westrock Co.	2,546	83,000

		9,293,226

Real Estate - 5.6%
Alexandria Real Estate Equities, Inc. REIT	246	36,017
American Campus Communities, Inc. REIT	1,019	47,200
American Homes 4 Rent, Class A REIT	568	13,865
American Tower Corp. REIT	877	183,091
Apartment Investment & Management Co., Class A REIT	699	34,915
Apple Hospitality REIT, Inc. REIT	6,780	104,683
AvalonBay Communities, Inc. REIT	1,675	340,042
Boston Properties, Inc. REIT	848	110,944
Brandywine Realty Trust REIT	1,794	27,107
Brixmor Property Group, Inc. REIT	7,606	130,443
Brookfield Property REIT, Inc., Class A REIT	6,397	117,961
Camden Property Trust REIT	1,336	138,089
CBRE Group, Inc., Class A*	13,403	612,517
Columbia Property Trust, Inc. REIT	3,907	83,532
CoreSite Realty Corp. REIT	460	53,691
Corporate Office Properties Trust REIT	1,133	31,543
Crown Castle International Corp. REIT	595	77,356
CubeSmart REIT	4,530	152,752
Digital Realty Trust, Inc. REIT	447	52,621
Douglas Emmett, Inc. REIT	686	27,639
Duke Realty Corp. REIT	6,598	198,534
EPR Properties REIT	4,417	344,968
Equinix, Inc. REIT	57	27,690
Equity Commonwealth REIT	823	26,805
Equity LifeStyle Properties, Inc. REIT	2,801	340,770
Equity Residential REIT	2,556	195,713
Essex Property Trust, Inc. REIT	723	210,928
Extra Space Storage, Inc. REIT	4,455	477,398
Federal Realty Investment Trust REIT	1,082	141,450
Gaming and Leisure Properties, Inc. REIT	8,781	346,762
HCP, Inc. REIT	6,292	199,519
Healthcare Trust of America, Inc., Class A REIT	938	27,005
Highwoods Properties, Inc. REIT	2,359	103,466
Hospitality Properties Trust REIT	5,635	140,142
Host Hotels & Resorts, Inc. REIT	19,172	347,205
Howard Hughes Corp.*(a)	196	20,157
Hudson Pacific Properties, Inc. REIT	951	31,773
Iron Mountain, Inc. REIT(a)	1,957	59,982
Jones Lang LaSalle, Inc.	2,453	305,276
Kilroy Realty Corp. REIT	784	57,789
Kimco Realty Corp. REIT	5,767	100,346
Lamar Advertising Co., Class A REIT	5,764	450,802
Liberty Property Trust REIT	4,520	214,564
Life Storage, Inc. REIT	846	81,453
Macerich Co. REIT(a)	600	21,798
Medical Properties Trust, Inc. REIT	13,712	243,799
Mid-America Apartment Communities, Inc. REIT	1,446	165,104
National Retail Properties, Inc. REIT	4,028	215,619

Omega Healthcare Investors, Inc. REIT(a)	2,374	84,562
Outfront Media, Inc. REIT	4,336	106,882
Paramount Group, Inc. REIT	2,064	29,412
Park Hotels & Resorts, Inc. REIT(a)	9,713	268,273
Prologis, Inc. REIT	4,424	325,916
Public Storage REIT	1,938	461,011
Rayonier, Inc. REIT	6,148	173,066
Realogy Holdings Corp.(a)	1,073	7,608
Realty Income Corp. REIT	2,217	155,367
Regency Centers Corp. REIT	816	53,823
Retail Properties of America, Inc., Class A REIT	19,744	234,756
SBA Communications Corp. REIT*	381	82,452
Senior Housing Properties Trust REIT	2,195	17,297
Simon Property Group, Inc. REIT	2,254	365,351
SL Green Realty Corp. REIT	358	30,788
Spirit Realty Capital, Inc. REIT	1,600	68,256
STORE Capital Corp. REIT	2,784	95,268
Sun Communities, Inc. REIT	456	57,579
Taubman Centers, Inc. REIT	408	18,099
UDR, Inc. REIT	1,268	56,781
Ventas, Inc. REIT	2,106	135,416
VEREIT, Inc. REIT	5,386	47,828
VICI Properties, Inc. REIT	2,407	53,387
Vornado Realty Trust REIT	784	51,924
Weingarten Realty Investors REIT	8,460	238,572
Welltower, Inc. REIT	784	63,676
Weyerhaeuser Co. REIT	2,460	56,088
WP Carey, Inc. REIT(a)	2,320	192,583

		11,004,846

Utilities - 9.2%
AES Corp.	34,762	549,240
Alliant Energy Corp.	9,048	429,418
Ameren Corp.	12,180	893,281
American Electric Power Co., Inc.	6,493	559,177
American Water Works Co., Inc.	4,019	454,227
Aqua America, Inc.(a)	3,460	136,808
Atmos Energy Corp.	6,209	632,076
Avangrid, Inc.	1,554	77,793
CenterPoint Energy, Inc.	20,140	572,782
CMS Energy Corp.	10,797	605,820
Consolidated Edison, Inc.	10,347	892,946
Dominion Energy, Inc.	5,738	431,383
DTE Energy Co.	6,481	813,171
Duke Energy Corp.	3,714	317,956
Edison International	5,152	305,874
Entergy Corp.	9,929	963,808
Evergy, Inc.	5,487	319,014
Eversource Energy	6,779	500,561
Exelon Corp.	20,708	995,641
FirstEnergy Corp.	11,558	476,652
Hawaiian Electric Industries, Inc.	8,258	343,037
MDU Resources Group, Inc.	10,889	268,741
National Fuel Gas Co.(a)	5,846	311,650
NextEra Energy, Inc.	1,439	285,224
NiSource, Inc.	7,222	201,133
NRG Energy, Inc.	1,967	66,957
OGE Energy Corp.	11,908	494,896
Pinnacle West Capital Corp.	5,251	493,121
PPL Corp.	12,068	359,144
Public Service Enterprise Group, Inc.	8,747	513,974
Sempra Energy	3,909	513,838
Southern Co.	6,372	340,902
UGI Corp.	21,403	1,104,609
Vistra Energy Corp.	22,600	532,456
WEC Energy Group, Inc.	7,158	576,577
Xcel Energy, Inc.	11,064	634,410

		17,968,297

TOTAL COMMON STOCKS (Cost $185,685,958)		194,789,413

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(b)(c) (Cost $46,087)	46,087	46,087

CASH EQUIVALENTS - 0.5%
DWS Government Money Market Series “Institutional Shares”, 2.35%(b) (Cost $957,500)	957,500	957,500

TOTAL INVESTMENTS - 99.8% (Cost $186,689,545)		$195,793,000
Other assets and liabilities, net - 0.2%		331,763

NET ASSETS - 100.0%		$196,124,763

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(b)(c)
64,770	—	(18,683)(d)	—	—	3,887	—	46,087	46,087
CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 2.35%(b)
—	5,976,254	(5,018,754)	—	—	12,708	—	957,500	957,500

64,770	5,976,254	(5,037,437)	—	—	16,595	—	1,003,587	1,003,587

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $18,088,184, which is 9.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $18,572,394.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

REIT:	Real Estate Investment Trust

At May 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(e)
E-Mini S&P 500 Futures	USD	3	$425,390	$412,890	6/21/2019	$(12,500)
E-Mini S&P MidCap 400 Futures	USD	4	767,300	724,080	6/21/2019	(43,220)

Total unrealized depreciation						$(55,720)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2019.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$194,789,413	$—	$—	$194,789,413
Short-Term Investments(f)	1,003,587	—	—	1,003,587

TOTAL	$195,793,000	$—	$—	$195,793,000

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(g)
Futures Contracts	$(55,720)	$—	$—	$(55,720)

TOTAL	$(55,720)	$—	$—	$(55,720)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Formerly known as Xtrackers Russell 1000 US QARP ETF)

May 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 10.1%
Alphabet, Inc., Class A*	2,192	$2,425,448
Alphabet, Inc., Class C*	2,272	2,507,447
AT&T, Inc.	18,426	563,467
Charter Communications, Inc., Class A*	874	329,323
Comcast Corp., Class A	24,222	993,102
Electronic Arts, Inc.*	2,742	255,225
Facebook, Inc., Class A*	13,364	2,371,709
GCI Liberty, Inc., Class A*(a)	700	40,663
Interpublic Group of Companies, Inc.	4,782	101,474
John Wiley & Sons, Inc., Class A	397	16,587
Liberty Broadband Corp., Class A*	624	60,853
Liberty Broadband Corp., Class C*	2,962	290,720
Live Nation Entertainment, Inc.*	624	37,952
Omnicom Group, Inc.(a)	2,238	173,132
Verizon Communications, Inc.	9,460	514,151
Viacom, Inc., Class B	1,848	53,648
Walt Disney Co.	17,206	2,271,880

		13,006,781

Consumer Discretionary - 14.0%
Advance Auto Parts, Inc.	608	94,240
Aptiv PLC	1,136	72,749
AutoZone, Inc.*	292	299,916
Best Buy Co., Inc.	8,287	519,346
Booking Holdings, Inc.*	224	370,993
BorgWarner, Inc.	2,865	101,650
Brunswick Corp.	1,627	67,488
Burlington Stores, Inc.*	703	110,076
Capri Holdings Ltd.*	3,163	102,734
Carnival Corp.	4,995	255,694
Carter’s, Inc.(a)	708	59,550
Chipotle Mexican Grill, Inc.*	204	134,634
D.R. Horton, Inc.	1,735	74,189
Darden Restaurants, Inc.	1,730	201,234
Dick’s Sporting Goods, Inc.(a)	2,554	88,139
Dollar General Corp.	4,282	545,013
Dollar Tree, Inc.*	1,923	195,358
Domino’s Pizza, Inc.(a)	298	83,291
eBay, Inc.	12,125	435,651
Expedia Group, Inc.	735	84,525
Foot Locker, Inc.(a)	3,270	128,675
Gap, Inc.(a)	6,837	127,715
Garmin Ltd.	1,598	122,215
Garrett Motion, Inc.*	103	1,584
Gentex Corp.	5,689	121,517
Genuine Parts Co.	815	80,604
Grand Canyon Education, Inc.*	392	46,985
H&R Block, Inc.(a)	2,341	61,451
Hanesbrands, Inc.(a)	3,801	56,445
Hasbro, Inc.(a)	1,537	146,230
Home Depot, Inc.	16,823	3,193,847
Kohl’s Corp.(a)	2,562	126,358
Kontoor Brands, Inc.*	478	14,005
L Brands, Inc.	2,865	64,348
Las Vegas Sands Corp.	3,072	168,960
Lear Corp.	1,635	194,614
Leggett & Platt, Inc.	1,240	44,032
Lowe’s Cos., Inc.	9,668	901,831
Lululemon Athletica, Inc.*	910	150,687
Macy’s, Inc.(a)	2,347	48,278
McDonald’s Corp.	1,627	322,585
NIKE, Inc., Class B	14,567	1,123,698
Nordstrom, Inc.(a)	2,438	76,309
NVR, Inc.*	69	220,908
O’Reilly Automotive, Inc.*	1,157	429,675
Polaris Industries, Inc.(a)	1,013	80,918
Pool Corp.	287	51,597
PulteGroup, Inc.	2,968	92,008
Ralph Lauren Corp.	1,113	117,010
Ross Stores, Inc.	6,425	597,461
Royal Caribbean Cruises Ltd.	1,141	138,928
Skechers U.S.A., Inc., Class A*	2,797	78,120
Starbucks Corp.	16,092	1,223,958
Tapestry, Inc.	4,024	114,925
Target Corp.	10,107	813,108
Thor Industries, Inc.(a)	1,516	78,286
Tiffany & Co.(a)	1,139	101,496
TJX Cos., Inc.	22,640	1,138,566
Toll Brothers, Inc.	1,518	52,781
Tractor Supply Co.	2,666	268,679
Ulta Beauty, Inc.*	714	238,033
Urban Outfitters, Inc.*	1,714	38,514
VF Corp.	3,349	274,216
Visteon Corp.*(a)	611	27,196
Whirlpool Corp.	615	70,651
Williams-Sonoma, Inc.(a)	2,249	131,567
Wyndham Hotels & Resorts, Inc.	835	44,539
Yum China Holdings, Inc.	3,853	154,159
Yum! Brands, Inc.	3,652	373,782

		18,170,524

Consumer Staples - 12.4%
Altria Group, Inc.	10,583	519,202
Archer-Daniels-Midland Co.	2,939	112,622
Bunge Ltd.	1,531	80,056
Campbell Soup Co.	2,564	93,099
Clorox Co.	936	139,286
Colgate-Palmolive Co.	8,356	581,745
Costco Wholesale Corp.	10,591	2,537,392

Estee Lauder Cos., Inc., Class A	592	95,330
Flowers Foods, Inc.	1,505	33,667
General Mills, Inc.	4,370	216,053
Herbalife Nutrition Ltd.*	1,028	42,950
Hershey Co.	1,333	175,902
Hormel Foods Corp.(a)	3,673	145,047
Ingredion, Inc.	619	47,143
JM Smucker Co.	714	86,794
Kimberly-Clark Corp.	3,784	483,936
Kroger Co.	9,661	220,367
Lamb Weston Holdings, Inc.	1,432	84,846
Molson Coors Brewing Co., Class B	1,524	83,789
Monster Beverage Corp.*	2,951	182,549
Nu Skin Enterprises, Inc., Class A	910	42,488
PepsiCo, Inc.	7,638	977,664
Philip Morris International, Inc.	15,844	1,222,048
Procter & Gamble Co.	33,666	3,464,568
Sprouts Farmers Market, Inc.*(a)	3,669	73,563
Sysco Corp.	4,893	336,736
Tyson Foods, Inc., Class A	711	53,958
US Foods Holding Corp.*	1,635	56,505
Walgreens Boots Alliance, Inc.	16,717	824,817
Walmart, Inc.	29,661	3,008,812

		16,022,934

Energy - 6.4%
Antero Resources Corp.*	2,765	18,166
Apache Corp.(a)	3,879	101,126
Baker Hughes a GE Co.(a)	805	17,235
Chevron Corp.	17,512	1,993,741
Cimarex Energy Co.	1,232	70,458
Concho Resources, Inc.	695	68,117
Exxon Mobil Corp.	56,860	4,023,982
HollyFrontier Corp.	1,826	69,351
Marathon Petroleum Corp.	8,847	406,874
Occidental Petroleum Corp.	4,171	207,591
PBF Energy, Inc., Class A	2,223	58,687
Phillips 66	6,719	542,895
Valero Energy Corp.	10,789	759,546

		8,337,769

Financials - 4.6%
Affiliated Managers Group, Inc.	1,031	86,418
Aon PLC	508	91,476
Assured Guaranty Ltd.	2,967	121,261
Berkshire Hathaway, Inc., Class B*	616	121,611
BGC Partners, Inc., Class A(a)	2,519	11,839
Cboe Global Markets, Inc.	296	32,128
Credit Acceptance Corp.*	491	224,088
Eaton Vance Corp.	2,158	82,479
Erie Indemnity Co., Class A	515	109,525
Evercore, Inc., Class A	1,615	124,726
Everest Re Group Ltd.	188	46,560
Fidelity National Financial, Inc.	4,795	184,847
Franklin Resources, Inc.(a)	13,275	422,411
Jefferies Financial Group, Inc.	2,023	35,746
Lazard Ltd., Class A	7,336	228,590
Marsh & McLennan Cos., Inc.	13,114	1,253,698
Moody’s Corp.	1,726	315,651
MSCI, Inc.	1,031	226,830
Progressive Corp.	501	39,719
S&P Global, Inc.	4,576	978,715
SEI Investments Co.	2,650	133,163
T. Rowe Price Group, Inc.	4,486	453,714
Torchmark Corp.	5,498	470,134
White Mountains Insurance Group Ltd.	100	97,960

		5,893,289

Health Care - 14.0%
Abbott Laboratories	425	32,355
AbbVie, Inc.	11,206	859,612
Agilent Technologies, Inc.	502	33,659
Align Technology, Inc.*	106	30,141
Allergan PLC	409	49,861
AmerisourceBergen Corp.	1,110	86,425
Amgen, Inc.	7,125	1,187,738
Anthem, Inc.	582	161,784
Baxter International, Inc.	5,709	419,269
Biogen, Inc.*	3,329	730,017
Bristol-Myers Squibb Co.	20,384	924,822
Cardinal Health, Inc.	1,223	51,452
Celgene Corp.*	8,148	764,201
Centene Corp.*	7,320	422,730
Cerner Corp.*	2,659	186,050
Chemed Corp.	95	31,154
Cigna Corp.	6,358	941,111
Covetrus, Inc.*	194	4,784
CVS Health Corp.	14,437	756,066
Edwards Lifesciences Corp.*	1,521	259,635
Eli Lilly & Co.	1,426	165,331
Exelixis, Inc.*	1,437	28,151
Gilead Sciences, Inc.	20,391	1,269,340
HCA Healthcare, Inc.	2,056	248,694
Henry Schein, Inc.*(a)	500	32,230
Humana, Inc.	2,133	522,286
Johnson & Johnson	33,920	4,448,608
McKesson Corp.	4,066	496,621
Merck & Co., Inc.	621	49,189
Mettler-Toledo International, Inc.*	187	135,218
Pfizer, Inc.	8,966	372,268
Regeneron Pharmaceuticals, Inc.*	613	184,954
United Therapeutics Corp.*	1,111	93,291
UnitedHealth Group, Inc.	7,873	1,903,691

Universal Health Services, Inc., Class B	834	99,705
Varian Medical Systems, Inc.*	820	103,533
West Pharmaceutical Services, Inc.	610	69,906

		18,155,882

Industrials - 12.4%
3M Co.	5,278	843,161
Acuity Brands, Inc.	818	101,162
AGCO Corp.	419	27,889
Alaska Air Group, Inc.	2,533	147,421
Allison Transmission Holdings, Inc.	1,535	63,534
American Airlines Group, Inc.	3,358	91,438
AO Smith Corp.	1,507	61,033
Boeing Co.	9,722	3,321,132
C.H. Robinson Worldwide, Inc.	922	73,419
Cintas Corp.	208	46,141
Copa Holdings SA, Class A	529	47,404
Copart, Inc.*	1,409	100,715
Crane Co.	313	23,932
Cummins, Inc.	4,073	614,045
Curtiss-Wright Corp.	207	23,078
Delta Air Lines, Inc.	12,724	655,286
Donaldson Co., Inc.(a)	1,139	54,046
Dover Corp.	1,027	91,824
Eaton Corp. PLC	3,477	259,002
Emerson Electric Co.	3,672	221,201
Equifax, Inc.	2,026	244,943
Expeditors International of Washington, Inc.	2,458	171,052
Fastenal Co.(a)	6,554	200,487
FedEx Corp.	2,767	426,893
Fluor Corp.	1,006	27,886
Fortive Corp.	707	53,838
Fortune Brands Home & Security, Inc.	1,307	62,814
General Dynamics Corp.	4,044	650,356
Graco, Inc.	1,719	81,171
HD Supply Holdings, Inc.*	1,646	68,293
Honeywell International, Inc.	1,031	169,404
Hubbell, Inc.	428	49,023
Huntington Ingalls Industries, Inc.	795	163,070
Illinois Tool Works, Inc.	2,560	357,478
Ingersoll-Rand PLC	2,976	352,180
ITT, Inc.	1,639	94,439
Jacobs Engineering Group, Inc.	2,540	191,237
JB Hunt Transport Services, Inc.	1,328	113,066
JetBlue Airways Corp.*	8,849	152,468
Kansas City Southern	517	58,566
Kirby Corp.*(a)	572	44,261
L3 Technologies, Inc.	117	28,321
Landstar System, Inc.	492	47,355
Lennox International, Inc.(a)	305	80,554
Lockheed Martin Corp.	3,622	1,226,192
ManpowerGroup, Inc.	413	35,320
MSC Industrial Direct Co., Inc., Class A	494	34,906
Northrop Grumman Corp.	411	124,636
nVent Electric PLC	2,152	49,625
Old Dominion Freight Line, Inc.	701	92,840
Oshkosh Corp.	404	28,761
Owens Corning	1,291	62,575
PACCAR, Inc.	2,746	180,742
Parker-Hannifin Corp.	296	45,087
Pentair PLC	1,720	59,890
Quanta Services, Inc.	2,765	96,111
Raytheon Co.	2,548	444,626
Resideo Technologies, Inc.*	188	3,700
Robert Half International, Inc.	2,439	130,877
Rockwell Automation, Inc.	815	121,313
Snap-on, Inc.(a)	706	110,080
Southwest Airlines Co.	12,960	616,896
Spirit AeroSystems Holdings, Inc., Class A	1,634	132,419
Stanley Black & Decker, Inc.	287	36,512
Terex Corp.	1,119	29,956
Toro Co.	1,630	106,211
Union Pacific Corp.	1,841	307,042
United Continental Holdings, Inc.*	2,046	158,872
United Parcel Service, Inc., Class B	2,026	188,256
United Technologies Corp.	395	49,889
W.W. Grainger, Inc.	692	181,089
WABCO Holdings, Inc.*	414	54,197
Waste Management, Inc.	4,361	476,875
Watsco, Inc.(a)	326	51,309
XPO Logistics, Inc.*(a)	405	21,096

		16,013,918

Information Technology - 20.0%
Accenture PLC, Class A	8,158	1,452,695
Akamai Technologies, Inc.*	1,443	108,745
Alliance Data Systems Corp.	213	29,288
Amdocs Ltd.	1,844	109,570
Apple, Inc.	33,866	5,928,921
Applied Materials, Inc.	13,289	514,151
Arista Networks, Inc.*	292	71,420
Aspen Technology, Inc.*	326	37,037
Automatic Data Processing, Inc.	3,955	633,275
Booz Allen Hamilton Holding Corp.	814	51,420
Broadridge Financial Solutions, Inc.	977	121,998
CDW Corp.	1,102	108,481
Cisco Systems, Inc.	6,184	321,754
Citrix Systems, Inc.	1,035	97,414
Cognex Corp.	1,035	42,021

Cognizant Technology Solutions Corp., Class A	7,441	460,821
Coherent, Inc.*(a)	224	24,647
Corning, Inc.	5,401	155,765
Dolby Laboratories, Inc., Class A	599	37,120
EPAM Systems, Inc.*	217	37,452
Euronet Worldwide, Inc.*	400	62,016
F5 Networks, Inc.*	905	119,532
First Solar, Inc.*(a)	1,732	100,525
FLIR Systems, Inc.	1,024	49,490
Fortinet, Inc.*	916	66,392
Hewlett Packard Enterprise Co.	2,439	33,463
HP, Inc.	21,268	397,286
Intel Corp.	61,833	2,723,125
International Business Machines Corp.	5,305	673,682
Intuit, Inc.	1,728	423,101
IPG Photonics Corp.*(a)	292	36,550
Jabil, Inc.	2,650	65,164
Jack Henry & Associates, Inc.	632	82,931
Juniper Networks, Inc.	3,758	92,484
Lam Research Corp.	1,125	196,436
Leidos Holdings, Inc.	835	62,901
Littelfuse, Inc.	116	18,932
Manhattan Associates, Inc.*(a)	734	48,055
Marvell Technology Group Ltd.	3,766	83,982
Mastercard, Inc., Class A	11,850	2,980,157
Micron Technology, Inc.*	16,725	545,402
Microsoft Corp.	3,881	480,002
MKS Instruments, Inc.	631	45,091
National Instruments Corp.	829	31,991
NetApp, Inc.	2,755	163,096
Paychex, Inc.	3,050	261,660
PayPal Holdings, Inc.*	1,851	203,147
Qorvo, Inc.*	804	49,189
QUALCOMM, Inc.	3,571	238,614
Red Hat, Inc.*	286	52,710
Skyworks Solutions, Inc.	2,972	198,024
Teradyne, Inc.	3,157	133,036
Texas Instruments, Inc.	10,587	1,104,330
Versum Materials, Inc.	1,141	58,590
Visa, Inc., Class A(a)	20,698	3,339,208
VMware, Inc., Class A(a)	526	93,091
Xilinx, Inc.	2,449	250,557

		25,907,937

Materials - 1.9%
Air Products & Chemicals, Inc.	392	79,807
Alcoa Corp.*	4,294	90,990
Avery Dennison Corp.	710	73,883
Ball Corp.	1,721	105,652
Cabot Corp.	595	23,764
Celanese Corp.	917	87,051
CF Industries Holdings, Inc.	1,342	54,002
Chemours Co.	1,117	23,558
Dow, Inc.	275	12,859
DowDuPont, Inc.*	823	25,118
Eagle Materials, Inc.	294	25,302
Eastman Chemical Co.	898	58,298
Freeport-McMoRan, Inc.	14,157	137,464
LyondellBasell Industries NV, Class A	9,974	740,570
Newmont Goldcorp Corp.	5,604	185,436
Nucor Corp.	3,648	175,104
Packaging Corp. of America	619	55,141
PPG Industries, Inc.	1,953	204,381
Reliance Steel & Aluminum Co.	505	42,051
Sherwin-Williams Co.	190	79,695
Steel Dynamics, Inc.	3,379	84,982
United States Steel Corp.(a)	1,539	18,191
Westlake Chemical Corp.(a)	310	17,760
Westrock Co.	1,716	55,942

		2,457,001

Real Estate - 1.8%
CBRE Group, Inc., Class A*	8,251	377,071
Equity Residential REIT	3,475	266,081
Host Hotels & Resorts, Inc. REIT	3,328	60,270
Jones Lang LaSalle, Inc.	838	104,289
Lamar Advertising Co., Class A REIT	1,725	134,912
Public Storage REIT	2,659	632,523
Realogy Holdings Corp.(a)	1,112	7,884
Retail Properties of America, Inc., Class A REIT	3,756	44,659
Simon Property Group, Inc. REIT	3,370	546,243
Weingarten Realty Investors REIT	3,039	85,700

		2,259,632

Utilities - 1.9%
Ameren Corp.	1,847	135,459
American Electric Power Co., Inc.	2,458	211,683
CenterPoint Energy, Inc.(a)	3,854	109,608
Consolidated Edison, Inc.	4,488	387,314
DTE Energy Co.	1,207	151,442
Edison International	3,245	192,656
Entergy Corp.	1,140	110,660
Exelon Corp.	8,681	417,383
MDU Resources Group, Inc.	1,030	25,420
National Fuel Gas Co.(a)	617	32,892
NRG Energy, Inc.	2,748	93,542
PG&E Corp.*	4,488	76,745
Pinnacle West Capital Corp.	603	56,628
Public Service Enterprise Group, Inc.	998	58,642

Sempra Energy	1,236	162,472
UGI Corp.	1,039	53,623
Vistra Energy Corp.	2,541	59,866
Xcel Energy, Inc.	2,639	151,320

		2,487,355

TOTAL COMMON STOCKS (Cost $129,398,949)		128,713,022

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(b)(c) (Cost $66,501)	66,501	66,501

CASH EQUIVALENTS - 0.3%
DWS Government Money Market Series “Institutional Shares”, 2.35%(b) (Cost $350,640)	350,640	350,640

TOTAL INVESTMENTS - 99.9% (Cost $129,816,090)		$129,130,163
Other assets and liabilities, net - 0.1%		252,393

NET ASSETS - 100.0%		$129,382,556

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(b)(c)
—	66,501(d)	—	—	—	1,619	—	66,501	66,501
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 2.35%(b)
—	1,488,072	(1,137,432)	—	—	2,320	—	350,640	350,640

—	1,554,573	(1,137,432)	—	—	3,939	—	417,141	417,141

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $5,422,837, which is 4.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $5,546,776.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

REIT:	Real Estate Investment Trust

At May 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(e)
E-Mini S&P 500 Futures	USD	4	$571,740	$550,520	6/21/2019	$(21,220)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2019.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$128,713,022	$—	$—	$128,713,022
Short-Term Investments(f)	417,141	—	—	417,141

TOTAL	$129,130,163	$—	$—	$129,130,163

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(g)
Futures Contracts	$(21,220)	$—	$—	$(21,220)

TOTAL	$(21,220)	$—	$—	$(21,220)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF

May 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.3%
Communication Services - 3.0%
AMC Entertainment Holdings, Inc., Class A	773	$9,261
ATN International, Inc.	196	11,466
Boingo Wireless, Inc.*	339	6,407
Care.com, Inc.*	189	2,701
Cars.com, Inc.*(a)	455	9,632
Cincinnati Bell, Inc.*(a)	227	1,453
Clear Channel Outdoor Holdings, Inc.*	234	1,189
Cogent Communications Holdings, Inc.	145	8,482
Consolidated Communications Holdings, Inc.	678	2,712
Daily Journal Corp.*	6	1,289
Emerald Expositions Events, Inc.	96	1,123
Entravision Communications Corp., Class A	444	1,305
Eros International PLC*	157	1,214
EW Scripps Co., Class A	155	2,359
Gannett Co., Inc.(a)	1,283	10,084
Glu Mobile, Inc.*	330	2,633
Gray Television, Inc.*	338	5,824
Hemisphere Media Group, Inc.*	399	5,387
IMAX Corp.*	273	5,940
Iridium Communications, Inc.*	326	6,986
Liberty Latin America Ltd., Class A*	112	1,910
Liberty Media Corp.-Liberty Braves, Class A*	54	1,433
Liberty Media Corp.-Liberty Braves, Class C*	122	3,246
Liberty TripAdvisor Holdings, Inc., Class A*	245	2,609
Loral Space & Communications, Inc.*	234	7,933
Marcus Corp.	512	17,900
Meet Group, Inc.*(a)	148	573
Meredith Corp.	29	1,501
MSG Networks, Inc., Class A*(a)	787	16,614
National CineMedia, Inc.	1,307	8,561
New Media Investment Group, Inc.(a)	821	7,578
New York Times Co., Class A(a)	210	6,682
Nexstar Media Group, Inc., Class A(a)	24	2,404
Ooma, Inc.*	267	3,084
ORBCOMM, Inc.*(a)	222	1,483
pdvWireless, Inc.*	42	2,048
QuinStreet, Inc.*(a)	706	10,823
Reading International, Inc., Class A*	393	5,184
Rosetta Stone, Inc.*	471	11,615
Saga Communications, Inc., Class A	47	1,368
Scholastic Corp.(a)	403	13,335
Shenandoah Telecommunications Co.	223	8,967
Sinclair Broadcast Group, Inc., Class A	146	7,837
Spok Holdings, Inc.	520	8,034
TechTarget, Inc.*	414	7,825
TEGNA, Inc.	586	8,872
Travelzoo*	136	2,313
Tribune Publishing Co.*(a)	103	1,011
TrueCar, Inc.*	145	945
Vonage Holdings Corp.*	637	7,542
WideOpenWest, Inc.*	352	2,626
World Wrestling Entertainment, Inc., Class A(a)	56	4,073
Yelp, Inc.*	56	1,721

		287,097

Consumer Discretionary - 13.2%
1-800-Flowers.com, Inc., Class A*(a)	421	7,687
Aaron’s, Inc.	195	10,386
Abercrombie & Fitch Co., Class A(a)	551	9,532
Acushnet Holdings Corp.(a)	180	4,228
Adtalem Global Education, Inc.*	124	5,451
American Eagle Outfitters, Inc.(a)	519	9,031
American Outdoor Brands Corp.*	204	1,712
American Public Education, Inc.*	339	9,485
America’s Car-Mart, Inc.*	137	11,796
Asbury Automotive Group, Inc.*(a)	234	17,360
Ascena Retail Group, Inc.*	2,423	2,544
At Home Group, Inc.*	111	2,115
Barnes & Noble Education, Inc.*	487	1,544
Barnes & Noble, Inc.(a)	939	4,122
Bassett Furniture Industries, Inc.	97	1,425
BBX Capital Corp.	961	3,930
Beazer Homes USA, Inc.*	123	1,117
Bed Bath & Beyond, Inc.(a)	301	3,820
Big Lots, Inc.	262	7,231
Biglari Holdings, Inc., Class B*	13	1,178
BJ’s Restaurants, Inc.(a)	568	23,794
Bloomin’ Brands, Inc.	898	17,340
Boot Barn Holdings, Inc.*(a)	183	4,782
Boyd Gaming Corp.(a)	119	2,846
Brinker International, Inc.(a)	641	24,082
Buckle, Inc.(a)	636	9,572
Caleres, Inc.	774	14,598
Callaway Golf Co.(a)	1,014	14,906
Career Education Corp.*	399	7,489
Carriage Services, Inc.	165	3,006
Carrols Restaurant Group, Inc.*	689	5,870
Cato Corp., Class A	1,259	15,599

Cavco Industries, Inc.*	95	13,642
Century Casinos, Inc.*	199	1,739
Century Communities, Inc.*(a)	67	1,789
Cheesecake Factory, Inc.(a)	342	14,791
Chegg, Inc.*(a)	57	2,135
Chico’s FAS, Inc.(a)	2,069	6,973
Children’s Place, Inc.	106	9,822
Churchill Downs, Inc.	39	3,845
Chuy’s Holdings, Inc.*	233	5,154
Citi Trends, Inc.	496	6,785
Container Store Group, Inc.*	253	1,779
Cooper Tire & Rubber Co.(a)	335	9,239
Cooper-Standard Holdings, Inc.*	67	2,590
Core-Mark Holding Co., Inc.	53	1,955
Cracker Barrel Old Country Store, Inc.	45	7,069
Crocs, Inc.*	576	11,128
Culp, Inc.	170	2,929
Dana, Inc.	133	1,940
Dave & Buster’s Entertainment, Inc.(a)	203	10,097
Deckers Outdoor Corp.*	127	19,317
Del Frisco’s Restaurant Group, Inc.*(a)	244	1,674
Del Taco Restaurants, Inc.*	618	6,687
Denny’s Corp.*	1,180	23,222
Designer Brands, Inc., Class A(a)	774	14,002
Dillard’s, Inc., Class A(a)	152	8,612
Dine Brands Global, Inc.(a)	42	3,966
Dorman Products, Inc.*(a)	117	9,554
Drive Shack, Inc.*(a)	400	1,820
Duluth Holdings, Inc., Class B*(a)	70	1,046
El Pollo Loco Holdings, Inc.*(a)	527	5,523
Eldorado Resorts, Inc.*(a)	9	443
Escalade, Inc.(a)	336	3,740
Ethan Allen Interiors, Inc.(a)	376	7,979
Etsy, Inc.*(a)	31	1,932
Everi Holdings, Inc.*	331	3,687
Express, Inc.*(a)	1,082	3,257
Fiesta Restaurant Group, Inc.*(a)	381	5,403
Five Below, Inc.*	36	4,634
Flexsteel Industries, Inc.	59	1,012
Fossil Group, Inc.*(a)	197	1,929
Fox Factory Holding Corp.*(a)	117	7,841
Funko, Inc., Class A*(a)	77	1,599
GameStop Corp., Class A(a)	718	5,442
Genesco, Inc.*(a)	974	43,811
Gentherm, Inc.*(a)	183	6,841
G-III Apparel Group Ltd.*	237	6,098
GNC Holdings, Inc., Class A*(a)	636	890
Group 1 Automotive, Inc.(a)	67	4,837
Groupon, Inc.*(a)	217	766
Guess?, Inc.(a)	512	8,279
Habit Restaurants, Inc., Class A*	1,364	13,913
Hamilton Beach Brands Holding Co., Class A	92	1,609
Haverty Furniture Cos., Inc.	658	11,456
Helen of Troy Ltd.*	83	11,090
Hibbett Sports, Inc.*	552	12,210
Hooker Furniture Corp.	101	2,710
Houghton Mifflin Harcourt Co.*	351	1,980
Hovnanian Enterprises, Inc., Class A*(a)	41	389
Hudson Ltd., Class A*	288	3,911
International Speedway Corp., Class A	393	17,591
iRobot Corp.*(a)	60	5,227
J Alexander’s Holdings, Inc.*	525	5,523
Jack in the Box, Inc.	61	5,075
Johnson Outdoors, Inc., Class A	88	6,495
K12, Inc.*	643	19,656
KB Home(a)	216	5,428
Kirkland’s, Inc.*(a)	291	1,173
Lands’ End, Inc.*	79	977
Laureate Education, Inc., Class A*	261	4,192
La-Z-Boy, Inc.	518	16,674
LCI Industries	51	4,226
Leaf Group Ltd.*	102	733
LGI Homes, Inc.*	29	1,978
Liberty Expedia Holdings, Inc., Class A*	366	15,090
Lifetime Brands, Inc.	238	1,856
Lindblad Expeditions Holdings, Inc.*	532	8,682
Liquidity Services, Inc.*	193	1,085
Lithia Motors, Inc., Class A	45	5,137
Lumber Liquidators Holdings, Inc.*(a)	109	1,045
M/I Homes, Inc.*	128	3,505
Malibu Boats, Inc., Class A*	85	3,051
Marine Products Corp.	185	2,560
MarineMax, Inc.*(a)	629	9,800
Marriott Vacations Worldwide Corp.	10	899
MasterCraft Boat Holdings, Inc.*	108	2,145
MDC Holdings, Inc.	285	8,958
Meritage Homes Corp.*	76	3,808
Modine Manufacturing Co.*	472	6,065
Monarch Casino & Resort, Inc.*	122	5,250
Monro, Inc.(a)	153	12,196
Motorcar Parts of America, Inc.*(a)	51	903
Movado Group, Inc.(a)	290	7,470
Murphy USA, Inc.*	192	15,410
Nathan’s Famous, Inc.	47	3,177

National Vision Holdings, Inc.*	96	2,614
Nautilus, Inc.*	449	1,208
Noodles & Co.*	186	1,345
Office Depot, Inc.	540	1,058
Ollie’s Bargain Outlet Holdings, Inc.*(a)	61	6,022
Oxford Industries, Inc.(a)	262	18,665
Papa John’s International, Inc.(a)	245	11,875
Party City Holdco, Inc.*	424	3,350
Penn National Gaming, Inc.*(a)	210	3,958
PetMed Express, Inc.(a)	133	2,323
Planet Fitness, Inc., Class A*	166	12,694
PlayAGS, Inc.*	89	1,703
Potbelly Corp.*	636	3,199
Quotient Technology, Inc.*	164	1,733
RCI Hospitality Holdings, Inc.	152	2,472
Red Lion Hotels Corp.*	263	1,994
Red Robin Gourmet Burgers, Inc.*	115	2,942
Red Rock Resorts, Inc., Class A	165	3,445
Regis Corp.*(a)	254	4,735
Rent-A-Center, Inc.*	722	17,227
RH*(a)	59	5,024
Rocky Brands, Inc.	331	8,096
RTW RetailWinds, Inc.*	1,177	2,248
Ruth’s Hospitality Group, Inc.	784	17,930
Sally Beauty Holdings, Inc.*(a)	871	13,222
SeaWorld Entertainment, Inc.*	174	5,568
Shake Shack, Inc., Class A*	107	6,564
Shiloh Industries, Inc.*	225	909
Shoe Carnival, Inc.(a)	465	11,946
Shutterfly, Inc.*(a)	170	8,072
Shutterstock, Inc.	78	2,969
Signet Jewelers Ltd.(a)	321	6,054
Skyline Champion Corp.(a)	71	1,661
Sleep Number Corp.*(a)	494	17,196
Sonic Automotive, Inc., Class A(a)	320	5,578
Sotheby’s*(a)	131	4,416
Speedway Motorsports, Inc.	96	1,743
Sportsman’s Warehouse Holdings, Inc.*	384	1,413
Stamps.com, Inc.*(a)	19	637
Standard Motor Products, Inc.	450	19,071
Steven Madden Ltd.	379	11,469
Stoneridge, Inc.*	245	6,377
Strategic Education, Inc.	57	10,031
Sturm Ruger & Co., Inc.	336	16,703
Superior Group of Cos., Inc.	81	1,297
Tailored Brands, Inc.(a)	340	1,788
Taylor Morrison Home Corp.*	215	4,294
Tenneco, Inc., Class A	77	765
Texas Roadhouse, Inc.	124	6,356
Tile Shop Holdings, Inc.(a)	353	1,476
Tilly’s, Inc., Class A	496	3,869
TopBuild Corp.*	86	6,817
Tower International, Inc.	282	4,915
Town Sports International Holdings, Inc.*	192	493
TRI Pointe Group, Inc.*	332	4,084
Tupperware Brands Corp.	140	2,607
Unifi, Inc.*	143	2,696
Universal Electronics, Inc.*	75	2,954
Vera Bradley, Inc.*(a)	321	3,515
Vista Outdoor, Inc.*	643	4,932
Weyco Group, Inc.	339	8,482
William Lyon Homes, Class A*	87	1,613
Wingstop, Inc.	141	11,235
Winmark Corp.	80	13,187
Winnebago Industries, Inc.(a)	83	2,668
Wolverine World Wide, Inc.	149	4,163
YETI Holdings, Inc.*(a)	33	789
ZAGG, Inc.*	147	979
Zumiez, Inc.*	357	7,061

		1,255,624

Consumer Staples - 3.4%
Alico, Inc.	63	1,624
Andersons, Inc.	294	7,988
B&G Foods, Inc.(a)	173	3,797
BJ’s Wholesale Club Holdings, Inc.*(a)	210	5,246
Boston Beer Co, Inc., Class A*(a)	61	19,172
Calavo Growers, Inc.(a)	151	13,205
Cal-Maine Foods, Inc.(a)	303	11,217
Central Garden & Pet Co., Class A*	37	946
Chefs’ Warehouse, Inc.*(a)	209	6,619
Coca-Cola Consolidated, Inc.(a)	32	9,664
Craft Brew Alliance, Inc.*	76	1,050
Darling Ingredients, Inc.*	378	7,144
Dean Foods Co.(a)	659	725
Edgewell Personal Care Co.*	91	2,597
Farmer Brothers Co.*	28	513
Fresh Del Monte Produce, Inc.	123	3,077
Freshpet, Inc.*	194	9,015
Hostess Brands, Inc.*	431	5,771
Ingles Markets, Inc., Class A	386	11,507
Inter Parfums, Inc.	121	7,838
J&J Snack Foods Corp.(a)	48	7,721
John B Sanfilippo & Son, Inc.	256	19,622
Lancaster Colony Corp.(a)	30	4,315
Landec Corp.*	430	4,266
Limoneira Co.	198	3,752
Medifast, Inc.	86	11,090
MGP Ingredients, Inc.(a)	86	5,178

National Beverage Corp.(a)	14	632
Natural Grocers by Vitamin Cottage, Inc.*	230	2,362
Natural Health Trends Corp.	67	682
Nature’s Sunshine Products, Inc.*	128	1,233
Oil-Dri Corp. of America	112	3,292
Performance Food Group Co.*	301	11,844
PriceSmart, Inc.(a)	96	4,666
Primo Water Corp.*(a)	600	6,924
Sanderson Farms, Inc.(a)	63	8,613
Seneca Foods Corp., Class A*	123	3,038
Simply Good Foods Co.*	541	11,626
Smart & Final Stores, Inc.*	348	2,266
SpartanNash Co.	199	2,296
Tootsie Roll Industries, Inc.(a)	119	4,517
Turning Point Brands, Inc.	140	6,892
United Natural Foods, Inc.*(a)	158	1,604
Universal Corp.	196	11,078
USANA Health Sciences, Inc.*	43	3,044
Vector Group Ltd.(a)	326	2,918
Village Super Market, Inc., Class A	553	14,643
WD-40 Co.(a)	109	17,040
Weis Markets, Inc.(a)	319	12,058

		317,927

Energy - 2.9%
Abraxas Petroleum Corp.*	854	816
Adams Resources & Energy, Inc.	64	2,179
Archrock, Inc.	541	4,799
Ardmore Shipping Corp.*	308	2,168
C&J Energy Services, Inc.*	96	1,137
Cactus, Inc., Class A*	231	7,519
Callon Petroleum Co.*	215	1,344
Carrizo Oil & Gas, Inc.*(a)	202	2,056
Clean Energy Fuels Corp.*	770	2,056
CONSOL Energy, Inc.*	167	4,379
CVR Energy, Inc.(a)	40	1,699
Delek US Holdings, Inc.(a)	123	3,765
DHT Holdings, Inc.	954	5,304
Diamond Offshore Drilling, Inc.*(a)	179	1,409
DMC Global, Inc.(a)	139	9,402
Dorian LPG Ltd.*(a)	277	1,956
Dril-Quip, Inc.*(a)	209	8,621
Evolution Petroleum Corp.	947	5,786
Exterran Corp.*	273	3,767
Frank’s International NV*(a)	331	1,883
FTS International, Inc.*	479	2,946
GasLog Ltd.	107	1,541
Green Plains, Inc.	267	3,484
Gulfport Energy Corp.*(a)	420	2,297
Hallador Energy Co.	303	1,715
Helix Energy Solutions Group, Inc.*	401	2,711
Isramco, Inc.*	16	1,900
Keane Group, Inc.*	184	1,351
KLX Energy Services Holdings, Inc.*	655	12,903
Laredo Petroleum, Inc.*	252	665
Liberty Oilfield Services, Inc., Class A(a)	740	9,435
Mammoth Energy Services, Inc.	128	1,344
Matador Resources Co.*	152	2,499
Matrix Service Co.*	575	10,407
Midstates Petroleum Co., Inc.*	79	529
NACCO Industries, Inc., Class A	52	2,598
Natural Gas Services Group, Inc.*	146	2,224
Newpark Resources, Inc.*(a)	956	6,682
Nine Energy Service, Inc.*(a)	128	2,163
Noble Corp. PLC*	933	1,810
Northern Oil and Gas, Inc.*	600	1,194
Oceaneering International, Inc.*	304	4,986
Oil States International, Inc.*(a)	332	5,524
Overseas Shipholding Group, Inc., Class A*	547	820
Panhandle Oil and Gas, Inc., Class A	142	1,882
Par Pacific Holdings, Inc.*	630	12,348
PDC Energy, Inc.*(a)	120	3,662
Profire Energy, Inc.*	490	735
ProPetro Holding Corp.*	393	7,632
Renewable Energy Group, Inc.*	1,060	16,578
REX American Resources Corp.*	94	6,342
RigNet, Inc.*	96	801
Ring Energy, Inc.*(a)	24	85
SEACOR Holdings, Inc.*	334	13,898
SEACOR Marine Holdings, Inc.*(a)	157	2,162
SemGroup Corp., Class A(a)	121	1,526
Ship Finance International Ltd.(a)	362	4,482
SilverBow Resources, Inc.*	289	4,124
Solaris Oilfield Infrastructure, Inc., Class A(a)	77	1,096
Southwestern Energy Co.*(a)	1,185	4,254
SRC Energy, Inc.*(a)	810	3,839
Superior Energy Services, Inc.*	440	713
Teekay Corp.(a)	178	571
Teekay Tankers Ltd., Class A*	1,452	1,626
TETRA Technologies, Inc.*	546	841
Unit Corp.*(a)	101	972
US Silica Holdings, Inc.(a)	109	1,131
W&T Offshore, Inc.*	614	2,579
World Fuel Services Corp.	892	25,993

		275,645

Financials - 27.3%
1st Constitution Bancorp	262	4,889
1st Source Corp.	153	6,695
ACNB Corp.	280	9,996
AG Mortgage Investment Trust, Inc. REIT	1,122	17,301

Allegiance Bancshares, Inc.*	111	3,603
Amalgamated Bank, Class A	84	1,386
American Equity Investment Life Holding Co.	338	9,569
American National Bankshares, Inc.	166	5,790
Ameris Bancorp(a)	96	3,388
AMERISAFE, Inc.	248	14,773
Ames National Corp.	214	5,628
Anworth Mortgage Asset Corp. REIT	2,635	9,987
Apollo Commercial Real Estate Finance, Inc. REIT	721	13,252
Arbor Realty Trust, Inc. REIT(a)	3,394	41,780
Ares Commercial Real Estate Corp. REIT	917	13,462
Argo Group International Holdings Ltd.	210	14,803
Arlington Asset Investment Corp., Class A	735	4,917
ARMOUR Residential REIT, Inc. REIT	730	12,702
Arrow Financial Corp.	285	9,168
Artisan Partners Asset Management, Inc., Class A	237	5,605
Atlantic Capital Bancshares, Inc.*	603	9,865
Atlantic Union Bankshares Corp.	326	10,530
Auburn National Bancorporation, Inc.	78	2,681
Axos Financial, Inc.*(a)	255	6,964
Banc of California, Inc.	524	6,933
BancFirst Corp.	100	5,223
Banco Latinoamericano de Comercio Exterior SA, Class E	315	6,284
Bancorp, Inc.*	379	3,373
BancorpSouth Bank(a)	159	4,306
Bank of Commerce Holdings	455	4,686
Bank of Marin Bancorp	280	11,343
Bank of NT Butterfield & Son Ltd.	150	4,953
Bank of Princeton	110	3,085
Bank7 Corp.*	80	1,355
BankFinancial Corp.	273	3,795
Bankwell Financial Group, Inc.	131	3,741
Banner Corp.	253	12,766
Bar Harbor Bankshares(a)	276	6,522
Baycom Corp.*	147	3,213
BCB Bancorp, Inc.	302	3,696
Berkshire Hills Bancorp, Inc.(a)	383	11,180
Blackstone Mortgage Trust, Inc., Class A REIT	222	7,828
Blucora, Inc.*	202	6,256
Boston Private Financial Holdings, Inc.	586	6,006
Bridge Bancorp, Inc.	194	5,399
Bridgewater Bancshares, Inc.*	287	3,151
BrightSphere Investment Group PLC	653	7,013
Brookline Bancorp, Inc.	641	9,198
Bryn Mawr Bank Corp.	203	7,422
Business First Bancshares, Inc.	109	2,673
Byline Bancorp, Inc.*	179	3,340
C&F Financial Corp.	93	4,470
Cadence BanCorp	664	12,284
Cambridge Bancorp	61	5,016
Camden National Corp.	273	11,562
Cannae Holdings, Inc.*	912	23,192
Capital Bancorp, Inc.*	134	1,608
Capital City Bank Group, Inc.	224	5,244
Capitol Federal Financial, Inc.	746	9,907
Capstar Financial Holdings, Inc.	54	801
Capstead Mortgage Corp. REIT(a)	1,800	14,238
Carolina Financial Corp.	169	5,611
Cathay General Bancorp	151	5,080
CB Financial Services, Inc.	122	2,866
CBTX, Inc.	279	7,603
CenterState Banks Corp.	500	10,945
Central Pacific Financial Corp.	388	10,783
Central Valley Community Bancorp	263	5,160
Century Bancorp, Inc., Class A	66	5,914
Chemical Financial Corp.(a)	89	3,370
Chemung Financial Corp.	68	3,046
Cherry Hill Mortgage Investment Corp. REIT	875	14,262
Citizens & Northern Corp.	332	9,163
Citizens, Inc.*	859	5,506
City Holding Co.(a)	175	12,784
Civista Bancshares, Inc.	332	7,204
CNB Financial Corp.	316	7,821
CNO Financial Group, Inc.	329	5,169
Coastal Financial Corp.*	102	1,638
Codorus Valley Bancorp, Inc.	193	4,057
Cohen & Steers, Inc.(a)	130	6,659
Colony Credit Real Estate, Inc. REIT	521	7,924
Columbia Banking System, Inc.	121	4,035
Columbia Financial, Inc.*	138	2,107
Community Bank System, Inc.(a)	126	7,788
Community Bankers Trust Corp.	619	4,506
Community Financial Corp.	65	2,017
Community Trust Bancorp, Inc.	225	8,908
ConnectOne Bancorp, Inc.	375	7,879
County Bancorp, Inc.(a)	57	982
Cowen, Inc., Class A*(a)	126	1,909
Crawford & Co., Class B	175	1,456
Curo Group Holdings Corp.*	233	2,183
Customers Bancorp, Inc.*	417	8,223
CVB Financial Corp.(a)	198	4,069
Diamond Hill Investment Group, Inc.	68	9,758
Dime Community Bancshares, Inc.	348	6,187

Donegal Group, Inc., Class A	244	3,526
Donnelley Financial Solutions, Inc.*	482	5,943
Dynex Capital, Inc. REIT	2,078	11,429
Eagle Bancorp, Inc.	135	7,166
Elevate Credit, Inc.*	89	379
EMC Insurance Group, Inc.	234	8,443
Employers Holdings, Inc.	294	12,213
Encore Capital Group, Inc.*(a)	113	3,880
Enova International, Inc.*	753	16,077
Enstar Group Ltd.*(a)	13	2,137
Entegra Financial Corp.*	143	4,240
Enterprise Bancorp, Inc.	159	4,458
Enterprise Financial Services Corp.	267	10,464
Equity Bancshares, Inc., Class A*	215	5,349
Esquire Financial Holdings, Inc.*	154	3,511
ESSA Bancorp, Inc.	334	5,060
Essent Group Ltd.*	175	8,216
Evans Bancorp, Inc.	158	5,544
Exantas Capital Corp. REIT	1,460	15,914
EZCORP, Inc., Class A*	657	5,768
Farmers & Merchants Bancorp, Inc.	129	3,812
Farmers National Banc Corp.	460	6,187
FB Financial Corp.	97	3,375
FBL Financial Group, Inc., Class A	80	4,925
Federal Agricultural Mortgage Corp., Class C	169	11,565
Federated Investors, Inc., Class B	280	8,548
FedNat Holding Co.	444	6,003
FGL Holdings	988	7,855
Fidelity D&D Bancorp, Inc.	111	6,604
Fidelity Southern Corp.	593	16,705
Financial Institutions, Inc.	299	8,082
First BanCorp	1,409	14,034
First Bancorp, Inc.	251	6,345
First Bancorp/Southern Pines NC	253	8,959
First Bancshares, Inc.	241	7,182
First Bank	310	3,472
First Busey Corp.	350	8,648
First Business Financial Services, Inc.	265	6,063
First Choice Bancorp	82	1,782
First Commonwealth Financial Corp.	529	6,650
First Community Bancshares, Inc.(a)	366	11,990
First Community Corp.	223	3,965
First Defiance Financial Corp.	391	10,596
First Financial Bancorp	245	5,468
First Financial Bankshares, Inc.(a)	105	5,949
First Financial Corp.	248	9,382
First Financial Northwest, Inc.	213	3,229
First Foundation, Inc.	390	5,113
First Guaranty Bancshares, Inc.	89	1,833
First Internet Bancorp	90	1,830
First Interstate BancSystem, Inc., Class A	275	10,150
First Merchants Corp.	375	12,469
First Mid Bancshares, Inc.	53	1,771
First Midwest Bancorp, Inc.	358	6,977
First Northwest Bancorp	220	3,533
First of Long Island Corp.	200	4,270
First Savings Financial Group, Inc.	64	3,664
First United Corp.	265	4,770
FirstCash, Inc.	118	11,177
Flagstar Bancorp, Inc.(a)	23	724
Flushing Financial Corp.	326	6,856
Focus Financial Partners, Inc., Class A*	52	1,459
Franklin Financial Network, Inc.(a)	238	6,248
FS Bancorp, Inc.	83	3,913
Fulton Financial Corp.(a)	416	6,556
GAIN Capital Holdings, Inc.(a)	239	930
GAMCO Investors, Inc., Class A	177	3,018
Genworth Financial, Inc., Class A*	2,021	5,881
German American Bancorp, Inc.	255	7,107
Glacier Bancorp, Inc.(a)	150	5,912
Global Indemnity Ltd.	95	2,822
Granite Point Mortgage Trust, Inc. REIT(a)	781	14,519
Great Ajax Corp. REIT	395	5,017
Great Southern Bancorp, Inc.	183	10,105
Great Western Bancorp, Inc.	228	7,084
Green Dot Corp., Class A*	72	3,342
Greene County Bancorp, Inc.	70	2,048
Greenhill & Co., Inc.(a)	234	3,503
Greenlight Capital Re Ltd., Class A*(a)	176	1,786
Guaranty Bancshares, Inc.	255	7,459
Hallmark Financial Services, Inc.*	265	3,124
Hamilton Lane, Inc., Class A	248	12,192
Hancock Whitney Corp.	105	3,988
Hanmi Financial Corp.	245	5,052
HarborOne Bancorp, Inc.*	190	3,409
HCI Group, Inc.(a)	136	5,528
Health Insurance Innovations, Inc., Class A*(a)	82	2,115
Heartland Financial USA, Inc.	186	7,680
Heritage Commerce Corp.	605	7,206
Heritage Financial Corp.(a)	350	9,835
Heritage Insurance Holdings, Inc.	124	1,814
Hilltop Holdings, Inc.	111	2,234
Hingham Institution for Savings	29	5,236
Home Bancorp, Inc.	143	5,098
Home BancShares, Inc.(a)	187	3,276
HomeStreet, Inc.*	416	11,835
HomeTrust Bancshares, Inc.	322	7,883

Hope Bancorp, Inc.(a)	440	5,663
Horace Mann Educators Corp.	300	12,153
Horizon Bancorp, Inc.	556	8,624
Houlihan Lokey, Inc.(a)	288	13,020
Howard Bancorp, Inc.*	132	1,835
IBERIABANK Corp.	57	4,076
Independence Holding Co.	210	7,839
Independent Bank Corp.	478	10,110
Independent Bank Corp./Rockland MA	224	15,534
Independent Bank Group, Inc.(a)	194	10,018
International Bancshares Corp.	187	6,818
INTL. FCStone, Inc.*	386	13,417
Invesco Mortgage Capital, Inc. REIT	1,016	15,636
Investar Holding Corp.	215	5,136
Investors Bancorp, Inc.	393	4,091
Investors Title Co.	46	7,103
James River Group Holdings Ltd.	322	14,361
Kearny Financial Corp.	482	6,464
Kemper Corp.	52	4,315
Kingstone Cos., Inc.(a)	275	2,453
Kinsale Capital Group, Inc.	264	22,121
KKR Real Estate Finance Trust, Inc. REIT	210	4,154
Ladder Capital Corp. REIT	738	11,734
Ladenburg Thalmann Financial Services, Inc.	1,180	3,776
Lakeland Bancorp, Inc.	441	6,796
Lakeland Financial Corp.(a)	191	8,394
LCNB Corp.	176	2,987
LegacyTexas Financial Group, Inc.	239	8,724
Level One Bancorp, Inc.	73	1,699
Live Oak Bancshares, Inc.(a)	49	761
Luther Burbank Corp.	232	2,308
Macatawa Bank Corp.	700	7,105
Malvern Bancorp, Inc.*	92	1,831
Marlin Business Services Corp.	307	6,846
Mercantile Bank Corp.	252	7,774
Merchants Bancorp	74	1,347
Meridian Bancorp, Inc.	387	6,683
Meta Financial Group, Inc.(a)	212	5,548
Metropolitan Bank Holding Corp.*	94	3,735
MGIC Investment Corp.*	421	5,705
Mid Penn Bancorp, Inc.	81	1,944
Middlefield Banc Corp.	88	3,455
Midland States Bancorp, Inc.	258	6,321
MidSouth Bancorp, Inc.(a)	295	3,322
MidWestOne Financial Group, Inc.	197	5,484
Moelis & Co., Class A	283	8,994
Mr Cooper Group, Inc.*(a)	296	2,241
MutualFirst Financial, Inc.	142	4,243
MVB Financial Corp.(a)	257	4,073
National Bank Holdings Corp., Class A	287	10,071
National Bankshares, Inc.	131	4,973
National General Holdings Corp.	367	8,338
National Western Life Group, Inc., Class A	30	7,999
NBT Bancorp, Inc.(a)	271	9,742
Nelnet, Inc., Class A	139	8,236
New York Mortgage Trust, Inc. REIT(a)	2,384	14,399
NI Holdings, Inc.*	225	3,812
Nicolet Bankshares, Inc.*	153	8,949
NMI Holdings, Inc., Class A*	540	14,720
Northeast Bank	164	3,388
Northfield Bancorp, Inc.	443	6,649
Northrim BanCorp, Inc.	196	6,552
Northwest Bancshares, Inc.(a)	739	12,393
Norwood Financial Corp.	197	6,314
Oak Valley Bancorp	164	3,085
OceanFirst Financial Corp.	354	8,432
OFG Bancorp	853	16,019
Ohio Valley Banc Corp.	96	3,485
Old Line Bancshares, Inc.	257	6,330
Old National Bancorp(a)	466	7,428
Old Second Bancorp, Inc.	724	8,833
On Deck Capital, Inc.*	675	2,714
OP Bancorp	276	2,641
Oppenheimer Holdings, Inc., Class A	263	6,480
Opus Bank	122	2,449
Orchid Island Capital, Inc. REIT(a)	825	5,016
Origin Bancorp, Inc.(a)	132	4,404
Oritani Financial Corp.(a)	664	10,624
Orrstown Financial Services, Inc.	200	4,248
Pacific City Financial Corp.	424	7,238
Pacific Mercantile Bancorp*	238	1,849
Pacific Premier Bancorp, Inc.	101	2,858
Park National Corp.	70	6,614
Parke Bancorp, Inc.	297	6,029
PCSB Financial Corp.	294	5,774
PDL Community Bancorp*	137	1,929
Peapack Gladstone Financial Corp.	224	6,057
Penns Woods Bancorp, Inc.	116	4,853
PennyMac Financial Services, Inc.	320	6,787
PennyMac Mortgage Investment Trust REIT	1,322	27,498
Peoples Bancorp of North Carolina, Inc.	133	3,638
Peoples Bancorp, Inc.	354	10,942
Peoples Financial Services Corp.	151	6,553
People’s Utah Bancorp	268	7,504
Piper Jaffray Cos.	133	9,419
PJT Partners, Inc., Class A	153	5,646

PRA Group, Inc.*(a)	193	5,329
Preferred Bank	129	5,646
Premier Financial Bancorp, Inc.	366	5,713
Primerica, Inc.	50	5,743
ProAssurance Corp.	142	5,328
Protective Insurance Corp., Class B	239	4,099
Provident Bancorp, Inc.*	85	2,002
Provident Financial Services, Inc.	353	8,416
Prudential Bancorp, Inc.	247	4,283
Pzena Investment Management, Inc., Class A	625	5,525
QCR Holdings, Inc.	169	5,422
Radian Group, Inc.	286	6,421
RBB Bancorp	199	3,683
Ready Capital Corp. REIT	743	10,826
Redwood Trust, Inc. REIT	206	3,282
Regional Management Corp.*	387	9,547
Reliant Bancorp, Inc.(a)	107	2,328
Renasant Corp.	168	5,678
Republic Bancorp, Inc., Class A	198	9,076
Republic First Bancorp, Inc.*	235	1,137
Riverview Bancorp, Inc.	561	4,348
RLI Corp.(a)	116	9,962
S&T Bancorp, Inc.(a)	269	10,141
Safety Insurance Group, Inc.	202	18,408
Sandy Spring Bancorp, Inc.	246	7,909
SB One Bancorp	162	3,556
Seacoast Banking Corp. of Florida*	303	7,027
Select Bancorp, Inc.*	279	3,083
Selective Insurance Group, Inc.	143	10,246
ServisFirst Bancshares, Inc.(a)	160	5,014
Shore Bancshares, Inc.	325	4,989
Sierra Bancorp	321	7,961
Silvercrest Asset Management Group, Inc., Class A	317	4,232
Simmons First National Corp., Class A	205	4,676
SmartFinancial, Inc.*	167	3,425
South State Corp.(a)	65	4,283
Southern First Bancshares, Inc.*	154	5,487
Southern Missouri Bancorp, Inc.	123	4,007
Southern National Bancorp of Virginia, Inc.	298	4,115
Southside Bancshares, Inc.(a)	270	8,794
Spirit of Texas Bancshares, Inc.*	115	2,548
State Auto Financial Corp.	175	5,983
Sterling Bancorp, Inc.	188	1,671
Stewart Information Services Corp.	489	20,113
Stifel Financial Corp.	114	6,114
Stock Yards Bancorp, Inc.	212	7,066
Summit Financial Group, Inc.	178	4,406
Territorial Bancorp, Inc.	185	4,977
Third Point Reinsurance Ltd.*	680	6,909
Timberland Bancorp, Inc.	202	4,925
Tiptree, Inc.	553	3,346
Tompkins Financial Corp.(a)	127	10,037
Towne Bank	199	5,047
TPG RE Finance Trust, Inc. REIT	472	9,048
TriCo Bancshares	208	7,758
TriState Capital Holdings, Inc.*	323	6,644
Triumph Bancorp, Inc.*	268	7,523
Trupanion, Inc.*(a)	86	2,522
TrustCo Bank Corp.	1,094	8,074
Trustmark Corp.(a)	288	9,150
UMB Financial Corp.	69	4,260
Union Bankshares, Inc.	60	1,975
United Bankshares, Inc.(a)	157	5,617
United Community Banks, Inc.	269	7,131
United Community Financial Corp.	1,099	10,067
United Financial Bancorp, Inc.	540	7,042
United Fire Group, Inc.	293	13,753
United Insurance Holdings Corp.	187	2,521
United Security Bancshares	325	3,315
Unity Bancorp, Inc.	228	4,594
Universal Insurance Holdings, Inc.	529	15,362
Univest Financial Corp.	359	8,573
Valley National Bancorp(a)	562	5,519
Veritex Holdings, Inc.	356	9,053
Virtus Investment Partners, Inc.	27	2,743
Waddell & Reed Financial, Inc., Class A(a)	593	9,577
Walker & Dunlop, Inc.	384	19,304
Washington Federal, Inc.(a)	223	7,040
Washington Trust Bancorp, Inc.	167	8,198
Waterstone Financial, Inc.	845	13,951
WesBanco, Inc.	213	7,568
West Bancorporation, Inc.	305	6,344
Westamerica Bancorporation(a)	146	8,744
Western Asset Mortgage Capital Corp. REIT	1,851	17,936
Western New England Bancorp, Inc.	565	5,175
Westwood Holdings Group, Inc.	109	3,190
WisdomTree Investments, Inc.	310	1,863
World Acceptance Corp.*	80	10,583
WSFS Financial Corp.	362	14,368

		2,583,867

Health Care - 7.2%
Acceleron Pharma, Inc.*(a)	32	1,276
Accuray, Inc.*(a)	2,510	9,312
Acorda Therapeutics, Inc.*(a)	117	1,087
Addus HomeCare Corp.*	196	13,402
Allakos, Inc.*	27	1,058
Allscripts Healthcare Solutions, Inc.*(a)	319	3,104

AMAG Pharmaceuticals, Inc.*	156	1,487
Amedisys, Inc.*	43	4,829
American Renal Associates Holdings, Inc.*	134	870
AMN Healthcare Services, Inc.*	116	5,619
Amphastar Pharmaceuticals, Inc.*	338	6,506
AngioDynamics, Inc.*	736	13,829
ANI Pharmaceuticals, Inc.*(a)	24	1,672
Anika Therapeutics, Inc.*	98	3,724
Arcus Biosciences, Inc.*	170	1,442
Arvinas, Inc.*	88	1,841
AtriCure, Inc.*	193	5,655
Atrion Corp.	18	15,898
Avanos Medical, Inc.*(a)	45	1,696
Avrobio, Inc.*	74	1,048
AxoGen, Inc.*(a)	47	984
BioSpecifics Technologies Corp.*	151	8,932
Brookdale Senior Living, Inc.*	803	4,963
Cambrex Corp.*(a)	201	8,000
Capital Senior Living Corp.*	59	247
Cardiovascular Systems, Inc.*	215	8,374
CareDx, Inc.*(a)	63	1,992
Community Health Systems, Inc.*	508	1,351
Computer Programs & Systems, Inc.	152	3,923
CONMED Corp.(a)	184	14,808
Corcept Therapeutics, Inc.*(a)	119	1,164
CorVel Corp.*	130	9,617
Crinetics Pharmaceuticals, Inc.*	52	1,367
Cross Country Healthcare, Inc.*	160	1,138
CryoLife, Inc.*	86	2,472
Cutera, Inc.*	77	1,297
Cyclerion Therapeutics, Inc.*	5	70
CytomX Therapeutics, Inc.*	116	1,121
Eagle Pharmaceuticals, Inc.*	35	1,778
Eidos Therapeutics, Inc.*	91	2,840
Emergent BioSolutions, Inc.*	83	3,313
Enanta Pharmaceuticals, Inc.*(a)	141	12,756
Endo International PLC*(a)	237	1,173
Ensign Group, Inc.	327	17,416
Evolent Health, Inc., Class A*(a)	80	851
Evolus, Inc.*	131	1,782
FONAR Corp.*	149	2,861
Genesis Healthcare, Inc.*	1,159	1,310
Genomic Health, Inc.*	52	2,717
Glaukos Corp.*	85	5,481
Globus Medical, Inc., Class A*	201	7,899
Haemonetics Corp.*	85	8,244
Halozyme Therapeutics, Inc.*	132	1,947
Harvard Bioscience, Inc.*	433	983
HealthEquity, Inc.*	51	3,333
HealthStream, Inc.*	492	12,300
Heska Corp.*	95	6,659
HMS Holdings Corp.*	179	5,447
Homology Medicines, Inc.*	130	2,631
Horizon Therapeutics PLC*	84	2,002
Innoviva, Inc.*(a)	408	5,577
Inogen, Inc.*	33	2,128
Inovalon Holdings, Inc., Class A*	208	2,868
Integer Holdings Corp.*	75	5,258
Intersect ENT, Inc.*	74	1,745
IntriCon Corp.*(a)	83	2,165
iRadimed Corp.*(a)	37	772
iRhythm Technologies, Inc.*(a)	42	2,875
Ironwood Pharmaceuticals, Inc.*(a)	57	623
Kezar Life Sciences, Inc.*	58	549
Kindred Biosciences, Inc.*	124	985
LeMaitre Vascular, Inc.(a)	160	4,130
LHC Group, Inc.*	41	4,644
Ligand Pharmaceuticals, Inc.*(a)	32	3,436
LivaNova PLC*	61	4,386
LogicBio Therapeutics, Inc.*	144	2,184
Luminex Corp.	745	15,720
MacroGenics, Inc.*	165	3,026
Magellan Health, Inc.*	91	6,009
Mallinckrodt PLC*	656	5,701
MediciNova, Inc.*	287	2,847
Medidata Solutions, Inc.*	26	2,370
Medpace Holdings, Inc.*(a)	102	5,506
Meridian Bioscience, Inc.	1,258	14,215
Merit Medical Systems, Inc.*	94	4,853
Mesa Laboratories, Inc.(a)	42	10,487
Momenta Pharmaceuticals, Inc.*	149	1,733
Myriad Genetics, Inc.*(a)	178	4,409
NanoString Technologies, Inc.*	44	1,251
National HealthCare Corp.	324	25,165
National Research Corp.	145	7,394
Natus Medical, Inc.*	111	2,764
Neogen Corp.*	125	7,044
NeoGenomics, Inc.*	345	7,490
Nevro Corp.*(a)	19	1,123
NextGen Healthcare, Inc.*(a)	514	9,895
NuVasive, Inc.*	86	4,985
Omnicell, Inc.*	83	6,594
OraSure Technologies, Inc.*	183	1,519
Orthofix Medical, Inc.*	267	13,171
Osmotica Pharmaceuticals PLC*	167	401
Oxford Immunotec Global PLC*	260	3,801
Palatin Technologies, Inc.*	1,011	1,355
Patterson Cos., Inc.(a)	213	4,477
PDL BioPharma, Inc.*	5,339	15,056
Phibro Animal Health Corp., Class A	209	6,182
Prestige Consumer Healthcare, Inc.*(a)	158	4,587
Principia Biopharma, Inc.*	57	1,668

Providence Service Corp.*	283	18,304
Quidel Corp.*(a)	32	1,770
R1 RCM, Inc.*	240	2,818
RadNet, Inc.*(a)	1,067	12,889
Retrophin, Inc.*(a)	80	1,482
RTI Surgical Holdings, Inc.*	949	4,014
SeaSpine Holdings Corp.*	101	1,377
Select Medical Holdings Corp.*	507	7,123
Simulations Plus, Inc.	324	8,123
Solid Biosciences, Inc.*	52	288
STAAR Surgical Co.*(a)	190	4,402
Supernus Pharmaceuticals, Inc.*(a)	140	4,204
Surmodics, Inc.*	333	13,506
Tactile Systems Technology, Inc.*(a)	212	10,182
Tenet Healthcare Corp.*(a)	482	9,621
Tivity Health, Inc.*(a)	239	4,374
Tricida, Inc.*(a)	47	1,727
Triple-S Management Corp., Class B*	86	2,107
US Physical Therapy, Inc.	185	20,666
Utah Medical Products, Inc.	131	10,447
Vanda Pharmaceuticals, Inc.*	342	5,021
Varex Imaging Corp.*	204	5,443
Vocera Communications, Inc.*(a)	249	8,058
Wright Medical Group NV*	90	2,765
Xencor, Inc.*(a)	104	3,207

		683,939

Industrials - 16.0%
AAON, Inc.(a)	198	8,987
AAR Corp.	221	6,650
Acacia Research Corp.*	531	1,657
ACCO Brands Corp.	538	3,954
Actuant Corp., Class A	307	6,797
Advanced Disposal Services, Inc.*	360	11,570
Advanced Drainage Systems, Inc.(a)	339	9,723
Aegion Corp.*	307	4,421
Aerojet Rocketdyne Holdings, Inc.*(a)	212	8,179
Aerovironment, Inc.*(a)	160	10,360
Air Transport Services Group, Inc.*	400	8,776
Aircastle Ltd.	343	6,661
Alamo Group, Inc.	79	7,499
Albany International Corp., Class A	116	8,128
Allegiant Travel Co.(a)	30	4,203
Allied Motion Technologies, Inc.	98	3,182
Altra Industrial Motion Corp.	103	3,231
Ameresco, Inc., Class A*	96	1,392
Apogee Enterprises, Inc.	170	6,162
Applied Industrial Technologies, Inc.	28	1,521
ArcBest Corp.	351	8,800
Argan, Inc.	355	16,305
Armstrong Flooring, Inc.*	535	5,639
ASGN, Inc.*	100	5,073
Astec Industries, Inc.	118	3,473
Astronics Corp.*	83	3,376
Atkore International Group, Inc.*	819	19,156
Atlas Air Worldwide Holdings, Inc.*	172	6,087
Avis Budget Group, Inc.*	74	2,099
Axon Enterprise, Inc.*	161	10,752
AZZ, Inc.	149	6,270
Barnes Group, Inc.	119	6,155
Barrett Business Services, Inc.	117	8,426
Beacon Roofing Supply, Inc.*(a)	19	657
Blue Bird Corp.*	424	7,980
BlueLinx Holdings, Inc.*(a)	65	1,306
BMC Stock Holdings, Inc.*	366	7,331
Brady Corp., Class A	357	16,529
Briggs & Stratton Corp.(a)	331	3,111
BrightView Holdings, Inc.*(a)	135	2,256
Brink’s Co.	10	770
Builders FirstSource, Inc.*	105	1,478
Caesarstone Ltd.	173	2,400
CAI International, Inc.*(a)	92	2,072
Casella Waste Systems, Inc., Class A*	417	16,146
CBIZ, Inc.*	991	19,622
CECO Environmental Corp.*	461	4,080
Charah Solutions, Inc.*	204	951
Chart Industries, Inc.*	51	3,908
Cimpress NV*	37	3,237
Columbus McKinnon Corp.	284	10,298
Comfort Systems USA, Inc.	206	9,719
Commercial Vehicle Group, Inc.*	167	1,037
Continental Building Products, Inc.*	445	10,155
Cornerstone Building Brands, Inc.*	202	887
Costamare, Inc.	897	4,593
Covanta Holding Corp.	448	7,553
Covenant Transportation Group, Inc., Class A*	132	1,983
CRA International, Inc.	273	10,221
CSW Industrials, Inc.	377	24,102
Cubic Corp.	77	4,344
Daseke, Inc.*(a)	194	838
Deluxe Corp.	105	3,906
Douglas Dynamics, Inc.	350	12,985
Ducommun, Inc.*	192	8,665
DXP Enterprises, Inc.*	105	3,383
Dycom Industries, Inc.*	25	1,304
Eastern Co.	202	4,913
Echo Global Logistics, Inc.*	356	7,003
EMCOR Group, Inc.	130	10,473
Encore Wire Corp.	354	17,668
EnerSys	109	6,129
Ennis, Inc.	951	17,613

EnPro Industries, Inc.(a)	65	3,607
ESCO Technologies, Inc.	193	13,489
Exponent, Inc.	361	20,234
Federal Signal Corp.	301	7,191
Forrester Research, Inc.	169	7,695
Forward Air Corp.	259	14,460
Foundation Building Materials, Inc.*	313	4,748
Franklin Covey Co.*	223	6,935
Franklin Electric Co., Inc.	173	7,583
FreightCar America, Inc.*(a)	171	1,031
FTI Consulting, Inc.*	182	15,273
GATX Corp.(a)	126	8,797
Gencor Industries, Inc.*	197	2,183
Generac Holdings, Inc.*	133	7,335
General Finance Corp.*	431	3,289
Gibraltar Industries, Inc.*	272	9,710
Global Brass & Copper Holdings, Inc.	344	15,009
GMS, Inc.*	102	1,718
Gorman-Rupp Co.	344	10,206
GP Strategies Corp.*	58	791
Graham Corp.	204	4,164
Granite Construction, Inc.(a)	148	5,948
Great Lakes Dredge & Dock Corp.*	766	8,150
Greenbrier Cos., Inc.(a)	153	4,163
Griffon Corp.	342	4,918
H&E Equipment Services, Inc.	82	1,993
Harsco Corp.*	310	7,750
Hawaiian Holdings, Inc.(a)	215	5,371
Healthcare Services Group, Inc.(a)	60	1,897
Heartland Express, Inc.	262	4,685
Heidrick & Struggles International, Inc.	548	16,637
Herc Holdings, Inc.*	41	1,395
Heritage-Crystal Clean, Inc.*	349	8,725
Herman Miller, Inc.	291	10,328
Hertz Global Holdings, Inc.*	29	408
Hillenbrand, Inc.	308	11,467
HNI Corp.	287	9,517
Hub Group, Inc., Class A*	201	7,831
Hurco Cos., Inc.	254	8,905
Huron Consulting Group, Inc.*	168	8,271
Hyster-Yale Materials Handling, Inc.	96	4,222
ICF International, Inc.	373	27,188
IES Holdings, Inc.*	242	4,337
Infrastructure and Energy Alternatives, Inc.*	194	539
InnerWorkings, Inc.*(a)	342	1,159
Insperity, Inc.	101	11,504
Insteel Industries, Inc.(a)	457	8,354
Interface, Inc.	354	5,122
John Bean Technologies Corp.(a)	35	3,589
Kadant, Inc.	56	4,546
Kaman Corp.	181	10,065
Kelly Services, Inc., Class A	247	5,804
Kennametal, Inc.	106	3,259
KeyW Holding Corp.*	177	1,991
Kforce, Inc.	308	10,703
Kimball International, Inc., Class B	683	10,546
Knoll, Inc.	556	10,920
Korn Ferry	246	10,598
Kratos Defense & Security Solutions, Inc.*(a)	125	2,756
Lawson Products, Inc.*	42	1,541
LB Foster Co., Class A*	176	4,254
Lindsay Corp.(a)	135	10,716
LSC Communications, Inc.	68	330
Lydall, Inc.*	101	1,826
Manitex International, Inc.*	226	1,349
Manitowoc Co., Inc.*	57	778
Marten Transport Ltd.	497	8,757
Masonite International Corp.*	151	7,180
MasTec, Inc.*(a)	81	3,766
Matson, Inc.(a)	381	13,038
Matthews International Corp., Class A(a)	174	5,921
McGrath RentCorp	328	18,443
Mercury Systems, Inc.*	64	4,401
Meritor, Inc.*	529	10,665
Mesa Air Group, Inc.*	235	2,143
Milacron Holdings Corp.*	324	3,720
Miller Industries, Inc.	471	12,505
Mistras Group, Inc.*	128	1,769
Mobile Mini, Inc.	247	7,575
Moog, Inc., Class A	73	6,017
MRC Global, Inc.*(a)	521	7,711
MSA Safety, Inc.	46	4,571
Mueller Industries, Inc.	423	11,400
Mueller Water Products, Inc., Class A	701	6,477
MYR Group, Inc.*	296	9,558
National Presto Industries, Inc.(a)	128	12,530
Navigant Consulting, Inc.	1,004	22,088
NOW, Inc.*(a)	532	6,932
NV5 Global, Inc.*(a)	87	6,764
Omega Flex, Inc.	29	2,477
Orion Group Holdings, Inc.*	233	575
PAM Transportation Services, Inc.*	79	4,424
Park-Ohio Holdings Corp.	118	3,684
Patrick Industries, Inc.*(a)	3	122
PGT Innovations, Inc.*	491	7,345
Pitney Bowes, Inc.(a)	714	2,606
Powell Industries, Inc.	179	6,161
Preformed Line Products Co.	79	3,714
Primoris Services Corp.	595	10,853

Proto Labs, Inc.*	43	4,315
Quad/Graphics, Inc.(a)	290	2,427
Quanex Building Products Corp.	212	3,288
Radiant Logistics, Inc.*	1,190	7,568
Raven Industries, Inc.	423	13,853
RBC Bearings, Inc.*	50	7,115
Resources Connection, Inc.	486	7,460
Rexnord Corp.*	278	7,314
RR Donnelley & Sons Co.(a)	917	2,036
Rush Enterprises, Inc., Class A	126	4,444
Rush Enterprises, Inc., Class B	38	1,365
Saia, Inc.*(a)	130	7,670
Simpson Manufacturing Co., Inc.(a)	159	9,674
SiteOne Landscape Supply, Inc.*(a)	41	2,660
SkyWest, Inc.	108	6,342
SP Plus Corp.*	260	8,068
Spartan Motors, Inc.	170	1,467
Spirit Airlines, Inc.*	57	2,627
SPX Corp.*	234	6,959
SPX FLOW, Inc.*	66	2,356
Standex International Corp.	104	6,764
Steelcase, Inc., Class A(a)	1,338	21,462
Sterling Construction Co., Inc.*	126	1,504
Sun Hydraulics Corp.	104	4,342
Sunrun, Inc.*(a)	227	3,555
Systemax, Inc.	34	700
Team, Inc.*	228	3,311
Tennant Co.	8	461
Tetra Tech, Inc.	234	15,800
Thermon Group Holdings, Inc.*	187	4,110
Titan International, Inc.	56	236
Titan Machinery, Inc.*	142	2,374
TPI Composites, Inc.*(a)	307	6,401
Trex Co., Inc.*(a)	35	2,094
TriMas Corp.*	463	13,265
TriNet Group, Inc.*	73	4,627
Triton International Ltd/Bermuda*	67	1,980
TrueBlue, Inc.*	382	8,114
Tutor Perini Corp.*(a)	124	1,803
Twin Disc, Inc.*	127	1,831
UniFirst Corp.	74	11,750
Universal Forest Products, Inc.	406	13,093
Universal Logistics Holdings, Inc.	200	3,774
US Ecology, Inc.	190	11,309
US Xpress Enterprises, Inc., Class A*	201	1,089
USA Truck, Inc.*(a)	336	3,824
Vectrus, Inc.*	54	1,906
Veritiv Corp.*	63	1,113
Viad Corp.	291	18,286
Vicor Corp.*(a)	114	3,455
VSE Corp.(a)	86	2,073
Wabash National Corp.	132	1,783
WageWorks, Inc.*	83	4,148
Watts Water Technologies, Inc., Class A	125	10,174
Werner Enterprises, Inc.	206	5,743
Wesco Aircraft Holdings, Inc.*	860	8,445
Willdan Group, Inc.*(a)	134	4,170
Willis Lease Finance Corp.*	219	10,906
Woodward, Inc.	34	3,703

		1,520,451

Information Technology - 10.2%
3D Systems Corp.*(a)	194	1,569
8x8, Inc.*(a)	300	7,239
A10 Networks, Inc.*	220	1,340
ACI Worldwide, Inc.*	215	6,764
Advanced Energy Industries, Inc.*(a)	95	4,766
Agilysys, Inc.*	386	8,415
Alarm.com Holdings, Inc.*(a)	70	4,082
Ambarella, Inc*	45	1,706
Amber Road, Inc.*	161	2,090
American Software, Inc., Class A	597	7,564
Amkor Technology, Inc.*	184	1,192
Anixter International, Inc.*	149	7,951
Appfolio, Inc., Class A*	191	18,412
Arlo Technologies, Inc.*(a)	575	1,972
Avaya Holdings Corp.*(a)	141	1,774
AVX Corp.	167	2,470
Axcelis Technologies, Inc.*	158	2,343
AXT, Inc.*(a)	313	1,249
Badger Meter, Inc.	233	12,302
Bel Fuse, Inc., Class B	196	3,387
Belden, Inc.	63	3,226
Benchmark Electronics, Inc.	652	14,403
Benefitfocus, Inc.*	45	1,276
Blackbaud, Inc.(a)	33	2,538
Blackline, Inc.*	56	2,879
Bottomline Technologies DE, Inc.*	168	7,338
Box, Inc., Class A*	105	1,941
Brooks Automation, Inc.(a)	119	4,223
Cabot Microelectronics Corp.	94	9,162
CACI International, Inc., Class A*	51	10,380
CalAmp Corp.*	227	2,306
Carbon Black, Inc.*	141	2,122
Carbonite, Inc.*	34	805
Cardtronics PLC, Class A*	225	6,795
Casa Systems, Inc.*	135	759
Cass Information Systems, Inc.	139	6,265
CEVA, Inc.*	79	1,804
Ciena Corp.*	302	10,552
Cirrus Logic, Inc.*(a)	158	5,904
Cision Ltd.*	364	3,997
Clearfield, Inc.*(a)	127	1,688
Cohu, Inc.	328	4,772

CommVault Systems, Inc.*	89	4,098
Comtech Telecommunications Corp.	313	6,620
Control4 Corp.*	53	1,254
Cornerstone OnDemand, Inc.*	82	4,365
Coupa Software, Inc.*(a)	53	5,788
Cray, Inc.*	55	1,926
Cree, Inc.*(a)	44	2,426
CSG Systems International, Inc.	227	10,181
CTS Corp.	476	12,595
Daktronics, Inc.	743	4,614
DASAN Zhone Solutions, Inc.*	107	1,400
Digi International, Inc.*	780	8,494
Diodes, Inc.*	337	10,423
Ebix, Inc.(a)	33	1,549
eGain Corp.*	173	1,363
Electronics For Imaging, Inc.*	224	8,210
Endurance International Group Holdings, Inc.*	229	1,019
Entegris, Inc.(a)	118	4,052
Envestnet, Inc.*	110	7,360
ePlus, Inc.*	242	17,100
Everbridge, Inc.*	34	2,674
EVERTEC, Inc.	542	15,534
Evo Payments, Inc., Class A*	98	2,885
ExlService Holdings, Inc.*	138	8,178
Fabrinet*	311	13,261
FARO Technologies, Inc.*	90	3,969
Finisar Corp.*	102	2,140
Fitbit, Inc., Class A*(a)	171	792
Five9, Inc.*(a)	115	5,905
FormFactor, Inc.*	396	5,687
GTT Communications, Inc.*(a)	46	1,094
Hackett Group, Inc.	450	7,240
Harmonic, Inc.*(a)	370	1,931
I3 Verticals, Inc., Class A*	76	1,943
II-VI, Inc.*(a)	71	2,232
Immersion Corp.*	137	1,033
Information Services Group, Inc.*	1,032	3,210
Inphi Corp.*(a)	105	4,607
Insight Enterprises, Inc.*	59	3,037
Instructure, Inc.*(a)	85	3,534
InterDigital, Inc.	140	8,893
Iteris, Inc.*	39	208
Itron, Inc.*	26	1,473
j2 Global, Inc.(a)	65	5,479
KBR, Inc.	690	15,332
KEMET Corp.(a)	359	5,708
Kimball Electronics, Inc.*	778	11,086
Knowles Corp.*(a)	440	6,921
KVH Industries, Inc.*	170	1,579
Lattice Semiconductor Corp.*	541	6,925
Limelight Networks, Inc.*	468	1,441
LivePerson, Inc.*(a)	357	9,935
LiveRamp Holdings, Inc.*	144	7,399
Lumentum Holdings, Inc.*	54	2,185
ManTech International Corp., Class A	321	19,700
MAXIMUS, Inc.	71	5,059
Methode Electronics, Inc.	161	3,965
MicroStrategy, Inc., Class A*	74	9,835
Mitek Systems, Inc.*	199	2,030
MobileIron, Inc.*	363	2,029
Model N, Inc.*	101	1,820
Monotype Imaging Holdings, Inc.	189	3,079
MTS Systems Corp.(a)	152	8,248
Nanometrics, Inc.*	398	11,323
Napco Security Technologies, Inc.*	475	12,692
NETGEAR, Inc.*	221	5,569
NetScout Systems, Inc.*(a)	187	4,583
New Relic, Inc.*(a)	31	3,110
NIC, Inc.	399	6,368
nLight, Inc.*(a)	93	1,738
Novanta, Inc.*	88	7,042
NVE Corp.	107	7,807
OneSpan, Inc.*	326	4,548
OSI Systems, Inc.*(a)	186	19,268
PAR Technology Corp.*(a)	278	7,815
Park Electrochemical Corp.	502	7,500
Paylocity Holding Corp.*	50	5,011
PC Connection, Inc.	451	14,315
PDF Solutions, Inc.*	43	522
Perficient, Inc.*	641	19,506
PFSweb, Inc.*	400	1,500
Photronics, Inc.*	1,635	13,260
Plantronics, Inc.	168	6,900
Plexus Corp.*	253	12,531
Power Integrations, Inc.	82	5,343
Presidio, Inc.	185	2,451
PRGX Global, Inc.*	631	4,120
Progress Software Corp.	170	6,963
PROS Holdings, Inc.*	59	3,345
Q2 Holdings, Inc.*	119	8,716
QAD, Inc., Class A	123	5,314
Qualys, Inc.*(a)	55	4,874
Quantenna Communications, Inc.*	521	12,639
Rambus, Inc.*	308	3,499
Rapid7, Inc.*	142	7,419
Rogers Corp.*	33	4,554
Rudolph Technologies, Inc.*	345	7,959
SailPoint Technologies Holding, Inc.*	58	1,019
Sanmina Corp.*	245	6,515

ScanSource, Inc.*	298	8,705
Science Applications International Corp.	144	11,051
SecureWorks Corp., Class A*(a)	240	3,506
Semtech Corp.*	121	4,819
Silicon Laboratories, Inc.*	38	3,556
SMART Global Holdings, Inc.*(a)	11	187
SPS Commerce, Inc.*	155	15,799
Stratasys Ltd.*(a)	193	4,229
SVMK, Inc.*	235	4,042
Sykes Enterprises, Inc.*	509	12,603
Synaptics, Inc.*(a)	35	926
Tech Data Corp.*	14	1,269
TiVo Corp.	313	2,254
Trade Desk, Inc., Class A*(a)	5	994
TTEC Holdings, Inc.	31	1,230
TTM Technologies, Inc.*(a)	565	4,819
Tucows, Inc., Class A*	29	1,718
Ultra Clean Holdings, Inc.*(a)	134	1,708
Unisys Corp.*	267	2,590
Upland Software, Inc.*	50	2,339
Varonis Systems, Inc.*	86	5,378
Verint Systems, Inc.*	110	6,243
ViaSat, Inc.*	37	3,220
Viavi Solutions, Inc.*	349	4,205
Virtusa Corp.*	152	6,445
Vishay Intertechnology, Inc.	543	8,275
Vishay Precision Group, Inc.*	330	11,821
Workiva, Inc.*	164	9,125
Xperi Corp.	216	4,538
Zix Corp.*	1,161	10,403

		965,409

Materials - 3.6%
Advanced Emissions Solutions, Inc.	241	2,861
AdvanSix, Inc.*	180	4,388
AK Steel Holding Corp.*(a)	527	906
Allegheny Technologies, Inc.*(a)	98	2,098
American Vanguard Corp.	365	4,847
Balchem Corp.	82	7,437
Boise Cascade Co.	288	6,394
Carpenter Technology Corp.	153	6,206
Chase Corp.	69	7,017
Clearwater Paper Corp.*(a)	98	1,579
Coeur Mining, Inc.*(a)	284	807
Commercial Metals Co.(a)	452	6,034
Compass Minerals International, Inc.(a)	128	6,529
Ferro Corp.*	215	2,911
FutureFuel Corp.	693	7,193
Gold Resource Corp.	538	1,528
Greif, Inc., Class A	89	3,154
Greif, Inc., Class B	16	705
Hawkins, Inc.	238	8,463
Haynes International, Inc.	25	728
HB Fuller Co.	25	986
Hecla Mining Co.	698	914
Ingevity Corp.*	62	5,437
Innophos Holdings, Inc.	95	2,526
Innospec, Inc.	234	18,886
Kaiser Aluminum Corp.	141	12,566
Koppers Holdings, Inc.*	48	1,280
Kraton Corp.*	115	2,814
Louisiana-Pacific Corp.	403	9,197
Materion Corp.	398	24,059
Minerals Technologies, Inc.	110	5,718
Myers Industries, Inc.	343	5,804
Neenah, Inc.	108	6,173
Olympic Steel, Inc.	122	1,510
OMNOVA Solutions, Inc.*	414	2,347
PH Glatfelter Co.	279	4,068
PolyOne Corp.	129	3,242
PQ Group Holdings, Inc.*	96	1,454
Quaker Chemical Corp.(a)	64	11,575
Rayonier Advanced Materials, Inc.(a)	67	438
Schnitzer Steel Industries, Inc., Class A	708	14,946
Schweitzer-Mauduit International, Inc.	236	7,384
Sensient Technologies Corp.(a)	92	6,228
Stepan Co.	200	16,972
Summit Materials, Inc., Class A*(a)	92	1,286
SunCoke Energy, Inc.*	440	3,230
Synalloy Corp.	388	7,201
TimkenSteel Corp.*(a)	128	910
Trecora Resources*(a)	164	1,555
Tredegar Corp.	548	8,543
Trinseo SA	87	3,205
UFP Technologies, Inc.*	293	10,818
United States Lime & Minerals, Inc.	53	4,328
Universal Stainless & Alloy Products, Inc.*	113	1,435
US Concrete, Inc.*(a)	28	1,304
Verso Corp., Class A*	392	6,750
Warrior Met Coal, Inc.	1,417	36,573
Worthington Industries, Inc.	189	6,453

		341,900

Real Estate - 8.4%
Acadia Realty Trust REIT	309	8,451
Agree Realty Corp. REIT(a)	213	14,260
Alexander & Baldwin, Inc. REIT	348	8,028
Alexander’s, Inc. REIT	11	4,048
Altisource Portfolio Solutions SA*	60	1,208
American Assets Trust, Inc. REIT	192	8,715

Americold Realty Trust REIT	86	2,692
Armada Hoffler Properties, Inc. REIT	922	15,213
Ashford Hospitality Trust, Inc. REIT	982	4,380
Bluerock Residential Growth REIT, Inc. REIT	377	4,313
Braemar Hotels & Resorts, Inc. REIT	1,392	14,532
BRT Apartments Corp. REIT	391	4,934
CareTrust REIT, Inc. REIT	489	11,888
CatchMark Timber Trust, Inc., Class A REIT	263	2,475
CBL & Associates Properties, Inc. REIT(a)	1,554	1,265
Cedar Realty Trust, Inc. REIT	913	2,584
Chatham Lodging Trust REIT	552	10,510
Chesapeake Lodging Trust REIT	486	13,982
City Office REIT, Inc. REIT	549	6,473
Clipper Realty, Inc. REIT	363	4,636
Community Healthcare Trust, Inc. REIT	278	10,878
Consolidated-Tomoka Land Co.	119	7,116
CoreCivic, Inc. REIT	516	11,300
CorEnergy Infrastructure Trust, Inc. REIT(a)	278	10,728
CorePoint Lodging, Inc. REIT	511	6,193
Cousins Properties, Inc. REIT	736	6,661
DiamondRock Hospitality Co. REIT	926	9,177
Easterly Government Properties, Inc. REIT	336	6,186
EastGroup Properties, Inc. REIT	79	8,769
Essential Properties Realty Trust, Inc. REIT	278	5,910
Farmland Partners, Inc. REIT(a)	238	1,473
First Industrial Realty Trust, Inc. REIT	215	7,463
Forestar Group, Inc.*	64	1,146
Four Corners Property Trust, Inc. REIT	432	12,424
Franklin Street Properties Corp. REIT	576	4,170
FRP Holdings, Inc.*	218	10,141
GEO Group, Inc. REIT	464	10,176
Getty Realty Corp. REIT	379	11,734
Gladstone Commercial Corp. REIT	381	8,028
Gladstone Land Corp. REIT	202	2,505
Global Medical REIT, Inc. REIT	418	4,456
Global Net Lease, Inc. REIT(a)	564	10,383
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT(a)	357	9,250
Healthcare Realty Trust, Inc. REIT	124	3,998
Hersha Hospitality Trust REIT(a)	1,125	19,181
HFF, Inc., Class A	282	12,177
Independence Realty Trust, Inc. REIT	1,166	12,803
Industrial Logistics Properties Trust REIT	353	6,658
Innovative Industrial Properties, Inc. REIT(a)	149	12,520
Investors Real Estate Trust REIT(a)	94	5,442
iStar, Inc. REIT(a)	922	10,151
Jernigan Capital, Inc. REIT(a)	320	6,758
Kennedy-Wilson Holdings, Inc.(a)	292	6,001
Kite Realty Group Trust REIT	443	6,734
Lexington Realty Trust REIT	902	8,271
LTC Properties, Inc. REIT(a)	259	11,590
Mack-Cali Realty Corp. REIT	396	8,997
Marcus & Millichap, Inc.*(a)	234	7,146
Maui Land & Pineapple Co., Inc.*	122	1,259
Monmouth Real Estate Investment Corp. REIT	597	8,322
National Health Investors, Inc. REIT	100	7,855
National Storage Affiliates Trust REIT	368	10,963
New Senior Investment Group, Inc. REIT	736	4,850
Newmark Group, Inc., Class A	834	6,655
NexPoint Residential Trust, Inc. REIT	433	17,355
NorthStar Realty Europe Corp. REIT(a)	323	5,320
Office Properties Income Trust REIT	176	4,208
One Liberty Properties, Inc. REIT	409	11,673
Pebblebrook Hotel Trust REIT(a)	104	2,894
Pennsylvania Real Estate Investment Trust REIT(a)	472	3,026
Physicians Realty Trust REIT	281	5,145
Piedmont Office Realty Trust, Inc., Class A REIT	603	12,259
PotlatchDeltic Corp. REIT	190	6,393
Preferred Apartment Communities, Inc., Class A REIT	361	5,668
PS Business Parks, Inc. REIT	45	7,241
QTS Realty Trust, Inc., Class A REIT(a)	92	4,248
RE/MAX Holdings, Inc., Class A	187	5,539
Retail Opportunity Investments Corp. REIT	387	6,478
Rexford Industrial Realty, Inc. REIT	197	7,447
RLJ Lodging Trust REIT	303	5,203
RMR Group, Inc., Class A	145	6,992
RPT Realty REIT(a)	1,009	12,280
Ryman Hospitality Properties, Inc. REIT	125	9,994
Sabra Health Care REIT, Inc. REIT(a)	307	5,922
Safehold, Inc. REIT(a)	119	3,248

Saul Centers, Inc. REIT	102	5,476
Seritage Growth Properties, Class A REIT(a)	88	3,680
Spirit MTA REIT	909	6,390
St Joe Co.*(a)	255	4,062
STAG Industrial, Inc. REIT	178	5,194
Stratus Properties, Inc.*	71	1,995
Summit Hotel Properties, Inc. REIT(a)	811	9,270
Sunstone Hotel Investors, Inc. REIT	434	5,824
Tanger Factory Outlet Centers, Inc. REIT(a)	388	6,580
Tejon Ranch Co.*	192	3,108
Terreno Realty Corp. REIT	237	10,833
Tier REIT, Inc. REIT	493	13,272
UMH Properties, Inc. REIT	437	5,816
Universal Health Realty Income Trust REIT	147	12,050
Urban Edge Properties REIT	259	4,468
Urstadt Biddle Properties, Inc., Class A REIT	533	11,662
Washington Prime Group, Inc. REIT(a)	3,087	12,657
Washington Real Estate Investment Trust REIT	239	6,360
Whitestone REIT(a)	650	8,236
Xenia Hotels & Resorts, Inc. REIT(a)	508	10,622

		795,273

Utilities - 3.1%
ALLETE, Inc.	82	6,715
American States Water Co.(a)	172	12,546
AquaVenture Holdings, Ltd*	90	1,596
Artesian Resources Corp., Class A	204	7,264
Atlantic Power Corp.*	2,603	6,065
Avista Corp.	156	6,515
Black Hills Corp.	121	9,220
California Water Service Group(a)	244	12,010
Chesapeake Utilities Corp.	139	12,618
Clearway Energy, Inc., Class A	590	8,455
Clearway Energy, Inc., Class C	523	7,845
Connecticut Water Service, Inc.	142	9,917
Consolidated Water Co. Ltd.	516	6,992
El Paso Electric Co.	179	10,418
Global Water Resources, Inc.	159	1,514
IDACORP, Inc.	59	5,916
MGE Energy, Inc.	137	9,075
Middlesex Water Co.	217	12,838
New Jersey Resources Corp.	287	13,618
Northwest Natural Holding Co.	183	12,594
NorthWestern Corp.	142	10,073
ONE Gas, Inc.	70	6,129
Ormat Technologies, Inc.(a)	74	4,369
Otter Tail Corp.	280	13,908
Pattern Energy Group, Inc., Class A(a)	193	4,093
PNM Resources, Inc.	173	8,150
Portland General Electric Co.	158	8,352
Pure Cycle Corp.*	425	4,003
RGC Resources, Inc.	126	3,431
SJW Group	182	11,217
South Jersey Industries, Inc.	225	7,099
Southwest Gas Holdings, Inc.	91	7,748
Spark Energy, Inc., Class A(a)	173	1,695
Spire, Inc.	89	7,415
Unitil Corp.	327	18,593
York Water Co.	167	5,758

		295,764

TOTAL COMMON STOCKS (Cost $9,247,247)		9,322,896

RIGHTS - 0.0%
Financials - 0.0%
New Star Financial, Inc. CVR*(b)	509	275

Materials - 0.0%
A Schulman, Inc. CVR*(b)	392	170

TOTAL RIGHTS (Cost $571)		445

EXCHANGE-TRADED FUNDS - 0.7%
Vanguard Mid-Cap ETF	200	31,324
Vanguard Small-Cap ETF	100	14,692
Vanguard Small-Cap Value ETF	130	15,974

TOTAL EXCHANGE-TRADED FUNDS (Cost $64,356)		61,990

SECURITIES LENDING COLLATERAL - 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(c)(d) (Cost $135,495)	135,495	135,495

CASH EQUIVALENTS - 0.9%
DWS Government Money Market Series “Institutional Shares”, 2.35%(c) (Cost $85,446)	85,446	85,446

TOTAL INVESTMENTS - 101.3% (Cost $9,533,115)		$9,606,272
Other assets and liabilities, net - (1.3%)		(124,842)

NET ASSETS - 100.0%		$9,481,430

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(c)(d)
311,072	—	(175,577)(e)	—	—	3,783	—	135,495	135,495
CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series “Institutional Shares”, 2.35%(c)
—	602,588	(517,142)	—	—	1,105	—	85,446	85,446

311,072	602,588	(692,719)	—	—	4,888	—	220,941	220,941

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $1,893,109, which is 20.0% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,826,019.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

CVR:	Contingent Value Rights
REIT:	Real Estate Investment Trust

At May 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(f)
E-Mini Russell 2000	USD	1	$77,663	$73,325	6/21/2019	$(4,338)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2019.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$9,322,896	$—	$—	$9,322,896
Rights(g)	—	—	445	445
Exchange-Traded Funds	61,990	—	—	61,990
Short-Term Investments(g)	220,941	—	—	220,941

TOTAL	$9,605,827	$—	$445	$9,606,272

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Futures Contracts	$(4,338)	$—	$—	$(4,338)

TOTAL	$(4,338)	$—	$—	$(4,338)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Corporate Bond Hedged ETF

May 31, 2019 (Unaudited)

	Principal Amount		Value
CORPORATE BONDS - 96.5%
Australia - 3.3%
National Australia Bank Ltd., REGS
Series GMTN, 1.25%, 5/18/26	EUR	15,000	$17,603
QPH Finance Co. Pty Ltd.
Series MTN, 5.75%, 7/29/20	AUD	50,000	36,224
Wesfarmers Ltd., REGS
Series EMTN, 1.25%, 10/7/21	EUR	100,000	115,068

			168,895

Austria - 1.0%
OMV AG, REGS
Series EMTN, 1.00%, 12/14/26	EUR	35,000	40,799
Vienna Insurance Group AG Wiener Versicherung Gruppe, REGS
3.75%, 3/2/46	EUR	10,000	11,930

			52,729

Belgium - 1.5%
Anheuser-Busch InBev SA/NV, REGS
Series EMTN, 1.75%, 3/7/25	GBP	25,000	31,260
Series EMTN, 1.50%, 4/18/30	EUR	10,000	11,274
Series EMTN, 2.75%, 3/17/36	EUR	30,000	36,627

			79,161

Canada - 9.5%
407 International, Inc.
Series MTN, 2.47%, 9/8/22	CAD	60,000	44,843
Bank of Montreal
Series DPNT, 3.19%, 3/1/28	CAD	50,000	39,230
Bank of Nova Scotia
Series DPNT, 3.10%, 2/2/28	CAD	50,000	38,918
Bell Canada, Inc., REGS
Series MTN, 4.35%, 12/18/45	CAD	15,000	11,616
Brookfield Asset Management, Inc.
Series MTN, 3.80%, 3/16/27	CAD	25,000	19,143
Canadian National Railway Co.
3.60%, 8/1/47	CAD	13,000	10,197
Canadian Natural Resources Ltd.
Series MTN, 3.42%, 12/1/26	CAD	10,000	7,547
CU, Inc.
4.543%, 10/24/41	CAD	20,000	17,777
Hydro One, Inc.
Series MTN, 3.72%, 11/18/47	CAD	20,000	15,626
Inter Pipeline Ltd.
Series MTN, 3.173%, 3/24/25	CAD	100,000	75,249
Loblaw Cos. Ltd.
Series MTN, 6.50%, 1/22/29	CAD	10,000	9,287
McGill University
Series B, 3.975%, 1/29/56	CAD	5,000	4,425
Metro, Inc.
Series MTN, 3.20%, 12/1/21	CAD	20,000	15,106
OMERS Realty Corp.
Series 9, 3.244%, 10/4/27	CAD	10,000	7,813
Series 11, 3.628%, 6/5/30	CAD	24,000	19,263
Royal Bank of Canada
Series DPNT, 2.36%, 12/5/22	CAD	35,000	26,146
Royal Office Finance LP
Series A, 5.209%, 11/12/32	CAD	35,577	32,834
Shaw Communications, Inc.
3.80%, 3/1/27	CAD	30,000	23,314
Suncor Energy, Inc.
Series MTN, 3.10%, 11/26/21	CAD	10,000	7,561
Toronto-Dominion Bank
Series DPNT, 3.226%, 7/24/24	CAD	85,000	66,217

			492,112

France - 11.7%
BNP Paribas SA
Series EMTN, 5.75%, 1/24/22	GBP	10,000	13,896
Series EMTN, 2.875%, 9/26/23	EUR	40,000	49,917
BNP Paribas SA, REGS
Series EMTN, 2.375%, 5/20/24	EUR	20,000	24,738
Bouygues SA, REGS
4.25%, 7/22/20	EUR	50,000	58,624

Engie SA, REGS
Series EMTN, 3.00%, 2/1/23	EUR	25,000	31,045
Series EMTN, 5.95%, 3/16/11	EUR	5,000	9,824
LVMH Moet Hennessy Louis Vuitton SE, REGS
Series EMTN, 1.00%, 6/14/22	GBP	10,000	12,617
Series EMTN, 0.75%, 5/26/24	EUR	30,000	34,617
Orange SA
Series EMTN, 5.625%, 1/23/34	GBP	25,000	42,816
Orange SA, REGS
Series EMTN, 3.125%, 1/9/24	EUR	100,000	126,858
PSA Tresorerie GIE
6.00%, 9/19/33	EUR	5,000	7,234
RCI Banque SA, REGS
Series EMTN, 1.625%, 5/26/26	EUR	15,000	16,843
Suez, REGS
Series EMTN, 5.50%, 7/22/24	EUR	50,000	71,185
Total Capital International SA, REGS
Series EMTN, 1.75%, 7/7/25	GBP	10,000	12,855
Total Capital SA, REGS
Series EMTN, 5.125%, 3/26/24	EUR	50,000	69,729
Veolia Environnement SA
Series EMTN, 6.125%, 11/25/33	EUR	10,000	17,945

			600,743

Germany - 7.1%
BASF SE, REGS
Series EMTN, 1.875%, 2/4/21	EUR	50,000	57,776
Series DIP, 1.625%, 11/15/37	EUR	10,000	11,812
Bayer AG, REGS
3.75%, 7/1/74	EUR	35,000	39,096
Commerzbank AG, REGS
Series EMTN, 1.50%, 8/28/28	EUR	40,000	46,075
Daimler AG, REGS
Series EMTN, 1.375%, 5/11/28	EUR	30,000	34,382
Deutsche Boerse AG, REGS
1.125%, 3/26/28	EUR	10,000	11,922
Deutsche Post AG, REGS
Series EMTN, 2.875%, 12/11/24	EUR	15,000	19,236
Series EMTN, 1.00%, 12/13/27	EUR	15,000	17,346
E.ON SE, REGS
Series EMTN, 1.625%, 5/22/29	EUR	10,000	11,805
Henkel AG & Co. KGaA, REGS
Series EMTN, 0.049%, 9/13/21	EUR	10,000	11,215
HOCHTIEF AG, REGS
Series EMTN, 1.75%, 7/3/25	EUR	15,000	17,735
Infineon Technologies AG, REGS
1.50%, 3/10/22	EUR	25,000	29,001
Knorr-Bremse AG, REGS
Series EMTN, 1.125%, 6/13/25	EUR	25,000	29,189
Merck KGaA, REGS
3.375%, 12/12/74	EUR	25,000	29,659

			366,249

Ireland - 1.5%
Fresenius Finance Ireland PLC, REGS
3.00%, 1/30/32	EUR	30,000	37,165
Freshwater Finance PLC, REGS
Series A, 5.182%, 4/20/35	GBP	10,000	17,065
GE Capital European Funding Unlimited Co.
Series EMTN, 6.025%, 3/1/38	EUR	5,000	7,922
GE Capital UK Funding Unlimited Co.
Series EMTN, 6.25%, 5/5/38	GBP	10,000	16,714

			78,866

Italy - 3.9%
Assicurazioni Generali SpA, REGS
Series EMTN, 5.125%, 9/16/24	EUR	50,000	68,876
Autostrade per l’italia SpA
Series EMTN, 6.25%, 6/9/22	GBP	10,000	13,886
UniCredit SpA, REGS
Series EMTN, 3.25%, 1/14/21	EUR	100,000	117,300

			200,062

Japan - 1.8%
Shinkin Central Bank
Series 323, 0.03%, 10/27/21	JPY	10,000,000	92,276

Luxembourg - 1.5%
Hannover Finance Luxembourg SA
5.75%, 9/14/40	EUR	50,000	59,671
HeidelbergCement Finance Luxembourg SA, REGS
Series EMTN, 1.75%, 4/24/28	EUR	15,000	17,000

			76,671

Netherlands - 19.2%
ABN AMRO Bank NV, REGS
Series EMTN, 0.75%, 6/9/20	EUR	30,000	33,827
Allianz Finance II BV, REGS
Series 61, 3.00%, 3/13/28	EUR	100,000	136,381
BMW Finance NV, REGS
Series EMTN, 0.75%, 4/15/24	EUR	40,000	45,418
Cooperatieve Rabobank UA
Series GMTN, 5.25%, 5/23/41	GBP	10,000	19,232
Cooperatieve Rabobank UA, REGS
Series EMTN, 4.75%, 6/6/22	EUR	65,000	83,152
Series GMTN, 1.375%, 2/3/27	EUR	15,000	17,962
Daimler International Finance BV, REGS
Series EMTN, 1.50%, 2/9/27	EUR	35,000	40,588
Deutsche Telekom International Finance BV, REGS
Series EMTN, 1.375%, 1/30/27	EUR	20,000	23,179
E.ON International Finance BV
Series EMTN, 6.375%, 6/7/32	GBP	15,000	26,562
Enel Finance International NV
Series EMTN, 5.25%, 9/29/23	EUR	30,000	40,730
Evonik Finance BV, REGS
Series EMTN, 0.75%, 9/7/28	EUR	20,000	21,997
innogy Finance BV, REGS
Series EMTN, 1.25%, 10/19/27	EUR	10,000	11,471
Series EMTN, 6.25%, 6/3/30	GBP	15,000	25,424
Series EMTN, 5.75%, 2/14/33	EUR	10,000	16,780
Linde Finance BV, REGS
Series EMTN, 1.00%, 4/20/28	EUR	15,000	17,878
Naturgy Finance BV, REGS
Series EMTN, 2.875%, 3/11/24	EUR	100,000	125,204
Roche Finance Europe BV, REGS
Series EMTN, 0.875%, 2/25/25	EUR	25,000	29,208
Shell International Finance BV, REGS
Series EMTN, 0.875%, 8/21/28	CHF	25,000	27,004
Siemens Financieringsmaatschappij NV, REGS
Series EMTN, 2.875%, 3/10/28	EUR	50,000	66,996
Telefonica Europe BV, REGS
Series EMTN, 5.875%, 2/14/33	EUR	10,000	16,579
Volkswagen Financial Services NV, REGS
Series EMTN, 1.75%, 9/12/22	GBP	40,000	50,427
Volkswagen International Finance NV, REGS
4.625%, Perpetual(a)	EUR	50,000	58,922
Vonovia Finance BV, REGS
Series DIP, 1.50%, 3/31/25	EUR	45,000	52,613

			987,534

Spain - 2.3%
Banco Santander SA, REGS
Series EMTN, 2.50%, 3/18/25	EUR	100,000	116,342

United Kingdom - 16.6%
Barclays Bank PLC, REGS
Series EMTN, 6.625%, 3/30/22	EUR	100,000	127,878
BAT International Finance PLC, REGS
Series EMTN, 4.00%, 7/7/20	EUR	50,000	58,307
Credit Agricole SA, REGS
Series EMTN, 3.125%, 2/5/26	EUR	100,000	130,365
GlaxoSmithKline Capital PLC
Series EMTN, 4.00%, 6/16/25	EUR	25,000	33,973
Heathrow Funding Ltd., REGS
5.225%, 2/15/23	GBP	50,000	71,748

HSBC Bank PLC
Series EMTN, 4.75%, 3/24/46	GBP	50,000	74,187
HSBC Bank PLC, REGS
Series EMTN, 4.00%, 1/15/21	EUR	50,000	59,546
Lloyds Bank PLC, REGS
Series EMTN, 1.00%, 11/19/21	EUR	100,000	114,312
Series EMTN, 7.625%, 4/22/25	GBP	10,000	16,160
Segro PLC
5.75%, 6/20/35	GBP	15,000	26,194
Severn Trent Utilities Finance PLC, REGS
6.25%, 6/7/29	GBP	10,000	17,167
Southern Electric Power Distribution PLC, REGS
5.50%, 6/7/32	GBP	10,000	16,651
THFC Funding No 1 PLC
5.125%, 12/21/35	GBP	25,000	41,951
Vodafone Group PLC, REGS
Series MTN, 4.20%, 12/13/27	AUD	20,000	14,887
Series EMTN, 5.90%, 11/26/32	GBP	30,000	51,290

			854,616

United States - 15.6%
Apple, Inc.
Series EMTN, 1.00%, 11/10/22	EUR	100,000	115,964
AT&T, Inc.
2.75%, 5/19/23	EUR	100,000	122,533
FedEx Corp.
1.625%, 1/11/27	EUR	50,000	59,109
General Electric Co.
Series EMTN, 5.25%, 12/7/28	GBP	15,000	22,126
Goldman Sachs Group, Inc., REGS
Series EMTN, 1.25%, 5/1/25	EUR	30,000	34,039
Series EMTN, 1.00%, 11/24/25	CHF	5,000	5,176
Series EMTN, 2.00%, 11/1/28	EUR	25,000	29,134
Johnson & Johnson
5.50%, 11/6/24	GBP	50,000	77,119
JPMorgan Chase & Co., REGS
Series EMTN, 0.50%, 12/4/23	CHF	5,000	5,164
Kraft Heinz Foods Co., REGS
2.25%, 5/25/28	EUR	100,000	116,366
McDonald’s Corp.
Series EMTN, 5.875%, 4/23/32	GBP	15,000	26,094
Morgan Stanley
Series GMTN, 2.375%, 3/31/21	EUR	25,000	29,125
Nestle Holdings, Inc., REGS
Series DIP, 0.875%, 7/18/25	EUR	15,000	17,505
Prologis LP
1.375%, 10/7/20	EUR	100,000	113,501
TWDC Enterprises 18 Corp.
Series MPLE, 2.758%, 10/7/24	CAD	20,000	15,154
Verizon Communications, Inc., REGS
Series MTN, 3.50%, 2/17/23	AUD	20,000	14,532

			802,641

TOTAL CORPORATE BONDS (Cost $4,934,328)			4,968,897

SOVEREIGN BONDS - 0.8%
Japan - 0.8%
Japan Government Ten Year Bond
Series 345, 0.10%, 12/20/26	JPY	4,500,000	42,458

TOTAL SOVEREIGN BONDS (Cost $41,451)			42,458

	Number of Shares	Value
CASH EQUIVALENTS - 0.5%
DWS Government Money Market Series “Institutional Shares”, 2.35%(b) (Cost $24,296)	24,296	24,296

TOTAL INVESTMENTS - 97.8% (Cost $5,000,075)		$5,035,651
Other assets and liabilities, net - 2.2%		114,397

NET ASSETS - 100.0%		$5,150,048

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 2.35%(b)
—	269,329	(245,033)	—	—	373	—	24,296	24,296

(a)	Perpetual, callable security with no stated maturity date.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

DIP:	Debtor In Possession
DPNT:	Deposit Note
EMTN:	Euro Medium Term Note
GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At May 31, 2019, Xtrackers Barclays International Corporate Bond Hedged ETF had the following sector diversification

Sector Diversification	Market Value	As a % of Total Investments excluding Cash Equivalents
Financial	$2,071,712	41.3%
Consumer, Non-cyclical	731,388	14.6
Communications	462,758	9.2
Utilities	455,196	9.1
Industrial	425,529	8.5
Consumer, Cyclical	327,143	6.5
Energy	240,744	4.8
Technology	144,964	2.9
Basic Materials	109,463	2.2
Government	42,458	0.9

Total	$5,011,355	100.0%

As of May 31, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(c)	Unrealized Depreciation(c)
The Bank of Nova Scotia	6/5/2019	AUD	94,864	USD	66,817	$1,000	$—
The Bank of Nova Scotia	6/5/2019	CAD	643,420	USD	478,653	2,547	—

The Bank of Nova Scotia	6/5/2019	CHF	36,600	USD	36,021	—	(551)
The Bank of Nova Scotia	6/5/2019	EUR	105,270	USD	118,310	655	—
The Bank of Nova Scotia	6/5/2019	EUR	3,108,400	USD	3,492,536	18,444	—
The Bank of Nova Scotia	6/5/2019	GBP	573,541	USD	748,827	23,531	—
The Bank of Nova Scotia	6/5/2019	JPY	22,020,000	USD	198,146	—	(5,141)
The Bank of Nova Scotia	6/5/2019	USD	65,727	AUD	94,864	91	—
The Bank of Nova Scotia	6/5/2019	USD	475,960	CAD	643,420	146	—
The Bank of Nova Scotia	6/5/2019	USD	36,387	CHF	36,600	185	—
The Bank of Nova Scotia	6/5/2019	USD	3,551,043	EUR	3,186,650	10,504	—
The Bank of Nova Scotia	6/5/2019	USD	30,468	EUR	27,020	—	(269)
The Bank of Nova Scotia	6/5/2019	USD	715,745	GBP	567,871	2,381	—
The Bank of Nova Scotia	6/5/2019	USD	7,405	GBP	5,670	—	(235)
The Bank of Nova Scotia	6/5/2019	USD	202,809	JPY	22,020,000	479	—
The Bank of Nova Scotia	7/3/2019	AUD	94,864	USD	65,779	—	(97)
The Bank of Nova Scotia	7/3/2019	CAD	41,743	USD	30,901	—	(10)
The Bank of Nova Scotia	7/3/2019	CAD	643,420	USD	476,313	—	(144)
The Bank of Nova Scotia	7/3/2019	CHF	36,600	USD	36,481	—	(193)
The Bank of Nova Scotia	7/3/2019	EUR	3,186,650	USD	3,559,424	—	(10,842)
The Bank of Nova Scotia	7/3/2019	EUR	11,865	USD	13,255	—	(39)
The Bank of Nova Scotia	7/3/2019	GBP	567,871	USD	716,772	—	(2,423)
The Bank of Nova Scotia	7/3/2019	GBP	12,474	USD	15,746	—	(52)
The Bank of Nova Scotia	7/3/2019	JPY	22,020,000	USD	203,257	—	(507)

Total unrealized appreciation (depreciation)						$59,963	$(20,503)

(c)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of May 31, 2019.

Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
USD U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(d)	$—	$4,968,897	$—	$4,968,897
Sovereign Bonds	—	42,458	—	42,458
Short-Term Investments	24,296	—	—	24,296
Derivatives(e)
Forward Foreign Currency Contracts	—	59,963	—	59,963

TOTAL	$24,296	$5,071,318	$—	$5,095,614

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(e)
Forward Foreign Currency Contracts	$—	$(20,503)	$—	$(20,503)

TOTAL	$—	$(20,503)	$—	$(20,503)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF

May 31, 2019 (Unaudited)

	Principal Amount		Value
SOVEREIGN BONDS - 98.4%
Australia - 4.0%
Australia Government Bond
5.75%, 7/15/22, REGS	AUD	10,000	$7,922
2.25%, 11/21/22	AUD	120,000	86,461
5.50%, 4/21/23, REGS	AUD	50,000	40,447
3.25%, 4/21/25, REGS	AUD	50,000	38,629
4.25%, 4/21/26, REGS	AUD	20,000	16,554
4.75%, 4/21/27, REGS	AUD	25,000	21,715
2.75%, 11/21/27, REGS	AUD	25,000	19,204
2.25%, 5/21/28, REGS	AUD	20,000	14,826
2.75%, 11/21/28, REGS	AUD	140,000	108,222
4.50%, 4/21/33, REGS	AUD	25,000	23,582
3.25%, 6/21/39, REGS	AUD	10,000	8,471
3.00%, 3/21/47, REGS	AUD	20,000	16,450

			402,483

Austria - 2.9%
Republic of Austria Government Bond
3.90%, 7/15/20, 144A, REGS	EUR	25,000	29,326
3.65%, 4/20/22, 144A, REGS	EUR	35,000	43,896
9/20/22, 144A, REGS	EUR	10,000	11,373
1.65%, 10/21/24, 144A, REGS	EUR	5,000	6,195
0.75%, 10/20/26, 144A, REGS	EUR	10,000	11,912
0.50%, 4/20/27, 144A, REGS	EUR	5,000	5,847
6.25%, 7/15/27	EUR	5,000	8,480
0.75%, 2/20/28, 144A, REGS	EUR	50,000	59,481
2.40%, 5/23/34, 144A, REGS	EUR	50,000	71,210
3.15%, 6/20/44, 144A, REGS	EUR	5,000	8,578
1.50%, 2/20/47, 144A, REGS	EUR	27,000	34,675

			290,973

Belgium - 4.5%
Kingdom of Belgium Government Bond
3.75%, 9/28/20, 144A, REGS	EUR	30,000	35,436
4.25%, 9/28/21, 144A, REGS	EUR	20,000	24,877
4.00%, 3/28/22	EUR	13,000	16,413
0.20%, 10/22/23, 144A, REGS	EUR	55,000	63,114
0.80%, 6/22/25, 144A, REGS	EUR	25,000	29,640
1.00%, 6/22/26, 144A, REGS	EUR	25,000	30,056
0.80%, 6/22/27, 144A, REGS	EUR	40,000	47,382
5.50%, 3/28/28	EUR	10,000	16,433
0.80%, 6/22/28, 144A, REGS	EUR	15,000	17,700
1.00%, 6/22/31, 144A, REGS	EUR	25,000	29,643
1.25%, 4/22/33, REGS	EUR	30,000	36,310
3.00%, 6/22/34, 144A, REGS	EUR	2,000	2,971
5.00%, 3/28/35, 144A, REGS	EUR	5,000	9,125
4.25%, 3/28/41, 144A, REGS	EUR	23,000	41,676
3.75%, 6/22/45, REGS	EUR	3,000	5,301
1.60%, 6/22/47, 144A, REGS	EUR	35,000	42,368
2.15%, 6/22/66, 144A, REGS	EUR	5,000	6,644

			455,089

Canada - 3.8%
Canadian Government Bond
3.50%, 6/1/20	CAD	46,000	34,661
2.25%, 2/1/21	CAD	85,000	63,707
0.75%, 3/1/21	CAD	30,000	21,929
1.00%, 9/1/22	CAD	60,000	43,841
1.50%, 6/1/23	CAD	50,000	37,174
8.00%, 6/1/27	CAD	25,000	27,626
2.00%, 6/1/28	CAD	80,000	61,847
5.75%, 6/1/29	CAD	10,000	10,289
5.75%, 6/1/33	CAD	28,000	31,433
3.50%, 12/1/45	CAD	27,000	27,076
2.75%, 12/1/48	CAD	35,000	31,737

			391,320

Cyprus - 0.1%
Cyprus Government International Bond
2.375%, 9/25/28, REGS	EUR	7,000	8,647

Czech Republic - 0.5%
Czech Republic Government Bond
5.70%, 5/25/24, REGS	CZK	500,000	25,995
1.00%, 6/26/26, REGS	CZK	600,000	24,913

			50,908

Denmark - 1.2%
Denmark Government Bond
1.75%, 11/15/25	DKK	200,000	34,231
0.50%, 11/15/27	DKK	200,000	31,951
0.50%, 11/15/29, 144A, REGS	DKK	325,000	51,708

			117,890

Finland - 1.1%
Finland Government Bond
0.375%, 9/15/20, 144A, REGS	EUR	7,000	7,917
1.625%, 9/15/22, 144A, REGS	EUR	25,000	29,927
2.00%, 4/15/24, 144A, REGS	EUR	25,000	31,250
4.00%, 7/4/25, 144A, REGS	EUR	5,000	7,071
0.75%, 4/15/31, 144A, REGS	EUR	20,000	23,634
1.375%, 4/15/47, 144A, REGS	EUR	10,000	13,007

			112,806

France - 7.0%
French Republic Government Bond OAT
0.25%, 11/25/20, REGS	EUR	45,000	50,921
3.75%, 4/25/21, REGS	EUR	5,000	6,052
Zero Coupon, 5/25/22, REGS	EUR	50,000	56,837
Zero Coupon, 3/25/23, REGS	EUR	70,000	79,745
4.25%, 10/25/23, REGS	EUR	10,000	13,524
2.25%, 5/25/24, REGS	EUR	100,000	126,585
0.50%, 5/25/25, REGS	EUR	20,000	23,381
3.50%, 4/25/26, REGS	EUR	6,000	8,431
0.50%, 5/25/26, REGS	EUR	60,000	70,101
1.00%, 5/25/27, REGS	EUR	10,000	12,095
2.75%, 10/25/27, REGS	EUR	10,000	13,775
0.75%, 5/25/28, REGS	EUR	5,000	5,917
0.75%, 11/25/28, REGS	EUR	30,000	35,410
2.50%, 5/25/30, REGS	EUR	40,000	55,361
4.75%, 4/25/35, REGS	EUR	8,000	14,543
1.25%, 5/25/36, 144A, REGS	EUR	10,000	12,052
1.75%, 6/25/39, 144A, REGS	EUR	35,000	45,342
4.50%, 4/25/41, REGS	EUR	2,000	3,827
3.25%, 5/25/45, REGS	EUR	30,000	49,983
2.00%, 5/25/48, 144A, REGS	EUR	6,000	8,034
1.75%, 5/25/66, 144A, REGS	EUR	20,000	24,654

			716,570

Germany - 4.8%
Bundesrepublik Deutschland Bundesanleihe
2.00%, 1/4/22, REGS	EUR	25,000	29,892
1.75%, 7/4/22, REGS	EUR	50,000	60,096
1.50%, 5/15/23, REGS	EUR	8,000	9,710
1.75%, 2/15/24, REGS	EUR	75,000	93,281
0.50%, 2/15/26, REGS	EUR	15,000	17,867
0.25%, 2/15/27, REGS	EUR	20,000	23,463
0.50%, 2/15/28, REGS	EUR	11,000	13,162
4.75%, 7/4/28, REGS	EUR	2,000	3,276
0.25%, 8/15/28, REGS	EUR	30,000	35,075
6.25%, 1/4/30, REGS	EUR	2,000	3,785
4.75%, 7/4/34, REGS	EUR	20,000	38,183
3.25%, 7/4/42, REGS	EUR	25,000	46,319
2.50%, 7/4/44, REGS	EUR	15,000	25,352
2.50%, 8/15/46, REGS	EUR	5,000	8,614
1.25%, 8/15/48, REGS	EUR	6,000	8,208
Bundesschatzanweisungen
9/11/20, REGS	EUR	60,000	67,595

			483,878

Hungary - 0.4%
Hungary Government Bond
1.75%, 10/26/22	HUF	7,000,000	24,614
3.00%, 6/26/24	HUF	5,000,000	18,294

			42,908

Indonesia - 1.7%
Indonesia Treasury Bond
8.25%, 7/15/21	IDR	300,000,000	21,488
8.375%, 3/15/24	IDR	400,000,000	28,934
8.375%, 9/15/26	IDR	500,000,000	36,164
8.25%, 5/15/29	IDR	900,000,000	64,635
6.375%, 4/15/42	IDR	400,000,000	22,015

			173,236

Ireland - 1.4%
Ireland Government Bond
3.90%, 3/20/23, REGS	EUR	15,000	19,491
5.40%, 3/13/25	EUR	35,000	51,531
1.00%, 5/15/26, REGS	EUR	10,000	11,916
0.90%, 5/15/28, REGS	EUR	22,000	25,904
2.40%, 5/15/30, REGS	EUR	5,000	6,698
1.70%, 5/15/37, REGS	EUR	20,000	24,727
2.00%, 2/18/45, REGS	EUR	5,000	6,512

			146,779

Israel - 0.7%
Israel Government Bond
6.25%, 10/30/26	ILS	110,000	40,704
2.00%, 3/31/27	ILS	100,000	28,580

			69,284

Italy - 6.2%
Italy Buoni Poliennali Del Tesoro
0.20%, 10/15/20	EUR	30,000	33,442
3.75%, 3/1/21	EUR	55,000	64,763
3.75%, 8/1/21, 144A, REGS	EUR	35,000	41,508
5.00%, 3/1/22	EUR	5,000	6,163
0.95%, 3/15/23	EUR	30,000	32,842
1.85%, 5/15/24	EUR	55,000	61,583
1.45%, 11/15/24, REGS	EUR	10,000	10,899
1.45%, 5/15/25	EUR	40,000	43,305
7.25%, 11/1/26	EUR	50,000	74,747
6.50%, 11/1/27	EUR	5,000	7,318
2.00%, 2/1/28, REGS	EUR	60,000	65,343
4.75%, 9/1/28, 144A, REGS	EUR	14,000	18,685
5.25%, 11/1/29	EUR	10,000	13,789
3.50%, 3/1/30, 144A, REGS	EUR	25,000	29,996
1.65%, 3/1/32, 144A, REGS	EUR	30,000	29,720
5.00%, 8/1/34, 144A, REGS	EUR	30,000	41,616
2.95%, 9/1/38, 144A, REGS	EUR	15,000	16,284
4.75%, 9/1/44, 144A, REGS	EUR	25,000	34,269
2.80%, 3/1/67, 144A, REGS	EUR	4,000	3,835

			630,107

Japan - 24.1%
Japan Government Five Year Bond
0.10%, 9/20/20	JPY	19,000,000	175,957
0.10%, 6/20/21	JPY	4,000,000	37,120
0.10%, 9/20/21	JPY	20,000,000	185,784
0.10%, 6/20/22	JPY	3,000,000	27,931
0.10%, 12/20/22	JPY	2,000,000	18,653
0.10%, 3/20/23	JPY	2,000,000	18,667
Japan Government Forty Year Bond
1.40%, 3/20/55	JPY	5,000,000	60,043
0.40%, 3/20/56	JPY	1,000,000	8,966
Japan Government Ten Year Bond
1.20%, 12/20/20	JPY	10,000,000	94,239
1.00%, 12/20/21	JPY	1,000,000	9,508
0.90%, 6/20/22	JPY	5,000,000	47,682
0.80%, 9/20/22	JPY	6,000,000	57,202
0.60%, 3/20/23	JPY	2,000,000	19,020
0.80%, 6/20/23	JPY	1,000,000	9,604
0.60%, 12/20/23	JPY	2,000,000	19,134
0.60%, 3/20/24	JPY	1,000,000	9,586
0.30%, 12/20/24	JPY	21,000,000	199,249
0.40%, 3/20/25	JPY	3,000,000	28,660
0.10%, 9/20/26	JPY	1,000,000	9,432
0.10%, 12/20/26	JPY	2,000,000	18,870
0.10%, 12/20/27	JPY	4,000,000	37,741
0.10%, 3/20/28	JPY	1,000,000	9,432
0.10%, 6/20/28	JPY	1,000,000	9,429
0.10%, 12/20/28	JPY	22,000,000	207,195
Japan Government Thirty Year Bond
2.80%, 9/20/29	JPY	1,000,000	11,952
1.40%, 12/20/32	JPY	1,000,000	10,903
2.50%, 3/20/38	JPY	9,000,000	117,197
2.20%, 9/20/39	JPY	4,000,000	50,686
2.00%, 9/20/41	JPY	4,000,000	49,993
1.90%, 9/20/42	JPY	1,000,000	12,405
1.80%, 3/20/43	JPY	1,000,000	12,226
1.60%, 6/20/45	JPY	1,000,000	11,961
1.40%, 9/20/45	JPY	1,200,000	13,811
0.50%, 9/20/46	JPY	17,000,000	160,130
Japan Government Twenty Year Bond
1.90%, 6/20/22	JPY	4,000,000	39,276
2.10%, 9/20/25	JPY	17,500,000	185,116
1.80%, 9/20/30	JPY	4,000,000	44,619
1.90%, 6/20/31	JPY	1,000,000	11,355
1.70%, 9/20/32	JPY	9,000,000	101,258
1.70%, 6/20/33	JPY	5,000,000	56,607
1.50%, 6/20/34	JPY	22,000,000	244,997

			2,453,596

Lithuania - 0.1%
Lithuania Government International Bond
0.95%, 5/26/27, REGS	EUR	5,000	5,865

Luxembourg - 0.1%
Luxembourg Government Bond
2.125%, 7/10/23, REGS	EUR	5,000	6,194

Malaysia - 1.7%
Malaysia Government Bond
3.955%, 9/15/25	MYR	350,000	84,579
5.248%, 9/15/28	MYR	250,000	66,046
Malaysia Government Investment Issue
4.444%, 5/22/24	MYR	75,000	18,556

			169,181

Mexico - 1.6%
Mexican Bonos
6.50%, 6/9/22	MXN	1,000,000	49,201
5.75%, 3/5/26	MXN	1,700,000	77,012
7.50%, 6/3/27	MXN	500,000	24,800

7.75%, 11/23/34	MXN	300,000	14,655

			165,668

Netherlands - 3.9%
Netherlands Government Bond
3.50%, 7/15/20, 144A, REGS	EUR	10,000	11,686
1/15/22, 144A, REGS	EUR	45,000	51,113
7.50%, 1/15/23, 144A, REGS	EUR	46,000	66,685
1.75%, 7/15/23, 144A, REGS	EUR	10,000	12,242
2.00%, 7/15/24, 144A, REGS	EUR	50,000	62,993
0.50%, 7/15/26, 144A, REGS	EUR	5,000	5,904
0.75%, 7/15/27, 144A, REGS	EUR	50,000	60,157
2.50%, 1/15/33, 144A, REGS	EUR	28,000	41,146
4.00%, 1/15/37, 144A, REGS	EUR	5,000	9,159
3.75%, 1/15/42, 144A, REGS	EUR	20,000	38,601
2.75%, 1/15/47, 144A, REGS	EUR	22,500	39,896

			399,582

New Zealand - 0.4%
New Zealand Government Bond
2.75%, 4/15/25, REGS	NZD	30,000	21,136
4.50%, 4/15/27, REGS	NZD	30,000	23,888

			45,024

Norway - 0.5%
Norway Government Bond
3.75%, 5/25/21, 144A, REGS	NOK	100,000	11,981
3.00%, 3/14/24, 144A, REGS	NOK	200,000	24,644
2.00%, 4/26/28, 144A, REGS	NOK	100,000	11,912

			48,537

Poland - 1.1%
Republic of Poland Government Bond
5.25%, 10/25/20	PLN	75,000	20,582
1.75%, 7/25/21	PLN	20,000	5,233
3.25%, 7/25/25	PLN	150,000	41,311
2.50%, 7/25/26	PLN	175,000	45,723

			112,849

Portugal - 1.8%
Portugal Obrigacoes do Tesouro OT
4.80%, 6/15/20, 144A, REGS	EUR	5,000	5,885
2.20%, 10/17/22, 144A, REGS	EUR	25,000	30,247
4.95%, 10/25/23, 144A, REGS	EUR	34,000	46,522
5.65%, 2/15/24, 144A, REGS	EUR	5,000	7,083
2.875%, 10/15/25, 144A, REGS	EUR	15,000	19,621
2.125%, 10/17/28, 144A, REGS	EUR	40,000	50,530
3.875%, 2/15/30, 144A, REGS	EUR	5,000	7,277
4.10%, 2/15/45, 144A, REGS	EUR	10,000	16,162

			183,327

Russia - 0.8%
Russian Federal Bond - OFZ
7.60%, 4/14/21	RUB	2,500,000	38,493
8.15%, 2/3/27	RUB	3,000,000	47,078

			85,571

Singapore - 0.9%
Singapore Government Bond
2.75%, 7/1/23	SGD	9,000	6,768
3.00%, 9/1/24	SGD	65,000	49,849
2.875%, 7/1/29	SGD	50,000	38,909

			95,526

Slovak Republic - 0.5%
Slovakia Government Bond
3.00%, 2/28/23, REGS	EUR	20,000	25,108
0.625%, 5/22/26	EUR	15,000	17,469
1.875%, 3/9/37, REGS	EUR	5,000	6,351
2.00%, 10/17/47, REGS	EUR	2,000	2,585

			51,513

Slovenia - 0.5%
Slovenia Government Bond
1.25%, 3/22/27, REGS	EUR	15,000	18,206
1.00%, 3/6/28, REGS	EUR	25,000	29,532

			47,738

South Korea - 4.3%
Korea Treasury Bond
2.25%, 6/10/21	KRW	150,000,000	127,664
1.875%, 3/10/24	KRW	150,000,000	127,724
1.875%, 6/10/26	KRW	100,000,000	85,248

2.625%, 3/10/48	KRW	100,000,000	101,736

			442,372

Spain - 4.5%
Spain Government Bond
1.15%, 7/30/20	EUR	40,000	45,500
0.75%, 7/30/21	EUR	25,000	28,607
5.85%, 1/31/22, 144A, REGS	EUR	5,000	6,507
0.40%, 4/30/22	EUR	60,000	68,432
0.35%, 7/30/23	EUR	30,000	34,196
5.90%, 7/30/26, 144A, REGS	EUR	45,000	70,203
1.50%, 4/30/27, 144A, REGS	EUR	7,000	8,473
1.40%, 7/30/28, 144A, REGS	EUR	45,000	53,835
6.00%, 1/31/29	EUR	10,000	16,809
1.95%, 7/30/30, 144A, REGS	EUR	5,000	6,250
4.20%, 1/31/37, 144A, REGS	EUR	35,000	56,812
4.70%, 7/30/41, 144A, REGS	EUR	8,000	14,149
2.70%, 10/31/48, 144A, REGS	EUR	35,000	46,438

			456,211

Sweden - 0.8%
Sweden Government Bond
2.50%, 5/12/25	SEK	350,000	43,078
1.00%, 11/12/26, REGS	SEK	300,000	34,346

			77,424

Switzerland - 0.9%
Swiss Confederation Government Bond
4.00%, 2/11/23, REGS	CHF	10,000	11,806
1.50%, 7/24/25, REGS	CHF	10,000	11,395
0.50%, 5/27/30, REGS	CHF	45,000	49,645
0.50%, 6/27/32, REGS	CHF	2,000	2,210
4.00%, 1/6/49, REGS	CHF	10,000	21,635

			96,691

Thailand - 1.7%
Thailand Government Bond
5.85%, 3/31/21	THB	1,000,000	33,849
2.125%, 12/17/26	THB	3,000,000	94,041
2.875%, 6/17/46	THB	1,400,000	42,972

			170,862

United Kingdom - 6.9%
United Kingdom Gilt
8.00%, 6/7/21, REGS	GBP	5,000	7,264
3.75%, 9/7/21, REGS	GBP	30,000	40,627
1.75%, 9/7/22, REGS	GBP	25,000	32,811
2.25%, 9/7/23, REGS	GBP	70,000	94,636
5.00%, 3/7/25, REGS	GBP	10,000	15,744
1.50%, 7/22/26, REGS	GBP	20,000	26,654
4.25%, 12/7/27, REGS	GBP	60,000	97,578
4.75%, 12/7/30, REGS	GBP	5,000	8,909
4.25%, 6/7/32, REGS	GBP	17,000	29,701
4.25%, 3/7/36, REGS	GBP	40,000	73,131
4.75%, 12/7/38, REGS	GBP	10,000	20,023
4.25%, 12/7/40, REGS	GBP	3,000	5,792
4.50%, 12/7/42, REGS	GBP	5,000	10,191
3.25%, 1/22/44, REGS	GBP	10,000	17,289
3.50%, 1/22/45, REGS	GBP	10,000	18,100
4.25%, 12/7/46, REGS	GBP	57,000	117,247
4.25%, 12/7/49, REGS	GBP	3,000	6,401
1.75%, 7/22/57, REGS	GBP	45,000	62,859
3.50%, 7/22/68, REGS	GBP	4,000	8,866
1.625%, 10/22/71, REGS	GBP	4,000	5,559

			699,382

United States - 1.0%
U.S. Treasury Bill
2.335%, 6/25/19, Zero Coupon	USD	100,000	99,860

TOTAL SOVEREIGN BONDS (Cost $9,885,738)			10,005,851

CASH EQUIVALENTS - 1.4%
DWS Government Money Market Series “Institutional Shares”, 2.35%(a) (Cost $143,707)	143,707	143,707

TOTAL INVESTMENTS - 99.8% (Cost $10,029,445)		$10,149,558
Other assets and liabilities, net - 0.2%		15,302

NET ASSETS - 100.0%		$10,164,860

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
CASH EQUIVALENTS — 1.4%
DWS Government Money Market Series “Institutional Shares”, 2.35%(a)
—	2,378,629	(2,234,922)	—	—	939	—	143,707	143,707

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

OFZ:	Obligatsyi Federal’novo Zaima “Federal Loan Obligation”
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of May 31, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(b)	Unrealized Depreciation(b)
The Bank of Nova Scotia	6/5/2019	AUD	620,991	USD	437,392	$6,544	$—
The Bank of Nova Scotia	6/5/2019	CAD	544,487	USD	405,055	2,155	—
The Bank of Nova Scotia	6/5/2019	CHF	95,146	USD	93,641	—	(1,433)
The Bank of Nova Scotia	6/5/2019	CZK	1,194,820	USD	52,248	583	—
The Bank of Nova Scotia	6/5/2019	EUR	3,586,681	USD	4,029,923	21,282	—
The Bank of Nova Scotia	6/5/2019	GBP	537,479	USD	701,743	22,051	—
The Bank of Nova Scotia	6/5/2019	HUF	12,495,780	USD	43,334	365	—
The Bank of Nova Scotia	6/5/2019	ILS	252,764	USD	70,307	557	—
The Bank of Nova Scotia	6/5/2019	JPY	267,381,298	USD	2,406,023	—	(62,430)
The Bank of Nova Scotia	6/5/2019	KRW	519,000,000	USD	444,730	8,843	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(b)	Unrealized Depreciation(b)
The Bank of Nova Scotia	6/5/2019	MXN	3,259,139	USD	170,490	4,347	—
The Bank of Nova Scotia	6/5/2019	NOK	433,940	USD	50,238	645	—
The Bank of Nova Scotia	6/5/2019	NZD	67,800	USD	45,239	879	—
The Bank of Nova Scotia	6/5/2019	PLN	419,500	USD	109,676	207	—
The Bank of Nova Scotia	6/5/2019	RUB	5,593,310	USD	86,251	798	—
The Bank of Nova Scotia	6/5/2019	SEK	730,250	USD	76,992	—	(18)
The Bank of Nova Scotia	6/5/2019	THB	5,398,707	USD	168,869	—	(1,741)
The Bank of Nova Scotia	6/5/2019	USD	18,146	AUD	26,392	165	—
The Bank of Nova Scotia	6/5/2019	USD	411,968	AUD	594,599	569	—
The Bank of Nova Scotia	6/5/2019	USD	402,776	CAD	544,487	123	—
The Bank of Nova Scotia	6/5/2019	USD	94,593	CHF	95,146	482	—
The Bank of Nova Scotia	6/5/2019	USD	51,544	CZK	1,194,820	121	—
The Bank of Nova Scotia	6/5/2019	USD	3,996,818	EUR	3,586,681	11,823	—
The Bank of Nova Scotia	6/5/2019	USD	677,439	GBP	537,479	2,254	—
The Bank of Nova Scotia	6/5/2019	USD	42,860	HUF	12,495,780	109	—
The Bank of Nova Scotia	6/5/2019	USD	69,667	ILS	252,764	83	—
The Bank of Nova Scotia	6/5/2019	USD	2,450,399	JPY	266,052,059	5,783	—
The Bank of Nova Scotia	6/5/2019	USD	12,095	JPY	1,329,239	177	—
The Bank of Nova Scotia	6/5/2019	USD	435,805	KRW	519,000,000	82	—
The Bank of Nova Scotia	6/5/2019	USD	166,158	MXN	3,259,139	—	(16)
The Bank of Nova Scotia	6/5/2019	USD	49,574	NOK	433,940	19	—
The Bank of Nova Scotia	6/5/2019	USD	44,195	NZD	67,800	165	—
The Bank of Nova Scotia	6/5/2019	USD	109,204	PLN	419,500	264	—
The Bank of Nova Scotia	6/5/2019	USD	85,864	RUB	5,593,310	—	(411)
The Bank of Nova Scotia	6/5/2019	USD	76,737	SEK	730,250	272	—
The Bank of Nova Scotia	6/5/2019	USD	170,598	THB	5,398,707	11	—
The Bank of Nova Scotia	6/6/2019	DKK	770,000	USD	115,900	647	—
The Bank of Nova Scotia	6/6/2019	SGD	132,200	USD	97,163	919	—
The Bank of Nova Scotia	6/6/2019	USD	114,904	DKK	770,000	350	—
The Bank of Nova Scotia	6/6/2019	USD	96,051	SGD	132,200	193	—
The Bank of Nova Scotia	6/12/2019	IDR	2,218,332,318	USD	154,534	—	(645)
The Bank of Nova Scotia	6/12/2019	MYR	713,740	USD	172,235	1,944	—
The Bank of Nova Scotia	6/12/2019	USD	155,400	IDR	2,218,332,318	—	(221)
The Bank of Nova Scotia	6/12/2019	USD	170,344	MYR	713,740	—	(53)
The Bank of Nova Scotia	7/3/2019	AUD	594,599	USD	412,295	—	(607)
The Bank of Nova Scotia	7/3/2019	CAD	544,487	USD	403,074	—	(122)
The Bank of Nova Scotia	7/3/2019	CHF	95,146	USD	94,838	—	(501)
The Bank of Nova Scotia	7/3/2019	CZK	1,194,820	USD	51,570	—	(131)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(b)	Unrealized Depreciation(b)
The Bank of Nova Scotia	7/3/2019	DKK	770,000	USD	115,181	—	(365)
The Bank of Nova Scotia	7/3/2019	EUR	3,586,681	USD	4,006,251	—	(12,203)
The Bank of Nova Scotia	7/3/2019	EUR	12,748	USD	14,241	—	(42)
The Bank of Nova Scotia	7/3/2019	GBP	21,811	USD	27,533	—	(91)
The Bank of Nova Scotia	7/3/2019	GBP	537,479	USD	678,411	—	(2,293)
The Bank of Nova Scotia	7/3/2019	HUF	12,495,780	USD	42,938	—	(119)
The Bank of Nova Scotia	7/3/2019	IDR	2,218,332,318	USD	154,319	—	(432)
The Bank of Nova Scotia	7/3/2019	ILS	252,764	USD	69,783	—	(99)
The Bank of Nova Scotia	7/3/2019	JPY	1,547,033	USD	14,282	—	(34)
The Bank of Nova Scotia	7/3/2019	JPY	266,052,059	USD	2,455,805	—	(6,125)
The Bank of Nova Scotia	7/3/2019	KRW	519,000,000	USD	435,805	—	(544)
The Bank of Nova Scotia	7/3/2019	MXN	120,342	USD	6,103	—	(1)
The Bank of Nova Scotia	7/3/2019	MXN	3,259,139	USD	165,278	—	(30)
The Bank of Nova Scotia	7/3/2019	MYR	713,740	USD	170,120	—	(114)
The Bank of Nova Scotia	7/3/2019	NOK	433,940	USD	49,624	—	(22)
The Bank of Nova Scotia	7/3/2019	NZD	67,800	USD	44,221	—	(168)
The Bank of Nova Scotia	7/3/2019	PLN	419,500	USD	109,267	—	(289)
The Bank of Nova Scotia	7/3/2019	PLN	23,419	USD	6,102	—	(14)
The Bank of Nova Scotia	7/3/2019	RUB	5,593,310	USD	85,503	407	—
The Bank of Nova Scotia	7/3/2019	SEK	730,250	USD	76,897	—	(282)
The Bank of Nova Scotia	7/3/2019	SGD	132,200	USD	96,076	—	(204)
The Bank of Nova Scotia	7/3/2019	THB	5,398,707	USD	170,602	—	(125)
The Bank of Nova Scotia	7/3/2019	USD	9,167	AUD	13,219	13	—
The Bank of Nova Scotia	7/3/2019	USD	11,200	CAD	15,129	4	—

Total unrealized appreciation (depreciation)						$96,235	$(91,925)

(b)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of May 31, 2019.

Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP Pound Sterling
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
USD U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds(c)	$—	$10,005,851	$—	$10,005,851
Short-Term Investments	143,707	—	—	143,707
Derivatives(d)
Forward Foreign Currency Contracts	—	96,235	—	96,235

TOTAL	$143,707	$10,102,086	$—	$10,245,793

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(d)
Forward Foreign Currency Contracts	$—	$(91,925)	$—	$(91,925)

TOTAL	$—	$(91,925)	$—	$(91,925)

(c)	See Schedule of Investments for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF

May 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.1%
Basic Materials - 3.9%
Chemicals - 2.1%
Chemours Co.
6.625%, 5/15/23	$319,000	$319,000
7.00%, 5/15/25	150,000	150,375
5.375%, 5/15/27	150,000	136,500
Consolidated Energy Finance SA
6.875%, 6/15/25, 144A	200,000	202,000
6.50%, 5/15/26, 144A	100,000	99,250
Element Solutions, Inc., 144A
5.875%, 12/1/25	250,000	254,688
INEOS Group Holdings SA, 144A
5.625%, 8/1/24(a)	220,000	215,050
NOVA Chemicals Corp.
5.25%, 8/1/23, 144A	150,000	146,437
5.25%, 6/1/27, 144A	700,000	639,625
OCI NV, 144A
6.625%, 4/15/23	200,000	205,000
Olin Corp.
5.00%, 2/1/30	300,000	289,875
SPCM SA, 144A
4.875%, 9/15/25	250,000	243,750
Starfruit Finco BV / Starfruit US Holdco LLC, 144A
8.00%, 10/1/26	150,000	147,375

		3,048,925

Iron/Steel - 0.5%
Allegheny Technologies, Inc.
7.875%, 8/15/23	155,000	163,286
Cleveland-Cliffs, Inc.
5.75%, 3/1/25	101,000	98,728
5.875%, 6/1/27, 144A	200,000	186,500
United States Steel Corp.
6.875%, 8/15/25(a)	246,000	214,143
6.25%, 3/15/26	200,000	165,000

		827,657

Mining - 1.3%
Alcoa Nederland Holding BV
7.00%, 9/30/26, 144A	150,000	157,875
6.125%, 5/15/28, 144A	200,000	201,500
Aleris International, Inc., 144A
10.75%, 7/15/23(a)	100,000	104,750
Constellium NV, 144A
5.75%, 5/15/24	500,000	506,250
FMG Resources August 2006 Pty Ltd., 144A
5.125%, 5/15/24	150,000	151,045
Freeport-McMoRan, Inc.
4.55%, 11/14/24	270,000	261,563
Hudbay Minerals, Inc., 144A
7.625%, 1/15/25	310,000	309,225
Joseph T Ryerson & Son, Inc., 144A
11.00%, 5/15/22	172,000	181,514

		1,873,722

Communications - 27.9%
Advertising - 0.0%
Acosta, Inc., 144A
7.75%, 10/1/22	215,000	37,625

Internet - 2.3%
Netflix, Inc.
5.875%, 11/15/28	517,000	544,142
6.375%, 5/15/29, 144A	300,000	327,033
5.375%, 11/15/29, 144A	200,000	203,500
Symantec Corp., 144A
5.00%, 4/15/25	400,000	400,069
Uber Technologies, Inc.
7.50%, 11/1/23, 144A	150,000	157,125
8.00%, 11/1/26, 144A	400,000	424,500
Zayo Group LLC / Zayo Capital, Inc.
6.00%, 4/1/23	500,000	515,000
6.375%, 5/15/25	413,000	426,423
5.75%, 1/15/27, 144A	385,000	396,550

		3,394,342

Media - 12.1%
Altice Financing SA
6.625%, 2/15/23, 144A	600,000	610,500
7.50%, 5/15/26, 144A	750,000	735,172
Altice Finco SA, 144A
8.125%, 1/15/24	100,000	102,250
Altice Luxembourg SA
7.75%, 5/15/22, 144A	820,000	836,400
7.625%, 2/15/25, 144A	520,000	480,714
10.50%, 5/15/27, 144A	450,000	450,787
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 5/1/26, 144A	450,000	461,250
5.125%, 5/1/27, 144A	1,200,000	1,203,750
5.875%, 5/1/27, 144A	50,000	51,687
5.00%, 2/1/28, 144A	700,000	694,750
5.375%, 6/1/29, 144A	200,000	200,878
Cengage Learning, Inc., 144A
9.50%, 6/15/24	175,000	163,188
Clear Channel Worldwide Holdings, Inc., 144A
9.25%, 2/15/24	700,000	748,790

CSC Holdings LLC
5.25%, 6/1/24	250,000	252,575
7.75%, 7/15/25, 144A	175,000	186,594
5.50%, 4/15/27, 144A	550,000	560,312
5.375%, 2/1/28, 144A	200,000	201,000
7.50%, 4/1/28, 144A	250,000	267,500
6.50%, 2/1/29, 144A	450,000	476,584
DISH DBS Corp.
6.75%, 6/1/21	600,000	621,000
5.875%, 7/15/22	784,000	773,455
5.00%, 3/15/23	350,000	328,563
5.875%, 11/15/24	550,000	496,540
7.75%, 7/1/26	625,000	575,000
Entercom Media Corp., 144A
7.25%, 11/1/24	150,000	154,125
Gray Television, Inc.
5.125%, 10/15/24, 144A	30,000	30,216
5.875%, 7/15/26, 144A	300,000	308,535
7.00%, 5/15/27, 144A	250,000	265,435
iHeartCommunications, Inc.
6.375%, 5/1/26	200,000	208,750
8.375%, 5/1/27	400,000	420,500
Meredith Corp.
6.875%, 2/1/26	400,000	413,960
Nexstar Broadcasting, Inc., 144A
5.625%, 8/1/24	400,000	404,000
Sinclair Television Group, Inc., 144A
5.125%, 2/15/27(a)	300,000	287,280
Sirius XM Radio, Inc., 144A
5.00%, 8/1/27	450,000	444,938
Telenet Finance Luxembourg Notes Sarl, 144A
5.50%, 3/1/28	200,000	198,000
Univision Communications, Inc.
5.125%, 5/15/23, 144A	350,000	332,500
5.125%, 2/15/25, 144A	400,000	368,308
UPC Holding BV, 144A
5.50%, 1/15/28	650,000	643,955
UPCB Finance IV Ltd., 144A
5.375%, 1/15/25	400,000	406,000
Virgin Media Secured Finance PLC, 144A
5.25%, 1/15/26	400,000	399,500
Ziggo Bond Co. BV
5.875%, 1/15/25, 144A	200,000	199,500
6.00%, 1/15/27, 144A	100,000	97,625
Ziggo BV, 144A
5.50%, 1/15/27	550,000	539,000

		17,601,366

Telecommunications - 13.5%
Altice France SA
6.25%, 5/15/24, 144A	250,000	254,375
7.375%, 5/1/26, 144A	1,750,000	1,713,906
8.125%, 2/1/27, 144A	450,000	450,562
C&W Senior Financing DAC, 144A
6.875%, 9/15/27	400,000	400,000
CenturyLink, Inc.
Series T, 5.80%, 3/15/22	540,000	550,638
Series Y, 7.50%, 4/1/24(a)	506,000	541,420
5.625%, 4/1/25	150,000	145,500
Cincinnati Bell, Inc., 144A
7.00%, 7/15/24	200,000	173,500
CommScope Technologies LLC
6.00%, 6/15/25, 144A	350,000	319,207
5.00%, 3/15/27, 144A	150,000	127,732
CommScope, Inc.
5.50%, 3/1/24, 144A	300,000	303,000
5.50%, 6/15/24, 144A	850,000	794,750
6.00%, 3/1/26, 144A	500,000	501,250
Consolidated Communications, Inc.
6.50%, 10/1/22	160,000	146,800
DKT Finance ApS, 144A
9.375%, 6/17/23	200,000	215,000
Frontier Communications Corp.
8.75%, 4/15/22	226,000	157,635
10.50%, 9/15/22	600,000	439,500
7.125%, 1/15/23	200,000	123,000
7.625%, 4/15/24	250,000	146,250
6.875%, 1/15/25	259,000	148,278
11.00%, 9/15/25	1,070,000	679,450
8.50%, 4/1/26, 144A	500,000	481,250
8.00%, 4/1/27, 144A	550,000	570,625
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 144A
9.875%, 5/1/24	250,000	255,625
GTH Finance BV, 144A
7.25%, 4/26/23	200,000	216,134
GTT Communications, Inc., 144A
7.875%, 12/31/24(a)	150,000	127,125
Hughes Satellite Systems Corp.
6.625%, 8/1/26	450,000	450,563
Inmarsat Finance PLC, 144A
6.50%, 10/1/24	100,000	105,375
Intelsat Connect Finance SA, 144A
9.50%, 2/15/23	350,000	307,125
Intelsat Jackson Holdings SA
5.50%, 8/1/23	400,000	360,000
8.50%, 10/15/24, 144A	900,000	879,750
9.75%, 7/15/25, 144A	650,000	657,813
Intelsat Luxembourg SA
7.75%, 6/1/21(a)	100,000	96,750
8.125%, 6/1/23(a)	300,000	218,313

Level 3 Financing, Inc.
5.25%, 3/15/26	447,000	446,866
Sprint Communications, Inc.
11.50%, 11/15/21	720,000	821,628
6.00%, 11/15/22	215,000	219,906
Sprint Corp.
7.875%, 9/15/23	1,200,000	1,290,000
7.125%, 6/15/24	1,350,000	1,407,375
7.625%, 2/15/25	100,000	106,000
7.625%, 3/1/26	400,000	424,800
Telecom Italia SpA, 144A
5.303%, 5/30/24	500,000	496,225
ViaSat, Inc.
5.625%, 9/15/25, 144A	250,000	243,750
5.625%, 4/15/27, 144A	200,000	203,250
Wind Tre SpA, 144A
5.00%, 1/20/26	700,000	667,205
WTT Investment Ltd., 144A
5.50%, 11/21/22	200,000	206,514

		19,591,720

Consumer, Cyclical - 13.3%
Apparel - 0.2%
Hanesbrands, Inc., 144A
4.875%, 5/15/26	350,000	345,457

Auto Manufacturers - 1.0%
Allison Transmission, Inc.
4.75%, 10/1/27, 144A	150,000	144,562
5.875%, 6/1/29, 144A	100,000	101,125
Jaguar Land Rover Automotive PLC
5.625%, 2/1/23, 144A(a)	250,000	243,438
4.50%, 10/1/27, 144A	125,000	103,125
Navistar International Corp., 144A
6.625%, 11/1/25	400,000	411,008
Tesla, Inc., 144A
5.30%, 8/15/25(a)	500,000	409,385

		1,412,643

Auto Parts & Equipment - 1.6%
Adient Global Holdings Ltd., 144A
4.875%, 8/15/26	270,000	201,825
American Axle & Manufacturing, Inc.
6.25%, 4/1/25	150,000	144,562
6.25%, 3/15/26(a)	198,000	189,090
6.50%, 4/1/27(a)	170,000	161,287
Dana, Inc.
5.50%, 12/15/24	125,000	125,164
Goodyear Tire & Rubber Co.
5.00%, 5/31/26(a)	50,000	46,000
4.875%, 3/15/27(a)	450,000	405,563
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
6.25%, 5/15/26, 144A	300,000	306,750
8.50%, 5/15/27, 144A	600,000	600,000
Tenneco, Inc.
5.00%, 7/15/26(a)	100,000	76,375

		2,256,616

Distribution/Wholesale - 0.4%
American Builders & Contractors Supply Co., Inc., 144A
5.875%, 5/15/26	200,000	204,000
Core & Main LP, 144A
6.125%, 8/15/25	150,000	148,875
KAR Auction Services, Inc., 144A
5.125%, 6/1/25	300,000	297,000

		649,875

Entertainment - 2.8%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25	200,000	182,500
5.875%, 11/15/26	180,000	158,850
6.125%, 5/15/27(a)	137,000	121,087
Caesars Resort Collection LLC / CRC Finco, Inc., 144A
5.25%, 10/15/25	500,000	490,250
Churchill Downs, Inc. 5.50%, 4/1/27, 144A	200,000	204,000
4.75%, 1/15/28, 144A	200,000	193,000
Cirsa Finance International Sarl, 144A
7.875%, 12/20/23	200,000	208,082
Eldorado Resorts, Inc.
6.00%, 4/1/25	324,000	331,679
6.00%, 9/15/26	100,000	104,000
International Game Technology PLC
6.50%, 2/15/25, 144A	450,000	475,875
6.25%, 1/15/27, 144A	200,000	206,625
Lions Gate Capital Holdings LLC
6.375%, 2/1/24, 144A	100,000	102,750
5.875%, 11/1/24, 144A	200,000	202,000
Mohegan Gaming & Entertainment, 144A
7.875%, 10/15/24(a)	150,000	144,750
Scientific Games International, Inc.
5.00%, 10/15/25, 144A	350,000	344,008
8.25%, 3/15/26, 144A	400,000	403,256
Six Flags Entertainment Corp., 144A
5.50%, 4/15/27	200,000	199,918

		4,072,630

Home Builders - 0.9%
Beazer Homes USA, Inc.	200,000	207,704
8.75%, 3/15/22
5.875%, 10/15/27	107,000	88,047
CalAtlantic Group, Inc.	75,000	77,250
5.25%, 6/1/26
Century Communities, Inc., 144A	100,000	98,720
6.75%, 6/1/27
K Hovnanian Enterprises, Inc., 144A	200,000	153,000
10.50%, 7/15/24
Mattamy Group Corp., 144A	150,000	153,000
6.50%, 10/1/25
Toll Brothers Finance Corp.	200,000	200,500
4.875%, 3/15/27
4.35%, 2/15/28	138,000	132,480
William Lyon Homes, Inc.	150,000	149,250
6.00%, 9/1/23

		1,259,951

Home Furnishings - 0.2%
Tempur Sealy International, Inc.
5.50%, 6/15/26	350,000	352,188

Leisure Time - 0.2%
24 Hour Fitness Worldwide, Inc., 144A
8.00%, 6/1/22	100,000	97,250
Viking Cruises Ltd., 144A
5.875%, 9/15/27	270,000	262,527

		359,777

Lodging - 1.6%
Boyd Gaming Corp.
6.375%, 4/1/26	225,000	232,616
6.00%, 8/15/26	200,000	202,750
Diamond Resorts International, Inc.
7.75%, 9/1/23, 144A(a)	20,000	19,929
10.75%, 9/1/24, 144A(a)	250,000	236,250
Melco Resorts Finance Ltd.
4.875%, 6/6/25, 144A	250,000	248,459
5.25%, 4/26/26, 144A	150,000	149,542
MGM Resorts International
4.625%, 9/1/26	150,000	146,250
Station Casinos LLC, 144A
5.00%, 10/1/25	150,000	144,750
Wyndham Destinations, Inc.
5.75%, 4/1/27	150,000	151,312
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 3/1/25, 144A	300,000	294,750
5.25%, 5/15/27, 144A	450,000	428,153

		2,254,761

Retail - 4.0%
1011778 BC ULC / New Red Finance, Inc., 144A
5.00%, 10/15/25	850,000	839,375
Asbury Automotive Group, Inc.
6.00%, 12/15/24	200,000	205,500
Beacon Roofing Supply, Inc., 144A
4.875%, 11/1/25	430,000	408,100
eG Global Finance PLC, 144A
6.75%, 2/7/25	150,000	147,562
Ferrellgas LP / Ferrellgas Finance Corp.
6.50%, 5/1/21(a)	350,000	311,500
6.75%, 6/15/23(a)	100,000	86,875
Golden Nugget, Inc.
6.75%, 10/15/24, 144A	320,000	318,400
8.75%, 10/1/25, 144A	280,000	282,450
IRB Holding Corp., 144A
6.75%, 2/15/26	150,000	146,625
JC Penney Corp., Inc.
5.875%, 7/1/23, 144A	150,000	120,975
8.625%, 3/15/25, 144A(a)	120,000	60,600
L Brands, Inc.
5.25%, 2/1/28	150,000	134,437
Neiman Marcus Group Ltd. LLC, 144A
8.00%, 10/15/21	330,000	171,600
Penske Automotive Group, Inc.
5.50%, 5/15/26	100,000	99,375
PetSmart, Inc.
7.125%, 3/15/23, 144A	800,000	717,760
5.875%, 6/1/25, 144A	275,000	257,840
8.875%, 6/1/25, 144A(a)	75,000	69,188
Rite Aid Corp., 144A
6.125%, 4/1/23	518,000	426,703
Staples, Inc.
7.50%, 4/15/26, 144A	600,000	577,566
10.75%, 4/15/27, 144A	300,000	288,660
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 6/1/24	150,000	147,750

		5,818,841

Storage / Warehousing - 0.1%
Algeco Global Finance PLC, 144A
8.00%, 2/15/23	150,000	152,250

Toys/Games/Hobbies - 0.3%
Mattel, Inc., 144A
6.75%, 12/31/25	400,000	394,884

Consumer, Non-cyclical - 18.0%
Agriculture - 0.2%
Vector Group Ltd., 144A
6.125%, 2/1/25	250,000	230,420

Commercial Services - 3.7%
Ahern Rentals, Inc., 144A
7.375%, 5/15/23	130,000	114,400
APX Group, Inc.
8.75%, 12/1/20(a)	382,000	359,080
7.875%, 12/1/22	350,000	324,625
Hertz Corp.
5.875%, 10/15/20	300,000	298,687
7.375%, 1/15/21	233,000	232,126
7.625%, 6/1/22, 144A	350,000	355,688
6.25%, 10/15/22	80,000	76,642
5.50%, 10/15/24, 144A	225,000	187,898
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A
6.375%, 8/1/23	400,000	407,080
Laureate Education, Inc.,
144A 8.25%, 5/1/25	250,000	271,310
Nielsen Co. Luxembourg SARL, 144A
5.00%, 2/1/25(a)	200,000	195,770
Nielsen Finance LLC / Nielsen Finance Co., 144A
5.00%, 4/15/22	610,000	606,401
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.25%, 4/15/24, 144A	250,000	245,945
5.75%, 4/15/26, 144A	200,000	197,375
Refinitiv US Holdings, Inc.
6.25%, 5/15/26, 144A	300,000	303,126
8.25%, 11/15/26, 144A	500,000	498,750
Team Health Holdings, Inc., 144A
6.375%, 2/1/25(a)	233,000	193,244
United Rentals North America, Inc.
5.25%, 1/15/30	250,000	245,625
Verscend Escrow Corp., 144A
9.75%, 8/15/26	300,000	318,375

		5,432,147

Cosmetics/Personal Care - 0.4%
Avon Products, Inc.
7.00%, 3/15/23(a)	178,000	181,061
Coty, Inc., 144A
6.50%, 4/15/26(a)	200,000	192,476
Revlon Consumer Products Corp.
5.75%, 2/15/21	150,000	135,000
6.25%, 8/1/24	110,000	72,600

		581,137

Food - 2.5%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC
6.625%, 6/15/24	295,000	299,425
5.75%, 3/15/25	400,000	388,080
7.50%, 3/15/26, 144A	250,000	262,500
B&G Foods, Inc.
5.25%, 4/1/25	300,000	291,187
JBS Investments GmbH
6.25%, 2/5/23, 144A	200,000	203,250
7.25%, 4/3/24, 144A	300,000	310,878
JBS USA LUX SA / JBS USA Finance, Inc., 144A
6.75%, 2/15/28	300,000	318,000
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144A
6.50%, 4/15/29	400,000	421,000
Pilgrim’s Pride Corp., 144A
5.875%, 9/30/27	230,000	231,944
Post Holdings, Inc.
5.50%, 3/1/25, 144A	250,000	253,125
5.00%, 8/15/26, 144A	125,000	122,819
5.75%, 3/1/27, 144A	250,000	252,500
5.625%, 1/15/28, 144A	80,000	79,500
Sigma Holdco BV, 144A
7.875%, 5/15/26	200,000	186,000

		3,620,208

Healthcare-Products - 1.6%
Avantor, Inc.
6.00%, 10/1/24, 144A	330,000	343,530
9.00%, 10/1/25, 144A	700,000	769,125
Mallinckrodt International Finance SA
4.75%, 4/15/23(a)	158,000	97,960
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.75%, 8/1/22, 144A(a)	270,000	221,319
5.625%, 10/15/23, 144A(a)	250,000	172,500
5.50%, 4/15/25, 144A(a)	200,000	128,375
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A
6.625%, 5/15/22	450,000	421,875
Sotera Health Holdings LLC, 144A
6.50%, 5/15/23	150,000	150,750

		2,305,434

Healthcare-Services - 6.0%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	250,000	251,562
AHP Health Partners, Inc., 144A
9.75%, 7/15/26(a)	200,000	212,500

CHS/Community Health Systems, Inc.
5.125%, 8/1/21(a)	300,000	294,750
6.875%, 2/1/22	762,000	510,540
6.25%, 3/31/23	1,036,000	990,364
11.00%, 6/30/23, 144A	950,000	766,840
8.625%, 1/15/24, 144A	200,000	200,500
8.00%, 3/15/26, 144A	500,000	480,250
DaVita, Inc.
5.125%, 7/15/24	550,000	537,460
5.00%, 5/1/25	475,000	450,989
Envision Healthcare Corp., 144A
8.75%, 10/15/26(a)	400,000	338,000
MEDNAX, Inc., 144A
6.25%, 1/15/27	150,000	151,875
MPH Acquisition Holdings LLC, 144A
7.125%, 6/1/24	450,000	448,875
Quorum Health Corp.
11.625%, 4/15/23(a)	83,000	72,003
RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A
9.75%, 12/1/26	500,000	527,455
Surgery Center Holdings, Inc., 144A
10.00%, 4/15/27	100,000	101,750
Tenet Healthcare Corp.
8.125%, 4/1/22	850,000	891,761
6.75%, 6/15/23	400,000	399,500
5.125%, 5/1/25	250,000	248,750
7.00%, 8/1/25	475,000	468,649
6.25%, 2/1/27, 144A	400,000	408,500

		8,752,873

Household Products/Wares - 0.1%
Prestige Brands, Inc., 144A
6.375%, 3/1/24(a)	150,000	154,875

Pharmaceuticals - 3.5%
Bausch Health Americas, Inc., 144A
9.25%, 4/1/26	500,000	542,656
Bausch Health Cos., Inc.
5.50%, 3/1/23, 144A	102,000	102,638
5.875%, 5/15/23, 144A	272,000	274,380
6.125%, 4/15/25, 144A	1,015,000	991,528
5.50%, 11/1/25, 144A	400,000	403,816
9.00%, 12/15/25, 144A	1,005,000	1,085,400
5.75%, 8/15/27, 144A	300,000	303,562
7.00%, 1/15/28, 144A	200,000	198,250
7.25%, 5/30/29, 144A	200,000	199,500
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 7/15/23, 144A	410,000	296,225
6.00%, 2/1/25, 144A	320,000	214,400
Par Pharmaceutical, Inc., 144A
7.50%, 4/1/27	500,000	485,000

		5,097,355

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
Stena AB, 144A
7.00%, 2/1/24	150,000	143,625

Energy - 10.7%
Coal - 0.1%
Peabody Energy Corp., 144A
6.375%, 3/31/25	170,000	165,325

Energy-Alternate Sources - 0.1%
TerraForm Power Operating LLC, 144A
5.00%, 1/31/28	200,000	193,000

Oil & Gas - 9.2%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
10.00%, 4/1/22, 144A	326,000	347,562
7.00%, 11/1/26, 144A	200,000	188,440
Baytex Energy Corp., 144A
5.125%, 6/1/21	150,000	148,875
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp.
6.875%, 2/1/25	150,000	147,188
Bruin E&P Partners LLC, 144A
8.875%, 8/1/23	150,000	135,375
California Resources Corp., 144A
8.00%, 12/15/22(a)	600,000	421,500
Callon Petroleum Co.
6.375%, 7/1/26	100,000	97,750
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.50%, 4/15/21	510,000	488,325
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23(a)	175,000	162,750

Chesapeake Energy Corp.
7.00%, 10/1/24(a)	200,000	181,750
8.00%, 1/15/25(a)	284,000	262,700
8.00%, 3/15/26, 144A	204,000	186,150
7.50%, 10/1/26	100,000	88,250
8.00%, 6/15/27	600,000	534,000
CITGO Petroleum Corp., 144A
6.25%, 8/15/22	108,000	108,135
CNX Resources Corp.
5.875%, 4/15/22	310,000	298,803
7.25%, 3/14/27, 144A(a)	200,000	179,954
CrownRock LP / CrownRock Finance, Inc., 144A
5.625%, 10/15/25	345,000	331,631
Denbury Resources, Inc.
9.00%, 5/15/21, 144A	155,000	151,512
9.25%, 3/31/22, 144A	100,000	97,000
7.50%, 2/15/24, 144A	200,000	174,500
Diamond Offshore Drilling, Inc.
7.875%, 8/15/25	150,000	135,375
Ensco Rowan PLC
4.50%, 10/1/24	346,000	240,472
5.20%, 3/15/25	375,000	261,562
7.75%, 2/1/26	50,000	37,375
EP Energy LLC / Everest Acquisition Finance, Inc.
9.375%, 5/1/24, 144A	550,000	178,750
8.00%, 11/29/24, 144A(a)	200,000	126,000
8.00%, 2/15/25, 144A	55,000	17,325
7.75%, 5/15/26, 144A	250,000	213,125
Extraction Oil & Gas, Inc.
7.375%, 5/15/24, 144A	100,000	86,500
5.625%, 2/1/26, 144A	300,000	237,000
Gulfport Energy Corp.
6.00%, 10/15/24	575,000	477,250
Hilcorp Energy I LP / Hilcorp Finance Co., 144A
6.25%, 11/1/28	150,000	150,940
MEG Energy Corp.
6.375%, 1/30/23, 144A	250,000	221,562
7.00%, 3/31/24, 144A	290,000	260,275
6.50%, 1/15/25, 144A	280,000	270,466
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/26, 144A	200,000	167,000
10.50%, 5/15/27, 144A	100,000	92,750
Nabors Industries, Inc.
5.50%, 1/15/23(a)	100,000	88,220
5.75%, 2/1/25(a)	300,000	245,535
Noble Holding International Ltd.
7.95%, 4/1/25	150,000	116,250
7.875%, 2/1/26, 144A	225,000	195,469
Oasis Petroleum, Inc.
6.875%, 3/15/22	237,000	230,013
6.25%, 5/1/26, 144A(a)	150,000	133,500
PBF Holding Co LLC / PBF Finance Corp.
7.25%, 6/15/25	145,000	147,719
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/23	50,000	51,250
PDC Energy, Inc.
6.125%, 9/15/24	120,000	116,100
5.75%, 5/15/26	175,000	162,697
Puma International Financing SA
5.125%, 10/6/24, 144A	200,000	181,636
5.00%, 1/24/26, 144A	325,000	282,811
QEP Resources, Inc.
5.25%, 5/1/23	200,000	189,500
5.625%, 3/1/26	150,000	136,125
Range Resources Corp.
4.875%, 5/15/25	200,000	175,000
Rowan Cos., Inc.
4.875%, 6/1/22	400,000	364,000
Sanchez Energy Corp.
7.75%, 6/15/21	300,000	34,500
6.125%, 1/15/23	184,000	21,160
7.25%, 2/15/23, 144A(a)	200,000	170,000
SM Energy Co.
5.00%, 1/15/24(a)	100,000	88,000
5.625%, 6/1/25	275,000	240,625
6.75%, 9/15/26	100,000	89,800
6.625%, 1/15/27	100,000	88,500
Southwestern Energy Co.
6.20%, 1/23/25	307,000	286,950
7.50%, 4/1/26	200,000	193,000
7.75%, 10/1/27(a)	150,000	144,000
Transocean, Inc.
9.00%, 7/15/23, 144A	300,000	309,360
7.50%, 1/15/26, 144A	550,000	516,313
Ultra Resources, Inc.
11.00%, 7/12/24	200,000	87,000
Whiting Petroleum Corp.
6.25%, 4/1/23(a)	150,000	145,688
6.625%, 1/15/26(a)	300,000	276,000

		13,412,598

Oil & Gas Services - 0.9%
KCA Deutag UK Finance PLC,
144A 9.875%, 4/1/22(a)	200,000	152,000
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 144A
10.625%, 5/1/24	400,000	341,412

SESI LLC
7.125%, 12/15/21	320,000	240,000
7.75%, 9/15/24	107,000	71,155
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	300,000	309,000
6.875%, 9/1/27, 144A	200,000	205,250

		1,318,817

Pipelines - 0.4%
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	200,000	190,750
6.25%, 5/15/26	170,000	157,887
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/1/23	200,000	204,040

		552,677

Financial - 9.3%
Banks - 0.9%
Freedom Mortgage Corp.
8.125%, 11/15/24, 144A	250,000	210,625
8.25%, 4/15/25, 144A	100,000	83,750
Intesa Sanpaolo SpA
5.017%, 6/26/24, 144A	450,000	426,778
5.71%, 1/15/26, 144A	570,000	542,065

		1,263,218

Diversified Financial Services - 4.2%
Blackstone CQP Holdco LP, 144A
6.50%, 3/20/21	500,000	502,315
Jefferies Finance LLC / JFIN Co-Issuer Corp., 144A
6.875%, 4/15/22	500,000	508,595
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A
5.25%, 10/1/25	150,000	147,000
LPL Holdings, Inc., 144A
5.75%, 9/15/25	300,000	302,250
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23, 144A	250,000	250,000
9.125%, 7/15/26, 144A	300,000	294,558
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50%, 7/1/21	150,000	149,328
Navient Corp.
6.50%, 6/15/22	250,000	260,625
5.50%, 1/25/23	450,000	450,450
7.25%, 9/25/23	400,000	421,380
Series MTN,
6.125%, 3/25/24	100,000	101,000
5.875%, 10/25/24	100,000	100,500
6.75%, 6/15/26	200,000	201,500
NFP Corp., 144A
6.875%, 7/15/25	225,000	216,281
Quicken Loans, Inc.
5.75%, 5/1/25, 144A	445,000	441,752
5.25%, 1/15/28, 144A	330,000	308,039
Springleaf Finance Corp.
6.125%, 3/15/24	250,000	260,000
6.875%, 3/15/25	600,000	626,820
7.125%, 3/15/26	327,000	343,456
6.625%, 1/15/28	200,000	203,004

		6,088,853

Insurance - 1.1%
Acrisure LLC / Acrisure Finance, Inc.
8.125%, 2/15/24, 144A	250,000	257,344
7.00%, 11/15/25, 144A	350,000	319,375
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A
8.25%, 8/1/23	200,000	205,000
Ardonagh Midco 3 PLC, 144A
8.625%, 7/15/23(a)	130,000	118,950
AssuredPartners, Inc., 144A
7.00%, 8/15/25	150,000	142,875
Genworth Holdings, Inc.
7.625%, 9/24/21	200,000	193,500
HUB International Ltd., 144A
7.00%, 5/1/26	400,000	394,360

		1,631,404

Real Estate - 0.8%
Howard Hughes Corp., 144A
5.375%, 3/15/25	315,000	312,638
Kennedy-Wilson, Inc.
5.875%, 4/1/24	309,000	309,043
Realogy Group LLC / Realogy Co.-Issuer Corp.
4.875%, 6/1/23, 144A(a)	200,000	184,600
9.375%, 4/1/27, 144A	150,000	143,976
WeWork Cos., Inc.,
144A 7.875%, 5/1/25	200,000	185,000

		1,135,257

Real Estate Investment Trusts - 1.9%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A
5.75%, 5/15/26	300,000	305,250
CBL & Associates LP
5.25%, 12/1/23(a)	100,000	69,500
5.95%, 12/15/26(a)	200,000	133,020
ESH Hospitality, Inc., 144A
5.25%, 5/1/25	410,000	412,050
Iron Mountain, Inc.
5.75%, 8/15/24	230,000	228,740
4.875%, 9/15/27, 144A	420,000	396,900
5.25%, 3/15/28, 144A	200,000	190,000
iStar, Inc.
5.25%, 9/15/22	133,000	133,831
Senior Housing Properties Trust
4.75%, 2/15/28	150,000	138,166
Starwood Property Trust, Inc.
4.75%, 3/15/25	150,000	148,875
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A
7.125%, 12/15/24	30,000	25,950
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.00%, 4/15/23, 144A	100,000	93,750
8.25%, 10/15/23	494,000	443,056
Washington Prime Group LP
5.95%, 8/15/24(a)	150,000	137,812

		2,856,900

Venture Capital - 0.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.75%, 2/1/24	250,000	257,187
6.375%, 12/15/25	200,000	201,500
6.25%, 5/15/26, 144A	150,000	149,250

		607,937

Industrial - 7.9%
Aerospace/Defense - 2.2%
Bombardier, Inc.
6.00%, 10/15/22, 144A	150,000	146,955
6.125%, 1/15/23, 144A	800,000	779,760
7.50%, 12/1/24, 144A	460,000	453,100
7.50%, 3/15/25, 144A	300,000	292,035
7.875%, 4/15/27, 144A	450,000	432,844
TransDigm, Inc.
6.50%, 7/15/24	300,000	300,030
6.50%, 5/15/25	250,000	249,062
6.375%, 6/15/26	431,000	422,919
Triumph Group, Inc.
7.75%, 8/15/25	150,000	145,500

		3,222,205

Building Materials - 1.5%
Builders FirstSource, Inc.
5.625%, 9/1/24, 144A	200,000	200,500
6.75%, 6/1/27, 144A	50,000	50,750
Cornerstone Building Brands, Inc., 144A
8.00%, 4/15/26	209,000	189,730
Griffon Corp.
5.25%, 3/1/22	305,000	304,619
JELD-WEN, Inc.
4.625%, 12/15/25, 144A	126,000	120,645
4.875%, 12/15/27, 144A	135,000	127,237
Standard Industries, Inc.
5.375%, 11/15/24, 144A	385,000	390,590
6.00%, 10/15/25, 144A	425,000	440,398
5.00%, 2/15/27, 144A	140,000	137,025
Standard Industries, Inc./NJ, 144A
4.75%, 1/15/28	210,000	201,338

		2,162,832

Electrical Components & Equipment - 0.3%
Energizer Holdings, Inc.
5.50%, 6/15/25, 144A	200,000	197,940
7.75%, 1/15/27, 144A	300,000	313,500

		511,440

Electronics - 0.1%
Sensata Technologies BV, 144A
5.00%, 10/1/25	220,000	221,100

Engineering & Construction - 0.4%
AECOM
5.125%, 3/15/27	300,000	296,062
Brand Industrial Services, Inc., 144A
8.50%, 7/15/25	341,000	290,703

		586,765

Environmental Control - 0.3%
Covanta Holding Corp.
5.875%, 7/1/25	150,000	153,750
GFL Environmental, Inc.
5.375%, 3/1/23, 144A	150,000	147,000
8.50%, 5/1/27, 144A	150,000	153,453

		454,203

Machinery-Construction & Mining - 0.2%
Vertiv Group Corp., 144A
9.25%, 10/15/24	250,000	247,500

Machinery-Diversified - 0.1%
Cloud Crane LLC, 144A
10.125%, 8/1/24	162,000	172,530

Metal Fabricate/Hardware - 0.4%
Novelis Corp., 144A
5.875%, 9/30/26	570,000	556,822

Packaging & Containers - 1.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
7.25%, 5/15/24, 144A	350,000	365,750
6.00%, 2/15/25, 144A	650,000	645,255
Berry Global, Inc., 144A
4.50%, 2/15/26	150,000	142,155
BWAY Holding Co.
5.50%, 4/15/24, 144A	530,000	520,115
7.25%, 4/15/25, 144A	350,000	338,223
Flex Acquisition Co., Inc.
6.875%, 1/15/25, 144A	190,000	171,000
7.875%, 7/15/26, 144A	150,000	135,375
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg, 144A
7.00%, 7/15/24	250,000	252,131

		2,570,004

Transportation - 0.4%
Hornbeck Offshore Services, Inc.
5.00%, 3/1/21	100,000	57,000
Kenan Advantage Group, Inc., 144A
7.875%, 7/31/23	150,000	142,500
XPO Logistics, Inc.
6.125%, 9/1/23, 144A	150,000	151,338
6.75%, 8/15/24, 144A	250,000	257,812

		608,650

Trucking & Leasing - 0.2%
Fortress Transportation & Infrastructure Investors LLC
6.75%, 3/15/22, 144A	150,000	151,500
6.50%, 10/1/25, 144A	100,000	100,750

		252,250

Technology - 4.9%
Computers - 1.6%
Banff Merger Sub, Inc., 144A
9.75%, 9/1/26	450,000	423,000
Exela Intermediate LLC / Exela Finance, Inc., 144A
10.00%, 7/15/23	270,000	215,325
Harland Clarke Holdings Corp.
9.25%, 3/1/21, 144A(a)	250,000	244,430
8.375%, 8/15/22, 144A	200,000	171,000
NCR Corp. 5.00%, 7/15/22	300,000	300,660
6.375%, 12/15/23	75,000	76,806
West Corp., 144A
8.50%, 10/15/25	350,000	280,000
Western Digital Corp.
4.75%, 2/15/26	700,000	665,539

		2,376,760

Office/Business Equipment - 0.3%
Pitney Bowes, Inc.
4.625%, 5/15/22	266,000	255,360
4.625%, 3/15/24	200,000	178,202

		433,562

Semiconductors - 0.3%
Amkor Technology, Inc., 144A
6.625%, 9/15/27	200,000	192,000
Qorvo, Inc., 144A
5.50%, 7/15/26	200,000	204,000

		396,000

Software - 2.7%
CDK Global, Inc.
5.875%, 6/15/26	100,000	104,000
4.875%, 6/1/27	200,000	196,750
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A
5.75%, 3/1/25	370,000	358,437
Dun & Bradstreet Corp.
6.875%, 8/15/26, 144A	200,000	204,875
10.25%, 2/15/27, 144A	200,000	205,690
Infor US, Inc.
6.50%, 5/15/22	600,000	609,180
Informatica LLC, 144A
7.125%, 7/15/23	150,000	151,875
IQVIA, Inc., 144A
5.00%, 5/15/27	200,000	203,382
Nuance Communications, Inc.
5.625%, 12/15/26	200,000	204,752
Open Text Corp., 144A
5.875%, 6/1/26	230,000	240,350

Rackspace Hosting, Inc., 144A
8.625%, 11/15/24(a)	390,000	340,361
SS&C Technologies, Inc.,
144A 5.50%, 9/30/27	700,000	706,584
Veritas US, Inc. / Veritas Bermuda Ltd., 144A
10.50%, 2/1/24(a)	400,000	335,808

		3,862,044

Utilities - 2.1%
Electric - 1.6%
Calpine Corp.
5.375%, 1/15/23	300,000	297,375
5.50%, 2/1/24	100,000	97,250
5.75%, 1/15/25(a)	550,000	533,621
5.25%, 6/1/26, 144A	360,000	353,725
Clearway Energy Operating LLC
5.375%, 8/15/24	70,000	70,000
5.75%, 10/15/25, 144A	225,000	225,281
Drax Finco PLC, 144A
6.625%, 11/1/25	100,000	101,627
InterGen NV, 144A
7.00%, 6/30/23	200,000	181,000
Talen Energy Supply LLC
10.50%, 1/15/26, 144A	400,000	401,000
7.25%, 5/15/27, 144A	100,000	101,575

		2,362,454

Gas - 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.50%, 5/20/25	250,000	255,325
5.875%, 8/20/26	200,000	207,750
5.75%, 5/20/27	180,000	185,404

		648,479

TOTAL CORPORATE BONDS (Cost $147,603,619)		142,894,890

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 6.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(b)(c) (Cost $9,612,307)	9,612,307	9,612,307

CASH EQUIVALENTS - 1.2%
DWS Government Money Market Series “Institutional Shares”, 2.35%(b) (Cost $1,735,841)	1,735,841	1,735,841

TOTAL INVESTMENTS - 105.9% (Cost $158,951,767)		$154,243,038
Other assets and liabilities, net - (5.9%)		(8,641,912)

NET ASSETS - 100.0%		$145,601,126

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
SECURITIES LENDING COLLATERAL — 6.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(b)(c)
7,697,440	1,914,867(d)	—	—	—	134,586	—	9,612,307	9,612,307
CASH EQUIVALENTS — 1.2%
DWS Government Money Market Series “Institutional Shares”, 2.35%(b)
—	13,812,733	(12,076,892)	—	—	13,909	—	1,735,841	1,735,841

7,697,440	15,727,600	(12,076,892)	—	—	148,495	—	11,348,148	11,348,148

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $10,840,519, which is 7.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,791,815.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(e)	$—	$142,894,890	$—	$142,894,890
Short-Term Investments(e)	11,348,148	—	—	11,348,148

TOTAL	$11,348,148	$142,894,890	$—	$154,243,038

(e)	See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

May 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.5%
Basic Materials - 3.8%
Chemicals - 1.5%
Ashland LLC
4.75%, 8/15/22	$350,000	$361,812
Blue Cube Spinco LLC
9.75%, 10/15/23	225,000	248,063
10.00%, 10/15/25	175,000	197,094
CF Industries, Inc.
3.45%, 6/1/23	250,000	244,063
Momentive Performance Materials, Inc.
3.88%, 10/24/21	350,000	395,325
PolyOne Corp.
5.25%, 3/15/23	225,000	233,156
PQ Corp., 144A
6.75%, 11/15/22	256,000	265,280
WR Grace & Co.-Conn, 144A
5.125%, 10/1/21	300,000	305,160

		2,249,953

Iron/Steel - 0.6%
Allegheny Technologies, Inc.
5.95%, 1/15/21	200,000	199,440
Steel Dynamics, Inc.
5.125%, 10/1/21	306,000	307,147
5.25%, 4/15/23	310,000	313,875

		820,462

Mining - 1.7%
Alcoa Nederland Holding BV, 144A
6.75%, 9/30/24	240,000	246,000
FMG Resources August 2006 Pty Ltd.
4.75%, 5/15/22, 144A	250,000	251,562
5.125%, 3/15/23, 144A	150,000	151,875
Freeport-McMoRan, Inc.
4.00%, 11/14/21	250,000	252,188
3.55%, 3/1/22	650,000	637,812
6.875%, 2/15/23	250,000	262,188
3.875%, 3/15/23	655,000	632,075

		2,433,700

Communications - 20.3%
Advertising - 0.9%
Lamar Media Corp.
5.00%, 5/1/23	456,000	465,120
5.375%, 1/15/24	100,000	102,600
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.25%, 2/15/22	481,000	487,258
5.625%, 2/15/24	260,000	267,384

		1,322,362

Internet - 2.2%
Match Group, Inc., 144A
5.00%, 12/15/27	150,000	151,125
Netflix, Inc.
5.375%, 2/1/21	190,000	195,679
5.50%, 2/15/22	250,000	261,250
5.75%, 3/1/24	125,000	132,969
5.875%, 2/15/25	250,000	265,862
4.375%, 11/15/26(a)	350,000	341,593
4.875%, 4/15/28	592,000	586,204
Symantec Corp.
4.20%, 9/15/20	300,000	301,843
3.95%, 6/15/22	125,000	124,112
VeriSign, Inc.
4.625%, 5/1/23	320,000	323,904
5.25%, 4/1/25	150,000	157,313
4.75%, 7/15/27	225,000	229,826

		3,071,680

Media - 9.5%
AMC Networks, Inc.
4.75%, 12/15/22	200,000	201,690
5.00%, 4/1/24	425,000	423,279
4.75%, 8/1/25	230,000	225,687
Cablevision Systems Corp.
5.875%, 9/15/22	250,000	259,300
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 3/15/21	200,000	200,625
5.25%, 9/30/22	500,000	507,287
4.00%, 3/1/23, 144A	230,000	228,206
5.125%, 5/1/23, 144A	800,000	807,760
5.75%, 9/1/23	280,000	285,250
5.75%, 1/15/24	342,000	348,840
5.875%, 4/1/24, 144A	550,000	568,562
5.375%, 5/1/25, 144A	200,000	204,690
5.75%, 2/15/26, 144A	855,000	888,666
Clear Channel Worldwide Holdings, Inc.
Series B, 6.50%, 11/15/22	700,000	717,500
Series A, 6.50%, 11/15/22	200,000	204,942
CSC Holdings LLC
6.75%, 11/15/21	393,000	420,019
5.125%, 12/15/21, 144A	150,000	150,000
5.125%, 12/15/21, 144A	300,000	300,000
5.375%, 7/15/23, 144A	400,000	407,000
6.625%, 10/15/25, 144A	290,000	304,775
10.875%, 10/15/25, 144A	580,000	659,779
5.50%, 5/15/26, 144A	500,000	508,600
Nexstar Broadcasting, Inc.
5.875%, 11/15/22	98,000	99,931
Quebecor Media, Inc.
5.75%, 1/15/23	350,000	366,957

Sinclair Television Group, Inc.
5.375%, 4/1/21	375,000	375,938
Sirius XM Radio, Inc.
3.875%, 8/1/22, 144A	425,000	423,938
4.625%, 5/15/23, 144A	150,000	151,500
6.00%, 7/15/24, 144A	550,000	567,298
5.375%, 4/15/25, 144A	234,000	236,520
5.375%, 7/15/26, 144A	400,000	404,380
TEGNA, Inc.
6.375%, 10/15/23	345,000	354,487
Tribune Media Co.
5.875%, 7/15/22	400,000	406,380
Unitymedia GmbH, 144A
6.125%, 1/15/25	400,000	412,200
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 144A
5.00%, 1/15/25	50,000	51,375
Videotron Ltd.
5.00%, 7/15/22	271,000	280,824
5.375%, 6/15/24, 144A	300,000	313,230
5.125%, 4/15/27, 144A	125,000	125,938
Virgin Media Secured Finance PLC
5.25%, 1/15/21	200,000	206,190

		13,599,543

Telecommunications - 7.7%
CenturyLink, Inc.
Series S, 6.45%, 6/15/21	500,000	521,250
CommScope, Inc., 144A
5.00%, 6/15/21	200,000	199,500
Hughes Satellite Systems Corp.
7.625%, 6/15/21	350,000	372,431
Inmarsat Finance PLC, 144A
4.875%, 5/15/22	350,000	353,745
Intelsat Jackson Holdings SA
9.50%, 9/30/22, 144A	175,000	203,000
8.00%, 2/15/24, 144A	440,000	459,800
Level 3 Financing, Inc.
6.125%, 1/15/21	216,000	217,620
5.375%, 8/15/22	550,000	553,437
5.625%, 2/1/23	100,000	100,625
5.125%, 5/1/23	280,000	280,784
5.375%, 1/15/24	230,000	231,150
Level 3 Parent LLC
5.75%, 12/1/22	200,000	201,000
Nokia OYJ
3.375%, 6/12/22	222,000	221,445
4.375%, 6/12/27	150,000	147,375
Qwest Corp.
6.75%, 12/1/21	375,000	396,264
Sprint Communications, Inc.
7.00%, 8/15/20	475,000	492,812
Sprint Corp.
7.25%, 9/15/21	800,000	843,000
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	325,000	331,458
T-Mobile USA, Inc.
6.00%, 3/1/23	400,000	409,500
6.50%, 1/15/24	350,000	362,250
6.00%, 4/15/24	350,000	364,438
6.375%, 3/1/25	660,000	685,641
5.125%, 4/15/25	520,000	530,400
6.50%, 1/15/26	575,000	608,063
4.50%, 2/1/26	300,000	297,000
5.375%, 4/15/27	325,000	339,524
4.75%, 2/1/28	450,000	447,611
VEON Holdings BV
3.95%, 6/16/21, 144A(a)	300,000	299,763
5.95%, 2/13/23, 144A	300,000	313,956
4.95%, 6/16/24, 144A	300,000	305,586

		11,090,428

Consumer, Cyclical - 13.4%
Airlines - 0.4%
Air Canada, 144A
7.75%, 4/15/21	150,000	160,470
American Airlines Group, Inc., 144A
5.00%, 6/1/22	250,000	253,125
United Continental Holdings, Inc.
4.25%, 10/1/22	120,000	120,313

		533,908

Apparel - 0.4%
Hanesbrands, Inc., 144A
4.625%, 5/15/24	318,000	317,205
Levi Strauss & Co.
5.00%, 5/1/25	200,000	205,000

		522,205

Auto Manufacturers - 0.6%
Allison Transmission, Inc., 144A
5.00%, 10/1/24	350,000	348,932
Fiat Chrysler Automobiles NV
5.25%, 4/15/23	550,000	572,688

		921,620

Auto Parts & Equipment - 0.3%
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	164,000	166,255

Goodyear Tire & Rubber Co.
5.125%, 11/15/23(a)	322,000	320,792

		487,047

Distribution/Wholesale - 0.4%
HD Supply, Inc., 144A
5.375%, 10/15/26	300,000	306,750
LKQ Corp.
4.75%, 5/15/23	227,000	228,135

		534,885

Entertainment - 1.4%
Cinemark USA, Inc.
5.125%, 12/15/22	247,000	250,278
4.875%, 6/1/23	200,000	201,750
International Game Technology PLC, 144A
6.25%, 2/15/22	450,000	468,000
Live Nation Entertainment, Inc., 144A
4.875%, 11/1/24	194,000	194,970
Merlin Entertainments PLC, 144A
5.75%, 6/15/26	150,000	153,562
Scientific Games International, Inc.
10.00%, 12/1/22	382,000	402,055
Six Flags Entertainment Corp., 144A
4.875%, 7/31/24	340,000	336,668

		2,007,283

Food Service - 0.8%
Aramark Services, Inc.
5.125%, 1/15/24	455,000	461,729
5.00%, 4/1/25, 144A	125,000	124,687
4.75%, 6/1/26	300,000	298,875
5.00%, 2/1/28, 144A	300,000	297,563

		1,182,854

Home Builders - 2.2%
Brookfield Residential Properties, Inc., 144A
6.50%, 12/15/20	249,000	248,689
KB Home
7.00%, 12/15/21	200,000	212,554
Lennar Corp.
4.75%, 4/1/21	105,000	107,201
4.125%, 1/15/22	300,000	302,475
4.875%, 12/15/23	450,000	462,487
4.50%, 4/30/24	185,000	187,313
5.875%, 11/15/24	183,000	194,895
4.75%, 5/30/25	70,000	71,050
4.75%, 11/29/27	300,000	303,750
Meritage Homes Corp.
6.00%, 6/1/25	100,000	105,500
PulteGroup, Inc.
5.50%, 3/1/26	353,000	368,885
5.00%, 1/15/27	170,000	172,550
Taylor Morrison Communities, Inc.
6.625%, 5/15/22	150,000	154,642
Toll Brothers Finance Corp.
5.875%, 2/15/22	150,000	157,875
4.375%, 4/15/23(a)	125,000	127,775

		3,177,641

Housewares - 0.1%
Scotts Miracle-Gro Co.
6.00%, 10/15/23	150,000	155,813

Leisure Time - 0.4%
NCL Corp. Ltd., 144A
4.75%, 12/15/21	204,000	206,040
Sabre GLBL, Inc.
5.375%, 4/15/23, 144A	70,000	70,888
5.25%, 11/15/23, 144A	280,000	282,800

		559,728

Lodging - 3.4%
Boyd Gaming Corp.
6.875%, 5/15/23	250,000	258,750
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24	347,000	343,363
5.125%, 5/1/26, 144A	550,000	556,875
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 4/1/25	280,000	281,750
4.875%, 4/1/27	250,000	252,385
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A
6.75%, 11/15/21	250,000	256,487
MGM Resorts International
6.625%, 12/15/21	525,000	561,094
7.75%, 3/15/22	225,000	248,625
6.00%, 3/15/23	365,000	384,163
5.75%, 6/15/25	350,000	368,813
5.50%, 4/15/27	400,000	404,750
Studio City Co. Ltd., 144A
7.25%, 11/30/21	400,000	414,500
Wyndham Destinations, Inc.
4.25%, 3/1/22	300,000	299,040
3.90%, 3/1/23	75,000	73,453

Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A
4.25%, 5/30/23	180,000	177,300

		4,881,348

Retail - 3.0%
1011778 BC ULC / New Red Finance, Inc.
4.625%, 1/15/22, 144A	480,000	481,200
4.25%, 5/15/24, 144A	500,000	495,625
Group 1 Automotive, Inc.
5.00%, 6/1/22	175,000	176,094
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 6/1/24, 144A	300,000	304,500
5.25%, 6/1/26, 144A	400,000	405,152
4.75%, 6/1/27, 144A	294,000	288,855
L Brands, Inc.
6.625%, 4/1/21	300,000	314,625
5.625%, 2/15/22	350,000	360,500
5.625%, 10/15/23	150,000	153,720
Michaels Stores, Inc., 144A
5.875%, 12/15/20	283,000	283,849
Penske Automotive Group, Inc.
5.75%, 10/1/22	150,000	152,250
QVC, Inc.
5.125%, 7/2/22	150,000	155,481
4.375%, 3/15/23	200,000	200,700
4.85%, 4/1/24	155,000	157,886
4.45%, 2/15/25	300,000	298,233

		4,228,670

Consumer, Non-cyclical - 17.5%
Agriculture - 0.1%
Darling Ingredients, Inc., 144A
5.25%, 4/15/27	200,000	202,960

Commercial Services - 3.9%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 4/1/23(a)	200,000	201,500
Brink’s Co., 144A
4.625%, 10/15/27	225,000	218,250
Gartner, Inc., 144A
5.125%, 4/1/25	276,000	278,760
Herc Rentals, Inc.
7.50%, 6/1/22, 144A	197,000	203,895
7.75%, 6/1/24, 144A	174,000	183,461
Nielsen Co. Luxembourg SARL, 144A
5.50%, 10/1/21	425,000	427,125
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A
9.25%, 5/15/23	259,000	271,788
Service Corp. International
5.375%, 5/15/24	325,000	333,937
4.625%, 12/15/27	220,000	221,375
5.125%, 6/1/29	250,000	254,942
ServiceMaster Co. LLC, 144A
5.125%, 11/15/24	275,000	275,688
United Rentals North America, Inc.
4.625%, 7/15/23	450,000	459,563
5.50%, 7/15/25	268,000	274,700
4.625%, 10/15/25	425,000	418,625
5.875%, 9/15/26	200,000	208,000
6.50%, 12/15/26	350,000	371,875
5.50%, 5/15/27	50,000	50,563
4.875%, 1/15/28	850,000	826,285
WEX, Inc., 144A
4.75%, 2/1/23	150,000	150,000

		5,630,332

Cosmetics/Personal Care - 0.5%
Edgewell Personal Care Co.
4.70%, 5/24/22	310,000	310,549
First Quality Finance Co., Inc.
4.625%, 5/15/21, 144A	216,000	216,000
5.00%, 7/1/25, 144A	150,000	148,500

		675,049

Food - 2.3%
B&G Foods, Inc.
4.625%, 6/1/21	250,000	250,312
JBS USA LUX SA / JBS USA Finance, Inc.
5.875%, 7/15/24, 144A	400,000	411,500
5.75%, 6/15/25, 144A	400,000	410,500
Lamb Weston Holdings, Inc.
4.625%, 11/1/24, 144A	275,000	275,261
4.875%, 11/1/26, 144A	285,000	287,138
Pilgrim’s Pride Corp., 144A
5.75%, 3/15/25	250,000	253,750
Post Holdings, Inc.
5.50%, 3/1/25, 144A	350,000	354,375
5.00%, 8/15/26, 144A	625,000	614,094
TreeHouse Foods, Inc., 144A
6.00%, 2/15/24	225,000	229,896
US Foods, Inc., 144A
5.875%, 6/15/24	180,000	183,375

		3,270,201

Healthcare-Products - 0.8%
Hill-Rom Holdings, Inc., 144A
5.75%, 9/1/23	150,000	154,125
Hologic, Inc.
4.375%, 10/15/25, 144A	500,000	496,875
4.625%, 2/1/28, 144A	50,000	48,937
Teleflex, Inc.
4.875%, 6/1/26	334,000	340,680
4.625%, 11/15/27	50,000	49,588

		1,090,205

Healthcare-Services - 8.2%
Catalent Pharma Solutions, Inc., 144A
4.875%, 1/15/26	150,000	149,250
Centene Corp.
5.625%, 2/15/21	470,000	475,875
4.75%, 5/15/22	225,000	228,028
6.125%, 2/15/24	500,000	522,565
4.75%, 1/15/25	395,000	400,925
5.375%, 6/1/26, 144A	700,000	727,790
Charles River Laboratories International, Inc., 144A
5.50%, 4/1/26	150,000	156,187
DaVita, Inc.
5.75%, 8/15/22	400,000	404,500
Encompass Health Corp.
5.75%, 11/1/24	376,000	380,230
HCA Healthcare, Inc.
6.25%, 2/15/21	413,000	431,069
HCA, Inc.
7.50%, 2/15/22	755,000	827,669
5.875%, 5/1/23	400,000	425,752
5.375%, 2/1/25	875,000	915,206
5.875%, 2/15/26	525,000	557,818
5.375%, 9/1/26	350,000	364,039
5.625%, 9/1/28	500,000	522,545
5.875%, 2/1/29	375,000	398,437
MEDNAX, Inc., 144A
5.25%, 12/1/23	275,000	275,000
Molina Healthcare, Inc.
5.375%, 11/15/22	250,000	255,863
RegionalCare Hospital Partners Holdings, Inc., 144A
8.25%, 5/1/23	301,000	318,610
Select Medical Corp.
6.375%, 6/1/21	200,000	200,400
Tenet Healthcare Corp.
4.75%, 6/1/20	150,000	151,500
6.00%, 10/1/20	350,000	360,868
4.50%, 4/1/21	450,000	454,500
4.375%, 10/1/21	490,000	496,174
4.625%, 7/15/24	700,000	697,515
WellCare Health Plans, Inc.
5.25%, 4/1/25	450,000	457,740
5.375%, 8/15/26, 144A	250,000	256,800

		11,812,855

Household Products/Wares - 0.3%
Prestige Brands, Inc., 144A
5.375%, 12/15/21	125,000	125,469
Spectrum Brands, Inc.
5.75%, 7/15/25	329,000	335,563

		461,032

Pharmaceuticals - 1.4%
Bausch Health Cos., Inc.
6.50%, 3/15/22, 144A	460,000	476,197
7.00%, 3/15/24, 144A	700,000	732,812
Elanco Animal Health, Inc.
3.912%, 8/27/21, 144A	175,000	178,656
4.272%, 8/28/23, 144A	350,000	367,506
4.90%, 8/28/28, 144A	250,000	271,102

		2,026,273

Energy - 14.2%
Coal - 0.1%
Peabody Energy Corp., 144A
6.00%, 3/31/22	175,000	173,250

Energy-Alternate Sources - 0.2%
TerraForm Power Operating LLC, 144A
4.25%, 1/31/23	208,000	202,280

Oil & Gas - 6.9%
Aker BP ASA
6.00%, 7/1/22, 144A	100,000	102,750
5.875%, 3/31/25, 144A	150,000	157,875
Antero Resources Corp.
5.375%, 11/1/21	725,000	725,196
5.625%, 6/1/23	40,000	39,700
5.00%, 3/1/25(a)	425,000	405,344
Baytex Energy Corp., 144A
5.125%, 6/1/21	236,000	234,230
Callon Petroleum Co.
6.125%, 10/1/24	250,000	248,700

Chesapeake Energy Corp.
4.875%, 4/15/22	200,000	193,000
Diamondback Energy, Inc.
4.75%, 11/1/24, 144A	350,000	357,438
4.75%, 11/1/24	86,000	87,828
5.375%, 5/31/25	300,000	312,750
Endeavor Energy Resources LP / EER Finance, Inc.
5.50%, 1/30/26, 144A	150,000	153,750
5.75%, 1/30/28, 144A	205,000	213,456
Hilcorp Energy I LP / Hilcorp Finance Co.
5.00%, 12/1/24, 144A	150,000	145,875
5.75%, 10/1/25, 144A	200,000	197,500
Matador Resources Co.
5.875%, 9/15/26	350,000	348,250
Murphy Oil Corp.
4.00%, 6/1/22	200,000	197,944
4.20%, 12/1/22	250,000	246,076
6.875%, 8/15/24	150,000	155,493
5.75%, 8/15/25	190,000	190,542
Nabors Industries, Inc.
5.00%, 9/15/20	300,000	305,250
4.625%, 9/15/21	200,000	193,500
Oasis Petroleum, Inc.
6.875%, 3/15/22	237,000	230,013
Parkland Fuel Corp., 144A
6.00%, 4/1/26	100,000	101,750
Parsley Energy LLC / Parsley Finance Corp.
6.25%, 6/1/24, 144A	215,000	220,106
5.375%, 1/15/25, 144A	250,000	250,625
5.25%, 8/15/25, 144A	350,000	344,750
QEP Resources, Inc.
5.375%, 10/1/22	200,000	192,750
Range Resources Corp.
5.75%, 6/1/21	150,000	150,000
5.00%, 8/15/22	50,000	47,476
5.00%, 3/15/23	402,000	376,875
Seven Generations Energy Ltd.
6.75%, 5/1/23, 144A	200,000	202,000
6.875%, 6/30/23, 144A	210,000	212,625
5.375%, 9/30/25, 144A	200,000	190,250
SM Energy Co.
6.125%, 11/15/22	150,000	145,875
Sunoco LP / Sunoco Finance Corp.
4.875%, 1/15/23	350,000	353,577
5.50%, 2/15/26	200,000	202,500
6.00%, 4/15/27, 144A	275,000	280,156
Whiting Petroleum Corp.
5.75%, 3/15/21	275,000	272,883
WPX Energy, Inc.
6.00%, 1/15/22	389,000	396,663
5.25%, 9/15/24	250,000	246,875
5.75%, 6/1/26	200,000	199,125

		9,829,321

Pipelines - 7.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 9/15/24	200,000	198,410
5.75%, 3/1/27, 144A	250,000	252,500
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A
6.125%, 11/15/22	250,000	250,000
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24	400,000	446,880
5.875%, 3/31/25	575,000	619,562
5.125%, 6/30/27	550,000	570,636
Cheniere Energy Partners LP
5.25%, 10/1/25	530,000	533,312
5.625%, 10/1/26, 144A	386,000	391,790
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.25%, 4/1/23	115,000	116,529
5.75%, 4/1/25(a)	275,000	278,437
5.625%, 5/1/27, 144A	200,000	196,250
DCP Midstream Operating LP
4.75%, 9/30/21, 144A	300,000	304,410
3.875%, 3/15/23	150,000	148,500
5.375%, 7/15/25	276,000	287,730
5.125%, 5/15/29	200,000	202,000
EnLink Midstream LLC
5.375%, 6/1/29	175,000	174,163
EnLink Midstream Partners LP
4.40%, 4/1/24	320,000	315,600
4.85%, 7/15/26	306,000	301,028
Genesis Energy LP / Genesis Energy Finance Corp.
6.75%, 8/1/22	300,000	299,625
6.00%, 5/15/23	125,000	121,050
NGPL PipeCo LLC
4.375%, 8/15/22, 144A	225,000	228,589
4.875%, 8/15/27, 144A	250,000	257,813
NuStar Logistics LP
4.80%, 9/1/20	220,000	222,750
6.00%, 6/1/26	150,000	150,027
5.625%, 4/28/27	200,000	194,746

Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
4.75%, 10/1/23, 144A	225,000	226,973
5.50%, 9/15/24, 144A	263,000	269,575
5.50%, 1/15/28, 144A	250,000	250,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.25%, 5/1/23	200,000	201,190
4.25%, 11/15/23	150,000	147,750
6.75%, 3/15/24	295,000	307,169
5.125%, 2/1/25	200,000	201,500
5.875%, 4/15/26	390,000	404,138
5.375%, 2/1/27	350,000	353,500
6.50%, 7/15/27, 144A	250,000	260,988
5.00%, 1/15/28	195,000	188,117
6.875%, 1/15/29, 144A	200,000	213,625

		10,086,862

Financial - 9.2%
Banks - 1.0%
CIT Group, Inc.
4.125%, 3/9/21	250,000	252,505
5.00%, 8/15/22	325,000	337,844
5.00%, 8/1/23	361,000	376,342
4.75%, 2/16/24	200,000	205,897
5.25%, 3/7/25	120,000	127,066
6.125%, 3/9/28	150,000	164,895

		1,464,549

Diversified Financial Services - 2.9%
Ally Financial, Inc.
7.50%, 9/15/20	500,000	525,000
3.875%, 5/21/24	250,000	249,375
5.125%, 9/30/24	350,000	367,062
4.625%, 3/30/25	275,000	282,219
5.75%, 11/20/25	350,000	375,812
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A
5.25%, 3/15/22	253,000	253,299
Navient Corp.
5.00%, 10/26/20	300,000	304,125
5.875%, 3/25/21	200,000	204,690
6.625%, 7/26/21	200,000	207,942
Series MTN, 7.25%, 1/25/22	70,000	74,079
Springleaf Finance Corp.
8.25%, 12/15/20	275,000	293,906
7.75%, 10/1/21	300,000	324,375
6.125%, 5/15/22	300,000	315,000
5.625%, 3/15/23	281,000	289,079
Vantiv LLC / Vanitv Issuer Corp., 144A
4.375%, 11/15/25	120,000	124,223

		4,190,186

Insurance - 0.1%
Radian Group, Inc.
4.50%, 10/1/24	150,000	150,000

Real Estate - 0.1%
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A
5.25%, 12/1/21	150,000	148,875

Real Estate Investment Trusts - 4.0%
CyrusOne LP / CyrusOne Finance Corp.
5.00%, 3/15/24	200,000	201,940
5.375%, 3/15/27	170,000	175,737
Equinix, Inc.
5.375%, 1/1/22	620,000	636,275
5.75%, 1/1/25	175,000	181,379
5.875%, 1/15/26	350,000	367,531
5.375%, 5/15/27	500,000	525,000
Iron Mountain, Inc., 144A
4.375%, 6/1/21	400,000	400,500
iStar, Inc.
4.625%, 9/15/20	150,000	150,937
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	335,000	347,144
4.50%, 9/1/26	250,000	244,925
5.75%, 2/1/27, 144A	250,000	257,813
MPT Operating Partnership LP / MPT Finance Corp.
6.375%, 3/1/24	150,000	156,563
5.25%, 8/1/26	515,000	521,103
5.00%, 10/15/27	254,000	251,460
SBA Communications Corp.
4.875%, 7/15/22	150,000	151,305
4.00%, 10/1/22	350,000	349,867
4.875%, 9/1/24	350,000	347,935
Starwood Property Trust, Inc.
3.625%, 2/1/21	150,000	148,500
5.00%, 12/15/21	300,000	302,484

		5,718,398

Venture Capital - 1.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.00%, 8/1/20	728,000	728,910
5.875%, 2/1/22	424,000	429,300
6.25%, 2/1/22	400,000	408,500

		1,566,710

Industrial - 10.0%
Aerospace/Defense - 2.7%
Arconic, Inc.
6.15%, 8/15/20	345,000	354,562
5.40%, 4/15/21	300,000	307,399
5.87%, 2/23/22	450,000	469,330
5.125%, 10/1/24	368,000	374,204
Bombardier, Inc.
8.75%, 12/1/21, 144A	100,000	108,355
5.75%, 3/15/22, 144A (a)	450,000	449,109
TransDigm, Inc.
6.00%, 7/15/22	400,000	403,000
6.25%, 3/15/26, 144A	1,400,000	1,433,250

		3,899,209

Building Materials - 0.2%
Standard Industries, Inc., 144A
5.50%, 2/15/23	150,000	152,438
Summit Materials LLC / Summit Materials Finance Corp.
6.125%, 7/15/23	176,000	178,200

		330,638

Electronics - 1.0%
ADT Security Corp.
6.25%, 10/15/21	195,000	204,750
3.50%, 7/15/22	410,000	398,725
4.125%, 6/15/23	300,000	291,375
Itron, Inc., 144A
5.00%, 1/15/26	150,000	149,812
Sensata Technologies BV
4.875%, 10/15/23, 144A	250,000	255,313
5.625%, 11/1/24, 144A	100,000	105,625

		1,405,600

Engineering & Construction - 0.3%
AECOM
5.875%, 10/15/24	349,000	360,890
MasTec, Inc.
4.875%, 3/15/23	125,000	126,719

		487,609

Environmental Control - 0.4%
Advanced Disposal Services, Inc., 144A
5.625%, 11/15/24	150,000	156,750
Clean Harbors, Inc.
5.125%, 6/1/21	300,000	301,125
Covanta Holding Corp.
5.875%, 3/1/24	150,000	154,125

		612,000

Hand/Machine Tools - 0.3%
Colfax Corp.
6.00%, 2/15/24, 144A	200,000	207,416
6.375%, 2/15/26, 144A	150,000	156,937

		364,353

Machinery-Diversified - 0.1%
Welbilt, Inc.
9.50%, 2/15/24	150,000	161,813

Metal Fabricate/Hardware - 0.2%
Novelis Corp., 144A
6.25%, 8/15/24	300,000	307,500

Packaging & Containers - 4.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 9/15/22, 144A	250,000	248,437
4.625%, 5/15/23, 144A	300,000	300,375
Ball Corp.
4.375%, 12/15/20	514,000	524,280
5.00%, 3/15/22	200,000	207,940
4.00%, 11/15/23	150,000	151,312
5.25%, 7/1/25	550,000	580,250
4.875%, 3/15/26	200,000	205,750
Berry Global, Inc.
5.50%, 5/15/22	175,000	176,969
5.125%, 7/15/23	350,000	353,938
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	305,000	309,538
Graphic Packaging International LLC
4.75%, 4/15/21	227,000	231,256
Multi-Color Corp., 144A
4.875%, 11/1/25	200,000	208,500
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22, 144A	170,000	173,188
5.875%, 8/15/23, 144A	250,000	262,208

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/20	1,066,018	1,069,003
5.125%, 7/15/23, 144A	575,000	575,834
Sealed Air Corp.
6.50%, 12/1/20, 144A	100,000	103,500
5.125%, 12/1/24, 144A	225,000	232,875
5.50%, 9/15/25, 144A	300,000	312,000

		6,227,153

Transportation - 0.4%
XPO Logistics, Inc., 144A
6.50%, 6/15/22	504,000	513,702

Technology - 6.6%
Computers - 2.0%
Dell International LLC / EMC Corp.
5.875%, 6/15/21, 144A	717,000	727,596
7.125%, 6/15/24, 144A	623,000	656,676
Dell, Inc.
4.625%, 4/1/21	100,000	101,664
EMC Corp.
2.65%, 6/1/20	635,000	628,195
3.375%, 6/1/23	350,000	340,018
Leidos Holdings, Inc.
4.45%, 12/1/20	200,000	202,140
NCR Corp.
4.625%, 2/15/21	200,000	199,940

		2,856,229

Office/Business Equipment - 1.1%
CDW LLC / CDW Finance Corp.
5.00%, 9/1/23	150,000	152,475
5.50%, 12/1/24	200,000	209,250
5.00%, 9/1/25	250,000	253,750
Pitney Bowes, Inc.
3.875%, 10/1/21	200,000	193,320
Xerox Corp.
4.50%, 5/15/21	400,000	405,444
4.125%, 3/15/23	300,000	297,750

		1,511,989

Software - 3.5%
CDK Global, Inc.
5.00%, 10/15/24	180,000	185,501
First Data Corp.
5.375%, 8/15/23, 144A	565,000	573,407
5.00%, 1/15/24, 144A	646,000	660,535
5.75%, 1/15/24, 144A	706,000	725,415
IQVIA, Inc.
4.875%, 5/15/23, 144A	270,000	275,063
5.00%, 10/15/26, 144A	400,000	408,500
MSCI, Inc.
5.25%, 11/15/24, 144A	425,000	437,750
5.75%, 8/15/25, 144A	100,000	104,730
5.375%, 5/15/27, 144A	354,000	373,027
Open Text Corp., 144A
5.625%, 1/15/23	320,000	325,638
Solera LLC / Solera Finance, Inc., 144A
10.50%, 3/1/24	500,000	540,600
TIBCO Software, Inc., 144A
11.375%, 12/1/21	400,000	423,250

		5,033,416

Utilities - 3.5%
Electric - 3.4%
AES Corp.
4.00%, 3/15/21	100,000	100,875
4.50%, 3/15/23	50,000	50,437
4.875%, 5/15/23	410,000	412,772
5.50%, 4/15/25	185,000	191,512
6.00%, 5/15/26	225,000	236,250
5.125%, 9/1/27	200,000	205,000
Calpine Corp.
6.00%, 1/15/22, 144A	250,000	252,812
5.875%, 1/15/24, 144A	200,000	202,190
NextEra Energy Operating Partners LP
4.25%, 9/15/24, 144A	325,000	324,188
4.50%, 9/15/27, 144A	105,000	102,244
NRG Energy, Inc.
7.25%, 5/15/26	300,000	324,750
6.625%, 1/15/27	471,000	502,792
5.75%, 1/15/28	256,000	268,160
5.25%, 6/15/29, 144A	250,000	257,230
Vistra Energy Corp.
5.875%, 6/1/23	200,000	204,750
7.625%, 11/1/24	342,000	360,622
Vistra Operations Co. LLC
5.50%, 9/1/26, 144A	375,000	385,313
5.625%, 2/15/27, 144A	450,000	464,490

		4,846,387

Gas - 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	225,000	234,000

TOTAL CORPORATE BONDS (Cost $141,002,696)		141,272,066

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(b)(c) (Cost $1,998,590)	1,998,590	1,998,590

CASH EQUIVALENTS - 1.6%
DWS Government Money Market Series “Institutional Shares”, 2.35%(b) (Cost $2,286,055)	2,286,055	2,286,055

TOTAL INVESTMENTS - 101.5% (Cost $145,287,341)		$145,556,711
Other assets and liabilities, net - (1.5%)		(2,079,771)

NET ASSETS - 100.0%		$143,476,940

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(b)(c)
2,990,054	—	(991,464)(d)	—	—	11,706	—	1,998,590	1,998,590
CASH EQUIVALENTS — 1.6%
DWS Government Money Market Series “Institutional Shares”, 2.35%(b)
—	16,153,136	(13,867,081)	—	—	25,803	—	2,286,055	2,286,055

2,990,054	16,153,136	(14,858,545)	—	—	37,509	—	4,284,645	4,284,645

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $1,937,233, which is 1.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(e)	$—	$141,272,066	$—	$141,272,066
Short-Term Investments(e)	4,284,645	—	—	4,284,645

TOTAL	$4,284,645	$141,272,066	$—	$145,556,711

(e)	See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

May 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.3%
Basic Materials - 4.9%
Chemicals - 2.3%
Ashland LLC
4.75%, 8/15/22	$57,000	$58,924
CF Industries, Inc.
7.125%, 5/1/20	62,000	63,766
3.45%, 6/1/23	50,000	48,812
Chemours Co.
6.625%, 5/15/23	54,000	54,000
Momentive Performance Materials, Inc.
3.88%, 10/24/21	65,000	73,418
NOVA Chemicals Corp., 144A
5.25%, 8/1/23	27,000	26,359
OCI NV, 144A
6.625%, 4/15/23	44,000	45,100
PolyOne Corp.
5.25%, 3/15/23	32,000	33,160
WR Grace & Co.-Conn, 144A
5.125%, 10/1/21	99,000	100,703

		504,242

Iron/Steel - 0.5%
AK Steel Corp.
7.625%, 10/1/21(a)	31,000	30,070
Allegheny Technologies, Inc.
5.95%, 1/15/21	29,000	28,919
7.875%, 8/15/23	27,000	28,443
Steel Dynamics, Inc.
5.125%, 10/1/21	38,000	38,143

		125,575

Mining - 2.1%
Aleris International, Inc., 144A
10.75%, 7/15/23(a)	40,000	41,900
FMG Resources August 2006 Pty Ltd., 144A
4.75%, 5/15/22	61,000	61,382
Freeport-McMoRan, Inc.
4.00%, 11/14/21	79,000	79,691
3.55%, 3/1/22	101,000	99,106
6.875%, 2/15/23	39,000	40,901
3.875%, 3/15/23	102,000	98,430
Joseph T Ryerson & Son, Inc., 144A
11.00%, 5/15/22	32,000	33,770

		455,180

Communications - 24.6%
Advertising - 0.5%
Lamar Media Corp.
5.00%, 5/1/23	49,000	49,980
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.25%, 2/15/22	58,000	58,755

		108,735

Internet - 1.3%
Netflix, Inc.
5.375%, 2/1/21	27,000	27,807
5.50%, 2/15/22	38,000	39,710
Symantec Corp.
4.20%, 9/15/20	40,000	40,246
3.95%, 6/15/22	22,000	21,843
VeriSign, Inc.
4.625%, 5/1/23	79,000	79,964
Zayo Group LLC / Zayo Capital, Inc.
6.00%, 4/1/23	75,000	77,250

		286,820

Media - 10.9%
Altice Financing SA, 144A
6.625%, 2/15/23	100,000	101,750
Altice Luxembourg SA, 144A
7.75%, 5/15/22	225,000	229,500
AMC Networks, Inc.
4.75%, 12/15/22	58,000	58,490
5.00%, 4/1/24	100,000	99,595
Cablevision Systems Corp.
8.00%, 4/15/20	27,000	27,878
5.875%, 9/15/22	20,000	20,744
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 9/30/22	166,000	168,419
4.00%, 3/1/23, 144A	150,000	148,830
5.875%, 4/1/24, 144A	100,000	103,375
Clear Channel Worldwide Holdings, Inc.
Series B, 6.50%, 11/15/22	106,000	108,650
Series A, 6.50%, 11/15/22	40,000	40,988
9.25%, 2/15/24, 144A	139,000	148,688
CSC Holdings LLC
6.75%, 11/15/21	79,000	84,431
5.125%, 12/15/21, 144A	30,000	30,000
5.375%, 7/15/23, 144A	50,000	50,875
DISH DBS Corp.
7.875%, 9/1/19	71,000	71,647
5.125%, 5/1/20	158,000	159,188
6.75%, 6/1/21	107,000	110,745
5.875%, 7/15/22	106,000	104,574
5.00%, 3/15/23(a)	80,000	75,100
Quebecor Media, Inc.
5.75%, 1/15/23	69,000	72,343
Sinclair Television Group, Inc.
5.375%, 4/1/21	79,000	79,198

Sirius XM Radio, Inc., 144A
3.875%, 8/1/22	105,000	104,738
TEGNA, Inc.
6.375%, 10/15/23	35,000	35,963
Tribune Media Co.
5.875%, 7/15/22	92,000	93,467
Univision Communications, Inc., 144A
5.125%, 5/15/23	64,000	60,800

		2,389,976

Telecommunications - 11.9%
Anixter, Inc.
5.125%, 10/1/21	45,000	46,081
CenturyLink, Inc.
Series V, 5.625%, 4/1/20	54,000	54,934
Series S, 6.45%, 6/15/21	66,000	68,805
Series T, 5.80%, 3/15/22	74,000	75,458
Series W, 6.75%, 12/1/23	40,000	41,962
Series Y, 7.50%, 4/1/24(a)	50,000	53,500
CommScope, Inc.
5.00%, 6/15/21, 144A	82,000	81,795
5.50%, 3/1/24, 144A	66,000	66,660
Consolidated Communications, Inc.
6.50%, 10/1/22(a)	32,000	29,360
Frontier Communications Corp.
8.75%, 4/15/22	27,000	18,833
10.50%, 9/15/22	117,000	85,703
7.125%, 1/15/23	46,000	28,290
7.625%, 4/15/24	50,000	29,250
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 144A
9.875%, 5/1/24	50,000	51,125
Hughes Satellite Systems Corp.
6.50%, 6/15/19	53,000	53,001
7.625%, 6/15/21	49,000	52,140
Inmarsat Finance PLC, 144A
4.875%, 5/15/22	50,000	50,535
Intelsat Connect Finance SA, 144A
9.50%, 2/15/23	66,000	57,915
Intelsat Jackson Holdings SA
9.50%, 9/30/22, 144A	49,000	56,840
5.50%, 8/1/23	106,000	95,400
Intelsat Luxembourg SA
7.75%, 6/1/21(a)	22,000	21,285
8.125%, 6/1/23(a)	54,000	39,296
Level 3 Financing, Inc.
5.375%, 8/15/22	54,000	54,338
5.625%, 2/1/23	27,000	27,169
5.125%, 5/1/23	53,000	53,148
5.375%, 1/15/24	49,000	49,245
Level 3 Parent LLC
5.75%, 12/1/22	32,000	32,160
Nokia OYJ
3.375%, 6/12/22(a)	27,000	26,933
Qwest Corp.
6.75%, 12/1/21	51,000	53,892
Sprint Communications, Inc.
7.00%, 3/1/20, 144A	54,000	55,418
7.00%, 8/15/20	80,000	83,000
11.50%, 11/15/21	54,000	61,622
6.00%, 11/15/22	121,000	123,761
Sprint Corp.
7.25%, 9/15/21	120,000	126,450
7.875%, 9/15/23	226,000	242,950
Telecom Italia Capital SA
7.175%, 6/18/19	23,000	23,086
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	54,000	55,073
T-Mobile USA, Inc.
4.00%, 4/15/22	79,000	79,790
6.00%, 3/1/23	56,000	57,330
VEON Holdings BV, 144A
3.95%, 6/16/21	200,000	199,842
WTT Investment Ltd., 144A
5.50%, 11/21/22	50,000	51,628

		2,615,003

Consumer, Cyclical - 12.5%
Airlines - 0.8%
American Airlines Group, Inc.
5.50%, 10/1/19, 144A	40,000	40,350
4.625%, 3/1/20, 144A	77,000	77,578
Virgin Australia Holdings Ltd., 144A
8.50%, 11/15/19	52,000	52,975

		170,903

Auto Manufacturers - 1.4%
Fiat Chrysler Automobiles NV
4.50%, 4/15/20	100,000	100,875
5.25%, 4/15/23	50,000	52,063
Jaguar Land Rover Automotive PLC
4.25%, 11/15/19, 144A	50,000	49,875
3.50%, 3/15/20, 144A(a)	100,000	98,875

		301,688

Auto Parts & Equipment - 0.5%
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	40,000	40,550
Goodyear Tire & Rubber Co.
5.125%, 11/15/23(a)	79,000	78,704

		119,254

Distribution/Wholesale - 0.3%
LKQ Corp.
4.75%, 5/15/23	60,000	60,300

Entertainment - 0.8%
Cinemark USA, Inc.
5.125%, 12/15/22	22,000	22,292
4.875%, 6/1/23	40,000	40,350
International Game Technology PLC, 144A
6.25%, 2/15/22	90,000	93,600
Scientific Games International, Inc.
10.00%, 12/1/22	19,000	19,997

		176,239

Food Service - 0.2%
Aramark Services, Inc.
5.125%, 1/15/24	45,000	45,666

Home Builders - 1.6%
Beazer Homes USA, Inc.
8.75%, 3/15/22	27,000	28,040
K Hovnanian Enterprises, Inc., 144A
10.00%, 7/15/22	23,000	19,263
KB Home
7.00%, 12/15/21	24,000	25,506
Lennar Corp.
4.50%, 11/15/19	20,000	20,125
4.125%, 1/15/22	76,000	76,627
4.75%, 11/15/22	40,000	41,300
4.50%, 4/30/24	50,000	50,625
Mattamy Group Corp., 144A
6.875%, 12/15/23	40,000	41,200
Toll Brothers Finance Corp.
4.375%, 4/15/23(a)	56,000	57,243

		359,929

Home Furnishings - 0.1%
Tempur Sealy International, Inc.
5.625%, 10/15/23	24,000	24,302

Leisure Time - 0.4%
24 Hour Fitness Worldwide, Inc., 144A
8.00%, 6/1/22(a)	27,000	26,258
Sabre GLBL, Inc., 144A
5.375%, 4/15/23	58,000	58,735

		84,993

Lodging - 2.7%
Boyd Gaming Corp.
6.875%, 5/15/23	40,000	41,400
Diamond Resorts International, Inc., 144A
7.75%, 9/1/23(a)	27,000	26,904
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A
6.75%, 11/15/21	79,000	81,050
MGM Resorts International
6.625%, 12/15/21	79,000	84,431
7.75%, 3/15/22	58,000	64,090
6.00%, 3/15/23	66,000	69,465
Studio City Co. Ltd., 144A
7.25%, 11/30/21	100,000	103,625
Wyndham Destinations, Inc.
4.25%, 3/1/22	80,000	79,744
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A
4.25%, 5/30/23	49,000	48,265

		598,974

Retail - 3.6%
1011778 BC ULC / New Red Finance, Inc.
4.625%, 1/15/22, 144A	66,000	66,165
4.25%, 5/15/24, 144A	75,000	74,344
Ferrellgas LP / Ferrellgas Finance Corp.
6.50%, 5/1/21(a)	27,000	24,030
6.75%, 1/15/22(a)	25,000	22,000
6.75%, 6/15/23(a)	27,000	23,456
Group 1 Automotive, Inc.
5.00%, 6/1/22	40,000	40,250
JC Penney Corp., Inc., 144A
5.875%, 7/1/23	52,000	41,938
L Brands, Inc.
6.625%, 4/1/21	40,000	41,950
5.625%, 2/15/22	50,000	51,500
Neiman Marcus Group Ltd. LLC, 144A
8.00%, 10/15/21	51,000	26,520
Penske Automotive Group, Inc.
5.75%, 10/1/22	79,000	80,185
PetSmart, Inc., 144A
7.125%, 3/15/23	101,000	90,617
QVC, Inc.
5.125%, 7/2/22	119,000	123,348
Rite Aid Corp., 144A
6.125%, 4/1/23	93,000	76,609

		782,912

Storage / Warehousing - 0.1%
Algeco Global Finance PLC, 144A
8.00%, 2/15/23	25,000	25,375

Consumer, Non-cyclical - 16.2%
Commercial Services - 4.0%
Ahern Rentals, Inc., 144A
7.375%, 5/15/23	30,000	26,400
APX Group, Inc.
8.75%, 12/1/20(a)	25,000	23,500
7.875%, 12/1/22	92,000	85,330
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 4/1/23(a)	63,000	63,472
Herc Rentals, Inc., 144A
7.50%, 6/1/22	23,000	23,805
Hertz Corp.
5.875%, 10/15/20	38,000	37,834
7.375%, 1/15/21	27,000	26,899
7.625%, 6/1/22, 144A	66,000	67,072
6.25%, 10/15/22	32,000	30,657
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A
6.375%, 8/1/23	59,000	60,044
Nielsen Co. Luxembourg SARL, 144A
5.50%, 10/1/21	33,000	33,165
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 10/1/20	40,000	40,008
5.00%, 4/15/22, 144A	123,000	122,274
Prime Security Services Borrower LLC / Prime Finance, Inc.
9.25%, 5/15/23, 144A	87,000	91,296
5.25%, 4/15/24, 144A	75,000	73,783
United Rentals North America, Inc.
4.625%, 7/15/23	54,000	55,148
WEX, Inc., 144A
4.75%, 2/1/23	22,000	22,000

		882,687

Cosmetics/Personal Care - 0.6%
Avon Products, Inc.
7.00%, 3/15/23(a)	26,000	26,447
Edgewell Personal Care Co.
4.70%, 5/24/22	79,000	79,140
Revlon Consumer Products Corp.
5.75%, 2/15/21	27,000	24,300

		129,887

Food - 0.4%
B&G Foods, Inc.
4.625%, 6/1/21	40,000	40,050
JBS Investments GmbH, 144A
6.25%, 2/5/23	50,000	50,812

		90,862

Healthcare-Products - 1.2%
Hill-Rom Holdings, Inc., 144A
5.75%, 9/1/23	63,000	64,733
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
4.875%, 4/15/20, 144A	28,000	27,012
5.75%, 8/1/22, 144A(a)	79,000	64,756
5.625%, 10/15/23, 144A(a)	40,000	27,600
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A
6.625%, 5/15/22	69,000	64,687
Sotera Health Holdings LLC, 144A
6.50%, 5/15/23	24,000	24,120

		272,908

Healthcare-Services - 7.8%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	35,000	35,219
Centene Corp.
5.625%, 2/15/21	101,000	102,262
4.75%, 5/15/22	92,000	93,238
CHS/Community Health Systems, Inc.
5.125%, 8/1/21(a)	84,000	82,530
6.875%, 2/1/22(a)	140,000	93,800
6.25%, 3/31/23	165,000	157,732
11.00%, 6/30/23, 144A(a)	94,000	75,877
8.625%, 1/15/24, 144A	56,000	56,140
DaVita, Inc.
5.75%, 8/15/22	99,000	100,114
HCA Healthcare, Inc.
6.25%, 2/15/21	54,000	56,363
HCA, Inc.
7.50%, 2/15/22	107,000	117,299
5.875%, 5/1/23	66,000	70,249
MEDNAX, Inc., 144A
5.25%, 12/1/23	50,000	50,000
Molina Healthcare, Inc.
5.375%, 11/15/22	38,000	38,891
Quorum Health Corp.
11.625%, 4/15/23(a)	22,000	19,085
RegionalCare Hospital Partners Holdings, Inc., 144A
8.25%, 5/1/23	74,000	78,329
Tenet Healthcare Corp.
4.75%, 6/1/20	27,000	27,270
6.00%, 10/1/20	96,000	98,981
4.50%, 4/1/21	46,000	46,460
4.375%, 10/1/21	57,000	57,718
8.125%, 4/1/22	149,000	156,320
6.75%, 6/15/23	100,000	99,875

		1,713,752

Household Products/Wares - 0.5%
Prestige Brands, Inc.
5.375%, 12/15/21, 144A	50,000	50,188
6.375%, 3/1/24, 144A	50,000	51,625

		101,813

Pharmaceuticals - 1.7%
Bausch Health Cos., Inc.
6.50%, 3/15/22, 144A	66,000	68,324
5.50%, 3/1/23, 144A	32,000	32,200
5.875%, 5/15/23, 144A	54,000	54,472
7.00%, 3/15/24, 144A	50,000	52,344
Elanco Animal Health, Inc., 144A
4.272%, 8/28/23	89,000	93,452
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A
6.00%, 7/15/23	100,000	72,250

		373,042

Energy - 11.2%
Coal - 0.1%
Peabody Energy Corp., 144A
6.00%, 3/31/22	27,000	26,730

Energy-Alternate Sources - 0.4%
TerraForm Power Operating LLC, 144A
4.25%, 1/31/23	79,000	76,827

Oil & Gas - 7.8%
Antero Resources Corp.
5.375%, 11/1/21	54,000	54,015
5.125%, 12/1/22	94,000	93,177
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A
10.00%, 4/1/22	52,000	55,439
Baytex Energy Corp., 144A
5.125%, 6/1/21	40,000	39,700
Bruin E&P Partners LLC, 144A
8.875%, 8/1/23	32,000	28,880
California Resources Corp., 144A
8.00%, 12/15/22(a)	113,000	79,383
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.50%, 4/15/21	49,000	46,918
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23(a)	35,000	32,550
Chesapeake Energy Corp.
4.875%, 4/15/22	24,000	23,160
Citgo Holding, Inc., 144A
10.75%, 2/15/20	112,000	115,220
CITGO Petroleum Corp., 144A
6.25%, 8/15/22	39,000	39,049
CNX Resources Corp.
5.875%, 4/15/22	47,000	45,302
Denbury Resources, Inc.
9.25%, 3/31/22, 144A	24,000	23,280
7.50%, 2/15/24, 144A	45,000	39,263
EP Energy LLC / Everest Acquisition Finance, Inc., 144A
9.375%, 5/1/24	50,000	16,250
Extraction Oil & Gas, Inc., 144A
7.375%, 5/15/24	25,000	21,625
MEG Energy Corp.
6.375%, 1/30/23, 144A	43,000	38,109
7.00%, 3/31/24, 144A	60,000	53,850
Murphy Oil Corp.
4.20%, 12/1/22	79,000	77,760
Nabors Industries, Inc.
5.00%, 9/15/20	37,000	37,648
4.625%, 9/15/21	38,000	36,765
5.50%, 1/15/23(a)	32,000	28,230
Oasis Petroleum, Inc.
6.875%, 3/15/22	49,000	47,555
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/23	27,000	27,675
QEP Resources, Inc.
5.375%, 10/1/22	27,000	26,021
5.25%, 5/1/23	32,000	30,320
Range Resources Corp.
5.00%, 8/15/22	49,000	46,526
5.00%, 3/15/23	40,000	37,500
Rowan Cos., Inc.
4.875%, 6/1/22(a)	33,000	30,030
Sable Permian Resources Land LLC / AEPB Finance Corp., 144A
13.00%, 11/30/20	25,000	24,000
Sanchez Energy Corp., 144A
7.25%, 2/15/23(a)	27,000	22,950
Seven Generations Energy Ltd.
6.75%, 5/1/23, 144A	45,000	45,450
6.875%, 6/30/23, 144A	45,000	45,563
SM Energy Co.
6.125%, 11/15/22	26,000	25,285
5.00%, 1/15/24(a)	27,000	23,760
Sunoco LP / Sunoco Finance Corp.
4.875%, 1/15/23	54,000	54,552
Transocean, Inc., 144A
9.00%, 7/15/23	57,000	58,778
Whiting Petroleum Corp.
5.75%, 3/15/21	47,000	46,638
6.25%, 4/1/23(a)	22,000	21,368

WPX Energy, Inc.
6.00%, 1/15/22	79,000	80,556

		1,720,100

Oil & Gas Services - 0.6%
KCA Deutag UK Finance PLC, 144A
9.625%, 4/1/23	50,000	37,500
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 144A
10.625%, 5/1/24	75,000	64,015
SESI LLC
7.125%, 12/15/21	43,000	32,250

		133,765

Pipelines - 2.3%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A
6.125%, 11/15/22	79,000	79,000
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.25%, 4/1/23	38,000	38,505
DCP Midstream Operating LP
5.35%, 3/15/20, 144A	45,000	45,619
3.875%, 3/15/23	44,000	43,560
Genesis Energy LP / Genesis Energy Finance Corp.
6.75%, 8/1/22(a)	89,000	88,889
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/1/23	33,000	33,667
NGPL PipeCo LLC, 144A
4.375%, 8/15/22	38,000	38,606
NuStar Logistics LP
4.80%, 9/1/20	79,000	79,987
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A
4.75%, 10/1/23	27,000	27,237
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.25%, 11/15/23(a)	31,000	30,535

		505,605

Financial - 11.3%
Banks - 0.9%
CIT Group, Inc.
4.125%, 3/9/21	50,000	50,501
5.00%, 8/15/22	61,000	63,411
5.00%, 8/1/23	79,000	82,357

		196,269

Diversified Financial Services - 5.3%
Ally Financial, Inc.
3.75%, 11/18/19	87,000	87,152
8.00%, 3/15/20	53,000	54,921
4.125%, 3/30/20	40,000	40,200
7.50%, 9/15/20	25,000	26,250
4.125%, 2/13/22	35,000	35,312
4.625%, 5/19/22	20,000	20,450
Blackstone CQP Holdco LP, 144A
6.50%, 3/20/21	99,000	99,458
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A
7.50%, 4/15/21	25,000	25,469
Jefferies Finance LLC / JFIN Co-Issuer Corp., 144A
7.375%, 4/1/20	50,000	50,000
Nationstar Mortgage Holdings, Inc., 144A
8.125%, 7/15/23	61,000	61,000
Navient Corp.
Series MTN, 4.875%, 6/17/19	36,000	36,020
Series MTN, 8.00%, 3/25/20	80,000	82,500
5.00%, 10/26/20	27,000	27,371
5.875%, 3/25/21	79,000	80,853
Series MTN, 7.25%, 1/25/22	40,000	42,331
6.50%, 6/15/22	54,000	56,295
5.50%, 1/25/23	40,000	40,040
7.25%, 9/25/23	40,000	42,138
Series MTN, 6.125%, 3/25/24	45,000	45,450
Springleaf Finance Corp.
7.75%, 10/1/21	35,000	37,844
6.125%, 5/15/22	79,000	82,950
5.625%, 3/15/23	47,000	48,351
6.125%, 3/15/24	45,000	46,800

		1,169,155

Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc., 144A
8.125%, 2/15/24	60,000	61,762
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A
8.25%, 8/1/23	60,000	61,500
Ardonagh Midco 3 PLC, 144A
8.625%, 7/15/23(a)	25,000	22,875
Genworth Holdings, Inc.
7.625%, 9/24/21	38,000	36,765

		182,902

Real Estate - 0.6%
Kennedy-Wilson, Inc.
5.875%, 4/1/24	60,000	60,008

Realogy Group LLC / Realogy Co.-Issuer Corp.
5.25%, 12/1/21, 144A	30,000	29,775
4.875%, 6/1/23, 144A(a)	44,000	40,612

		130,395

Real Estate Investment Trusts - 2.4%
CBL & Associates LP
5.25%, 12/1/23(a)	24,000	16,680
CyrusOne LP / CyrusOne Finance Corp.
5.00%, 3/15/24	50,000	50,485
Equinix, Inc.
5.375%, 1/1/22	40,000	41,050
5.375%, 4/1/23	54,000	54,929
Iron Mountain, Inc.
4.375%, 6/1/21, 144A	27,000	27,034
6.00%, 8/15/23	32,000	32,720
iStar, Inc.
4.625%, 9/15/20	58,000	58,362
5.25%, 9/15/22	32,000	32,200
SBA Communications Corp.
4.875%, 7/15/22	40,000	40,348
4.00%, 10/1/22	40,000	39,985
Starwood Property Trust, Inc.
5.00%, 12/15/21	55,000	55,455
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.00%, 4/15/23, 144A	30,000	28,125
8.25%, 10/15/23	58,000	52,019

		529,392

Venture Capital - 1.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.875%, 2/1/22	198,000	200,475
6.25%, 2/1/22	79,000	80,679

		281,154

Industrial - 9.2%
Aerospace/Defense - 2.1%
Arconic, Inc.
6.15%, 8/15/20	45,000	46,247
5.40%, 4/15/21	66,000	67,628
5.87%, 2/23/22	37,000	38,589
Bombardier, Inc.
5.75%, 3/15/22, 144A(a)	107,000	106,788
6.00%, 10/15/22, 144A	64,000	62,701
6.125%, 1/15/23, 144A	66,000	64,330
TransDigm, Inc.
6.00%, 7/15/22	61,000	61,458

		447,741

Building Materials - 0.4%
Griffon Corp.
5.25%, 3/1/22	54,000	53,932
Summit Materials LLC / Summit Materials Finance Corp.
6.125%, 7/15/23	35,000	35,438

		89,370

Electronics - 0.8%
ADT Security Corp.
6.25%, 10/15/21	54,000	56,700
3.50%, 7/15/22	50,000	48,625
4.125%, 6/15/23	38,000	36,907
Sensata Technologies BV, 144A
4.875%, 10/15/23	40,000	40,850

		183,082

Engineering & Construction - 0.2%
MasTec, Inc.
4.875%, 3/15/23	45,000	45,619

Environmental Control - 0.3%
Clean Harbors, Inc.
5.125%, 6/1/21	50,000	50,188
GFL Environmental, Inc., 144A
5.375%, 3/1/23	22,000	21,560

		71,748

Hand/Machine Tools - 0.2%
Colfax Corp., 144A
6.00%, 2/15/24	50,000	51,854

Packaging & Containers - 4.3%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144A
4.625%, 5/15/23	100,000	100,125
Ball Corp.
5.00%, 3/15/22	40,000	41,588
4.00%, 11/15/23	100,000	100,875
Berry Global, Inc.
5.50%, 5/15/22	27,000	27,304
6.00%, 10/15/22	22,000	22,440
BWAY Holding Co., 144A
5.50%, 4/15/24	100,000	98,135
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	56,000	56,833
Graphic Packaging International LLC
4.75%, 4/15/21	40,000	40,750
Owens-Brockway Glass Container, Inc., 144A
5.00%, 1/15/22	65,000	66,219

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/20	162,810	163,266
5.125%, 7/15/23, 144A	85,000	85,123
Sealed Air Corp.
6.50%, 12/1/20, 144A	55,000	56,925
4.875%, 12/1/22, 144A(a)	79,000	81,666

		941,249

Transportation - 0.7%
Hornbeck Offshore Services, Inc.
5.00%, 3/1/21	24,000	13,680
Kenan Advantage Group, Inc., 144A
7.875%, 7/31/23	40,000	38,000
XPO Logistics, Inc.
6.50%, 6/15/22, 144A	64,000	65,232
6.125%, 9/1/23, 144A	29,000	29,259

		146,171

Trucking & Leasing - 0.2%
Fortress Transportation & Infrastructure Investors LLC, 144A
6.75%, 3/15/22	38,000	38,380

Technology - 7.1%
Computers - 2.3%
Dell International LLC / EMC Corp., 144A
5.875%, 6/15/21	86,000	87,271
Dell, Inc.
5.875%, 6/15/19	32,000	32,056
Diebold Nixdorf, Inc.
8.50%, 4/15/24(a)	25,000	22,000
EMC Corp.
2.65%, 6/1/20	124,000	122,671
3.375%, 6/1/23(a)	54,000	52,460
Exela Intermediate LLC / Exela Finance, Inc., 144A
10.00%, 7/15/23	54,000	43,065
Harland Clarke Holdings Corp.
9.25%, 3/1/21, 144A(a)	38,000	37,153
8.375%, 8/15/22, 144A	40,000	34,200
NCR Corp.
5.00%, 7/15/22	32,000	32,071
6.375%, 12/15/23	38,000	38,915

		501,862

Office/Business Equipment - 1.3%
CDW LLC / CDW Finance Corp.
5.00%, 9/1/23	58,000	58,957
Pitney Bowes, Inc.
4.95%, 4/1/23	79,000	74,062
Xerox Corp.
5.625%, 12/15/19	89,000	89,890
4.125%, 3/15/23	69,000	68,483

		291,392

Software - 3.5%
First Data Corp.
5.375%, 8/15/23, 144A	145,000	147,157
5.00%, 1/15/24, 144A	134,000	137,015
Infor US, Inc.
6.50%, 5/15/22	119,000	120,821
Informatica LLC, 144A
7.125%, 7/15/23	35,000	35,437
IQVIA, Inc., 144A
4.875%, 5/15/23	43,000	43,806
Open Text Corp., 144A
5.625%, 1/15/23	43,000	43,758
TIBCO Software, Inc., 144A
11.375%, 12/1/21	119,000	125,917
Veritas US, Inc. / Veritas Bermuda Ltd., 144A
7.50%, 2/1/23	110,000	102,850

		756,761

Utilities - 1.3%
Electric - 1.3%
AES Corp.
4.50%, 3/15/23	27,000	27,236
4.875%, 5/15/23	64,000	64,433
Calpine Corp.
6.00%, 1/15/22, 144A	40,000	40,450
5.375%, 1/15/23	66,000	65,422
5.875%, 1/15/24, 144A	50,000	50,547
5.50%, 2/1/24	35,000	34,038

		282,126

TOTAL CORPORATE BONDS (Cost $21,836,903)		21,600,666

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 8.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(b)(c) (Cost $1,793,795)	1,793,795	1,793,795

CASH EQUIVALENTS - 1.7%
DWS Government Money Market Series “Institutional Shares”, 2.35%(b) (Cost $363,098)	363,098	363,098

TOTAL INVESTMENTS - 108.2% (Cost $23,993,796)		$23,757,559
Other assets and liabilities, net - (8.2%)		(1,797,451)

NET ASSETS - 100.0%		$21,960,108

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
SECURITIES LENDING COLLATERAL — 8.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(b)(c)
2,437,670	—	(643,875)(d)	—	—	25,498	—	1,793,795	1,793,795
CASH EQUIVALENTS — 1.7%
DWS Government Money Market Series “Institutional Shares”, 2.35%(b)
—	6,746,420	(6,383,322)	—	—	5,254	—	363,098	363,098

2,437,670	6,746,420	(7,027,197)	—	—	30,752	—	2,156,893	2,156,893

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $1,792,462, which is 8.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $88,199.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(e)	$—	$21,600,666	$—	$21,600,666
Short-Term Investments(e)	2,156,893	—	—	2,156,893

TOTAL	$2,156,893	$21,600,666	$—	$23,757,559

(e)	See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

May 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.1%
Basic Materials - 4.0%
Chemicals - 1.9%
Ashland LLC
4.75%, 8/15/22	$3,593,000	$3,714,264
Blue Cube Spinco LLC
9.75%, 10/15/23	1,847,000	2,036,317
10.00%, 10/15/25	2,345,000	2,641,056
CF Industries, Inc.
3.45%, 6/1/23	2,268,000	2,214,135
Chemours Co.
6.625%, 5/15/23	2,764,000	2,764,000
7.00%, 5/15/25	2,578,000	2,584,445
5.375%, 5/15/27	1,530,000	1,392,300
Consolidated Energy Finance SA
6.875%, 6/15/25, 144A	2,256,000	2,278,560
6.50%, 5/15/26, 144A	889,000	882,332
Element Solutions, Inc., 144A
5.875%, 12/1/25	2,445,000	2,490,844
INEOS Group Holdings SA, 144A
5.625%, 8/1/24(a)	1,496,000	1,462,340
Momentive Performance Materials, Inc.
3.88%, 10/24/21	3,911,000	4,417,475
NOVA Chemicals Corp.
5.25%, 8/1/23, 144A	1,703,000	1,662,554
4.875%, 6/1/24, 144A	3,529,000	3,317,260
5.00%, 5/1/25, 144A	1,768,000	1,637,610
5.25%, 6/1/27, 144A	3,340,000	3,051,925
OCI NV, 144A
6.625%, 4/15/23	1,749,000	1,792,725
Olin Corp.
5.125%, 9/15/27(a)	1,411,000	1,399,994
5.00%, 2/1/30	1,844,000	1,781,765
PolyOne Corp.
5.25%, 3/15/23	1,531,000	1,586,499
PQ Corp., 144A
6.75%, 11/15/22	2,185,000	2,264,206
SPCM SA, 144A
4.875%, 9/15/25	1,783,000	1,738,425
Starfruit Finco BV / Starfruit US Holdco LLC, 144A
8.00%, 10/1/26(a)	2,000,000	1,965,000
WR Grace & Co.-Conn, 144A
5.125%, 10/1/21	2,198,000	2,235,806

		53,311,837

Iron/Steel - 0.6%
AK Steel Corp.
7.625%, 10/1/21(a)	1,266,000	1,228,020
Allegheny Technologies, Inc.
5.95%, 1/15/21	1,580,000	1,575,576
7.875%, 8/15/23	1,688,000	1,778,240
Cleveland-Cliffs, Inc.
4.875%, 1/15/24, 144A	1,276,000	1,272,810
5.75%, 3/1/25	857,000	837,718
5.875%, 6/1/27, 144A	2,600,000	2,424,500
Steel Dynamics, Inc.
5.125%, 10/1/21	1,793,000	1,799,724
5.25%, 4/15/23	1,258,000	1,273,725
5.50%, 10/1/24	1,587,000	1,620,311
United States Steel Corp.
6.875%, 8/15/25(a)	2,300,000	2,002,150
6.25%, 3/15/26	2,086,000	1,720,950

		17,533,724

Mining - 1.5%
Alcoa Nederland Holding BV
6.75%, 9/30/24, 144A	2,395,000	2,454,875
7.00%, 9/30/26, 144A	1,834,000	1,930,285
6.125%, 5/15/28, 144A	1,479,000	1,490,092
Aleris International, Inc., 144A
10.75%, 7/15/23(a)	1,072,000	1,122,920
Constellium NV
5.75%, 5/15/24, 144A	740,000	749,250
6.625%, 3/1/25, 144A(a)	3,199,000	3,254,982
5.875%, 2/15/26, 144A	1,350,000	1,333,125
FMG Resources August 2006 Pty Ltd.
4.75%, 5/15/22, 144A	2,448,000	2,463,300
5.125%, 3/15/23, 144A	1,840,000	1,863,000
5.125%, 5/15/24, 144A	2,014,000	2,028,038
Freeport-McMoRan, Inc.
4.00%, 11/14/21	2,304,000	2,324,160
3.55%, 3/1/22	3,854,000	3,781,737
6.875%, 2/15/23	3,274,000	3,433,608
3.875%, 3/15/23	5,832,000	5,627,880
4.55%, 11/14/24(a)	3,610,000	3,497,187
Hudbay Minerals, Inc.
7.25%, 1/15/23, 144A	886,000	895,968
7.625%, 1/15/25, 144A	2,221,000	2,215,448
Joseph T Ryerson & Son, Inc., 144A
11.00%, 5/15/22	2,109,000	2,225,654

		42,691,509

Communications - 24.3%
Advertising - 0.4%
Acosta, Inc., 144A
7.75%, 10/1/22	2,054,000	359,450
Lamar Media Corp.
5.00%, 5/1/23	1,645,000	1,677,900
5.375%, 1/15/24	1,729,000	1,773,954
5.75%, 2/1/26	1,396,000	1,464,935

Outfront Media Capital LLC / Outfront Media Capital Corp.
5.25%, 2/15/22	2,138,000	2,165,815
5.625%, 2/15/24	1,167,000	1,200,143
5.875%, 3/15/25	1,629,000	1,653,435

		10,295,632

Internet - 2.2%
Match Group, Inc., 144A
5.00%, 12/15/27	1,637,000	1,649,277
Netflix, Inc.
5.375%, 2/1/21	2,192,000	2,257,519
5.50%, 2/15/22	1,863,000	1,946,835
5.75%, 3/1/24	710,000	755,262
5.875%, 2/15/25	2,774,000	2,950,010
4.375%, 11/15/26(a)	3,195,000	3,118,256
4.875%, 4/15/28	4,962,000	4,913,422
5.875%, 11/15/28	6,299,000	6,629,697
6.375%, 5/15/29, 144A	2,509,000	2,735,086
5.375%, 11/15/29, 144A	2,600,000	2,645,500
Symantec Corp.
4.20%, 9/15/20	2,557,000	2,572,710
3.95%, 6/15/22	980,000	973,039
5.00%, 4/15/25, 144A	3,733,000	3,733,641
Uber Technologies, Inc.
7.50%, 11/1/23, 144A	1,400,000	1,466,500
8.00%, 11/1/26, 144A	4,700,000	4,987,875
VeriSign, Inc.
4.625%, 5/1/23	2,105,000	2,130,681
5.25%, 4/1/25	1,744,000	1,829,020
4.75%, 7/15/27	1,809,000	1,847,803
Zayo Group LLC / Zayo Capital, Inc.
6.00%, 4/1/23	5,099,000	5,251,970
6.375%, 5/15/25	2,724,000	2,812,530
5.75%, 1/15/27, 144A	5,329,000	5,488,870

		62,695,503

Media - 11.1%
Altice Financing SA
6.625%, 2/15/23, 144A	6,536,000	6,650,380
7.50%, 5/15/26, 144A	8,782,000	8,608,380
Altice Finco SA, 144A
8.125%, 1/15/24	1,330,000	1,359,925
Altice Luxembourg SA
7.75%, 5/15/22, 144A	9,052,000	9,233,040
7.625%, 2/15/25, 144A	4,759,000	4,399,458
10.50%, 5/15/27, 144A	4,600,000	4,608,050
AMC Networks, Inc.
4.75%, 12/15/22	2,086,000	2,103,627
5.00%, 4/1/24	2,852,000	2,840,449
4.75%, 8/1/25	2,735,000	2,683,719
Cablevision Systems Corp.
5.875%, 9/15/22	1,668,000	1,730,050
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 3/15/21	1,243,000	1,246,884
5.25%, 9/30/22	3,383,000	3,432,307
5.125%, 2/15/23	2,988,000	3,017,970
4.00%, 3/1/23, 144A	1,399,000	1,388,088
5.125%, 5/1/23, 144A	4,254,000	4,295,264
5.75%, 9/1/23	1,257,000	1,280,569
5.75%, 1/15/24	3,072,000	3,133,440
5.875%, 4/1/24, 144A	5,695,000	5,887,206
5.375%, 5/1/25, 144A	2,597,000	2,657,900
5.75%, 2/15/26, 144A	8,626,000	8,965,649
5.50%, 5/1/26, 144A	4,287,000	4,394,175
5.125%, 5/1/27, 144A	10,503,000	10,535,822
5.875%, 5/1/27, 144A	3,270,000	3,380,362
5.00%, 2/1/28, 144A	7,767,000	7,708,747
5.375%, 6/1/29, 144A	1,700,000	1,707,463
Cengage Learning, Inc., 144A
9.50%, 6/15/24(a)	1,898,000	1,769,885
Clear Channel Worldwide Holdings, Inc.
Series B, 6.50%, 11/15/22	6,480,000	6,642,000
Series A, 6.50%, 11/15/22	2,681,000	2,747,248
9.25%, 2/15/24, 144A	7,037,000	7,527,479
CSC Holdings LLC
6.75%, 11/15/21	3,467,000	3,705,356
5.125%, 12/15/21, 144A	1,919,000	1,919,000
5.125%, 12/15/21, 144A	1,769,000	1,769,000
5.375%, 7/15/23, 144A	2,335,000	2,375,862
5.25%, 6/1/24	2,574,000	2,600,512
7.75%, 7/15/25, 144A	2,339,000	2,493,959
6.625%, 10/15/25, 144A	4,549,000	4,780,772
10.875%, 10/15/25, 144A	5,678,000	6,459,009
5.50%, 5/15/26, 144A	4,334,000	4,408,545
5.50%, 4/15/27, 144A	3,715,000	3,784,656
5.375%, 2/1/28, 144A	3,706,000	3,724,530
7.50%, 4/1/28, 144A	3,400,000	3,638,000
6.50%, 2/1/29, 144A	5,335,000	5,650,165
DISH DBS Corp.
6.75%, 6/1/21	6,529,000	6,757,515
5.875%, 7/15/22	6,115,000	6,032,753
5.00%, 3/15/23	4,957,000	4,653,384
5.875%, 11/15/24	6,348,000	5,730,974
7.75%, 7/1/26	6,402,000	5,889,840
Entercom Media Corp., 144A
7.25%, 11/1/24	1,208,000	1,241,220

Gray Television, Inc.
5.125%, 10/15/24, 144A	2,225,000	2,241,020
5.875%, 7/15/26, 144A	2,347,000	2,413,772
7.00%, 5/15/27, 144A	2,182,000	2,316,717
iHeartCommunications, Inc.
6.375%, 5/1/26	2,500,000	2,609,375
8.375%, 5/1/27	4,400,000	4,625,500
Meredith Corp.
6.875%, 2/1/26	4,067,000	4,208,938
Nexstar Broadcasting, Inc.
5.875%, 11/15/22	1,066,000	1,087,000
5.625%, 8/1/24, 144A	2,720,000	2,747,200
Quebecor Media, Inc.
5.75%, 1/15/23	2,395,000	2,511,038
Sinclair Television Group, Inc.
5.375%, 4/1/21	997,000	999,492
6.125%, 10/1/22	1,768,000	1,794,520
5.625%, 8/1/24, 144A	2,028,000	2,053,350
5.125%, 2/15/27, 144A(a)	1,438,000	1,377,029
Sirius XM Radio, Inc.
3.875%, 8/1/22, 144A	3,487,000	3,478,283
4.625%, 5/15/23, 144A	1,562,000	1,577,620
6.00%, 7/15/24, 144A	4,929,000	5,084,017
5.375%, 4/15/25, 144A	3,079,000	3,112,161
5.375%, 7/15/26, 144A	2,997,000	3,029,817
5.00%, 8/1/27, 144A	4,847,000	4,792,471
TEGNA, Inc.
5.125%, 7/15/20	937,000	940,607
6.375%, 10/15/23	2,974,000	3,055,785
Telenet Finance Luxembourg Notes Sarl, 144A
5.50%, 3/1/28	2,800,000	2,772,000
Tribune Media Co.
5.875%, 7/15/22	3,727,000	3,786,446
Unitymedia GmbH, 144A
6.125%, 1/15/25	2,976,000	3,066,768
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 144A
5.00%, 1/15/25	2,796,000	2,872,890
Univision Communications, Inc.
5.125%, 5/15/23, 144A	3,189,000	3,029,550
5.125%, 2/15/25, 144A	5,225,000	4,811,023
UPC Holding BV, 144A
5.50%, 1/15/28	2,141,000	2,121,089
UPCB Finance IV Ltd., 144A
5.375%, 1/15/25	3,817,000	3,874,255
Videotron Ltd.
5.00%, 7/15/22	2,633,000	2,728,446
5.375%, 6/15/24, 144A	2,699,000	2,818,026
5.125%, 4/15/27, 144A	1,720,000	1,732,900
Virgin Media Finance PLC, 144A
6.00%, 10/15/24	1,608,000	1,650,210
Virgin Media Secured Finance PLC
5.25%, 1/15/21	1,131,000	1,166,004
5.25%, 1/15/26, 144A	3,156,000	3,152,055
5.50%, 8/15/26, 144A	2,117,000	2,133,195
5.50%, 5/15/29, 144A	2,200,000	2,191,750
Ziggo Bond Co. BV
5.875%, 1/15/25, 144A	1,256,000	1,252,860
6.00%, 1/15/27, 144A	1,768,000	1,726,010
Ziggo BV, 144A
5.50%, 1/15/27	6,660,000	6,526,800

		313,018,577

Telecommunications - 10.6%
Altice France SA
6.25%, 5/15/24, 144A	4,607,000	4,687,623
7.375%, 5/1/26, 144A	16,287,000	15,951,081
8.125%, 2/1/27, 144A	5,954,000	5,961,442
Anixter, Inc.
5.125%, 10/1/21	1,425,000	1,459,228
C&W Senior Financing DAC
7.50%, 10/15/26, 144A	1,528,000	1,570,020
6.875%, 9/15/27, 144A	3,270,000	3,270,000
CenturyLink, Inc.
Series S, 6.45%, 6/15/21	3,945,000	4,112,662
Series T, 5.80%, 3/15/22	4,130,000	4,211,361
Series W, 6.75%, 12/1/23	2,063,000	2,164,190
Series Y, 7.50%, 4/1/24(a)	4,085,000	4,370,950
5.625%, 4/1/25	1,604,000	1,555,880
Cincinnati Bell, Inc., 144A
7.00%, 7/15/24(a)	2,099,000	1,820,882
CommScope Technologies LLC
6.00%, 6/15/25, 144A	4,942,000	4,507,203
5.00%, 3/15/27, 144A	2,340,000	1,992,627
CommScope, Inc.
5.00%, 6/15/21, 144A	2,129,000	2,123,677
5.50%, 3/1/24, 144A	3,734,000	3,771,340
5.50%, 6/15/24, 144A	2,165,000	2,024,275
6.00%, 3/1/26, 144A	4,840,000	4,852,100
8.25%, 3/1/27, 144A	3,044,000	3,024,975
Consolidated Communications, Inc.
6.50%, 10/1/22	1,497,000	1,373,497
DKT Finance ApS, 144A
9.375%, 6/17/23	1,079,000	1,159,925

Frontier Communications Corp.
8.75%, 4/15/22	2,004,000	1,397,790
10.50%, 9/15/22	6,465,000	4,735,612
7.125%, 1/15/23	2,649,000	1,629,135
7.625%, 4/15/24	2,033,000	1,189,305
6.875%, 1/15/25	3,026,000	1,732,385
11.00%, 9/15/25	11,548,000	7,332,980
8.50%, 4/1/26, 144A	4,750,000	4,571,875
8.00%, 4/1/27, 144A	5,526,000	5,733,225
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 144A
9.875%, 5/1/24	2,864,000	2,928,440
GTH Finance BV, 144A
7.25%, 4/26/23	2,541,000	2,745,982
GTT Communications, Inc., 144A
7.875%, 12/31/24(a)	1,958,000	1,659,405
Hughes Satellite Systems Corp.
7.625%, 6/15/21	2,237,000	2,380,369
5.25%, 8/1/26	2,226,000	2,223,841
6.625%, 8/1/26	2,693,000	2,696,366
Inmarsat Finance PLC
4.875%, 5/15/22, 144A	2,971,000	3,002,790
6.50%, 10/1/24, 144A	1,721,000	1,813,504
Intelsat Connect Finance SA, 144A
9.50%, 2/15/23	4,305,000	3,777,638
Intelsat Jackson Holdings SA
9.50%, 9/30/22, 144A	1,598,000	1,853,680
5.50%, 8/1/23	5,810,000	5,229,000
8.00%, 2/15/24, 144A	4,248,000	4,439,160
8.50%, 10/15/24, 144A	8,899,000	8,698,772
9.75%, 7/15/25, 144A	5,545,000	5,611,651
Intelsat Luxembourg SA
7.75%, 6/1/21(a)	1,590,000	1,538,325
8.125%, 6/1/23(a)	2,872,000	2,089,983
Level 3 Financing, Inc.
6.125%, 1/15/21	993,000	1,000,448
5.375%, 8/15/22	3,414,000	3,435,338
5.625%, 2/1/23	2,472,000	2,487,450
5.125%, 5/1/23	2,482,000	2,488,950
5.375%, 1/15/24	2,966,000	2,980,830
5.375%, 5/1/25	2,585,000	2,594,694
5.25%, 3/15/26	1,996,000	1,995,401
Level 3 Parent LLC
5.75%, 12/1/22	1,708,000	1,716,540
Nokia OYJ
3.375%, 6/12/22(a)	1,927,000	1,922,183
4.375%, 6/12/27	1,470,000	1,444,275
Qwest Corp.
6.75%, 12/1/21	2,946,000	3,113,053
Sable International Finance Ltd., 144A
5.75%, 9/7/27	900,000	886,500
Sprint Communications, Inc.
7.00%, 8/15/20	4,568,000	4,739,300
11.50%, 11/15/21	3,613,000	4,122,975
6.00%, 11/15/22	7,252,000	7,417,491
Sprint Corp.
7.25%, 9/15/21	6,922,000	7,294,058
7.875%, 9/15/23	13,650,000	14,673,750
7.125%, 6/15/24	7,716,000	8,043,930
7.625%, 2/15/25	4,735,000	5,019,100
7.625%, 3/1/26	4,880,000	5,182,560
Telecom Italia SpA, 144A
5.303%, 5/30/24	4,685,000	4,649,628
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	2,806,000	2,861,755
T-Mobile USA, Inc.
4.00%, 4/15/22	1,190,000	1,201,900
6.00%, 3/1/23	3,519,000	3,602,576
6.50%, 1/15/24	1,813,000	1,876,455
6.00%, 4/15/24	4,167,000	4,338,889
6.375%, 3/1/25	6,369,000	6,616,436
5.125%, 4/15/25	1,312,000	1,338,240
6.50%, 1/15/26	6,454,000	6,825,105
4.50%, 2/1/26	3,687,000	3,650,130
5.375%, 4/15/27	1,408,000	1,470,924
4.75%, 2/1/28	4,922,000	4,895,864
VEON Holdings BV
3.95%, 6/16/21, 144A	2,300,000	2,298,183
7.504%, 3/1/22, 144A	1,148,000	1,256,727
5.95%, 2/13/23, 144A	1,482,000	1,550,943
4.95%, 6/16/24, 144A	1,276,000	1,299,759
ViaSat, Inc.
5.625%, 9/15/25, 144A	2,205,000	2,149,875
5.625%, 4/15/27, 144A	1,821,000	1,850,591
Wind Tre SpA, 144A
5.00%, 1/20/26	6,521,000	6,215,491
WTT Investment Ltd., 144A
5.50%, 11/21/22	2,009,000	2,074,430

		301,558,878

Consumer, Cyclical - 13.3%
Airlines - 0.1%
Air Canada, 144A
7.75%, 4/15/21	1,271,000	1,359,716
American Airlines Group, Inc., 144A
5.00%, 6/1/22	1,800,000	1,822,500
United Continental Holdings, Inc.
4.25%, 10/1/22	1,206,000	1,209,148

		4,391,364

Apparel - 0.2%
Hanesbrands, Inc.
4.625%, 5/15/24, 144A	2,951,000	2,943,623
4.875%, 5/15/26, 144A	2,952,000	2,913,683
Levi Strauss & Co.
5.00%, 5/1/25	1,433,000	1,468,825

		7,326,131

Auto Manufacturers - 0.8%
Allison Transmission, Inc.
5.00%, 10/1/24, 144A	3,508,000	3,497,301
4.75%, 10/1/27, 144A	1,257,000	1,211,434
5.875%, 6/1/29, 144A	1,534,000	1,551,257
Fiat Chrysler Automobiles NV
5.25%, 4/15/23	4,332,000	4,510,695
Jaguar Land Rover Automotive PLC
5.625%, 2/1/23, 144A(a)	1,336,000	1,300,930
4.50%, 10/1/27, 144A	1,841,000	1,518,825
Navistar International Corp., 144A
6.625%, 11/1/25	3,752,000	3,855,255
Tesla, Inc., 144A
5.30%, 8/15/25(a)	5,676,000	4,647,339

		22,093,036

Auto Parts & Equipment - 1.0%
Adient Global Holdings Ltd., 144A
4.875%, 8/15/26	2,834,000	2,118,415
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	1,451,000	1,470,951
6.25%, 4/1/25	2,340,000	2,255,175
6.25%, 3/15/26(a)	1,310,000	1,251,050
6.50%, 4/1/27(a)	1,401,000	1,329,199
Dana, Inc.
5.50%, 12/15/24	1,533,000	1,535,008
Goodyear Tire & Rubber Co.
5.125%, 11/15/23(a)	2,764,000	2,753,635
5.00%, 5/31/26(a)	2,873,000	2,643,160
4.875%, 3/15/27(a)	2,528,000	2,278,360
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
6.25%, 5/15/26, 144A	3,160,000	3,231,100
8.50%, 5/15/27, 144A	6,123,000	6,123,000
Tenneco, Inc.
5.00%, 7/15/26(a)	1,528,000	1,167,010

		28,156,063

Distribution/Wholesale - 0.4%
American Builders & Contractors Supply Co., Inc., 144A
5.875%, 5/15/26	1,848,000	1,884,960
Core & Main LP, 144A
6.125%, 8/15/25	1,622,000	1,609,835
HD Supply, Inc., 144A
5.375%, 10/15/26	2,506,000	2,562,385
KAR Auction Services, Inc., 144A
5.125%, 6/1/25	2,957,000	2,927,430
LKQ Corp.
4.75%, 5/15/23	1,748,000	1,756,740

		10,741,350

Entertainment - 2.1%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25(a)	1,637,000	1,493,763
5.875%, 11/15/26	1,744,000	1,539,080
6.125%, 5/15/27(a)	1,819,000	1,607,723
Caesars Resort Collection LLC / CRC Finco, Inc., 144A
5.25%, 10/15/25	5,415,000	5,309,408
Churchill Downs, Inc.
5.50%, 4/1/27, 144A	1,951,000	1,990,020
4.75%, 1/15/28, 144A	1,330,000	1,283,450
Cinemark USA, Inc.
5.125%, 12/15/22	942,000	954,500
4.875%, 6/1/23	2,744,000	2,768,010
Cirsa Finance International Sarl, 144A
7.875%, 12/20/23	1,657,000	1,723,959
Eldorado Resorts, Inc.
6.00%, 4/1/25	3,462,000	3,544,049
6.00%, 9/15/26	1,477,000	1,536,080
International Game Technology PLC
6.25%, 2/15/22, 144A	5,062,000	5,264,480
6.50%, 2/15/25, 144A	3,682,000	3,893,715
6.25%, 1/15/27, 144A	2,032,000	2,099,310
Lions Gate Capital Holdings LLC
6.375%, 2/1/24, 144A	1,891,000	1,943,003
5.875%, 11/1/24, 144A	1,622,000	1,638,220
Live Nation Entertainment, Inc., 144A
4.875%, 11/1/24	1,625,000	1,633,125
Merlin Entertainments PLC, 144A
5.75%, 6/15/26	967,000	989,966
Mohegan Gaming & Entertainment, 144A
7.875%, 10/15/24(a)	1,697,000	1,637,605
Scientific Games International, Inc.
10.00%, 12/1/22	3,350,000	3,525,875
5.00%, 10/15/25, 144A	4,155,000	4,083,866
8.25%, 3/15/26, 144A	3,561,000	3,589,987

Six Flags Entertainment Corp.
4.875%, 7/31/24, 144A	3,592,000	3,556,798
5.50%, 4/15/27, 144A	1,578,000	1,577,353

		59,183,345

Food Service - 0.3%
Aramark Services, Inc.
5.125%, 1/15/24	2,929,000	2,972,320
5.00%, 4/1/25, 144A	1,343,000	1,339,642
4.75%, 6/1/26	1,945,000	1,937,706
5.00%, 2/1/28, 144A	3,787,000	3,756,231

		10,005,899

Home Builders - 1.5%
Beazer Homes USA, Inc.
8.75%, 3/15/22	1,656,000	1,719,789
5.875%, 10/15/27	1,322,000	1,087,834
Brookfield Residential Properties, Inc., 144A
6.50%, 12/15/20	1,824,000	1,821,720
Century Communities, Inc., 144A
6.75%, 6/1/27	1,300,000	1,283,360
K Hovnanian Enterprises, Inc.
10.00%, 7/15/22, 144A	1,480,000	1,239,500
10.50%, 7/15/24, 144A	1,309,000	1,001,385
KB Home
7.00%, 12/15/21	1,407,000	1,495,317
Lennar Corp.
4.75%, 4/1/21	2,264,000	2,311,448
4.125%, 1/15/22	1,621,000	1,634,373
4.75%, 11/15/22	1,751,000	1,807,907
4.875%, 12/15/23	845,000	868,449
4.50%, 4/30/24	2,097,000	2,123,213
5.875%, 11/15/24	1,477,000	1,573,005
4.75%, 5/30/25	1,529,000	1,551,935
5.25%, 6/1/26	156,000	161,460
4.75%, 11/29/27	2,837,000	2,872,463
Mattamy Group Corp.
6.875%, 12/15/23, 144A	1,299,000	1,337,970
6.50%, 10/1/25, 144A	1,317,000	1,343,340
Meritage Homes Corp.
6.00%, 6/1/25	1,325,000	1,397,875
PulteGroup, Inc.
5.50%, 3/1/26	1,624,000	1,697,080
5.00%, 1/15/27	2,550,000	2,588,250
Taylor Morrison Communities, Inc.
6.625%, 5/15/22	1,333,000	1,374,256
Toll Brothers Finance Corp.
5.875%, 2/15/22	1,692,000	1,780,830
4.375%, 4/15/23(a)	1,192,000	1,218,462
4.875%, 3/15/27	1,303,000	1,306,258
4.35%, 2/15/28	1,437,000	1,379,520
William Lyon Homes, Inc.
5.875%, 1/31/25	1,535,000	1,481,275

		41,458,274

Home Furnishings - 0.1%
Tempur Sealy International, Inc.
5.625%, 10/15/23	1,147,000	1,161,452
5.50%, 6/15/26	2,280,000	2,294,250

		3,455,702

Housewares - 0.0%
Scotts Miracle-Gro Co.
6.00%, 10/15/23	1,460,000	1,516,575

Leisure Time - 0.4%
24 Hour Fitness Worldwide, Inc., 144A
8.00%, 6/1/22(a)	1,739,000	1,691,178
Carlson Travel, Inc., 144A
6.75%, 12/15/23(a)	903,000	912,030
NCL Corp. Ltd., 144A
4.75%, 12/15/21	1,770,000	1,787,700
Sabre GLBL, Inc.
5.375%, 4/15/23, 144A	1,411,000	1,428,891
5.25%, 11/15/23, 144A	1,783,000	1,800,830
Viking Cruises Ltd., 144A
5.875%, 9/15/27	2,620,000	2,547,478

		10,168,107

Lodging - 2.5%
Boyd Gaming Corp.
6.875%, 5/15/23	3,053,000	3,159,855
6.375%, 4/1/26	2,410,000	2,491,578
6.00%, 8/15/26	2,152,000	2,181,590
Diamond Resorts International, Inc.
7.75%, 9/1/23, 144A(a)	1,504,000	1,498,661
10.75%, 9/1/24, 144A(a)	1,812,000	1,712,340
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24	3,389,000	3,353,483
5.125%, 5/1/26, 144A	5,797,000	5,869,463
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 4/1/25	2,265,000	2,279,156
4.875%, 4/1/27	1,511,000	1,525,415
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A
6.75%, 11/15/21	2,440,000	2,503,318
Melco Resorts Finance Ltd.
4.875%, 6/6/25, 144A	1,876,000	1,864,434
5.25%, 4/26/26, 144A	2,768,000	2,759,555

MGM Resorts International
6.625%, 12/15/21	4,201,000	4,489,819
7.75%, 3/15/22	2,275,000	2,513,875
6.00%, 3/15/23	4,368,000	4,597,320
5.75%, 6/15/25	3,506,000	3,694,448
4.625%, 9/1/26	2,226,000	2,170,350
5.50%, 4/15/27	3,077,000	3,113,539
Station Casinos LLC, 144A
5.00%, 10/1/25	1,632,000	1,574,880
Studio City Co. Ltd., 144A
7.25%, 11/30/21	2,872,000	2,976,110
Wyndham Destinations, Inc.
4.25%, 3/1/22	1,942,000	1,935,786
3.90%, 3/1/23	1,063,000	1,041,076
5.75%, 4/1/27	1,392,000	1,404,180
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 5/30/23, 144A	1,727,000	1,701,095
5.50%, 3/1/25, 144A	5,786,000	5,684,745
5.25%, 5/15/27, 144A	2,945,000	2,802,020

		70,898,091

Retail - 3.6%
1011778 BC ULC / New Red Finance, Inc.
4.625%, 1/15/22, 144A	4,583,000	4,594,458
4.25%, 5/15/24, 144A	4,770,000	4,728,263
5.00%, 10/15/25, 144A	8,792,000	8,682,100
Asbury Automotive Group, Inc.
6.00%, 12/15/24	1,921,000	1,973,827
Beacon Roofing Supply, Inc., 144A
4.875%, 11/1/25	4,350,000	4,128,454
eG Global Finance PLC, 144A
6.75%, 2/7/25	2,300,000	2,262,625
Ferrellgas LP / Ferrellgas Finance Corp.
6.50%, 5/1/21(a)	1,491,000	1,326,990
6.75%, 1/15/22(a)	2,090,000	1,839,200
6.75%, 6/15/23(a)	1,350,000	1,172,812
Golden Nugget, Inc.
6.75%, 10/15/24, 144A	3,950,000	3,930,250
8.75%, 10/1/25, 144A	2,500,000	2,521,875
Group 1 Automotive, Inc.
5.00%, 6/1/22	1,880,000	1,891,750
IRB Holding Corp., 144A
6.75%, 2/15/26	1,479,000	1,445,723
JC Penney Corp., Inc.
5.875%, 7/1/23, 144A	1,661,000	1,339,597
8.625%, 3/15/25, 144A(a)	1,208,000	610,040
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 6/1/24, 144A	3,475,000	3,527,125
5.25%, 6/1/26, 144A	3,697,000	3,744,617
4.75%, 6/1/27, 144A	2,259,000	2,219,468
L Brands, Inc.
6.625%, 4/1/21	2,732,000	2,865,185
5.625%, 2/15/22	2,025,000	2,085,750
5.625%, 10/15/23	2,383,000	2,442,098
5.25%, 2/1/28	1,604,000	1,437,585
Michaels Stores, Inc., 144A
5.875%, 12/15/20	1,402,000	1,406,206
Neiman Marcus Group Ltd. LLC, 144A
8.00%, 10/15/21	2,787,000	1,449,240
Penske Automotive Group, Inc.
5.75%, 10/1/22	1,779,000	1,805,685
5.50%, 5/15/26	1,763,000	1,751,981
PetSmart, Inc.
7.125%, 3/15/23, 144A	6,224,000	5,584,173
5.875%, 6/1/25, 144A	4,030,000	3,778,528
8.875%, 6/1/25, 144A(a)	1,928,000	1,778,580
QVC, Inc.
5.125%, 7/2/22	793,000	821,977
4.375%, 3/15/23	3,172,000	3,183,097
4.85%, 4/1/24	2,212,000	2,253,189
4.45%, 2/15/25	1,908,000	1,896,764
Rite Aid Corp., 144A
6.125%, 4/1/23	5,486,000	4,519,093
Staples, Inc.
7.50%, 4/15/26, 144A	6,287,000	6,051,929
10.75%, 4/15/27, 144A(a)	3,262,000	3,138,696
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 6/1/24	1,859,000	1,831,115

		102,020,045

Storage / Warehousing - 0.1%
Algeco Global Finance PLC, 144A
8.00%, 2/15/23	1,648,000	1,672,720

Toys/Games/Hobbies - 0.2%
Mattel, Inc., 144A
6.75%, 12/31/25	4,738,000	4,677,401

Consumer, Non-cyclical - 17.7%
Agriculture - 0.2%
Darling Ingredients, Inc., 144A
5.25%, 4/15/27	1,610,000	1,633,828

Vector Group Ltd., 144A
6.125%, 2/1/25	2,697,000	2,485,771

		4,119,599

Commercial Services - 3.8%
Ahern Rentals, Inc., 144A
7.375%, 5/15/23	1,751,000	1,540,880
APX Group, Inc.
8.75%, 12/1/20(a)	1,376,000	1,293,440
7.875%, 12/1/22	3,330,000	3,088,575
7.625%, 9/1/23(a)	1,185,000	953,925
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 4/1/23	1,984,000	1,998,880
Brink's Co., 144A
4.625%, 10/15/27	1,857,000	1,801,290
Gartner, Inc., 144A
5.125%, 4/1/25	2,623,000	2,649,230
Herc Rentals, Inc.
7.50%, 6/1/22, 144A	1,500,000	1,552,500
7.75%, 6/1/24, 144A	988,000	1,041,723
Hertz Corp.
5.875%, 10/15/20	2,107,000	2,097,782
7.375%, 1/15/21	1,646,000	1,639,828
7.625%, 6/1/22, 144A	4,264,000	4,333,290
6.25%, 10/15/22	1,552,000	1,486,847
5.50%, 10/15/24, 144A	2,646,000	2,209,675
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A
6.375%, 8/1/23	3,296,000	3,354,339
Laureate Education, Inc., 144A
8.25%, 5/1/25	2,681,000	2,909,528
Nielsen Co. Luxembourg SARL
5.50%, 10/1/21, 144A	1,934,000	1,943,670
5.00%, 2/1/25, 144A(a)	1,864,000	1,824,576
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 10/1/20	3,018,000	3,018,604
5.00%, 4/15/22, 144A	7,063,000	7,021,328
Prime Security Services Borrower LLC / Prime Finance, Inc.
9.25%, 5/15/23, 144A	3,633,000	3,812,379
5.25%, 4/15/24, 144A	2,738,000	2,693,590
5.75%, 4/15/26, 144A	2,172,000	2,143,493
Refinitiv US Holdings, Inc.
6.25%, 5/15/26, 144A	3,662,000	3,700,158
8.25%, 11/15/26, 144A	5,282,000	5,268,795
Service Corp. International
5.375%, 5/15/24	3,050,000	3,133,875
4.625%, 12/15/27	2,012,000	2,024,575
5.125%, 6/1/29	1,895,000	1,932,464
ServiceMaster Co. LLC, 144A
5.125%, 11/15/24	2,512,000	2,518,280
Team Health Holdings, Inc., 144A
6.375%, 2/1/25(a)	2,776,000	2,302,345
United Rentals North America, Inc.
4.625%, 7/15/23	2,593,000	2,648,101
5.50%, 7/15/25	2,998,000	3,072,950
4.625%, 10/15/25	3,099,000	3,052,515
5.875%, 9/15/26	3,985,000	4,144,400
6.50%, 12/15/26	3,234,000	3,436,125
5.50%, 5/15/27	3,609,000	3,649,601
4.875%, 1/15/28	4,053,000	3,939,921
5.25%, 1/15/30	2,100,000	2,063,250
Verscend Escrow Corp., 144A
9.75%, 8/15/26	3,489,000	3,702,701
WEX, Inc., 144A
4.75%, 2/1/23	1,036,000	1,036,000

		108,035,428

Cosmetics/Personal Care - 0.4%
Avon International Operations, Inc., 144A
7.875%, 8/15/22	547,000	572,299
Avon Products, Inc.
7.00%, 3/15/23(a)	1,196,000	1,216,571
Coty, Inc., 144A
6.50%, 4/15/26(a)	1,722,000	1,657,218
Edgewell Personal Care Co.
4.70%, 5/19/21	1,535,000	1,531,393
4.70%, 5/24/22	1,826,000	1,829,232
First Quality Finance Co., Inc.
4.625%, 5/15/21, 144A	2,131,000	2,131,000
5.00%, 7/1/25, 144A	1,228,000	1,215,720
Revlon Consumer Products Corp.
5.75%, 2/15/21(a)	1,835,000	1,651,500
6.25%, 8/1/24	1,115,000	735,900

		12,540,833

Food - 2.4%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC
6.625%, 6/15/24	3,947,000	4,006,205
5.75%, 3/15/25	4,771,000	4,628,824
7.50%, 3/15/26, 144A	1,320,000	1,386,000
B&G Foods, Inc.
4.625%, 6/1/21	1,785,000	1,787,231
5.25%, 4/1/25(a)	3,193,000	3,099,206

JBS Investments GmbH
6.25%, 2/5/23, 144A	1,793,000	1,822,136
7.25%, 4/3/24, 144A	2,701,000	2,798,938
JBS USA LUX SA / JBS USA Finance, Inc.
5.875%, 7/15/24, 144A	2,718,000	2,796,142
5.75%, 6/15/25, 144A	3,668,000	3,764,285
6.75%, 2/15/28, 144A	3,026,000	3,207,560
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144A
6.50%, 4/15/29	4,444,000	4,677,310
Lamb Weston Holdings, Inc.
4.625%, 11/1/24, 144A	2,579,000	2,581,450
4.875%, 11/1/26, 144A	2,815,000	2,836,113
Pilgrim's Pride Corp.
5.75%, 3/15/25, 144A	3,348,000	3,398,220
5.875%, 9/30/27, 144A	2,620,000	2,642,139
Post Holdings, Inc.
5.50%, 3/1/25, 144A	3,409,000	3,451,613
5.00%, 8/15/26, 144A	5,483,000	5,387,322
5.75%, 3/1/27, 144A	3,881,000	3,919,810
5.625%, 1/15/28, 144A	2,975,000	2,956,406
Sigma Holdco BV, 144A
7.875%, 5/15/26	1,627,000	1,513,110
TreeHouse Foods, Inc., 144A
6.00%, 2/15/24	1,849,000	1,889,234
US Foods, Inc., 144A
5.875%, 6/15/24	2,057,000	2,095,569

		66,644,823

Healthcare-Products - 1.1%
Avantor, Inc.
6.00%, 10/1/24, 144A	5,177,000	5,389,257
9.00%, 10/1/25, 144A	6,070,000	6,669,412
Hill-Rom Holdings, Inc., 144A
5.75%, 9/1/23	1,385,000	1,423,088
Hologic, Inc.
4.375%, 10/15/25, 144A	3,110,000	3,090,563
4.625%, 2/1/28, 144A	1,403,000	1,373,186
Mallinckrodt International Finance SA
4.75%, 4/15/23(a)	1,455,000	902,100
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.75%, 8/1/22, 144A(a)	2,788,000	2,285,324
5.625%, 10/15/23, 144A(a)	2,812,000	1,940,280
5.50%, 4/15/25, 144A(a)	1,870,000	1,200,306
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A
6.625%, 5/15/22	4,273,000	4,005,937
Sotera Health Holdings LLC, 144A
6.50%, 5/15/23	1,040,000	1,045,200
Teleflex, Inc.
4.875%, 6/1/26	1,259,000	1,284,180
4.625%, 11/15/27	1,576,000	1,562,998

		32,171,831

Healthcare-Services - 7.0%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	2,015,000	2,027,594
AHP Health Partners, Inc., 144A
9.75%, 7/15/26(a)	1,469,000	1,560,812
Catalent Pharma Solutions, Inc., 144A
4.875%, 1/15/26	1,197,000	1,191,015
Centene Corp.
5.625%, 2/15/21	3,818,000	3,865,725
4.75%, 5/15/22	4,706,000	4,769,343
6.125%, 2/15/24	2,143,000	2,239,714
4.75%, 1/15/25	3,898,000	3,956,470
5.375%, 6/1/26, 144A	5,755,000	5,983,473
Charles River Laboratories International, Inc., 144A
5.50%, 4/1/26	1,185,000	1,233,881
CHS/Community Health Systems, Inc.
5.125%, 8/1/21(a)	2,934,000	2,882,655
6.875%, 2/1/22(a)	7,560,000	5,065,200
6.25%, 3/31/23	9,547,000	9,126,455
11.00%, 6/30/23, 144A(a)	5,789,000	4,672,881
8.625%, 1/15/24, 144A	3,428,000	3,436,570
8.125%, 6/30/24, 144A(a)	5,022,000	3,778,051
8.00%, 3/15/26, 144A	5,044,000	4,844,762
DaVita, Inc.
5.75%, 8/15/22	3,862,000	3,905,447
5.125%, 7/15/24	5,583,000	5,455,708
5.00%, 5/1/25	4,803,000	4,560,208
Encompass Health Corp.
5.75%, 11/1/24	4,408,000	4,457,590
Envision Healthcare Corp., 144A
8.75%, 10/15/26(a)	3,875,000	3,274,375
HCA Healthcare, Inc.
6.25%, 2/15/21	3,118,000	3,254,412
HCA, Inc.
7.50%, 2/15/22	6,219,000	6,817,579
5.875%, 5/1/23	3,895,000	4,145,760
5.375%, 2/1/25	8,165,000	8,540,182
5.875%, 2/15/26	4,643,000	4,933,234
5.375%, 9/1/26	3,388,000	3,523,893
5.625%, 9/1/28	4,723,000	4,935,960
5.875%, 2/1/29	3,380,000	3,591,250

MEDNAX, Inc.
5.25%, 12/1/23, 144A	2,497,000	2,497,000
6.25%, 1/15/27, 144A	3,057,000	3,095,212
Molina Healthcare, Inc.
5.375%, 11/15/22	2,356,000	2,411,248
MPH Acquisition Holdings LLC, 144A
7.125%, 6/1/24	4,696,000	4,684,260
Quorum Health Corp.
11.625%, 4/15/23(a)	1,291,000	1,119,942
RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A
9.75%, 12/1/26	4,590,000	4,842,037
RegionalCare Hospital Partners Holdings, Inc., 144A
8.25%, 5/1/23	2,757,000	2,918,298
Select Medical Corp.
6.375%, 6/1/21	1,798,000	1,801,596
Surgery Center Holdings, Inc., 144A
10.00%, 4/15/27	1,400,000	1,424,500
Tenet Healthcare Corp.
4.75%, 6/1/20	1,704,000	1,721,040
6.00%, 10/1/20	5,772,000	5,951,221
4.50%, 4/1/21	2,947,000	2,976,470
4.375%, 10/1/21	3,055,000	3,093,493
8.125%, 4/1/22	8,522,000	8,940,686
6.75%, 6/15/23	6,129,000	6,121,339
4.625%, 7/15/24	5,899,000	5,878,058
5.125%, 5/1/25	4,610,000	4,586,950
7.00%, 8/1/25(a)	1,663,000	1,640,766
6.25%, 2/1/27, 144A	4,712,000	4,812,130
WellCare Health Plans, Inc.
5.25%, 4/1/25	3,654,000	3,716,849
5.375%, 8/15/26, 144A	2,463,000	2,529,994

		198,793,288

Household Products/Wares - 0.3%
Prestige Brands, Inc.
5.375%, 12/15/21, 144A	1,033,000	1,036,874
6.375%, 3/1/24, 144A(a)	2,385,000	2,462,512
Spectrum Brands, Inc.
5.75%, 7/15/25	3,486,000	3,555,546

		7,054,932

Pharmaceuticals - 2.5%
Bausch Health Americas, Inc.
9.25%, 4/1/26, 144A	4,675,000	5,073,836
8.50%, 1/31/27, 144A	5,416,000	5,698,661
Bausch Health Cos., Inc.
6.50%, 3/15/22, 144A	3,749,000	3,881,002
5.50%, 3/1/23, 144A	1,179,000	1,186,369
5.875%, 5/15/23, 144A	3,283,000	3,311,726
7.00%, 3/15/24, 144A	6,846,000	7,166,906
6.125%, 4/15/25, 144A	10,426,000	10,184,899
5.50%, 11/1/25, 144A	5,603,000	5,656,453
9.00%, 12/15/25, 144A	5,463,000	5,900,040
5.75%, 8/15/27, 144A	1,413,000	1,429,779
7.00%, 1/15/28, 144A	2,300,000	2,279,875
7.25%, 5/30/29, 144A	2,600,000	2,593,500
Elanco Animal Health, Inc.
3.912%, 8/27/21, 144A	1,645,000	1,679,367
4.272%, 8/28/23, 144A	2,824,000	2,965,253
4.90%, 8/28/28, 144A	2,149,000	2,330,389
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 7/15/23, 144A	4,833,000	3,491,843
6.00%, 2/1/25, 144A	3,479,000	2,330,930
Par Pharmaceutical, Inc., 144A
7.50%, 4/1/27	4,841,000	4,695,770

		71,856,598

Diversified - 0.0%
Holding Companies-Diversified - 0.0%
Stena AB, 144A
7.00%, 2/1/24(a)	1,666,000	1,595,195

Energy - 12.1%
Coal - 0.1%
Peabody Energy Corp.
6.00%, 3/31/22, 144A	2,132,000	2,110,680
6.375%, 3/31/25, 144A	1,483,000	1,442,217

		3,552,897

Energy-Alternate Sources - 0.1%
TerraForm Power Operating LLC
4.25%, 1/31/23, 144A	1,650,000	1,604,625
5.00%, 1/31/28, 144A	2,185,000	2,108,525

		3,713,150

Oil & Gas - 8.0%
Aker BP ASA
6.00%, 7/1/22, 144A	761,000	781,927
5.875%, 3/31/25, 144A	1,706,000	1,795,565
Antero Resources Corp.
5.375%, 11/1/21	2,745,000	2,745,741
5.125%, 12/1/22	3,330,000	3,300,862
5.625%, 6/1/23	2,629,000	2,609,282
5.00%, 3/1/25(a)	2,095,000	1,998,106

Ascent Resources Utica Holdings LLC / ARU Finance Corp.
10.00%, 4/1/22, 144A	3,430,000	3,656,860
7.00%, 11/1/26, 144A	1,859,000	1,751,550
Baytex Energy Corp.
5.125%, 6/1/21, 144A	900,000	893,250
5.625%, 6/1/24, 144A	977,000	920,822
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp.
6.875%, 2/1/25	2,580,000	2,531,625
Bruin E&P Partners LLC, 144A
8.875%, 8/1/23	1,761,000	1,589,302
California Resources Corp., 144A
8.00%, 12/15/22(a)	6,538,000	4,592,945
Callon Petroleum Co.
6.125%, 10/1/24	2,341,000	2,328,827
6.375%, 7/1/26	928,000	907,120
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.50%, 4/15/21	2,211,000	2,117,032
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23(a)	2,035,000	1,892,550
Chesapeake Energy Corp.
4.875%, 4/15/22(a)	905,000	873,325
7.00%, 10/1/24(a)	2,668,000	2,424,545
8.00%, 1/15/25(a)	4,236,000	3,918,300
8.00%, 3/15/26, 144A	2,757,000	2,515,762
7.50%, 10/1/26(a)	1,361,000	1,201,082
8.00%, 6/15/27(a)	4,082,000	3,632,980
CITGO Petroleum Corp., 144A
6.25%, 8/15/22	1,613,000	1,615,016
CNX Resources Corp.
5.875%, 4/15/22	2,638,000	2,542,715
7.25%, 3/14/27, 144A(a)	1,673,000	1,505,315
CrownRock LP / CrownRock Finance, Inc., 144A
5.625%, 10/15/25	3,737,000	3,592,191
Denbury Resources, Inc.
9.00%, 5/15/21, 144A	2,808,000	2,744,820
9.25%, 3/31/22, 144A	2,147,000	2,082,590
7.50%, 2/15/24, 144A	375,000	327,187
Diamond Offshore Drilling, Inc.
7.875%, 8/15/25(a)	1,710,000	1,543,275
Diamondback Energy, Inc.
4.75%, 11/1/24, 144A	2,505,000	2,558,231
4.75%, 11/1/24	1,561,000	1,594,171
5.375%, 5/31/25	2,587,000	2,696,947
Endeavor Energy Resources LP / EER Finance, Inc.
5.50%, 1/30/26, 144A	1,769,000	1,813,225
5.75%, 1/30/28, 144A	1,456,000	1,516,060
Ensco Rowan PLC
4.50%, 10/1/24(a)	2,157,000	1,499,126
5.20%, 3/15/25	1,681,000	1,172,498
7.75%, 2/1/26	3,396,000	2,538,510
EP Energy LLC / Everest Acquisition Finance, Inc.
9.375%, 5/1/24, 144A	2,839,000	922,675
8.00%, 11/29/24, 144A(a)	1,637,000	1,031,310
8.00%, 2/15/25, 144A	3,238,000	1,019,970
7.75%, 5/15/26, 144A	3,329,000	2,837,973
Extraction Oil & Gas, Inc.
7.375%, 5/15/24, 144A	1,295,000	1,120,175
5.625%, 2/1/26, 144A	2,435,000	1,923,650
Gulfport Energy Corp.
6.00%, 10/15/24	2,011,000	1,669,130
6.375%, 5/15/25	2,058,000	1,718,430
6.375%, 1/15/26	1,439,000	1,179,980
Hilcorp Energy I LP / Hilcorp Finance Co.
5.00%, 12/1/24, 144A	1,412,000	1,373,170
5.75%, 10/1/25, 144A	1,971,000	1,946,363
6.25%, 11/1/28, 144A	1,918,000	1,930,026
Matador Resources Co.
5.875%, 9/15/26	3,386,000	3,369,070
MEG Energy Corp.
6.375%, 1/30/23, 144A	2,611,000	2,313,999
7.00%, 3/31/24, 144A	2,987,000	2,680,833
6.50%, 1/15/25, 144A	2,669,000	2,578,121
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/26, 144A	2,100,000	1,753,500
10.50%, 5/15/27, 144A	1,500,000	1,391,250
Murphy Oil Corp.
4.00%, 6/1/22	1,910,000	1,890,366
4.20%, 12/1/22	2,204,000	2,169,407
6.875%, 8/15/24	1,471,000	1,524,872
5.75%, 8/15/25	1,598,000	1,602,560
Nabors Industries, Inc.
5.00%, 9/15/20	2,047,000	2,082,823
4.625%, 9/15/21	1,873,000	1,812,128
5.50%, 1/15/23(a)	2,286,000	2,016,709
5.75%, 2/1/25(a)	2,474,000	2,024,845
Noble Holding International Ltd.
7.95%, 4/1/25(a)	1,504,000	1,165,600
7.875%, 2/1/26, 144A	2,454,000	2,131,913
Oasis Petroleum, Inc.
6.875%, 3/15/22	2,582,000	2,505,883
6.25%, 5/1/26, 144A(a)	1,451,000	1,291,390

Parkland Fuel Corp., 144A
6.00%, 4/1/26	1,606,000	1,634,105
Parsley Energy LLC / Parsley Finance Corp.
6.25%, 6/1/24, 144A	824,000	843,570
5.375%, 1/15/25, 144A	2,374,000	2,379,935
5.25%, 8/15/25, 144A	2,192,000	2,159,120
5.625%, 10/15/27, 144A	1,602,000	1,590,017
PBF Holding Co LLC / PBF Finance Corp.
7.25%, 6/15/25	2,509,000	2,556,044
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/23	1,726,000	1,769,150
PDC Energy, Inc.
6.125%, 9/15/24	1,319,000	1,276,133
5.75%, 5/15/26	1,921,000	1,785,954
Puma International Financing SA
5.125%, 10/6/24, 144A(a)	1,450,000	1,316,861
5.00%, 1/24/26, 144A	2,450,000	2,131,958
QEP Resources, Inc.
5.375%, 10/1/22	1,916,000	1,846,545
5.25%, 5/1/23	2,147,000	2,034,283
5.625%, 3/1/26	1,419,000	1,287,743
Range Resources Corp.
5.75%, 6/1/21	1,611,000	1,611,000
5.00%, 8/15/22	1,820,000	1,728,126
5.00%, 3/15/23	2,204,000	2,066,250
4.875%, 5/15/25(a)	2,474,000	2,164,750
Rowan Cos., Inc.
4.875%, 6/1/22(a)	2,235,000	2,033,850
7.375%, 6/15/25	1,586,000	1,222,600
Sable Permian Resources Land LLC / AEPB Finance Corp., 144A
13.00%, 11/30/20	1,963,000	1,884,480
Sanchez Energy Corp.
7.75%, 6/15/21	1,860,000	213,900
6.125%, 1/15/23	3,143,000	361,445
7.25%, 2/15/23, 144A(a)	1,982,000	1,684,700
Seven Generations Energy Ltd.
6.75%, 5/1/23, 144A	1,127,000	1,138,270
6.875%, 6/30/23, 144A	1,362,000	1,379,025
5.375%, 9/30/25, 144A	2,369,000	2,253,511
SM Energy Co.
6.125%, 11/15/22	896,000	871,360
5.00%, 1/15/24(a)	1,520,000	1,337,600
5.625%, 6/1/25	2,234,000	1,954,750
6.75%, 9/15/26(a)	1,753,000	1,574,194
6.625%, 1/15/27(a)	1,454,000	1,286,790
Southwestern Energy Co.
6.20%, 1/23/25	2,899,000	2,709,666
7.50%, 4/1/26	2,242,000	2,163,530
7.75%, 10/1/27(a)	1,602,000	1,537,920
Sunoco LP / Sunoco Finance Corp.
4.875%, 1/15/23	2,471,000	2,496,254
5.50%, 2/15/26	1,835,000	1,857,938
6.00%, 4/15/27, 144A	2,415,000	2,460,281
5.875%, 3/15/28	381,000	387,668
Transocean, Inc.
9.00%, 7/15/23, 144A	3,398,000	3,504,018
7.25%, 11/1/25, 144A	2,196,000	2,050,515
7.50%, 1/15/26, 144A	2,553,000	2,396,629
Ultra Resources, Inc.
11.00%, 7/12/24	1,706,631	742,384
Whiting Petroleum Corp.
5.75%, 3/15/21	2,930,000	2,907,439
6.25%, 4/1/23(a)	1,143,000	1,110,139
6.625%, 1/15/26(a)	3,061,000	2,816,120
WPX Energy, Inc.
6.00%, 1/15/22	1,767,000	1,801,810
8.25%, 8/1/23	1,810,000	2,004,575
5.25%, 9/15/24	1,636,000	1,615,550
5.75%, 6/1/26(a)	1,923,000	1,914,587

		225,154,400

Oil & Gas Services - 0.5%
KCA Deutag UK Finance PLC
9.875%, 4/1/22, 144A	1,568,000	1,191,680
9.625%, 4/1/23, 144A	1,571,000	1,178,250
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 144A
10.625%, 5/1/24	4,150,000	3,542,149
SESI LLC
7.125%, 12/15/21	2,185,000	1,638,750
7.75%, 9/15/24	1,863,000	1,238,895
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	2,391,000	2,462,730
6.875%, 9/1/27, 144A	2,219,000	2,277,249

		13,529,703

Pipelines - 3.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 9/15/24	2,106,000	2,089,257
5.75%, 3/1/27, 144A	2,197,000	2,218,970
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A
6.125%, 11/15/22	2,889,000	2,889,000

Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24	4,196,000	4,687,771
5.875%, 3/31/25	4,605,000	4,961,887
5.125%, 6/30/27	4,511,000	4,680,253
Cheniere Energy Partners LP
5.25%, 10/1/25	5,104,000	5,135,900
5.625%, 10/1/26, 144A	3,186,000	3,233,790
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.25%, 4/1/23	2,384,000	2,415,707
5.75%, 4/1/25	1,663,000	1,683,787
5.625%, 5/1/27, 144A	1,944,000	1,907,550
DCP Midstream Operating LP
4.75%, 9/30/21, 144A	1,738,000	1,763,549
3.875%, 3/15/23	1,259,000	1,246,410
5.375%, 7/15/25	3,040,000	3,169,200
5.125%, 5/15/29	1,400,000	1,414,000
EnLink Midstream LLC
5.375%, 6/1/29	1,893,000	1,883,951
EnLink Midstream Partners LP
4.40%, 4/1/24	2,131,000	2,101,699
4.15%, 6/1/25	1,743,000	1,675,459
4.85%, 7/15/26	1,746,000	1,717,627
Genesis Energy LP / Genesis Energy Finance Corp.
6.75%, 8/1/22	2,643,000	2,639,696
6.00%, 5/15/23	1,205,000	1,166,922
6.50%, 10/1/25	1,766,000	1,684,323
6.25%, 5/15/26	1,356,000	1,259,385
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/1/23	1,817,000	1,853,703
7.50%, 4/15/26, 144A	1,548,000	1,575,090
NGPL PipeCo LLC
4.375%, 8/15/22, 144A	1,982,000	2,013,613
4.875%, 8/15/27, 144A	2,271,000	2,341,969
NuStar Logistics LP
4.80%, 9/1/20	1,503,000	1,521,788
6.00%, 6/1/26	1,525,000	1,525,275
5.625%, 4/28/27	1,474,000	1,435,278
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
4.75%, 10/1/23, 144A	60,000	60,526
5.50%, 9/15/24, 144A	4,379,000	4,488,475
5.50%, 1/15/28, 144A	2,279,000	2,279,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.25%, 5/1/23	1,599,000	1,608,514
4.25%, 11/15/23	1,552,000	1,528,720
6.75%, 3/15/24	1,369,000	1,425,471
5.125%, 2/1/25	1,204,000	1,213,030
5.875%, 4/15/26	3,814,000	3,952,258
5.375%, 2/1/27	1,710,000	1,727,100
6.50%, 7/15/27, 144A	2,446,000	2,553,502
5.00%, 1/15/28	2,323,000	2,240,998
6.875%, 1/15/29, 144A	2,524,000	2,695,948

		95,666,351

Financial - 9.3%
Banks - 0.9%
CIT Group, Inc.
4.125%, 3/9/21	1,936,000	1,955,399
5.00%, 8/15/22	3,520,000	3,659,110
5.00%, 8/1/23	2,406,000	2,508,255
4.75%, 2/16/24	1,521,000	1,565,851
5.25%, 3/7/25	1,680,000	1,778,918
6.125%, 3/9/28	1,361,000	1,496,147
Freedom Mortgage Corp.
8.125%, 11/15/24, 144A	1,578,000	1,329,465
8.25%, 4/15/25, 144A	2,119,000	1,774,663
Intesa Sanpaolo SpA
5.017%, 6/26/24, 144A	5,825,000	5,524,409
5.71%, 1/15/26, 144A	5,402,000	5,137,253

		26,729,470

Diversified Financial Services - 3.6%
Ally Financial, Inc.
7.50%, 9/15/20	1,196,000	1,255,800
4.25%, 4/15/21	3,161,000	3,204,464
4.125%, 2/13/22	1,715,000	1,730,263
4.625%, 5/19/22	1,230,000	1,257,675
3.875%, 5/21/24	1,500,000	1,496,250
5.125%, 9/30/24	1,959,000	2,054,501
4.625%, 3/30/25	2,056,000	2,109,970
5.75%, 11/20/25	3,290,000	3,532,637
Blackstone CQP Holdco LP, 144A
6.50%, 3/20/21	5,319,000	5,343,627
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A
7.50%, 4/15/21	984,000	1,002,450
Jefferies Finance LLC / JFIN Co-Issuer Corp.
6.875%, 4/15/22, 144A	1,206,000	1,226,731
7.25%, 8/15/24, 144A	1,247,000	1,228,295

Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 3/15/22, 144A	1,553,000	1,554,833
5.25%, 10/1/25, 144A	1,158,000	1,134,840
LPL Holdings, Inc., 144A
5.75%, 9/15/25	2,974,000	2,996,305
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23, 144A	2,888,000	2,888,000
9.125%, 7/15/26, 144A	2,322,000	2,279,879
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50%, 7/1/21	1,819,000	1,810,851
Navient Corp.
5.00%, 10/26/20	1,995,000	2,022,431
5.875%, 3/25/21	1,762,000	1,803,319
6.625%, 7/26/21	2,138,000	2,222,900
Series MTN, 7.25%, 1/25/22	2,996,000	3,170,577
6.50%, 6/15/22	2,451,000	2,555,168
5.50%, 1/25/23	3,129,000	3,132,129
7.25%, 9/25/23	1,472,000	1,550,678
Series MTN, 6.125%, 3/25/24	2,903,000	2,932,030
5.875%, 10/25/24	1,778,000	1,786,890
6.75%, 6/25/25	1,585,000	1,610,756
6.75%, 6/15/26(a)	1,720,000	1,732,900
NFP Corp., 144A
6.875%, 7/15/25	2,097,000	2,015,741
Quicken Loans, Inc.
5.75%, 5/1/25, 144A	4,651,000	4,617,048
5.25%, 1/15/28, 144A	2,965,000	2,767,679
Springleaf Finance Corp.
8.25%, 12/15/20	3,138,000	3,353,738
7.75%, 10/1/21	2,251,000	2,433,894
6.125%, 5/15/22	2,955,000	3,102,750
5.625%, 3/15/23	3,222,000	3,314,633
6.125%, 3/15/24	2,677,000	2,784,080
6.875%, 3/15/25	4,217,000	4,405,500
7.125%, 3/15/26	5,087,000	5,343,003
6.625%, 1/15/28	2,300,000	2,334,546
Vantiv LLC / Vanitv Issuer Corp., 144A
4.375%, 11/15/25	1,652,000	1,710,134

		100,809,895

Insurance - 0.7%
Acrisure LLC / Acrisure Finance, Inc.
8.125%, 2/15/24, 144A	2,639,000	2,716,521
7.00%, 11/15/25, 144A	2,733,000	2,493,862
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A
8.25%, 8/1/23	2,200,000	2,255,000
Ardonagh Midco 3 PLC, 144A
8.625%, 7/15/23(a)	1,769,000	1,618,635
AssuredPartners, Inc., 144A
7.00%, 8/15/25	1,691,000	1,610,677
Genworth Holdings, Inc.
7.625%, 9/24/21	2,231,000	2,158,493
HUB International Ltd., 144A
7.00%, 5/1/26	4,218,000	4,158,526
Radian Group, Inc.
4.50%, 10/1/24	1,484,000	1,484,000

		18,495,714

Real Estate - 0.5%
Howard Hughes Corp., 144A
5.375%, 3/15/25	3,363,000	3,337,777
Kennedy-Wilson, Inc.
5.875%, 4/1/24	3,622,000	3,622,507
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.25%, 12/1/21, 144A	863,000	856,528
4.875%, 6/1/23, 144A(a)	2,268,000	2,093,364
9.375%, 4/1/27, 144A	1,698,000	1,629,808
WeWork Cos., Inc., 144A
7.875%, 5/1/25(a)	2,180,000	2,016,500

		13,556,484

Real Estate Investment Trusts - 2.9%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A
5.75%, 5/15/26	3,000,000	3,052,500
CBL & Associates LP
5.25%, 12/1/23(a)	1,439,000	1,000,105
5.95%, 12/15/26(a)	2,092,000	1,391,389
CyrusOne LP / CyrusOne Finance Corp.
5.00%, 3/15/24	1,953,000	1,971,944
5.375%, 3/15/27	2,133,000	2,204,989
Equinix, Inc.
5.375%, 1/1/22	2,271,000	2,330,614
5.375%, 4/1/23	3,347,000	3,404,568
5.75%, 1/1/25	1,992,000	2,064,608
5.875%, 1/15/26	3,306,000	3,471,598
5.375%, 5/15/27	3,933,000	4,129,650
ESH Hospitality, Inc., 144A
5.25%, 5/1/25	4,412,000	4,434,060

Iron Mountain, Inc.
4.375%, 6/1/21, 144A	1,098,000	1,099,372
6.00%, 8/15/23	1,764,000	1,803,690
5.75%, 8/15/24	2,998,000	2,981,571
4.875%, 9/15/27, 144A	3,463,000	3,272,535
5.25%, 3/15/28, 144A	2,679,000	2,545,050
iStar, Inc.
4.625%, 9/15/20	1,634,000	1,644,212
5.25%, 9/15/22	1,299,000	1,307,119
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	3,389,000	3,511,851
4.50%, 9/1/26	1,502,000	1,471,509
5.75%, 2/1/27, 144A	1,875,000	1,933,594
MPT Operating Partnership LP / MPT Finance Corp.
6.375%, 3/1/24	1,449,000	1,512,394
5.25%, 8/1/26	2,543,000	2,573,135
5.00%, 10/15/27	4,100,000	4,059,000
SBA Communications Corp.
4.875%, 7/15/22	2,460,000	2,481,402
4.00%, 10/1/22	2,364,000	2,363,102
4.875%, 9/1/24	3,585,000	3,563,849
Senior Housing Properties Trust
4.75%, 2/15/28	1,300,000	1,197,438
Starwood Property Trust, Inc.
3.625%, 2/1/21	2,462,000	2,437,380
5.00%, 12/15/21	1,805,000	1,819,945
4.75%, 3/15/25	1,304,000	1,294,220
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A
7.125%, 12/15/24	1,879,000	1,625,335
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.00%, 4/15/23, 144A	1,787,000	1,675,312
8.25%, 10/15/23	3,666,000	3,287,944
Washington Prime Group LP
5.95%, 8/15/24(a)	2,115,000	1,943,156

		82,860,140

Venture Capital - 0.7%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.00%, 8/1/20	3,626,000	3,630,532
5.875%, 2/1/22	5,437,000	5,504,963
6.25%, 2/1/22	4,516,000	4,611,965
6.75%, 2/1/24	2,019,000	2,077,046
6.375%, 12/15/25	2,229,000	2,245,718
6.25%, 5/15/26, 144A	1,800,000	1,791,000

		19,861,224

Industrial - 8.9%
Aerospace/Defense - 2.5%
Arconic, Inc.
6.15%, 8/15/20	2,012,000	2,067,763
5.40%, 4/15/21	4,352,000	4,459,342
5.87%, 2/23/22	2,212,000	2,307,016
5.125%, 10/1/24	4,225,000	4,296,233
Bombardier, Inc.
8.75%, 12/1/21, 144A	250,000	270,887
5.75%, 3/15/22, 144A	5,502,000	5,491,106
6.00%, 10/15/22, 144A	4,226,000	4,140,212
6.125%, 1/15/23, 144A	3,740,000	3,645,378
7.50%, 12/1/24, 144A	3,277,000	3,227,845
7.50%, 3/15/25, 144A(a)	4,747,000	4,620,967
7.875%, 4/15/27, 144A	5,786,000	5,565,409
TransDigm UK Holdings PLC
6.875%, 5/15/26	240,000	234,000
TransDigm, Inc.
6.00%, 7/15/22	4,425,000	4,458,188
6.50%, 7/15/24	3,707,000	3,707,371
6.50%, 5/15/25	2,185,000	2,176,806
6.25%, 3/15/26, 144A	12,665,000	12,965,794
6.375%, 6/15/26	3,040,000	2,983,000
7.50%, 3/15/27, 144A	1,704,000	1,721,040
Triumph Group, Inc.
7.75%, 8/15/25	1,623,000	1,574,310

		69,912,667

Building Materials - 0.9%
Builders FirstSource, Inc.
5.625%, 9/1/24, 144A	2,393,000	2,398,982
6.75%, 6/1/27, 144A	800,000	812,000
Cornerstone Building Brands, Inc., 144A
8.00%, 4/15/26	1,988,000	1,804,706
Griffon Corp.
5.25%, 3/1/22	3,097,000	3,093,129
JELD-WEN, Inc.
4.625%, 12/15/25, 144A	1,228,000	1,175,810
4.875%, 12/15/27, 144A	1,048,000	987,740

Standard Industries, Inc.
5.50%, 2/15/23, 144A	1,075,000	1,092,469
5.375%, 11/15/24, 144A	4,705,000	4,773,317
6.00%, 10/15/25, 144A	3,690,000	3,823,689
5.00%, 2/15/27, 144A	1,427,000	1,396,676
4.75%, 1/15/28, 144A	3,143,000	3,013,351
Summit Materials LLC / Summit Materials Finance Corp.
6.125%, 7/15/23	2,659,000	2,692,238

		27,064,107

Electrical Components & Equipment - 0.2%
Energizer Holdings, Inc.
5.50%, 6/15/25, 144A	1,700,000	1,682,490
6.375%, 7/15/26, 144A(a)	2,188,000	2,198,940
7.75%, 1/15/27, 144A	1,654,000	1,728,430

		5,609,860

Electronics - 0.5%
ADT Security Corp.
6.25%, 10/15/21	3,236,000	3,397,800
3.50%, 7/15/22	3,673,000	3,571,992
4.125%, 6/15/23	1,687,000	1,638,499
Itron, Inc., 144A
5.00%, 1/15/26	906,000	904,867
Sensata Technologies BV
4.875%, 10/15/23, 144A	919,000	938,529
5.625%, 11/1/24, 144A	1,246,000	1,316,088
5.00%, 10/1/25, 144A	2,469,000	2,481,345

		14,249,120

Engineering & Construction - 0.3%
AECOM
5.875%, 10/15/24	2,551,000	2,637,913
5.125%, 3/15/27	3,144,000	3,102,735
Brand Industrial Services, Inc., 144A
8.50%, 7/15/25	3,136,000	2,673,440
MasTec, Inc.
4.875%, 3/15/23	1,274,000	1,291,517

		9,705,605

Environmental Control - 0.4%
Advanced Disposal Services, Inc., 144A
5.625%, 11/15/24	1,040,000	1,086,800
Clean Harbors, Inc.
5.125%, 6/1/21	2,247,000	2,255,426
Covanta Holding Corp.
5.875%, 3/1/24	1,088,000	1,117,920
5.875%, 7/1/25	1,688,000	1,730,200
6.00%, 1/1/27	1,269,000	1,299,482
GFL Environmental, Inc.
5.375%, 3/1/23, 144A	1,425,000	1,396,500
8.50%, 5/1/27, 144A	1,868,000	1,911,001

		10,797,329

Hand/Machine Tools - 0.1%
Colfax Corp.
6.00%, 2/15/24, 144A	1,919,000	1,990,156
6.375%, 2/15/26, 144A	1,515,000	1,585,069

		3,575,225

Machinery-Construction & Mining - 0.1%
Vertiv Group Corp., 144A
9.25%, 10/15/24	2,577,000	2,551,230

Machinery-Diversified - 0.1%
Cloud Crane LLC, 144A
10.125%, 8/1/24	1,763,000	1,877,595
Welbilt, Inc.
9.50%, 2/15/24	562,000	606,258

		2,483,853

Metal Fabricate/Hardware - 0.3%
Novelis Corp.
6.25%, 8/15/24, 144A	3,306,000	3,388,650
5.875%, 9/30/26, 144A	5,048,000	4,931,290

		8,319,940

Packaging & Containers - 3.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 9/15/22, 144A	2,588,000	2,571,825
4.625%, 5/15/23, 144A	2,914,000	2,917,642
7.25%, 5/15/24, 144A	5,462,000	5,707,790
6.00%, 2/15/25, 144A	5,315,000	5,276,200
Ball Corp.
4.375%, 12/15/20	3,268,000	3,333,360
5.00%, 3/15/22	2,089,000	2,171,933
4.00%, 11/15/23	3,138,000	3,165,457
5.25%, 7/1/25	3,225,000	3,402,375
4.875%, 3/15/26	2,633,000	2,708,699
Berry Global, Inc.
5.50%, 5/15/22	1,809,000	1,829,351
6.00%, 10/15/22	1,083,000	1,104,660
5.125%, 7/15/23	2,135,000	2,159,019
4.50%, 2/15/26, 144A	1,718,000	1,628,149
BWAY Holding Co.
5.50%, 4/15/24, 144A	4,053,000	3,977,412
7.25%, 4/15/25, 144A(a)	4,798,000	4,636,547

Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	2,626,000	2,665,075
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 2/1/26	432,000	435,456
Flex Acquisition Co., Inc.
6.875%, 1/15/25, 144A	2,066,000	1,859,400
7.875%, 7/15/26, 144A	1,604,000	1,447,610
Graphic Packaging International LLC
4.75%, 4/15/21	1,088,000	1,108,400
Multi-Color Corp., 144A
4.875%, 11/1/25	2,020,000	2,105,850
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22, 144A	1,696,000	1,727,800
5.875%, 8/15/23, 144A	1,968,000	2,064,097
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/20	9,022,393	9,047,656
5.125%, 7/15/23, 144A	5,135,000	5,142,446
7.00%, 7/15/24, 144A	2,750,000	2,773,444
Sealed Air Corp.
6.50%, 12/1/20, 144A	1,436,000	1,486,260
4.875%, 12/1/22, 144A(a)	1,316,000	1,360,415
5.25%, 4/1/23, 144A	1,713,000	1,777,238
5.125%, 12/1/24, 144A	1,502,000	1,554,570
5.50%, 9/15/25, 144A	1,055,000	1,097,200

		84,243,336

Transportation - 0.4%
Hornbeck Offshore Services, Inc.
5.00%, 3/1/21(a)	1,167,000	665,190
Kenan Advantage Group, Inc., 144A
7.875%, 7/31/23	1,076,000	1,022,200
XPO Logistics, Inc.
6.50%, 6/15/22, 144A	3,532,000	3,599,991
6.125%, 9/1/23, 144A	2,807,000	2,832,039
6.75%, 8/15/24, 144A	2,553,000	2,632,781

		10,752,201

Trucking & Leasing - 0.1%
Fortress Transportation & Infrastructure Investors LLC
6.75%, 3/15/22, 144A	2,037,000	2,057,370
6.50%, 10/1/25, 144A	1,300,000	1,309,750

		3,367,120

Technology - 5.7%
Computers - 1.8%
Banff Merger Sub, Inc., 144A
9.75%, 9/1/26	4,690,000	4,408,600
Dell International LLC / EMC Corp.
5.875%, 6/15/21, 144A	8,898,000	9,029,496
7.125%, 6/15/24, 144A	4,624,000	4,873,950
Dell, Inc.
4.625%, 4/1/21(a)	1,263,000	1,284,010
Diebold Nixdorf, Inc.
8.50%, 4/15/24	1,249,000	1,099,120
EMC Corp.
2.65%, 6/1/20	3,004,000	2,971,808
3.375%, 6/1/23	3,136,000	3,046,562
Exela Intermediate LLC / Exela Finance, Inc., 144A
10.00%, 7/15/23	3,234,000	2,579,115
Harland Clarke Holdings Corp.
9.25%, 3/1/21, 144A(a)	2,117,000	2,069,833
8.375%, 8/15/22, 144A	2,584,000	2,209,320
Leidos Holdings, Inc.
4.45%, 12/1/20	1,396,000	1,410,937
NCR Corp.
4.625%, 2/15/21	803,000	802,759
5.00%, 7/15/22	2,327,000	2,332,120
6.375%, 12/15/23	2,364,000	2,420,925
West Corp., 144A
8.50%, 10/15/25	3,810,000	3,048,000
Western Digital Corp.
4.75%, 2/15/26(a)	7,299,000	6,939,670

		50,526,225

Office/Business Equipment - 0.6%
CDW LLC / CDW Finance Corp.
5.00%, 9/1/23	1,370,000	1,392,605
5.50%, 12/1/24	1,875,000	1,961,719
5.00%, 9/1/25	2,045,000	2,075,675
Pitney Bowes, Inc.
3.875%, 10/1/21	2,018,000	1,950,599
4.625%, 5/15/22(a)	1,793,000	1,721,280
4.95%, 4/1/23	1,384,000	1,297,500
4.625%, 3/15/24	1,212,000	1,079,904
Xerox Corp.
4.50%, 5/15/21	3,552,000	3,600,343
4.125%, 3/15/23	3,246,000	3,221,655

		18,301,280

Semiconductors - 0.2%
Amkor Technology, Inc., 144A
6.625%, 9/15/27	1,732,000	1,662,720
Qorvo, Inc., 144A
5.50%, 7/15/26	2,837,000	2,893,740

Sensata Technologies UK Financing Co. PLC, 144A
6.25%, 2/15/26	500,000	522,500

		5,078,960

Software - 3.1%
CDK Global, Inc.
5.00%, 10/15/24	1,325,000	1,365,492
5.875%, 6/15/26	1,803,000	1,875,120
4.875%, 6/1/27	2,327,000	2,289,186
5.25%, 5/15/29, 144A	1,000,000	998,750
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A
5.75%, 3/1/25	3,380,000	3,274,375
Dun & Bradstreet Corp.
6.875%, 8/15/26, 144A	1,854,000	1,899,191
10.25%, 2/15/27, 144A(a)	2,384,000	2,451,825
First Data Corp.
5.375%, 8/15/23, 144A	4,422,000	4,487,799
5.00%, 1/15/24, 144A	5,604,000	5,730,090
5.75%, 1/15/24, 144A	6,336,000	6,510,240
Infor US, Inc.
6.50%, 5/15/22	5,509,000	5,593,288
Informatica LLC, 144A
7.125%, 7/15/23	2,228,000	2,255,850
IQVIA, Inc.
4.875%, 5/15/23, 144A	2,557,000	2,604,944
5.00%, 10/15/26, 144A	3,576,000	3,651,990
5.00%, 5/15/27, 144A	3,000,000	3,050,730
MSCI, Inc.
5.25%, 11/15/24, 144A	2,843,000	2,928,290
5.75%, 8/15/25, 144A	2,500,000	2,618,250
4.75%, 8/1/26, 144A	1,646,000	1,682,541
5.375%, 5/15/27, 144A	1,560,000	1,643,850
Nuance Communications, Inc.
5.625%, 12/15/26	1,716,000	1,756,772
Open Text Corp.
5.625%, 1/15/23, 144A	3,226,000	3,282,842
5.875%, 6/1/26, 144A	2,462,000	2,572,790
Rackspace Hosting, Inc., 144A
8.625%, 11/15/24(a)	3,890,000	3,394,881
Solera LLC / Solera Finance, Inc., 144A
10.50%, 3/1/24	6,636,000	7,174,843
SS&C Technologies, Inc., 144A
5.50%, 9/30/27	6,419,000	6,479,371
TIBCO Software, Inc., 144A
11.375%, 12/1/21	2,823,000	2,987,087
Veritas US, Inc. / Veritas Bermuda Ltd.
7.50%, 2/1/23, 144A	1,458,000	1,363,230
10.50%, 2/1/24, 144A(a)	2,683,000	2,252,432

		88,176,049

Utilities - 2.8%
Electric - 2.5%
AES Corp.
4.00%, 3/15/21	2,168,000	2,186,970
4.50%, 3/15/23	983,000	991,601
4.875%, 5/15/23	2,033,000	2,046,743
5.50%, 4/15/25	1,942,000	2,010,358
6.00%, 5/15/26	1,819,000	1,909,950
5.125%, 9/1/27	1,523,000	1,561,075
Calpine Corp.
6.00%, 1/15/22, 144A	2,149,000	2,173,176
5.375%, 1/15/23	3,735,000	3,702,319
5.875%, 1/15/24, 144A	1,178,000	1,190,899
5.50%, 2/1/24	2,202,000	2,141,445
5.75%, 1/15/25(a)	4,063,000	3,942,004
5.25%, 6/1/26, 144A	3,817,000	3,750,470
Clearway Energy Operating LLC
5.375%, 8/15/24	2,148,000	2,148,000
5.75%, 10/15/25, 144A	1,727,000	1,729,159
Drax Finco PLC, 144A
6.625%, 11/1/25	1,200,000	1,219,524
InterGen NV, 144A
7.00%, 6/30/23	1,278,000	1,156,590
NextEra Energy Operating Partners LP
4.25%, 9/15/24, 144A	1,684,000	1,679,790
4.50%, 9/15/27, 144A	1,720,000	1,674,850
NRG Energy, Inc.
7.25%, 5/15/26	3,207,000	3,471,577
6.625%, 1/15/27	4,496,000	4,799,480
5.75%, 1/15/28	2,394,000	2,507,715
5.25%, 6/15/29, 144A	2,000,000	2,057,840
Talen Energy Supply LLC
6.50%, 6/1/25	1,664,000	1,422,720
10.50%, 1/15/26, 144A	2,141,000	2,146,353
7.25%, 5/15/27, 144A	2,000,000	2,031,500
Vistra Energy Corp.
5.875%, 6/1/23	1,922,000	1,967,647
7.625%, 11/1/24	5,147,000	5,427,254
Vistra Operations Co. LLC
5.50%, 9/1/26, 144A	3,900,000	4,007,250
5.625%, 2/15/27, 144A	3,478,000	3,589,992

		70,644,251

Gas - 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	1,926,000	2,003,040
5.50%, 5/20/25	2,224,000	2,271,371
5.875%, 8/20/26	2,393,000	2,485,729
5.75%, 5/20/27	1,757,000	1,809,745

		8,569,885

TOTAL CORPORATE BONDS
(Cost $2,809,419,238)		2,779,539,961

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 4.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(b)(c) (Cost $127,097,553)	127,097,553	127,097,553

CASH EQUIVALENTS - 1.3%
DWS Government Money Market Series “Institutional Shares”, 2.35%(b) (Cost $36,330,964)	36,330,964	36,330,964

TOTAL INVESTMENTS - 103.9% (Cost $2,972,847,755)		$2,942,968,478
Other assets and liabilities, net - (3.9%)		(109,817,022)

NET ASSETS - 100.0%		$2,833,151,456

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended May 31, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
SECURITIES LENDING COLLATERAL — 4.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(b)(c)
111,668,629	15,428,924(d)	—	—	—	1,332,910	—	127,097,553	127,097,553

CASH EQUIVALENTS — 1.3%
DWS Government Money Market Series “Institutional Shares”, 2.35%(b)
—	243,060,631	(206,729,667)	—	—	240,624	—	36,330,964	36,330,964

111,668,629	258,489,555	(206,729,667)	—	—	1,573,534	—	163,428,517	163,428,517

(a)

All or a portion of these securities were on loan. In addition, "Other assets and liabilities, net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $128,804,026, which is 4.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $8,394,008.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(e)	$—	$2,779,539,961	$—	$2,779,539,961
Short-Term Investments(e)	163,428,517	—	—	163,428,517

TOTAL	$163,428,517	$2,779,539,961	$—	$2,942,968,478

(e)	See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF

May 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 95.4%
Argentina - 0.0%
Globant SA*	26	$2,414
Transportadora de Gas del Sur SA, ADR	99	1,296

		3,710

Australia - 6.6%
Amcor Ltd.	818	9,340
AMP Ltd.(a)	2,188	3,290
APA Group(b)	835	5,866
ASX Ltd.	155	8,135
Aurizon Holdings Ltd.	1,511	5,423
AusNet Services	892	1,100
Australia & New Zealand Banking Group Ltd.	2,104	40,642
Bendigo & Adelaide Bank Ltd.	349	2,715
BlueScope Steel Ltd.	405	2,958
Boral Ltd.	903	3,397
Brambles Ltd.	1,155	9,691
Coca-Cola Amatil Ltd.	374	2,469
Cochlear Ltd.	42	5,824
Coles Group Ltd.*	913	7,876
Commonwealth Bank of Australia	1,324	72,020
Computershare Ltd.	382	4,415
CSL Ltd.	341	48,549
Dexus REIT	757	6,755
Fortescue Metals Group Ltd.	1,107	6,174
Goodman Group REIT	1,223	11,355
GPT Group REIT	1,286	5,132
Harvey Norman Holdings Ltd.(a)	753	2,170
Insurance Australia Group Ltd.	1,678	8,894
Lendlease Group(b)	426	4,206
Macquarie Group Ltd.	247	20,589
Mirvac Group REIT	2,834	5,950
National Australia Bank Ltd.	2,057	37,753
Newcrest Mining Ltd.	602	11,349
Orica Ltd.	274	3,922
Origin Energy Ltd.	1,289	6,412
Ramsay Health Care Ltd.	100	4,838
SEEK Ltd.	253	3,664
Stockland REIT	1,811	5,559
Sydney Airport(b)	803	4,123
Telstra Corp. Ltd.	3,062	7,744
Transurban Group(b)	2,013	19,428
Wesfarmers Ltd.	868	22,282
Westpac Banking Corp.	2,566	48,784
Woodside Petroleum Ltd.	724	17,768
WorleyParsons Ltd.	291	2,657

		501,218

Austria - 0.1%
ANDRITZ AG	45	1,615
OMV AG	122	5,722
voestalpine AG	83	2,161

		9,498

Belgium - 0.4%
Colruyt SA	42	3,113
KBC Group NV	182	11,938
Solvay SA	55	5,153
UCB SA	93	7,097
Umicore SA	149	4,433

		31,734

Brazil - 0.8%
Atacadao SA	300	1,774
B3 SA - Brasil Bolsa Balcao	1,535	14,341
Banco do Brasil SA	647	8,570
Banco Santander Brasil SA	305	3,561
BR Malls Participacoes SA	662	2,166
Cielo SA	960	1,643
Cosan SA	109	1,313
Energisa SA	124	1,426
Engie Brasil Energia SA	121	1,432
Klabin SA	521	2,070
Localiza Rent a Car SA	385	3,741
Lojas Renner SA	674	7,583
M Dias Branco SA	87	860
Multiplan Empreendimentos Imobiliarios SA	246	1,561
Natura Cosmeticos SA	138	2,115
TIM Participacoes SA	689	1,936
Ultrapar Participacoes SA	512	2,705
WEG SA	575	2,798

		61,595

Canada - 7.6%
Agnico Eagle Mines Ltd.	171	7,456
Alimentation Couche-Tard, Inc., Class B	346	21,230
AltaGas Ltd.(a)	186	2,684
Aurora Cannabis, Inc.*	487	3,700
Bank of Montreal	466	33,822
Bank of Nova Scotia	900	45,642
BlackBerry Ltd.*	378	2,967
CAE, Inc.	193	4,921
Canadian Imperial Bank of Commerce(a)	324	24,563
Canadian National Railway Co.	551	48,836
Canadian Tire Corp. Ltd., Class A	43	4,300
Canopy Growth Corp.*	148	5,964
Cenovus Energy, Inc.	762	6,245
CGI, Inc.*	201	14,648
Cronos Group, Inc.*	142	2,006
Empire Co. Ltd., Class A	130	2,996
Enbridge, Inc.	1,544	56,831
Encana Corp.	1,109	5,849

First Capital Realty, Inc.	141	2,168
Fortis, Inc.	333	12,575
Franco-Nevada Corp.	136	10,499
Gildan Activewear, Inc.	165	5,952
Loblaw Cos. Ltd.	141	7,234
Lundin Mining Corp.	473	2,113
Magna International, Inc.	251	10,748
Metro, Inc.	185	6,751
Nutrien Ltd.	457	22,284
Open Text Corp.	217	8,626
PrairieSky Royalty Ltd.	128	1,689
Rogers Communications, Inc., Class B	269	14,149
Shopify, Inc., Class A*	75	20,629
Sun Life Financial, Inc.	457	17,734
Suncor Energy, Inc.	1,217	37,494
Teck Resources Ltd., Class B	372	7,559
TELUS Corp.	180	6,647
Toronto-Dominion Bank	1,370	74,889
Vermilion Energy, Inc.	139	2,914
West Fraser Timber Co. Ltd.	50	1,949
Wheaton Precious Metals Corp.	311	6,876
WSP Global, Inc.	69	3,639

		579,778

Chile - 0.2%
Empresa Nacional de Telecomunicaciones SA*	142	1,359
Empresas CMPC SA	870	2,320
Empresas COPEC SA	344	3,571
Enel Americas SA	20,835	3,330
Latam Airlines Group SA	241	2,120
SACI Falabella	691	4,183

		16,883

China - 7.0%
3SBio, Inc., 144A(a)	961	1,566
51job, Inc., ADR*(a)	19	1,337
AAC Technologies Holdings, Inc.(a)	587	3,122
Air China Ltd., Class H*	1,505	1,395
Alibaba Group Holding Ltd., ADR*(a)	1,072	160,007
BAIC Motor Corp. Ltd., Class H, 144A	2,439	1,509
Baozun, Inc., ADR*(a)	37	1,452
BYD Co. Ltd., Class H(a)	520	3,044
BYD Electronic International Co. Ltd.	923	1,215
China Aoyuan Group Ltd.	943	1,019
China CITIC Bank Corp. Ltd., Class H	5,765	3,272
China Conch Venture Holdings Ltd.	1,074	3,486
China Construction Bank Corp., Class H	70,999	56,143
China Eastern Airlines Corp. Ltd., Class A	1,000	868
China Longyuan Power Group Corp. Ltd., Class H	2,531	1,598
China Medical System Holdings Ltd.	1,129	994
China Merchants Bank Co. Ltd., Class H	2,873	13,833
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A*	300	944
China Minsheng Banking Corp. Ltd., Class H	5,002	3,636
China Molybdenum Co. Ltd., Class H(a)	2,790	875
China Resources Pharmaceutical Group Ltd., 144A*	1,134	1,481
China Shenhua Energy Co. Ltd., Class A	300	799
China Shenhua Energy Co. Ltd., Class H	2,532	5,199
China Vanke Co. Ltd., Class A	200	774
China Vanke Co. Ltd., Class H	1,182	4,183
Country Garden Services Holdings Co. Ltd.	762	1,563
CSPC Pharmaceutical Group Ltd.	3,457	5,573
Dali Foods Group Co. Ltd., 144A	2,295	1,642
ENN Energy Holdings Ltd.*	577	5,188
Fosun International Ltd.	1,660	2,143
Geely Automobile Holdings Ltd.	3,802	6,236
Genscript Biotech Corp.*	673	1,454
Greentown Service Group Co. Ltd.*	968	762
Guangzhou Automobile Group Co. Ltd., Class H	2,280	2,198
HengTen Networks Group Ltd.*	34,321	849
Huaneng Renewables Corp. Ltd., Class H	3,894	1,053
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,300	1,424
Jiangsu Expressway Co. Ltd., Class H	979	1,364
Kingdee International Software Group Co. Ltd.	1,806	2,011
Lenovo Group Ltd.	5,418	3,766
Meituan Dianping, Class B*	824	6,363
Pinduoduo, Inc., ADR*	165	3,204
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,701	1,480
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	766	1,512
Shenzhou International Group Holdings Ltd.	602	7,098
Shui On Land Ltd.	3,711	842
Sinopharm Group Co. Ltd., Class H(a)	908	3,411

Sinotrans Ltd., Class H	2,766	1,016
SOHO China Ltd.	2,427	758
Suning.com Co. Ltd., Class A	800	1,256
Tencent Holdings Ltd.	4,297	178,664
Tong Ren Tang Technologies Co. Ltd., Class H	848	1,086
Vipshop Holdings Ltd., ADR*	385	2,903
Wuxi Biologics Cayman, Inc., 144A*	354	3,346
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	1,036	1,090
Yuzhou Properties Co. Ltd.	2,258	1,028
Zhejiang Expressway Co. Ltd., Class H	1,141	1,192
Zhongsheng Group Holdings Ltd.	723	1,820

		529,046

Colombia - 0.1%
Cementos Argos SA	346	748
Grupo Argos SA	309	1,588
Interconexion Electrica SA ESP	400	1,923

		4,259

Czech Republic - 0.1%
CEZ AS	92	2,137
Komercni banka AS	46	1,732

		3,869

Denmark - 1.7%
Chr Hansen Holding A/S	73	7,601
Coloplast A/S, Class B	91	9,677
Demant A/S*	75	2,506
Genmab A/S*	45	7,706
H Lundbeck A/S	52	2,083
ISS A/S	111	3,116
Novo Nordisk A/S, Class B	1,300	61,050
Novozymes A/S, Class B	172	8,075
Orsted A/S, 144A	148	11,767
Pandora A/S	83	3,075
Tryg A/S	104	3,250
Vestas Wind Systems A/S	143	11,694

		131,600

Egypt - 0.1%
Commercial International Bank Egypt SAE	983	4,210

Finland - 0.5%
Metso OYJ(a)	72	2,323
Neste OYJ	335	11,296
Nokian Renkaat OYJ	85	2,424
Orion OYJ, Class B	74	2,414
Stora Enso OYJ, Class R	402	4,239
UPM-Kymmene OYJ	391	9,768
Wartsila OYJ Abp	318	4,637

		37,101

France - 6.5%
Accor SA(a)	156	5,744
Air Liquide SA	326	40,505
Atos SE	73	5,550
AXA SA	1,445	35,554
Bouygues SA	159	5,551
Carrefour SA	432	8,107
Casino Guichard Perrachon SA(a)	41	1,557
Cie de Saint-Gobain	370	13,365
Cie Generale des Etablissements Michelin	135	15,487
CNP Assurances	105	2,245
Credit Agricole SA(a)	859	9,792
Danone SA	450	35,804
Eiffage SA	49	4,673
EssilorLuxottica SA	212	24,368
Eurazeo SE	40	2,793
Gecina SA REIT	34	4,850
Getlink SE	349	5,371
Imerys SA	31	1,342
Ingenico Group SA*	43	3,430
JCDecaux SA	55	1,532
Kering SA	57	29,596
L’Oreal SA	189	50,631
Natixis SA(a)	593	2,715
Orange SA	1,511	23,640
Schneider Electric SE	407	32,111
Societe BIC SA*(a)	18	1,402
Teleperformance	43	8,242
TOTAL SA	1,822	94,695
Unibail-Rodamco-Westfield REIT	100	15,083
Valeo SA	199	5,251
Wendel SA	22	2,795

		493,781

Germany - 6.8%
adidas AG	139	39,684
Allianz SE	321	71,134
BASF SE	690	45,411
Bayerische Motoren Werke AG	249	17,209
Beiersdorf AG	74	8,498
Commerzbank AG	724	5,084
Deutsche Boerse AG	142	19,582
Deutsche Post AG	764	22,459
Deutsche Wohnen SE	258	12,147
E.ON SE	1,693	17,638
Fraport AG Frankfurt Airport Services Worldwide	39	3,064
HeidelbergCement AG	117	8,678
Henkel AG & Co. KGaA	84	7,264
Infineon Technologies AG	832	14,912
Merck KGaA	102	9,827
METRO AG	139	2,186
MTU Aero Engines AG	38	8,198

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	114	27,452
RWE AG	417	10,390
SAP SE	742	91,301
Siemens AG	576	65,111
Symrise AG	103	9,625
Telefonica Deutschland Holding AG	511	1,430

		518,284

Greece - 0.1%
Alpha Bank AE*	955	1,799
Hellenic Telecommunications Organization SA	190	2,594
Motor Oil Hellas Corinth Refineries SA	70	1,778

		6,171

Hong Kong - 2.3%
Alibaba Health Information Technology Ltd.*	2,674	2,534
Alibaba Pictures Group Ltd.*	10,672	2,219
ASM Pacific Technology Ltd.	245	2,376
Beijing Enterprises Water Group Ltd.*	4,229	2,249
BOC Hong Kong Holdings Ltd.	2,732	10,488
China Agri-Industries Holdings Ltd.	3,075	929
China Everbright International Ltd.	2,618	2,478
China First Capital Group Ltd.*	2,400	735
China Mengniu Dairy Co. Ltd.*	2,095	7,655
China Overseas Land & Investment Ltd.	2,894	10,040
CLP Holdings Ltd.	1,268	14,337
Fullshare Holdings Ltd.*(a)	5,068	472
Hang Seng Bank Ltd.	563	14,110
HKT Trust & HKT Ltd.(b)	2,998	4,726
Hong Kong & China Gas Co. Ltd.	7,564	16,709
Hong Kong Exchanges & Clearing Ltd.	884	28,119
Hutchison China MediTech Ltd., ADR*	43	1,187
Hysan Development Co. Ltd.	572	2,977
Lee & Man Paper Manufacturing Ltd.	1,293	841
MTR Corp. Ltd.	1,120	6,850
PCCW Ltd.	3,393	1,930
Shangri-La Asia Ltd.	1,109	1,414
Shenzhen Investment Ltd.	985	363
Sino Biopharmaceutical Ltd.	5,142	5,188
Sun Hung Kai Properties Ltd.	1,212	19,183
Swire Pacific Ltd., Class A	377	4,462
Swire Properties Ltd.	1,018	4,194
Techtronic Industries Co. Ltd.	1,030	6,568

		175,333

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC*	348	3,910
OTP Bank Nyrt	153	6,376

		10,286

India - 0.3%
Axis Bank Ltd., GDR*	175	10,150
Infosys Ltd., ADR	1,485	15,548

		25,698

Indonesia - 0.8%
PT Adaro Energy Tbk	13,090	1,188
PT Astra International Tbk	15,008	7,834
PT Bank Central Asia Tbk	7,453	15,196
PT Bank Mandiri Persero Tbk	13,891	7,470
PT Bank Negara Indonesia Persero Tbk	5,468	3,218
PT Bank Rakyat Indonesia Persero Tbk	40,841	11,732
PT Bukit Asam Tbk	4,847	1,039
PT Indah Kiat Pulp & Paper Corp. Tbk	2,093	1,137
PT Indofood CBP Sukses Makmur Tbk	1,467	1,007
PT Indofood Sukses Makmur Tbk	2,981	1,378
PT Kalbe Farma Tbk	15,558	1,532
PT Pabrik Kertas Tjiwi Kimia Tbk	1,518	1,085
PT Perusahaan Gas Negara Tbk	8,505	1,228
PT Unilever Indonesia Tbk	1,238	3,860
PT United Tractors Tbk	1,262	2,241

		61,145

Ireland - 0.6%
CRH PLC	613	19,120
DCC PLC	78	6,538
Kerry Group PLC, Class A	124	14,302
Kingspan Group PLC	108	5,615

		45,575

Israel - 0.2%
Bank Hapoalim BM	859	6,232
Bank Leumi Le-Israel BM	1,118	7,540
Mizrahi Tefahot Bank Ltd.*	116	2,554

		16,326

Italy - 0.6%
Assicurazioni Generali SpA	790	13,835
Intesa Sanpaolo SpA	10,857	22,186
Snam SpA	1,728	8,673

		44,694

Japan - 15.3%
Aeon Co. Ltd.	500	8,646
AEON Financial Service Co. Ltd.	100	1,600
AGC, Inc.	100	3,219
Ajinomoto Co., Inc.	300	5,103
ANA Holdings, Inc.	100	3,349
Asahi Kasei Corp.	1,000	10,306
Astellas Pharma, Inc.	1,400	18,858

Bridgestone Corp.	400	14,954
Casio Computer Co. Ltd.	100	1,115
Central Japan Railway Co.	100	20,857
Chugai Pharmaceutical Co. Ltd.	200	13,336
CyberAgent, Inc.	100	3,850
Dai Nippon Printing Co. Ltd.	200	4,338
Daicel Corp.	200	1,704
Daifuku Co. Ltd.	100	5,038
Daikin Industries Ltd.	200	24,370
Daiwa House Industry Co. Ltd.	400	11,977
Denso Corp.	300	11,610
East Japan Railway Co.	200	18,991
Eisai Co. Ltd.	200	11,758
Fujitsu Ltd.	200	13,548
Hino Motors Ltd.	200	1,586
Hitachi Chemical Co. Ltd.	100	2,676
Hitachi Construction Machinery Co. Ltd.	100	2,331
Hitachi High-Technologies Corp.	100	4,260
Hitachi Metals Ltd.	200	1,993
Honda Motor Co. Ltd.	1,200	29,300
Hulic Co. Ltd.	200	1,588
Inpex Corp.	700	5,666
Japan Retail Fund Investment Corp. REIT	2	4,027
JFE Holdings, Inc.	300	4,167
Kajima Corp.	300	4,114
Kansai Paint Co. Ltd.	100	1,895
Kao Corp.	400	31,241
Kawasaki Heavy Industries Ltd.	100	2,241
KDDI Corp.	1,300	33,387
Keio Corp.	100	6,668
Keyence Corp.	100	56,652
Kikkoman Corp.	100	4,149
Kobe Steel Ltd.	200	1,240
Komatsu Ltd.	700	15,580
Konami Holdings Corp.	100	4,716
Konica Minolta, Inc.	300	2,647
Kubota Corp.	800	12,235
Kuraray Co. Ltd.	200	2,295
Kurita Water Industries Ltd.	100	2,403
Kyocera Corp.	200	12,202
Kyushu Railway Co.	100	2,984
Marui Group Co. Ltd.	100	2,085
Mitsubishi Chemical Holdings Corp.	1,100	7,206
Mitsubishi Electric Corp.	1,400	17,543
Mitsubishi Estate Co. Ltd.	900	16,554
Mitsubishi Materials Corp.	100	2,609
Mitsubishi UFJ Lease & Finance Co. Ltd.	300	1,498
Mitsui Chemicals, Inc.	100	2,198
Mitsui Fudosan Co. Ltd.	700	16,966
Mizuho Financial Group, Inc.	17,300	24,490
Murata Manufacturing Co. Ltd.	400	17,334
Nabtesco Corp.	100	2,528
Nagoya Railroad Co. Ltd.	100	2,761
NEC Corp.	200	7,414
NGK Insulators Ltd.	200	2,715
NGK Spark Plug Co. Ltd.	100	1,760
Nikon Corp.	200	2,737
Nintendo Co. Ltd.	100	35,644
Nippon Express Co. Ltd.	100	5,333
Nippon Prologis REIT, Inc. REIT	1	2,175
Nippon Yusen KK	100	1,513
Nitori Holdings Co. Ltd.	100	11,904
Nitto Denko Corp.	100	4,375
Nomura Real Estate Holdings, Inc.	100	2,058
Nomura Research Institute Ltd.	100	4,891
NSK Ltd.	300	2,412
NTT DOCOMO, Inc.	1,000	22,984
Obayashi Corp.	400	3,677
Odakyu Electric Railway Co. Ltd.	200	4,937
Omron Corp.	100	4,752
Ono Pharmaceutical Co. Ltd.	300	5,305
Oriental Land Co. Ltd.	200	24,407
ORIX Corp.	1,100	15,551
Osaka Gas Co. Ltd.	300	5,324
Otsuka Corp.	100	3,882
Panasonic Corp.	1,600	12,744
Park24 Co. Ltd.	100	1,879
Rakuten, Inc.	700	7,317
Recruit Holdings Co. Ltd.	900	28,747
Resona Holdings, Inc.	1,500	6,354
Santen Pharmaceutical Co. Ltd.	300	4,319
Secom Co. Ltd.	200	17,111
Sega Sammy Holdings, Inc.	200	2,373
Sekisui Chemical Co. Ltd.	300	4,413
Sekisui House Ltd.	400	6,416
Seven & i Holdings Co. Ltd.	600	20,259
Sharp Corp.	200	1,820
Shimadzu Corp.	200	5,012
Shimizu Corp.	400	3,260
Shin-Etsu Chemical Co. Ltd.	300	24,997
Shiseido Co. Ltd.	300	21,643
Showa Denko KK	100	2,751
Sohgo Security Services Co. Ltd.	100	4,835
Sompo Holdings, Inc.	300	11,362
Sony Corp.	1,000	48,418
Stanley Electric Co. Ltd.	100	2,290
Sumitomo Chemical Co. Ltd.	1,100	4,762
Sumitomo Metal Mining Co. Ltd.	200	5,272
Sumitomo Mitsui Trust Holdings, Inc.	200	7,341
Sumitomo Rubber Industries Ltd.	100	1,109
Suntory Beverage & Food Ltd.	100	4,158
Sysmex Corp.	100	6,934

T&D Holdings, Inc.	400	4,183
Taisei Corp.	100	3,652
Takeda Pharmaceutical Co. Ltd.	1,100	37,172
Teijin Ltd.	100	1,633
Tobu Railway Co. Ltd.	100	2,910
Toho Co. Ltd.	100	4,292
Tokyo Electron Ltd.	100	13,622
Tokyo Gas Co. Ltd.	300	7,453
Tokyu Corp.	400	7,096
Toray Industries, Inc.	1,000	6,879
TOTO Ltd.	100	3,726
Toyo Suisan Kaisha Ltd.	100	3,905
Unicharm Corp.	300	9,005
USS Co. Ltd.	200	3,800
West Japan Railway Co.	100	7,829
Yakult Honsha Co. Ltd.	100	5,692
Yamada Denki Co. Ltd.	400	1,871
Yamaha Corp.	100	4,499
Yamaha Motor Co. Ltd.	200	3,432
Yaskawa Electric Corp.	200	5,802
Yokogawa Electric Corp.	200	3,892

		1,162,533

Luxembourg - 0.1%
Millicom International Cellular SA SDR	52	2,909
SES SA	269	4,053
Tenaris SA	322	3,786

		10,748

Malaysia - 0.8%
AMMB Holdings Bhd	1,400	1,480
Axiata Group Bhd	2,125	2,378
CIMB Group Holdings Bhd	3,482	4,379
DiGi.Com Bhd	2,500	2,965
Fraser & Neave Holdings Bhd	200	1,632
HAP Seng Consolidated Bhd	500	1,181
Hartalega Holdings Bhd	1,000	1,241
Hong Leong Bank Bhd	500	2,267
IHH Healthcare Bhd	1,900	2,494
Malayan Banking Bhd	2,800	6,027
Malaysia Airports Holdings Bhd	900	1,576
Maxis Bhd	2,100	2,776
MISC Bhd	900	1,493
Nestle Malaysia Bhd	100	3,508
Petronas Dagangan Bhd	300	1,844
PPB Group Bhd	400	1,793
Press Metal Aluminium Holdings Bhd	1,100	1,176
Public Bank Bhd	2,100	11,827
RHB Bank Bhd	900	1,252
Sime Darby Bhd	2,000	1,107
Tenaga Nasional Bhd	2,300	6,971
Top Glove Corp. Bhd	1,000	1,205
Westports Holdings Bhd	1,100	1,019

		63,591

Mexico - 0.5%
Alfa SAB de CV, Class A	2,091	1,907
Alsea SAB de CV*	700	1,367
Arca Continental SAB de CV	349	1,864
Cemex SAB de CV, Series CPO*	11,057	4,505
Coca-Cola Femsa SAB de CV	384	2,393
Fomento Economico Mexicano SAB de CV	1,459	13,555
Gruma SAB de CV, Class B	161	1,534
Grupo Aeroportuario del Sureste SAB de CV, Class B	173	2,729
Grupo Bimbo SAB de CV, Series A	1,236	2,493
Industrias Penoles SAB de CV	103	1,152
Infraestructura Energetica Nova SAB de CV	331	1,347
Kimberly-Clark de Mexico SAB de CV, Class A*	1,156	2,084

		36,930

Netherlands - 2.9%
Aegon NV	1,443	6,586
Akzo Nobel NV	165	13,886
ASML Holding NV	314	59,239
EXOR NV	85	5,325
ING Groep NV	2,860	30,898
Koninklijke Ahold Delhaize NV	920	20,642
Koninklijke DSM NV	136	15,276
Koninklijke KPN NV	2,733	8,339
Koninklijke Philips NV	698	27,574
Koninklijke Vopak NV	63	2,577
NN Group NV	237	8,985
QIAGEN NV*	164	6,243
Wolters Kluwer NV	216	15,053

		220,623

New Zealand - 0.2%
Auckland International Airport Ltd.	706	4,034
Fletcher Building Ltd.	728	2,491
Meridian Energy Ltd.	827	2,286
Ryman Healthcare Ltd.	374	2,823

		11,634

Norway - 0.6%
Aker BP ASA	70	1,890
Equinor ASA	831	15,920
Mowi ASA(a)	310	7,189
Norsk Hydro ASA	954	3,337
Orkla ASA	628	5,435
Schibsted ASA, Class B	73	1,843
Telenor ASA	537	11,042

		46,656

Philippines - 0.4%
Aboitiz Equity Ventures, Inc.	1,620	1,736

Aboitiz Power Corp.	1,700	1,190
Alliance Global Group, Inc.	2,800	837
Ayala Land, Inc.	6,000	5,694
Bank of the Philippine Islands	790	1,224
BDO Unibank, Inc.	1,500	3,968
Globe Telecom, Inc.	30	1,248
JG Summit Holdings, Inc.	1,700	2,040
Manila Electric Co.	150	1,107
Metropolitan Bank & Trust Co.	1,400	1,926
SM Investments Corp.	160	2,890
SM Prime Holdings, Inc.	8,000	6,104

		29,964

Poland - 0.4%
Bank Millennium SA*	409	1,019
Bank Polska Kasa Opieki SA	118	3,264
CCC SA	34	1,387
Grupa Lotos SA	91	2,080
Jastrzebska Spolka Weglowa SA*	79	1,032
KGHM Polska Miedz SA*	94	2,325
mBank SA*	10	1,048
Polski Koncern Naftowy ORLEN SA	251	6,323
Polskie Gornictwo Naftowe i Gazownictwo SA	1,193	1,739
Powszechny Zaklad Ubezpieczen SA	423	4,562
Santander Bank Polska SA	23	2,187

		26,966

Portugal - 0.2%
EDP - Energias de Portugal SA	1,827	6,635
Galp Energia SGPS SA	411	6,174
Jeronimo Martins SGPS SA	203	3,082

		15,891

Qatar - 0.0%
Commercial Bank QSC	138	1,760
Ooredoo QPSC	67	1,186

		2,946

Romania - 0.0%
NEPI Rockcastle PLC	285	2,409

Russia - 0.6%
Inter RAO UES PJSC	26,571	1,637
LUKOIL PJSC	316	25,558
Novatek PJSC, GDR	66	13,530
PhosAgro PJSC, GDR	105	1,351
Polymetal International PLC	125	1,344
Polyus PJSC	21	1,667

		45,087

Saudi Arabia - 0.1%
Banque Saudi Fransi	207	2,211
Saudi Basic Industries Corp.	306	9,122

		11,333

Singapore - 1.2%
Ascendas Real Estate Investment Trust REIT	1,700	3,607
BOC Aviation Ltd., 144A	179	1,492
CapitaLand Commercial Trust REIT	1,800	2,524
CapitaLand Ltd.	1,800	4,211
CapitaLand Mall Trust REIT	1,800	3,152
City Developments Ltd.	300	1,792
DBS Group Holdings Ltd.	1,300	22,942
Jardine Cycle & Carriage Ltd.	100	2,454
Keppel Corp. Ltd.	1,000	4,381
Oversea-Chinese Banking Corp. Ltd.	2,300	17,663
Singapore Airlines Ltd.	400	2,648
Singapore Exchange Ltd.	500	2,681
Singapore Press Holdings Ltd.	900	1,530
Singapore Telecommunications Ltd.	6,500	15,112
UOL Group Ltd.	400	1,965

		88,154

South Africa - 2.7%
Absa Group Ltd.	507	5,886
Anglo American Platinum Ltd.	37	1,863
Aspen Pharmacare Holdings Ltd.	289	1,944
Bid Corp. Ltd.	268	5,602
Bidvest Group Ltd.	240	3,414
Clicks Group Ltd.	194	2,541
Exxaro Resources Ltd.	171	1,996
FirstRand Ltd.	2,616	12,022
Foschini Group Ltd.	192	2,323
Growthpoint Properties Ltd. REIT	2,335	3,880
Investec Ltd.	267	1,572
Investec PLC	465	2,702
Kumba Iron Ore Ltd.	42	1,275
Life Healthcare Group Holdings Ltd.	934	1,485
Mr Price Group Ltd.	212	2,871
MTN Group Ltd.(a)	1,249	8,806
MultiChoice Group Ltd.*	327	2,738
Naspers Ltd., Class N	332	74,704
Nedbank Group Ltd.	290	5,221
Netcare Ltd.	936	1,196
Old Mutual Ltd.	3,667	5,300
Pick n Pay Stores Ltd.	305	1,487
PSG Group Ltd.	110	1,837
Redefine Properties Ltd. REIT(a)	4,561	2,842
Remgro Ltd.	410	5,215
RMB Holdings Ltd.	489	2,767
Sanlam Ltd.	1,309	6,848
Sappi Ltd.	422	1,597
Sasol Ltd.	419	10,551
Shoprite Holdings Ltd.	317	3,745
SPAR Group Ltd.(a)	143	1,881
Standard Bank Group Ltd.	927	12,656
Vodacom Group Ltd.(a)	442	3,607

Woolworths Holdings Ltd.	771	2,423

		206,797

South Korea - 1.5%
Amorepacific Corp.	27	4,058
AMOREPACIFIC Group	25	1,360
BNK Financial Group, Inc.	119	689
CJ CheilJedang Corp.	7	1,649
CJ Corp.	12	1,023
Daelim Industrial Co. Ltd.	21	1,825
GS Engineering & Construction Corp.	46	1,551
GS Holdings Corp.	38	1,599
Hana Financial Group, Inc.	223	6,797
Hankook Tire & Technology Co. Ltd.	59	1,734
Hanwha Chemical Corp.	92	1,595
Hyundai Marine & Fire Insurance Co. Ltd.	48	1,239
KB Financial Group, Inc.	294	10,813
LG Chem Ltd.	36	10,066
LG Corp.	70	4,309
LG Display Co. Ltd.*	169	2,427
LG Electronics, Inc.	81	5,346
LG Household & Health Care Ltd.	7	7,512
LG Innotek Co. Ltd.	18	1,431
Lotte Chemical Corp.	13	2,816
Lotte Corp.	25	886
OCI Co. Ltd.	14	1,062
Samsung Fire & Marine Insurance Co. Ltd.	23	5,234
Samsung SDI Co. Ltd.	40	7,339
Shinhan Financial Group Co. Ltd.	317	11,832
SK Holdings Co. Ltd.	24	4,665
SK Innovation Co. Ltd.	47	6,512
SK Telecom Co. Ltd.	17	3,576
S-Oil Corp.	33	2,314
Woongjin Coway Co. Ltd.	41	2,758
Yuhan Corp.	6	1,247

		117,264

Spain - 2.7%
Amadeus IT Group SA	329	25,062
Banco Bilbao Vizcaya Argentaria SA	4,875	26,442
Banco de Sabadell SA	4,377	4,844
Bankinter SA	505	3,645
CaixaBank SA	2,656	8,163
Enagas SA	193	5,269
Ferrovial SA	332	7,914
Ferrovial SA*	4	95
Iberdrola SA	4,404	40,802
Industria de Diseno Textil SA	837	22,432
Naturgy Energy Group SA	237	6,743
Red Electrica Corp. SA	328	6,956
Repsol SA	1,134	18,273
Telefonica SA	3,458	27,660

		204,300

Sweden - 2.1%
Assa Abloy AB, Class B	766	14,906
Atlas Copco AB, Class A	517	13,901
Atlas Copco AB, Class B	286	6,921
Boliden AB*	195	87
Boliden AB	195	4,432
Electrolux AB, Series B	190	4,118
Essity AB, Class B	444	12,993
Hennes & Mauritz AB, Class B	651	9,713
Husqvarna AB, Class B	321	2,675
ICA Gruppen AB(a)	60	2,385
Investor AB, Class B	348	15,003
Kinnevik AB, Class B	194	4,933
L E Lundbergforetagen AB, Class B	72	2,360
Sandvik AB	803	12,365
Skandinaviska Enskilda Banken AB, Class A	1,160	10,270
Skanska AB, Class B	250	4,085
SKF AB, Class B	253	3,921
Svenska Handelsbanken AB, Class A	1,080	10,612
Swedbank AB, Class A	651	9,296
Tele2 AB, Class B	361	4,973
Telia Co. AB	2,244	9,370

		159,319

Switzerland - 5.0%
ABB Ltd.	1,387	25,338
Adecco Group AG	120	6,440
Alcon, Inc.*	323	18,699
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	1	6,522
Cie Financiere Richemont SA	394	28,885
Clariant AG*	145	2,630
Coca-Cola HBC AG*	147	5,284
Givaudan SA	7	18,449
Kuehne + Nagel International AG	41	5,427
Lonza Group AG*	56	17,170
Roche Holding AG	528	138,109
SGS SA	4	10,081
Sika AG	95	14,063
Sonova Holding AG	41	9,094
Swiss Re AG	230	21,723
Swisscom AG	19	9,059
Vifor Pharma AG	33	4,541
Zurich Insurance Group AG	111	35,843

		377,357

Taiwan - 4.0%
Acer, Inc.*	2,216	1,335
Advantech Co. Ltd.	243	2,037

ASE Technology Holding Co. Ltd.*	2,612	4,941
AU Optronics Corp.	5,940	1,747
Catcher Technology Co. Ltd.	471	2,861
Cathay Financial Holding Co. Ltd.	5,796	7,480
Chailease Holding Co. Ltd.	940	3,464
Cheng Shin Rubber Industry Co. Ltd.	1,499	1,901
China Airlines Ltd.	2,836	874
China Steel Corp.	8,819	6,779
Chunghwa Telecom Co. Ltd.	2,878	10,242
CTBC Financial Holding Co. Ltd.	13,085	8,672
Delta Electronics, Inc.	1,485	6,694
E.Sun Financial Holding Co. Ltd.	7,058	6,117
Eva Airways Corp.	3,561	1,695
Evergreen Marine Corp. Taiwan Ltd.	2,384	913
Far Eastern New Century Corp.	2,498	2,592
Far EasTone Telecommunications Co. Ltd.	1,268	3,149
First Financial Holding Co. Ltd.	6,887	4,924
Fubon Financial Holding Co. Ltd.	5,213	7,132
Giant Manufacturing Co. Ltd.	300	2,130
Hiwin Technologies Corp.	162	1,222
Hotai Motor Co. Ltd.	264	4,226
Hua Nan Financial Holdings Co. Ltd.	2,993	1,984
Innolux Corp.	7,081	1,678
Inventec Corp.	1,950	1,468
Lite-On Technology Corp.	1,579	2,253
MediaTek, Inc.	1,101	10,832
Nan Ya Plastics Corp.	4,026	9,997
President Chain Store Corp.	448	4,266
Quanta Computer, Inc.	1,910	3,559
SinoPac Financial Holdings Co. Ltd.	6,388	2,475
Standard Foods Corp.	609	1,167
Taishin Financial Holding Co. Ltd.	7,276	3,245
Taiwan Business Bank	3,165	1,297
Taiwan High Speed Rail Corp.	1,537	2,115
Taiwan Mobile Co. Ltd.	1,259	4,699
Taiwan Semiconductor Manufacturing Co. Ltd.	18,446	137,415
Tatung Co. Ltd.*	2,166	1,490
Uni-President Enterprises Corp.	3,686	9,480
United Microelectronics Corp.	9,051	3,693
Wistron Corp.	2,104	1,498
Yuanta Financial Holding Co. Ltd.	7,871	4,419

		302,157

Thailand - 1.0%
Advanced Info Service PCL, NVDR	800	4,879
Airports of Thailand PCL, NVDR	3,100	6,245
Bangkok Dusit Medical Services PCL, NVDR	7,200	5,801
Banpu PCL, NVDR	5,300	2,495
BTS Group Holdings PCL, NVDR	7,800	2,810
Bumrungrad Hospital PCL, NVDR	300	1,588
Central Pattana PCL, NVDR	1,400	3,152
CP ALL PCL, NVDR	4,400	11,088
Electricity Generating PCL, NVDR	200	1,877
Home Product Center PCL, NVDR	4,800	2,563
Indorama Ventures PCL, NVDR	1,400	2,035
IRPC PCL, NVDR	13,400	2,007
Kasikornbank PCL, NVDR	1,400	8,250
Land & Houses PCL, NVDR	4,800	1,608
Minor International PCL, NVDR	1,600	1,959
Muangthai Capital PCL	600	1,019
PTT Global Chemical PCL, NVDR	1,700	3,263
Siam Cement PCL, NVDR	600	8,569
Siam Commercial Bank PCL, NVDR	700	2,864
Thai Oil PCL, NVDR	1,300	2,434
TMB Bank PCL, NVDR	10,900	651
True Corp. PCL, NVDR	5,900	917

		78,074

Turkey - 0.1%
KOC Holding AS	746	2,075
Turkcell Iletisim Hizmetleri AS	897	1,789

		3,864

United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	2,038	4,982
DP World Ltd.	137	2,344
Dubai Islamic Bank PJSC	1,453	1,994
First Abu Dhabi Bank PJSC	1,987	8,039
NMC Health PLC	76	2,158

		19,517

United Kingdom - 9.2%
3i Group PLC	768	10,174
Associated British Foods PLC	262	8,150
Aviva PLC	2,991	15,253
Barratt Developments PLC	808	5,683
Berkeley Group Holdings PLC	102	4,494
British Land Co. PLC REIT	710	4,779
BT Group PLC	6,174	15,078
Burberry Group PLC	313	6,687
CNH Industrial NV	738	6,413
Coca-Cola European Partners PLC	196	10,858
Compass Group PLC	1,214	27,397
Croda International PLC	97	6,199
easyJet PLC	117	1,285
Ferguson PLC	170	10,979
GlaxoSmithKline PLC	3,748	72,135
Informa PLC	969	9,485
InterContinental Hotels Group PLC	132	8,493
Intertek Group PLC	116	7,743
ITV PLC	2,732	3,693
J Sainsbury PLC	1,332	3,359
John Wood Group PLC	502	2,475
Johnson Matthey PLC	140	5,460
Kingfisher PLC	1,799	4,850

Legal & General Group PLC	4,727	15,288
London Stock Exchange Group PLC	231	15,384
Marks & Spencer Group PLC	1,285	3,647
Meggitt PLC	540	3,339
Merlin Entertainments PLC, 144A	570	2,724
Mondi Ltd.	111	2,284
Mondi PLC	276	5,705
National Grid PLC(a)	2,532	25,301
Next PLC	114	8,279
Pearson PLC	580	5,753
Prudential PLC	1,959	38,950
Reckitt Benckiser Group PLC	538	43,045
RELX PLC	1,472	34,184
Rentokil Initial PLC	1,390	6,570
RSA Insurance Group PLC	778	5,419
Schroders PLC	107	3,937
Segro PLC REIT	867	7,623
Smith & Nephew PLC	632	13,255
Spirax-Sarco Engineering PLC	52	5,479
SSE PLC	766	10,413
Standard Chartered PLC	2,017	17,465
Standard Life Aberdeen PLC	1,754	5,909
Taylor Wimpey PLC	2,688	5,599
Tesco PLC	7,183	20,497
Unilever NV	1,117	67,215
Unilever PLC	829	50,540
Whitbread PLC	139	8,112
Wm Morrison Supermarkets PLC	1,741	4,320
WPP PLC	924	10,961

		698,319

TOTAL COMMON STOCKS
(Cost $7,267,644)		7,254,227

PREFERRED STOCKS - 1.4%
Brazil - 1.0%
Banco Bradesco SA	3,025	28,593
Cia Brasileira de Distribuicao	118	2,629
Cia Energetica de Minas Gerais	642	2,421
Itau Unibanco Holding SA	3,538	31,635
Itausa - Investimentos Itau SA	3,246	10,274
Telefonica Brasil SA	338	4,149

		79,701

Chile - 0.1%
Embotelladora Andina SA, Class B	379	1,265
Sociedad Quimica y Minera de Chile SA, Class B	92	2,785

		4,050

Germany - 0.3%
Bayerische Motoren Werke AG	36	2,126
Henkel AG & Co. KGaA	134	12,211
Sartorius AG	27	5,115

		19,452

South Korea - 0.0%
CJ Corp.*(c)	1	7
LG Chem Ltd.	8	1,303
LG Household & Health Care Ltd.	2	1,224

		2,534

TOTAL PREFERRED STOCKS
(Cost $106,834)		105,737

RIGHTS - 0.0%
United Kingdom - 0.0%
Marks & Spencer Group PLC*, expires 6/12/19
(Cost $0)	257	126

WARRANTS - 0.0%
Thailand - 0.0%
Minor International PCL*, expires 9/30/21(c)
(Cost $0)	80	10

EXCHANGE-TRADED FUNDS - 0.3%
Xtrackers MSCI EAFE ESG Leaders Equity ETF(d)	790	19,004
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF(d)	238	5,915

TOTAL EXCHANGE-TRADED FUNDS
(Cost $25,223)		24,919

SECURITIES LENDING COLLATERAL - 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(e)(f)
(Cost $96,398)	96,398	96,398

CASH EQUIVALENTS - 0.7%
DWS Government Money Market Series “Institutional Shares”, 2.35%(e)
(Cost $50,197)	50,197	50,197

TOTAL INVESTMENTS - 99.1%
(Cost $7,546,296)		$7,531,614
Other assets and liabilities, net - 0.9%		71,552

NET ASSETS - 100.0%		$7,603,166

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2019 is as follows:

Value ($) at 12/6/2018 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
EXCHANGE-TRADED FUNDS — 0.3%
Xtrackers MSCI EAFE ESG Leaders Equity ETF(d)
—	66,168	(46,492)	(538)	(134)	—	—	790	19,004
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF(d)
—	23,896	(16,634)	(1,177)	(170)	—	—	238	5,915
SECURITIES LENDING COLLATERAL — 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (e)(f)
—	96,398(g)	—	—	—	1,073	—	96,398	96,398
CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 2.35%(e)
—	2,042,067	(1,991,870)	—	—	1,413	—	50,197	50,197

—	2,228,529	(2,054,996)	(1,715)	(304)	2,486	—	147,623	171,514

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $225,550, which is 3.0% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund advised by DBX Advisors LLC.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $146,377.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2019 the Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$1,651,025	22.5%
Consumer Discretionary	876,042	11.9
Industrials	874,889	11.9
Consumer Staples	690,580	9.3
Health Care	638,382	8.7
Information Technology	631,990	8.6
Communication Services	553,408	7.6
Materials	545,142	7.3
Energy	417,169	5.7
Utilities	243,091	3.3
Real Estate	238,382	3.2

Total	$7,360,100	100.0%

At May 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(h)
SGX NIFTY 50 Futures	USD	9	$215,098	$214,650	6/27/2019	$(448)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2019.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(i)	$7,254,227	$—	$—	$7,254,227
Preferred Stocks(i)	105,730	—	7	105,737
Rights	126	—	—	126
Warrants	—	—	10	10
Exchange-Traded Funds	24,919	—	—	24,919
Short-Term Investments(i)	146,595	—	—	146,595

TOTAL	$7,531,597	$—	$17	$7,531,614

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(j)
Futures Contracts	$(448)	$—	$—	$(448)

TOTAL	$(448)	$—	$—	$(448)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF

May 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.8%
Australia - 9.8%
AMP Ltd.(a)	2,991	$4,497
APA Group(b)	1,232	8,655
ASX Ltd.	211	11,074
Aurizon Holdings Ltd.	2,166	7,774
AusNet Services	2,103	2,594
Australia & New Zealand Banking Group Ltd.	3,090	59,688
Bendigo & Adelaide Bank Ltd.	504	3,921
BlueScope Steel Ltd.	635	4,637
Boral Ltd.	1,212	4,560
Brambles Ltd.	1,761	14,775
Coca-Cola Amatil Ltd.	522	3,447
Cochlear Ltd.	65	9,013
Coles Group Ltd.*	1,262	10,886
Commonwealth Bank of Australia	1,910	103,896
Computershare Ltd.	508	5,871
CSL Ltd.	489	69,621
Dexus REIT	1,147	10,236
Fortescue Metals Group Ltd.	1,500	8,366
Goodman Group REIT	1,780	16,526
GPT Group REIT	1,875	7,483
Harvey Norman Holdings Ltd.(a)	560	1,614
Insurance Australia Group Ltd.	2,420	12,827
Lendlease Group(b)	601	5,934
Macquarie Group Ltd.	349	29,091
Mirvac Group REIT	3,776	7,927
National Australia Bank Ltd.	3,005	55,153
Newcrest Mining Ltd.	824	15,534
Orica Ltd.	392	5,611
Origin Energy Ltd.	1,964	9,770
Ramsay Health Care Ltd.	146	7,064
SEEK Ltd.	340	4,923
Stockland REIT	2,477	7,603
Sydney Airport(b)	1,240	6,366
Telstra Corp. Ltd.	4,726	11,952
Transurban Group(b)	2,788	26,908
Wesfarmers Ltd.	1,236	31,728
Westpac Banking Corp.	3,737	71,047
Woodside Petroleum Ltd.	1,015	24,909
WorleyParsons Ltd.	352	3,214

		706,695

Austria - 0.2%
ANDRITZ AG	77	2,763
OMV AG	155	7,270
voestalpine AG	146	3,802

		13,835

Belgium - 0.6%
Colruyt SA	62	4,596
KBC Group NV	262	17,185
Solvay SA	78	7,308
UCB SA	140	10,683
Umicore SA	216	6,427

		46,199

Denmark - 2.6%
Chr Hansen Holding A/S	114	11,871
Coloplast A/S, Class B	133	14,143
Demant A/S*	126	4,210
Genmab A/S*	68	11,644
H Lundbeck A/S	72	2,884
ISS A/S	175	4,913
Novo Nordisk A/S, Class B	1,869	87,771
Novozymes A/S, Class B	227	10,657
Orsted A/S, 144A	197	15,663
Pandora A/S	113	4,187
Tryg A/S	136	4,250
Vestas Wind Systems A/S	211	17,254

		189,447

Finland - 0.8%
Metso OYJ(a)	108	3,484
Neste OYJ	451	15,208
Nokian Renkaat OYJ	117	3,337
Orion OYJ, Class B	107	3,491
Stora Enso OYJ, Class R	638	6,727
UPM-Kymmene OYJ	595	14,865
Wartsila OYJ Abp	527	7,684

		54,796

France - 9.8%
Accor SA(a)	191	7,032
Air Liquide SA	464	57,652
Atos SE	101	7,678
AXA SA	2,111	51,941
Bouygues SA	252	8,798
Carrefour SA	661	12,404
Casino Guichard Perrachon SA(a)	57	2,164
Cie de Saint-Gobain	520	18,783
Cie Generale des Etablissements Michelin SCA	177	20,306
CNP Assurances	187	3,999
Credit Agricole SA(a)	1,272	14,501
Danone SA	669	53,229
Eiffage SA	87	8,297
EssilorLuxottica SA	304	34,943
Eurazeo SE	49	3,421
Gecina SA REIT	48	6,847
Getlink SE	504	7,756
Imerys SA	39	1,688
Ingenico Group SA*	62	4,945
JCDecaux SA	80	2,229
Kering SA	82	42,577
L’Oreal SA	272	72,866
Natixis SA(a)	996	4,560

Orange SA	2,138	33,450
Schneider Electric SE	590	46,549
Societe BIC SA*(a)	26	2,025
Teleperformance	61	11,692
TOTAL SA	2,575	133,831
Unibail-Rodamco-Westfield REIT	150	22,624
Valeo SA	271	7,151
Wendel SA	28	3,557

		709,495

Germany - 10.3%
adidas AG	192	54,815
Allianz SE	456	101,049
BASF SE	999	65,748
Bayerische Motoren Werke AG	363	25,088
Beiersdorf AG	113	12,976
Commerzbank AG	1,103	7,746
Deutsche Boerse AG	207	28,545
Deutsche Post AG	1,057	31,072
Deutsche Wohnen SE	382	17,985
E.ON SE	2,406	25,066
Fraport AG Frankfurt Airport Services Worldwide	46	3,614
HeidelbergCement AG	165	12,238
Henkel AG & Co. KGaA	110	9,512
Infineon Technologies AG	1,244	22,297
Merck KGaA	142	13,681
METRO AG	182	2,862
MTU Aero Engines AG	53	11,434
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	162	39,011
RWE AG	603	15,025
SAP SE	1,066	131,168
Siemens AG	825	93,258
Symrise AG	135	12,616
Telefonica Deutschland Holding AG	1,148	3,212

		740,018

Hong Kong - 2.7%
ASM Pacific Technology Ltd.	366	3,550
BOC Hong Kong Holdings Ltd.	4,002	15,364
CLP Holdings Ltd.	1,722	19,470
Hang Seng Bank Ltd.	823	20,626
HKT Trust & HKT Ltd.(b)	4,421	6,969
Hong Kong & China Gas Co. Ltd.	10,587	23,387
Hong Kong Exchanges & Clearing Ltd.	1,292	41,097
Hysan Development Co. Ltd.	667	3,471
MTR Corp. Ltd.	1,511	9,241
PCCW Ltd.	5,462	3,107
Shangri-La Asia Ltd.	1,035	1,320
Sun Hung Kai Properties Ltd.	1,710	27,066
Swire Pacific Ltd., Class A	526	6,225
Swire Properties Ltd.	1,261	5,195
Techtronic Industries Co. Ltd.	1,546	9,859

		195,947

Ireland - 0.9%
CRH PLC	883	27,541
DCC PLC	107	8,969
Kerry Group PLC, Class A	176	20,299
Kingspan Group PLC	154	8,007

		64,816

Israel - 0.3%
Bank Hapoalim BM	1,202	8,720
Bank Leumi Le-Israel BM	1,563	10,542
Mizrahi Tefahot Bank Ltd.*	150	3,302

		22,564

Italy - 0.9%
Assicurazioni Generali SpA	1,236	21,645
Intesa Sanpaolo SpA	16,096	32,892
Snam SpA	2,197	11,027

		65,564

Japan - 23.1%
Aeon Co. Ltd.	600	10,375
AEON Financial Service Co. Ltd.	100	1,600
AGC, Inc.	200	6,438
Ajinomoto Co., Inc.	500	8,506
ANA Holdings, Inc.	100	3,349
Asahi Kasei Corp.	1,400	14,429
Astellas Pharma, Inc.	2,000	26,940
Benesse Holdings, Inc.	100	2,328
Bridgestone Corp.	600	22,431
Casio Computer Co. Ltd.	200	2,231
Central Japan Railway Co.	200	41,713
Chugai Pharmaceutical Co. Ltd.	200	13,336
CyberAgent, Inc.	100	3,850
Dai Nippon Printing Co. Ltd.	200	4,338
Daicel Corp.	300	2,556
Daifuku Co. Ltd.	100	5,038
Daikin Industries Ltd.	300	36,555
Daiwa House Industry Co. Ltd.	600	17,965
Denso Corp.	500	19,351
East Japan Railway Co.	300	28,487
Eisai Co. Ltd.	300	17,637
Fast Retailing Co. Ltd.	100	57,813
Fujitsu Ltd.	200	13,548
Hino Motors Ltd.	300	2,379
Hitachi Chemical Co. Ltd.	100	2,676
Hitachi Construction Machinery Co. Ltd.	100	2,331
Hitachi High-Technologies Corp.	100	4,260
Hitachi Metals Ltd.	200	1,993
Honda Motor Co. Ltd.	1,700	41,508
Hulic Co. Ltd.	300	2,382
Inpex Corp.	1,100	8,903

Japan Retail Fund Investment Corp. REIT	3	6,040
JFE Holdings, Inc.	500	6,945
Kajima Corp.	500	6,857
Kaneka Corp.	100	3,454
Kansai Paint Co. Ltd.	200	3,789
Kao Corp.	500	39,051
Kawasaki Heavy Industries Ltd.	200	4,482
KDDI Corp.	1,900	48,797
Keio Corp.	100	6,668
Keyence Corp.	100	56,652
Kikkoman Corp.	200	8,298
Kobayashi Pharmaceutical Co. Ltd.	100	7,442
Kobe Steel Ltd.	300	1,860
Komatsu Ltd.	1,000	22,256
Konami Holdings Corp.	100	4,716
Konica Minolta, Inc.	500	4,412
Kubota Corp.	1,000	15,294
Kuraray Co. Ltd.	300	3,443
Kurita Water Industries Ltd.	100	2,403
Kyocera Corp.	300	18,303
Kyushu Railway Co.	200	5,968
Lawson, Inc.	100	4,670
Marui Group Co. Ltd.	200	4,170
Mitsubishi Chemical Holdings Corp.	1,400	9,172
Mitsubishi Electric Corp.	2,000	25,061
Mitsubishi Estate Co. Ltd.	1,300	23,911
Mitsubishi Materials Corp.	100	2,609
Mitsubishi UFJ Lease & Finance Co. Ltd.	400	1,997
Mitsui Chemicals, Inc.	200	4,397
Mitsui Fudosan Co. Ltd.	1,000	24,237
Mizuho Financial Group, Inc.	25,300	35,815
Murata Manufacturing Co. Ltd.	600	26,000
Nabtesco Corp.	100	2,528
Nagoya Railroad Co. Ltd.	200	5,522
NEC Corp.	300	11,121
NGK Insulators Ltd.	300	4,073
NGK Spark Plug Co. Ltd.	200	3,520
Nikon Corp.	300	4,106
Nintendo Co. Ltd.	100	35,644
Nippon Express Co. Ltd.	100	5,333
Nippon Prologis REIT, Inc. REIT	2	4,349
Nippon Yusen KK	200	3,026
Nissin Foods Holdings Co. Ltd.	100	6,060
Nitori Holdings Co. Ltd.	100	11,904
Nitto Denko Corp.	200	8,750
Nomura Real Estate Holdings, Inc.	100	2,058
Nomura Research Institute Ltd.	100	4,891
NSK Ltd.	400	3,216
NTT DOCOMO, Inc.	1,500	34,476
Obayashi Corp.	700	6,434
Odakyu Electric Railway Co. Ltd.	300	7,405
Omron Corp.	200	9,505
Ono Pharmaceutical Co. Ltd.	300	5,305
Oriental Land Co. Ltd.	200	24,407
ORIX Corp.	900	12,724
Osaka Gas Co. Ltd.	400	7,099
Otsuka Corp.	100	3,882
Panasonic Corp.	2,300	18,319
Rakuten, Inc.	900	9,408
Recruit Holdings Co. Ltd.	1,300	41,523
Resona Holdings, Inc.	2,200	9,319
Santen Pharmaceutical Co. Ltd.	200	2,879
Secom Co. Ltd.	200	17,111
Sega Sammy Holdings, Inc.	100	1,186
Sekisui Chemical Co. Ltd.	400	5,883
Sekisui House Ltd.	700	11,228
Seven & i Holdings Co. Ltd.	800	27,012
Sharp Corp.	200	1,820
Shimadzu Corp.	200	5,012
Shimizu Corp.	600	4,891
Shin-Etsu Chemical Co. Ltd.	400	33,330
Shiseido Co. Ltd.	400	28,857
Showa Denko KK	100	2,751
Sohgo Security Services Co. Ltd.	100	4,835
Sompo Holdings, Inc.	400	15,149
Sony Corp.	1,400	67,785
Stanley Electric Co. Ltd.	100	2,290
Sumitomo Chemical Co. Ltd.	1,500	6,493
Sumitomo Metal Mining Co. Ltd.	300	7,908
Sumitomo Mitsui Trust Holdings, Inc.	400	14,681
Sumitomo Rubber Industries Ltd.	200	2,218
Suntory Beverage & Food Ltd.	200	8,317
Sysmex Corp.	200	13,869
T&D Holdings, Inc.	600	6,275
Taisei Corp.	200	7,304
Takeda Pharmaceutical Co. Ltd.	1,600	54,068
Teijin Ltd.	200	3,266
Tobu Railway Co. Ltd.	200	5,821
Toho Co. Ltd.	100	4,292
Tokyo Electron Ltd.	200	27,244
Tokyo Gas Co. Ltd.	400	9,938
Tokyu Corp.	500	8,869
Toray Industries, Inc.	1,500	10,319
TOTO Ltd.	100	3,726
Toyo Suisan Kaisha Ltd.	100	3,905
Toyoda Gosei Co. Ltd.	100	1,749
Unicharm Corp.	400	12,006
USS Co. Ltd.	100	1,900
West Japan Railway Co.	200	15,657
Yakult Honsha Co. Ltd.	100	5,692
Yamada Denki Co. Ltd.	500	2,339
Yamaha Corp.	100	4,499
Yamaha Motor Co. Ltd.	300	5,148

Yaskawa Electric Corp.	300	8,704
Yokogawa Electric Corp.	200	3,892

		1,664,440

Luxembourg - 0.2%
Millicom International Cellular SA SDR	70	3,917
SES SA	378	5,695
Tenaris SA	520	6,113

		15,725

Netherlands - 4.4%
Aegon NV	2,013	9,188
Akzo Nobel NV	249	20,955
ASML Holding NV	461	86,972
EXOR NV	118	7,393
ING Groep NV	4,233	45,732
Koninklijke Ahold Delhaize NV	1,255	28,159
Koninklijke DSM NV	194	21,791
Koninklijke KPN NV	4,046	12,345
Koninklijke Philips NV	999	39,464
Koninklijke Vopak NV	71	2,904
NN Group NV	331	12,548
QIAGEN NV*	261	9,935
Wolters Kluwer NV	303	21,116

		318,502

New Zealand - 0.2%
Auckland International Airport Ltd.	1,116	6,376
Fletcher Building Ltd.	879	3,008
Meridian Energy Ltd.	1,311	3,623
Ryman Healthcare Ltd.	402	3,035

		16,042

Norway - 1.0%
Aker BP ASA	107	2,890
Equinor ASA	1,142	21,878
Mowi ASA(a)	495	11,479
Norsk Hydro ASA	1,587	5,551
Orkla ASA	857	7,417
Schibsted ASA, Class B	100	2,525
Telenor ASA	793	16,306

		68,046

Portugal - 0.3%
EDP - Energias de Portugal SA	2,674	9,711
Galp Energia SGPS SA	522	7,841
Jeronimo Martins SGPS SA	268	4,069

		21,621

Singapore - 1.8%
Ascendas Real Estate Investment Trust REIT	2,700	5,728
CapitaLand Commercial Trust REIT	2,700	3,786
CapitaLand Ltd.	2,700	6,317
CapitaLand Mall Trust REIT	2,700	4,728
City Developments Ltd.	500	2,986
DBS Group Holdings Ltd.	1,900	33,531
Jardine Cycle & Carriage Ltd.	100	2,454
Keppel Corp. Ltd.	1,500	6,572
Oversea-Chinese Banking Corp. Ltd.	3,400	26,111
Singapore Airlines Ltd.	600	3,971
Singapore Exchange Ltd.	900	4,826
Singapore Press Holdings Ltd.	1,700	2,890
Singapore Telecommunications Ltd.	9,000	20,925
UOL Group Ltd.	500	2,456

		127,281

South Africa - 0.1%
Investec PLC	705	4,097

Spain - 4.1%
Amadeus IT Group SA	471	35,879
Banco Bilbao Vizcaya Argentaria SA	7,377	40,014
Banco de Sabadell SA	5,886	6,515
Bankinter SA	710	5,125
CaixaBank SA	4,036	12,404
Enagas SA	234	6,389
Ferrovial SA	513	12,228
Ferrovial SA*	7	167
Iberdrola SA	6,362	58,942
Industria de Diseno Textil SA	1,175	31,490
Naturgy Energy Group SA	338	9,616
Red Electrica Corp. SA	462	9,797
Repsol SA	1,526	24,589
Telefonica SA	5,114	40,906

		294,061

Sweden - 3.2%
Assa Abloy AB, Class B	1,080	21,016
Atlas Copco AB, Class A	723	19,440
Atlas Copco AB, Class B	429	10,381
Boliden AB	297	6,750
Boliden AB*	297	132
Electrolux AB, Series B	218	4,726
Essity AB, Class B	669	19,577
Hennes & Mauritz AB, Class B	851	12,697
Husqvarna AB, Class B	440	3,667
ICA Gruppen AB(a)	86	3,418
Investor AB, Class B	487	20,995
Kinnevik AB, Class B	280	7,120
L E Lundbergforetagen AB, Class B	82	2,688
Sandvik AB	1,246	19,187
Skandinaviska Enskilda Banken AB, Class A	1,738	15,387
Skanska AB, Class B	355	5,800
SKF AB, Class B	451	6,990
Svenska Handelsbanken AB, Class A	1,677	16,479
Swedbank AB, Class A	1,001	14,294
Tele2 AB, Class B	529	7,287
Telia Co. AB	2,965	12,381

		230,412

Switzerland - 7.5%
ABB Ltd.	1,996	36,463
Adecco Group AG	171	9,177
Alcon, Inc.*	471	27,267
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	1	6,522
Cie Financiere Richemont SA	571	41,861
Clariant AG*	205	3,718
Coca-Cola HBC AG*	216	7,764
Givaudan SA	10	26,356
Kuehne + Nagel International AG	60	7,943
Lonza Group AG*	80	24,528
Roche Holding AG	760	198,793
SGS SA	6	15,121
Sika AG	134	19,837
Sonova Holding AG	58	12,865
Swiss Re AG	334	31,545
Swisscom AG	28	13,351
Vifor Pharma AG	47	6,467
Zurich Insurance Group AG	161	51,989

		541,567

United Arab Emirates - 0.0%
NMC Health PLC	108	3,067

United Kingdom - 14.0%
3i Group PLC	1,021	13,525
Amcor Ltd.	1,240	14,159
Associated British Foods PLC	402	12,505
Aviva PLC	4,188	21,357
Barratt Developments PLC	1,066	7,497
Berkeley Group Holdings PLC	135	5,949
British Land Co. PLC REIT	971	6,535
BT Group PLC	9,145	22,333
Burberry Group PLC	425	9,080
CNH Industrial NV	1,061	9,220
Coca-Cola European Partners PLC	265	14,681
Compass Group PLC	1,677	37,846
Croda International PLC	132	8,435
easyJet PLC	165	1,812
Ferguson PLC	250	16,146
GlaxoSmithKline PLC	5,395	103,834
Informa PLC	1,360	13,312
InterContinental Hotels Group PLC	176	11,324
Intertek Group PLC	169	11,281
ITV PLC	3,817	5,160
J Sainsbury PLC	1,808	4,560
John Wood Group PLC	728	3,590
Johnson Matthey PLC	216	8,423
Kingfisher PLC	2,079	5,605
Legal & General Group PLC	6,457	20,883
London Stock Exchange Group PLC	344	22,910
Marks & Spencer Group PLC	1,589	4,510
Meggitt PLC	838	5,182
Merlin Entertainments PLC, 144A	733	3,502
Mondi PLC	385	7,958
National Grid PLC(a)	3,670	36,672
Next PLC	140	10,167
Pearson PLC	892	8,848
Prudential PLC	2,810	55,871
Reckitt Benckiser Group PLC	768	61,448
RELX PLC	2,109	48,977
Rentokil Initial PLC	1,985	9,382
RSA Insurance Group PLC	1,116	7,773
Schroders PLC	129	4,746
Segro PLC REIT	1,222	10,744
Smith & Nephew PLC	965	20,239
Spirax-Sarco Engineering PLC	77	8,113
SSE PLC	1,130	15,361
Standard Chartered PLC	3,070	26,583
Standard Life Aberdeen PLC	2,674	9,009
Taylor Wimpey PLC	3,532	7,356
Tesco PLC	10,705	30,547
Unilever NV	1,576	94,836
Unilever PLC	1,199	73,098
Whitbread PLC	185	10,796
Wm Morrison Supermarkets PLC	2,717	6,741
WPP PLC	1,409	16,715

		1,007,136

TOTAL COMMON STOCKS (Cost $7,500,079)		7,121,373

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke AG	49	2,894
Henkel AG & Co. KGaA	195	17,771
Sartorius AG	37	7,009

		27,674

TOTAL PREFERRED STOCKS (Cost $34,229)		27,674

RIGHTS - 0.0%
United Kingdom - 0.0%
Marks & Spencer Group PLC*, expires 6/12/19 (Cost $0)	317	156

SECURITIES LENDING COLLATERAL - 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(c)(d)
(Cost $83,513)	83,513	83,513

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.35% (c) (Cost $1,898)	1,898	1,898

TOTAL INVESTMENTS - 100.4% (Cost $7,619,719)		$7,234,614
Other assets and liabilities, net - (0.4%)		(26,394)

NET ASSETS - 100.0%		$7,208,220

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2019 is as follows:

Value ($) at 9/6/2018 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
SECURITIES LENDING COLLATERAL — 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(c)(d)
—	83,513(e)	—	—	—	1,397	—	83,513	83,513
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.35%(c)
—	92,619	(90,721)	—	—	42	—	1,898	1,898

—	176,132	(90,721)	—	—	1,439	—	85,411	85,411

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $78,350, which is 1.1% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,606.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

REIT:	Real Estate Investment Trust
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2019 the Xtrackers MSCI EAFE ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$1,433,345	20.0%
Industrials	1,055,154	14.7
Health Care	824,741	11.5
Consumer Staples	780,024	11.0
Consumer Discretionary	777,217	10.8
Materials	555,061	7.8
Information Technology	495,786	6.9
Communication Services	397,588	5.6
Energy	290,326	4.1
Utilities	270,619	3.8
Real Estate	269,342	3.8

Total	$7,149,203	100.0%

At May 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(f)
EURO STOXX Futures	EUR	3	$47,403	$45,900	6/21/2019	$(1,305)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2019.

Currency Abbreviations

EUR	Euro

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$7,121,373	$—	$—	$7,121,373
Preferred Stocks(g)	27,674	—	—	27,674
Rights	156	—	—	156
Short-Term Investments(g)	85,411	—	—	85,411

TOTAL	$7,234,614	$—	$—	$7,234,614

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Futures Contracts	$(1,305)	$—	$—	$(1,305)

TOTAL	$(1,305)	$—	$—	$(1,305)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

May 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 85.2%
Argentina - 0.2%
BBVA Argentina SA, ADR	70	$627
Globant SA*	108	10,027
Transportadora de Gas del Sur SA, ADR	304	3,979

		14,633

Brazil - 3.1%
Atacadao SA	1,178	6,967
B3 SA - Brasil Bolsa Balcao	5,641	52,701
Banco do Brasil SA	2,323	30,770
Banco Santander Brasil SA	1,106	12,912
BR Malls Participacoes SA	2,076	6,794
Cielo SA	4,363	7,468
Cosan SA	593	7,141
Energisa SA	424	4,875
Engie Brasil Energia SA	558	6,603
Klabin SA	1,931	7,671
Localiza Rent a Car SA	1,452	14,111
Lojas Renner SA	2,304	25,922
M Dias Branco SA	214	2,115
Multiplan Empreendimentos Imobiliarios SA	602	3,820
Natura Cosmeticos SA	548	8,397
TIM Participacoes SA	2,464	6,924
Ultrapar Participacoes SA	2,310	12,204
WEG SA	2,394	11,651

		229,046

Chile - 0.9%
Aguas Andinas SA, Class A	1,308	724
Empresa Nacional de Telecomunicaciones SA*	448	4,289
Empresas CMPC SA	3,321	8,854
Empresas COPEC SA	1,460	15,158
Enel Americas SA	75,676	12,095
Latam Airlines Group SA	786	6,915
SACI Falabella	2,580	15,618

		63,653

China - 26.2%
3SBio, Inc., 144A(a)	3,404	5,549
51job, Inc., ADR*(a)	72	5,065
AAC Technologies Holdings, Inc.	2,178	11,584
Air China Ltd., Class H*	5,074	4,705
Alibaba Group Holding Ltd., ADR*(a)	3,962	591,368
BAIC Motor Corp. Ltd., Class H, 144A	4,815	2,978
Baozun, Inc., ADR*(a)	125	4,904
BBMG Corp., Class H	3,314	1,002
BYD Co. Ltd., Class A	200	1,398
BYD Co. Ltd., Class H(a)	1,785	10,450
BYD Electronic International Co. Ltd.	2,176	2,864
China Aoyuan Group Ltd.	3,646	3,939
China CITIC Bank Corp. Ltd., Class H	22,308	12,661
China Conch Venture Holdings Ltd.	4,398	14,276
China Construction Bank Corp., Class H	265,107	209,636
China Eastern Airlines Corp. Ltd., Class H	3,797	2,087
China Everbright Bank Co. Ltd., Class H	5,368	2,424
China Longyuan Power Group Corp. Ltd., Class H	8,106	5,118
China Medical System Holdings Ltd.	3,767	3,315
China Merchants Bank Co. Ltd., Class H	10,776	51,883
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A*	700	2,203
China Minsheng Banking Corp. Ltd., Class H	17,450	12,686
China Molybdenum Co. Ltd., Class H(a)	11,668	3,661
China Resources Pharmaceutical Group Ltd., 144A*	4,506	5,885
China Shenhua Energy Co. Ltd., Class A	600	1,598
China Shenhua Energy Co. Ltd., Class H	10,065	20,668
China Vanke Co. Ltd., Class A	900	3,481
China Vanke Co. Ltd., Class H	4,264	15,092
Country Garden Services Holdings Co. Ltd.	3,274	6,715
CSPC Pharmaceutical Group Ltd.	13,034	21,013
Dali Foods Group Co. Ltd., 144A	5,848	4,184
ENN Energy Holdings Ltd.*	2,174	19,548
Fosun International Ltd.	6,760	8,725
Geely Automobile Holdings Ltd.	14,177	23,253
Genscript Biotech Corp.*	2,612	5,643
Greenland Holdings Group Co. Ltd., Class A	1,200	1,166
Greentown Service Group Co. Ltd.*	2,970	2,337
Guangzhou Automobile Group Co. Ltd., Class A	500	784
Guangzhou Automobile Group Co. Ltd., Class H	8,354	8,055
HengTen Networks Group Ltd.*	62,558	1,548
Huaneng Renewables Corp. Ltd., Class H	11,456	3,098
Inner Mongolia Yitai Coal Co. Ltd., Class B	3,700	4,052

Jiangsu Expressway Co. Ltd., Class H	3,304	4,602
Kingdee International Software Group Co. Ltd.	7,381	8,218
Legend Holdings Corp., Class H, 144A	1,504	3,629
Lenovo Group Ltd.	21,447	14,908
Meituan Dianping, Class B*	2,852	22,025
NARI Technology Co. Ltd., Class A	400	1,060
Offshore Oil Engineering Co. Ltd., Class A	1,400	1,176
Pinduoduo, Inc., ADR*	560	10,875
Poly Developments and Holdings Group Co. Ltd., Class A	1,100	1,938
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,303	5,483
Shanghai International Airport Co. Ltd., Class A	100	1,002
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	300	800
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,075	4,097
Shenzhou International Group Holdings Ltd.	2,208	26,035
Shui On Land Ltd.	8,670	1,968
Sihuan Pharmaceutical Holdings Group Ltd.	9,902	2,223
Sinopharm Group Co. Ltd., Class H(a)	3,330	12,508
Sinotrans Ltd., Class H	4,587	1,685
SOHO China Ltd.	5,067	1,583
Suning.com Co. Ltd., Class A	1,200	1,884
Tencent Holdings Ltd.	15,904	661,268
Tong Ren Tang Technologies Co. Ltd., Class H	1,719	2,201
Vipshop Holdings Ltd., ADR*	1,178	8,882
Wuxi Biologics Cayman, Inc., 144A*	1,549	14,639
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,164	2,277
Yunnan Baiyao Group Co. Ltd., Class A	100	1,125
Yuzhou Properties Co. Ltd.	5,252	2,391
Zhejiang China Commodities City Group Co. Ltd., Class A	1,400	811
Zhejiang Expressway Co. Ltd., Class H	4,006	4,185
Zhongsheng Group Holdings Ltd.	1,521	3,829

		1,951,908

Colombia - 0.2%
Cementos Argos SA	1,301	2,814
Grupo Argos SA	860	4,419
Interconexion Electrica SA ESP	1,471	7,071

		14,304

Czech Republic - 0.2%
CEZ AS	386	8,967
Komercni banka AS	204	7,682

		16,649

Egypt - 0.2%
Commercial International Bank Egypt SAE	3,850	16,488

Greece - 0.3%
Alpha Bank AE*	3,321	6,254
Hellenic Telecommunications Organization SA	621	8,477
Motor Oil Hellas Corinth Refineries SA	236	5,996
Titan Cement Co. SA	34	690

		21,417

Hong Kong - 1.8%
Alibaba Health Information Technology Ltd.*	9,914	9,395
Alibaba Pictures Group Ltd.*	40,826	8,487
Beijing Enterprises Water Group Ltd.*	14,035	7,465
China Agri-Industries Holdings Ltd.	4,924	1,488
China Everbright International Ltd.	10,098	9,556
China First Capital Group Ltd.*	9,309	2,850
China Mengniu Dairy Co. Ltd.*	7,778	28,421
China Overseas Land & Investment Ltd.	10,880	37,744
Fullshare Holdings Ltd.*(a)	19,148	1,783
Hutchison China MediTech Ltd., ADR*	153	4,224
Lee & Man Paper Manufacturing Ltd.	2,038	1,326
Shenzhen Investment Ltd.	9,074	3,345
Sino Biopharmaceutical Ltd.	19,339	19,510
Towngas China Co. Ltd.*	1,366	1,030

		136,624

Hungary - 0.5%
MOL Hungarian Oil & Gas PLC*	1,480	16,630
OTP Bank Nyrt	586	24,421

		41,051

India - 1.5%
Axis Bank Ltd., GDR*	615	35,670
Infosys Ltd., ADR(a)	6,188	64,789
Wipro Ltd., ADR	2,291	10,126

		110,585

Indonesia - 3.1%
PT Adaro Energy Tbk	52,609	4,773
PT Astra International Tbk	57,181	29,847
PT Bank Central Asia Tbk	26,529	54,090
PT Bank Mandiri Persero Tbk	49,172	26,442

PT Bank Negara Indonesia Persero Tbk	20,011	11,777
PT Bank Rakyat Indonesia Persero Tbk	152,637	43,847
PT Bukit Asam Tbk	13,293	2,850
PT Indah Kiat Pulp & Paper Corp. Tbk	7,865	4,271
PT Indofood CBP Sukses Makmur Tbk	6,431	4,416
PT Indofood Sukses Makmur Tbk	11,377	5,261
PT Jasa Marga Persero Tbk	6,026	2,407
PT Kalbe Farma Tbk	60,044	5,911
PT Pabrik Kertas Tjiwi Kimia Tbk	4,382	3,132
PT Pakuwon Jati Tbk	62,529	3,089
PT Perusahaan Gas Negara Tbk	29,323	4,232
PT Unilever Indonesia Tbk	4,235	13,204
PT United Tractors Tbk	5,120	9,094

		228,643

Malaysia - 3.1%
Alliance Bank Malaysia Bhd	1,300	1,194
AMMB Holdings Bhd	3,600	3,806
Axiata Group Bhd	7,488	8,380
CIMB Group Holdings Bhd	12,700	15,972
DiGi.Com Bhd	9,400	11,148
Fraser & Neave Holdings Bhd	500	4,081
HAP Seng Consolidated Bhd	1,600	3,780
Hartalega Holdings Bhd	4,100	5,088
Hong Leong Bank Bhd	1,500	6,801
IHH Healthcare Bhd	6,400	8,400
Malayan Banking Bhd	9,900	21,310
Malaysia Airports Holdings Bhd	2,600	4,554
Maxis Bhd	6,700	8,858
MISC Bhd	3,000	4,975
Nestle Malaysia Bhd	200	7,016
Petronas Dagangan Bhd	1,200	7,377
PPB Group Bhd	1,700	7,619
Press Metal Aluminium Holdings Bhd	3,700	3,956
Public Bank Bhd	8,400	47,307
RHB Bank Bhd	1,800	2,504
Sime Darby Bhd	7,200	3,986
Sime Darby Property Bhd	3,100	784
SP Setia Bhd Group	3,580	1,871
Telekom Malaysia Bhd	4,000	3,446
Tenaga Nasional Bhd	8,600	26,064
Top Glove Corp. Bhd	4,500	5,423
Westports Holdings Bhd	1,700	1,574
YTL Corp. Bhd	6,600	1,795

		229,069

Mexico - 1.8%
Alfa SAB de CV, Class A	7,804	7,119
Alsea SAB de CV*	1,203	2,349
Arca Continental SAB de CV	1,339	7,152
Cemex SAB de CV, Series CPO*	40,930	16,675
Coca-Cola Femsa SAB de CV	1,451	9,043
Fomento Economico Mexicano SAB de CV	5,608	52,101
Gruma SAB de CV, Class B	634	6,042
Grupo Aeroportuario del Sureste SAB de CV, Class B	554	8,741
Grupo Bimbo SAB de CV, Series A	4,778	9,636
Industrias Penoles SAB de CV	307	3,433
Infraestructura Energetica Nova SAB de CV	1,226	4,989
Kimberly-Clark de Mexico SAB de CV, Class A*	4,286	7,725

		135,005

Philippines - 1.4%
Aboitiz Equity Ventures, Inc.	4,990	5,348
Aboitiz Power Corp.	4,700	3,289
Alliance Global Group, Inc.	8,900	2,662
Ayala Land, Inc.	21,800	20,688
Bank of the Philippine Islands	1,940	3,005
BDO Unibank, Inc.	5,370	14,207
Globe Telecom, Inc.	105	4,368
JG Summit Holdings, Inc.	7,670	9,205
Manila Electric Co.	680	5,019
Metropolitan Bank & Trust Co.	4,050	5,571
SM Investments Corp.	610	11,016
SM Prime Holdings, Inc.	29,500	22,509

		106,887

Poland - 1.3%
Bank Millennium SA*	1,195	2,977
Bank Polska Kasa Opieki SA	405	11,201
CCC SA	82	3,345
Grupa Lotos SA	335	7,658
Jastrzebska Spolka Weglowa SA*	230	3,006
KGHM Polska Miedz SA*	371	9,175
mBank SA*	20	2,096
Orange Polska SA*	1,152	1,544
Polski Koncern Naftowy ORLEN SA	938	23,631
Polskie Gornictwo Naftowe i Gazownictwo SA	5,993	8,736
Powszechny Zaklad Ubezpieczen SA	1,726	18,614
Santander Bank Polska SA	84	7,986

		99,969

Qatar - 0.2%
Commercial Bank QSC	529	6,749
Ooredoo QPSC	286	5,061

		11,810

Romania - 0.1%
NEPI Rockcastle PLC	985	8,327

Russia - 2.3%
Inter RAO UES PJSC	110,479	6,808
LUKOIL PJSC	1,178	95,274
Novatek PJSC, GDR	257	52,685
PhosAgro PJSC, GDR	301	3,874
Polymetal International PLC	563	6,054
Polyus PJSC	73	5,794

		170,489

Saudi Arabia - 0.6%
Banque Saudi Fransi	785	8,383
Saudi Basic Industries Corp.	1,169	34,848

		43,231

Singapore - 0.1%
BOC Aviation Ltd., 144A	534	4,451

South Africa - 10.1%
Absa Group Ltd.	1,947	22,603
Anglo American Platinum Ltd.	153	7,702
Aspen Pharmacare Holdings Ltd.	1,068	7,185
Bid Corp. Ltd.	972	20,319
Bidvest Group Ltd.	770	10,954
Clicks Group Ltd.	812	10,635
Exxaro Resources Ltd.	901	10,514
FirstRand Ltd.	9,273	42,615
Foschini Group Ltd.	661	7,996
Growthpoint Properties Ltd. REIT	7,701	12,797
Investec Ltd.	464	2,731
Kumba Iron Ore Ltd.	161	4,889
Liberty Holdings Ltd.	201	1,503
Life Healthcare Group Holdings Ltd.	4,045	6,433
Mr Price Group Ltd.	745	10,089
MTN Group Ltd.(a)	4,685	33,032
MultiChoice Group Ltd.*	1,232	10,316
Naspers Ltd., Class N	1,228	276,315
Nedbank Group Ltd.	965	17,372
Netcare Ltd.	3,036	3,879
Old Mutual Ltd.	13,340	19,280
Pick n Pay Stores Ltd.	1,143	5,572
PSG Group Ltd.	384	6,411
Redefine Properties Ltd. REIT(a)	13,433	8,369
Remgro Ltd.	1,442	18,341
RMB Holdings Ltd.	1,851	10,474
Sanlam Ltd.	4,844	25,342
Sappi Ltd.	1,381	5,227
Sasol Ltd.	1,573	39,612
Shoprite Holdings Ltd.	1,370	16,187
SPAR Group Ltd.(a)	598	7,866
Standard Bank Group Ltd.	3,522	48,085
Vodacom Group Ltd.(a)	1,864	15,212
Woolworths Holdings Ltd.	2,782	8,743

		754,600

South Korea - 5.8%
Amorepacific Corp.	91	13,678
AMOREPACIFIC Group	84	4,571
BNK Financial Group, Inc.	336	1,947
CJ CheilJedang Corp.	21	4,946
CJ Corp.	40	3,409
Daelim Industrial Co. Ltd.	67	5,823
GS Engineering & Construction Corp.	161	5,428
GS Holdings Corp.	214	9,003
Hana Financial Group, Inc.	782	23,836
Hankook Tire & Technology Co. Ltd.	215	6,319
Hanwha Chemical Corp.	290	5,029
Hyundai Marine & Fire Insurance Co. Ltd.	172	4,441
KB Financial Group, Inc.	1,056	38,839
Korea Gas Corp.	41	1,422
LG Chem Ltd.	126	35,232
LG Corp.	268	16,495
LG Display Co. Ltd.*	732	10,511
LG Electronics, Inc.	293	19,338
LG Household & Health Care Ltd.	27	28,975
LG Innotek Co. Ltd.	52	4,135
Lotte Chemical Corp.	49	10,615
Lotte Corp.	68	2,410
OCI Co. Ltd.	55	4,170
Samsung Card Co. Ltd.	58	1,792
Samsung Fire & Marine Insurance Co. Ltd.	80	18,205
Samsung SDI Co. Ltd.	160	29,356
Shinhan Financial Group Co. Ltd.	1,165	43,483
SK Holdings Co. Ltd.	98	19,050
SK Innovation Co. Ltd.	167	23,138
SK Telecom Co. Ltd.	57	11,990
S-Oil Corp.	142	9,956
Woongjin Coway Co. Ltd.	137	9,215
Yuhan Corp.	26	5,403

		432,160

Taiwan - 15.0%
Acer, Inc.*	9,957	6,000
Advantech Co. Ltd.	1,069	8,961
ASE Technology Holding Co. Ltd.*	10,112	19,128
AU Optronics Corp.	25,617	7,536
Catcher Technology Co. Ltd.	1,947	11,825
Cathay Financial Holding Co. Ltd.	20,662	26,667
Chailease Holding Co. Ltd.	3,102	11,432
Cheng Shin Rubber Industry Co. Ltd.	5,417	6,871
China Airlines Ltd.	5,225	1,610
China Steel Corp.	28,300	21,754
Chunghwa Telecom Co. Ltd.	11,302	40,221
CTBC Financial Holding Co. Ltd.	47,564	31,521
Delta Electronics, Inc.	5,593	25,212
E.Sun Financial Holding Co. Ltd.	25,816	22,376
Eva Airways Corp.	4,674	2,225

Evergreen Marine Corp. Taiwan Ltd.	6,229	2,384
Far Eastern New Century Corp.	8,178	8,485
Far EasTone Telecommunications Co. Ltd.	4,679	11,619
First Financial Holding Co. Ltd.	25,288	18,079
Fubon Financial Holding Co. Ltd.	18,211	24,915
Giant Manufacturing Co. Ltd.	900	6,391
Hiwin Technologies Corp.	579	4,368
Hotai Motor Co. Ltd.	845	13,525
Hua Nan Financial Holdings Co. Ltd.	16,203	10,738
Innolux Corp.	26,122	6,189
Inventec Corp.	8,039	6,052
Lite-On Technology Corp.	6,700	9,559
MediaTek, Inc.	4,312	42,421
Nan Ya Plastics Corp.	15,456	38,380
President Chain Store Corp.	1,677	15,968
Quanta Computer, Inc.	7,852	14,630
Ruentex Development Co. Ltd.	1,335	1,727
SinoPac Financial Holdings Co. Ltd.	25,828	10,009
Standard Foods Corp.	1,072	2,055
Taishin Financial Holding Co. Ltd.	22,742	10,144
Taiwan Business Bank	5,952	2,438
Taiwan High Speed Rail Corp.	4,767	6,560
Taiwan Mobile Co. Ltd.	4,739	17,689
Taiwan Semiconductor Manufacturing Co. Ltd.	68,851	512,911
Tatung Co. Ltd.*	5,461	3,757
Uni-President Enterprises Corp.	13,774	35,424
United Microelectronics Corp.	34,340	14,013
Wistron Corp.	9,309	6,626
Yuanta Financial Holding Co. Ltd.	26,943	15,128

		1,115,523

Thailand - 4.0%
Advanced Info Service PCL, NVDR	3,400	20,735
Airports of Thailand PCL, NVDR	11,900	23,971
Bangkok Dusit Medical Services PCL, NVDR	26,500	21,352
Banpu PCL, NVDR	16,600	7,815
BTS Group Holdings PCL, NVDR	18,200	6,556
Bumrungrad Hospital PCL, NVDR	1,100	5,822
Central Pattana PCL, NVDR	6,400	14,409
CP ALL PCL, NVDR	16,200	40,823
Electricity Generating PCL, NVDR	800	7,508
Energy Absolute PCL, NVDR	4,600	7,813
Home Product Center PCL, NVDR	17,400	9,292
Indorama Ventures PCL, NVDR	5,000	7,268
IRPC PCL, NVDR	48,700	7,294
Kasikornbank PCL, NVDR	5,200	30,644
Land & Houses PCL, NVDR	20,800	6,967
Minor International PCL, NVDR	7,800	9,550
PTT Global Chemical PCL, NVDR	6,400	12,285
Siam Cement PCL, NVDR	2,100	29,993
Siam Commercial Bank PCL, NVDR	2,100	8,593
Thai Oil PCL, NVDR	5,100	9,548
TMB Bank PCL, NVDR	19,600	1,170
True Corp. PCL, NVDR	34,100	5,301

		294,709

Turkey - 0.2%
Arcelik AS*	344	1,027
KOC Holding AS	1,780	4,950
Turkcell Iletisim Hizmetleri AS	2,621	5,228
Turkiye Sise ve Cam Fabrikalari AS	1,022	911

		12,116

United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC	7,792	19,050
DP World Ltd.	461	7,888
Dubai Islamic Bank PJSC	4,587	6,294
First Abu Dhabi Bank PJSC	7,759	31,390

		64,622

United Kingdom - 0.1%
Mondi Ltd.	344	7,078

TOTAL COMMON STOCKS (Cost $6,466,663)		6,335,047

PREFERRED STOCKS - 4.3%
Brazil - 4.0%
Banco Bradesco SA	11,126	105,166
Cia Brasileira de Distribuicao	447	9,959
Cia Energetica de Minas Gerais	2,508	9,457
Itau Unibanco Holding SA	13,343	119,304
Itausa-Investimentos Itau SA	12,104	38,312
Telefonica Brasil SA	1,292	15,860

		298,058

Chile - 0.2%
Embotelladora Andina SA, Class B	628	2,096
Sociedad Quimica y Minera de Chile SA, Class B	331	10,019

		12,115

South Korea - 0.1%
Amorepacific Corp.	25	2,091
CJ Corp.*(b)	6	38
LG Chem Ltd.	34	5,538
LG Household & Health Care Ltd.	6	3,673

		11,340

TOTAL PREFERRED STOCKS (Cost $316,484)		321,513

WARRANTS - 0.0%
Thailand - 0.0%
Minor International PCL*, expires 9/30/21(b) (Cost $0)	305	37

EXCHANGE-TRADED FUNDS - 0.2%
iShares Core MSCI Emerging Markets ETF (Cost $18,284)	365	17,929

SECURITIES LENDING COLLATERAL - 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(c)(d)
(Cost $101,827)	101,827	101,827

CASH EQUIVALENTS - 9.3%
DWS Government Money Market Series “Institutional Shares”, 2.35%(c) (Cost $688,914)	688,914	688,914

TOTAL INVESTMENTS - 100.4% (Cost $7,592,172)		$7,465,267
Other assets and liabilities, net - (0.4%)		(26,317)

NET ASSETS - 100.0%		$7,438,950

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2019 is as follows:

Value ($) at 12/6/2018 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(c)(d)
—	101,827(e)	—	—	—	654	—	101,827	101,827
CASH EQUIVALENTS — 9.3%
DWS Government Money Market Series “Institutional Shares”, 2.35%(c)
—	2,209,011	(1,520,097)	—	—	7,054	—	688,914	688,914

—	2,310,838	(1,520,097)	—	—	7,708	—	790,741	790,741

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $150,828, which is 2.0% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $76,306.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2019 the Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$1,683,325	25.3%
Consumer Discretionary	1,186,666	17.8
Communication Services	919,453	13.8
Information Technology	868,678	13.1
Consumer Staples	409,706	6.2
Energy	377,950	5.7
Materials	369,446	5.5
Industrials	306,069	4.6
Health Care	192,506	2.9
Real Estate	187,811	2.8
Utilities	154,987	2.3

Total	$6,656,597	100.0%

At May 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(f)
SGX NIFTY 50 Futures	USD	32	$764,794	$763,200	6/27/2019	$(1,594)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2019.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$6,335,047	$—	$—	$6,335,047
Preferred Stocks(g)	321,475	—	38	321,513
Warrants	—	—	37	37
Exchange-Traded Funds	17,929	—	—	17,929
Short-Term Investments(g)	790,741	—	—	790,741

TOTAL	$7,465,192	$—	$75	$7,465,267

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Futures Contracts	$(1,594)	$—	$—	$(1,594)

TOTAL	$(1,594)	$—	$—	$(1,594)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF

May 31, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 11.4%
Alphabet, Inc., Class A*	27,505	$30,434,283
Alphabet, Inc., Class C*	28,798	31,782,337
CenturyLink, Inc.	89,278	932,955
Discovery, Inc., Class A*	13,950	380,277
Discovery, Inc., Class C*	32,970	845,351
Electronic Arts, Inc.*	27,406	2,550,950
Liberty Broadband Corp., Class C*	9,300	912,795
Liberty Global PLC, Class A*	14,880	366,048
Liberty Global PLC, Class C*	45,533	1,103,720
Netflix, Inc.*	39,990	13,727,767
Omnicom Group, Inc.	20,460	1,582,786
TripAdvisor, Inc.*	9,300	393,111
Verizon Communications, Inc.	378,752	20,585,171
Walt Disney Co.	164,551	21,727,314

		127,324,865

Consumer Discretionary - 10.3%
Advance Auto Parts, Inc.	6,510	1,009,050
Aptiv PLC	24,180	1,548,487
Aramark	22,320	776,513
Best Buy Co., Inc.	22,320	1,398,795
Booking Holdings, Inc.*	4,129	6,838,532
BorgWarner, Inc.	18,600	659,928
Capri Holdings Ltd.*	13,950	453,096
CarMax, Inc.*(a)	15,810	1,237,607
Darden Restaurants, Inc.	11,160	1,298,131
Domino's Pizza, Inc.	3,720	1,039,740
Expedia Group, Inc.	11,160	1,283,400
Gap, Inc.	20,460	382,193
Garmin Ltd.	11,730	897,110
Genuine Parts Co.	13,020	1,287,678
H&R Block, Inc.	18,600	488,250
Hanesbrands, Inc.	32,550	483,368
Harley-Davidson, Inc.(a)	14,880	486,874
Hasbro, Inc.	11,160	1,061,763
Hilton Worldwide Holdings, Inc.	25,110	2,245,838
Home Depot, Inc.	103,264	19,604,670
Kohl's Corp.(a)	14,880	733,882
L Brands, Inc.	21,390	480,419
LKQ Corp.*	28,830	739,490
Lowe's Cos., Inc.	73,848	6,888,542
Lululemon Athletica, Inc.*	10,300	1,705,577
Macy's, Inc.	26,970	554,773
McDonald's Corp.	70,001	13,879,098
MercadoLibre, Inc.*	3,929	2,241,573
Mohawk Industries, Inc.*	5,580	756,369
Newell Brands, Inc.	39,840	534,653
NIKE, Inc., Class B	116,248	8,967,371
Nordstrom, Inc.(a)	10,230	320,199
Norwegian Cruise Line Holdings Ltd.*	19,530	1,068,486
NVR, Inc.*	295	944,463
PVH Corp.	7,160	609,960
Ross Stores, Inc.	33,480	3,113,305
Royal Caribbean Cruises Ltd.	16,380	1,994,429
Starbucks Corp.	114,388	8,700,351
Tapestry, Inc.	26,040	743,702
Tesla, Inc.*	11,829	2,190,258
Tiffany & Co.	10,230	911,595
TJX Cos., Inc.	114,388	5,752,573
Tractor Supply Co.	11,160	1,124,705
Ulta Beauty, Inc.*	5,285	1,761,913
Under Armour, Inc., Class A*	16,740	381,672
Under Armour, Inc., Class C*	18,856	381,457
Vail Resorts, Inc.	3,720	800,209
VF Corp.	30,690	2,512,897
Whirlpool Corp.	5,580	641,030

		115,915,974

Consumer Staples - 7.2%
Bunge Ltd.	13,020	680,816
Campbell Soup Co.	15,810	574,061
Clorox Co.	11,726	1,744,946
Coca-Cola Co.	372,040	18,278,325
Colgate-Palmolive Co.	76,258	5,309,082
Estee Lauder Cos., Inc., Class A	19,983	3,217,862
General Mills, Inc.	54,868	2,712,674
Hormel Foods Corp.(a)	26,040	1,028,320
Kellogg Co.	23,250	1,222,020
Kimberly-Clark Corp.	31,620	4,043,882
McCormick & Co., Inc.	11,160	1,741,406
PepsiCo, Inc.	128,976	16,508,928
Procter & Gamble Co.	229,024	23,568,860

		80,631,182

Energy - 4.0%
Apache Corp.	34,410	897,069
Baker Hughes a GE Co.	47,428	1,015,433
Cheniere Energy, Inc.*	19,530	1,233,905
Cimarex Energy Co.	9,300	531,867
ConocoPhillips	105,088	6,195,988
Devon Energy Corp.	41,141	1,035,108
Hess Corp.	24,180	1,350,695
Kinder Morgan, Inc.	186,531	3,721,293
Marathon Oil Corp.	76,258	1,002,793
Marathon Petroleum Corp.	62,918	2,893,599
National Oilwell Varco, Inc.	34,410	717,448
Noble Energy, Inc.	44,638	955,253
Occidental Petroleum Corp.	68,818	3,425,072
ONEOK, Inc.	37,200	2,366,664
Phillips 66	41,311	3,337,929
Pioneer Natural Resources Co.	15,509	2,201,658
Schlumberger Ltd.	126,726	4,396,125

Targa Resources Corp.	20,460	786,892
TechnipFMC PLC	39,060	812,448
Valero Energy Corp.	38,130	2,684,352
Williams Cos., Inc.	111,846	2,950,497

		44,512,088

Financials - 12.7%
Affiliated Managers Group, Inc.	4,650	389,763
Allstate Corp.	30,160	2,880,582
Ally Financial, Inc.	38,130	1,100,813
American Express Co.	66,108	7,583,249
American Financial Group, Inc.	6,510	639,282
American International Group, Inc.	80,198	4,095,712
Ameriprise Financial, Inc.	12,718	1,758,009
Aon PLC	21,959	3,954,157
Arch Capital Group Ltd.*	36,270	1,248,776
Arthur J Gallagher & Co.	16,740	1,409,508
Assurant, Inc.	5,645	564,274
AXA Equitable Holdings, Inc.	21,500	441,825
Bank of New York Mellon Corp.	80,138	3,421,091
BB&T Corp.	70,678	3,304,196
BlackRock, Inc.	10,915	4,535,837
Capital One Financial Corp.	43,221	3,711,387
Cboe Global Markets, Inc.	10,000	1,085,400
Charles Schwab Corp.	109,677	4,563,660
Chubb Ltd.	41,850	6,113,030
CIT Group, Inc.	9,300	442,122
Citizens Financial Group, Inc.	41,850	1,363,473
CME Group, Inc.	32,550	6,253,506
Comerica, Inc.	14,880	1,024,042
Discover Financial Services	30,690	2,287,939
E*TRADE Financial Corp.	23,250	1,041,600
East West Bancorp, Inc.	13,020	556,214
Erie Indemnity Co., Class A	2,142	455,539
FactSet Research Systems, Inc.	3,250	904,150
Fifth Third Bancorp	74,031	1,961,821
First Republic Bank	14,880	1,443,658
Franklin Resources, Inc.	28,830	917,371
Hartford Financial Services Group, Inc.	32,550	1,714,083
Huntington Bancshares, Inc.	96,966	1,226,620
Intercontinental Exchange, Inc.	53,008	4,357,788
Invesco Ltd.	38,130	745,060
KeyCorp	93,928	1,500,030
KKR & Co., Inc., Class A	42,500	946,900
Lincoln National Corp.	19,530	1,161,058
Loews Corp.	25,652	1,317,487
M&T Bank Corp.	12,090	1,929,564
Marsh & McLennan Cos., Inc.	46,498	4,445,209
Moody's Corp.	15,810	2,891,333
Nasdaq, Inc.	10,230	927,247
Northern Trust Corp.	18,600	1,590,672
People's United Financial, Inc.	34,410	528,882
PNC Financial Services Group, Inc.	42,279	5,380,426
Principal Financial Group, Inc.	26,040	1,342,883
Progressive Corp.	53,938	4,276,205
Prudential Financial, Inc.	38,130	3,522,449
Raymond James Financial, Inc.	11,160	921,593
Regions Financial Corp.	92,998	1,286,162
Reinsurance Group of America, Inc.	5,580	826,175
S&P Global, Inc.	22,571	4,827,485
Signature Bank	4,877	558,660
State Street Corp.	34,410	1,901,152
SunTrust Banks, Inc.	40,920	2,455,609
SVB Financial Group*	4,650	936,510
T. Rowe Price Group, Inc.	22,320	2,257,445
TD Ameritrade Holding Corp.	25,110	1,249,222
Travelers Cos., Inc.	24,180	3,519,883
US Bancorp	140,218	7,038,944
Voya Financial, Inc.	13,950	710,474
Willis Towers Watson PLC	12,090	2,121,795
Zions Bancorp NA	16,740	720,992

		142,587,983

Health Care - 13.7%
AbbVie, Inc.	135,604	10,402,183
Agilent Technologies, Inc.	28,830	1,933,051
Align Technology, Inc.*	7,066	2,009,217
AmerisourceBergen Corp.	14,880	1,158,557
Amgen, Inc.	57,088	9,516,570
Becton Dickinson and Co.	24,728	5,772,504
Biogen, Inc.*	18,043	3,956,649
BioMarin Pharmaceutical, Inc.*	15,810	1,300,214
Bristol-Myers Squibb Co.	149,046	6,762,217
Cardinal Health, Inc.	27,320	1,149,352
Celgene Corp.*	64,168	6,018,317
Centene Corp.*	38,130	2,202,008
Cerner Corp.*	29,678	2,076,570
Cigna Corp.	34,410	5,093,368
DENTSPLY SIRONA, Inc.	20,460	1,102,180
DexCom, Inc.*	7,879	955,723
Edwards Lifesciences Corp.*	18,861	3,219,573
Gilead Sciences, Inc.	117,478	7,313,006
HCA Healthcare, Inc.	25,110	3,037,306
Henry Schein, Inc.*	13,950	899,217
Hologic, Inc.*	26,040	1,146,020
Humana, Inc.	12,656	3,098,948
IDEXX Laboratories, Inc.*	7,869	1,965,440
IQVIA Holdings, Inc.*	14,880	2,021,448
Jazz Pharmaceuticals PLC*	5,324	668,428
Johnson & Johnson	244,104	32,014,240
Laboratory Corp. of America Holdings*	9,300	1,512,273
Merck & Co., Inc.	237,540	18,815,543
Mettler-Toledo International, Inc.*	2,267	1,639,245
Perrigo Co. PLC	10,631	446,715

Quest Diagnostics, Inc.	12,090	1,159,552
ResMed, Inc.	13,020	1,485,842
STERIS PLC	7,750	1,036,020
Varian Medical Systems, Inc.*	8,370	1,056,796
Vertex Pharmaceuticals, Inc.*	23,250	3,863,685
Waters Corp.*	6,510	1,306,622
Zoetis, Inc.	44,638	4,510,670

		153,625,269

Industrials - 9.3%
3M Co.	52,724	8,422,659
Acuity Brands, Inc.	3,720	460,052
Allegion PLC	8,370	812,309
AMERCO	930	342,445
Arconic, Inc.	39,060	855,414
C.H. Robinson Worldwide, Inc.	12,090	962,727
Caterpillar, Inc.	53,108	6,362,869
Copart, Inc.*	19,530	1,396,004
CSX Corp.	71,398	5,317,009
Cummins, Inc.	13,950	2,103,102
Deere & Co.	27,900	3,910,743
Delta Air Lines, Inc.	15,810	814,215
Dover Corp.	13,020	1,164,118
Eaton Corp. PLC	39,060	2,909,579
Expeditors International of Washington, Inc.	15,810	1,100,218
Fastenal Co.	51,888	1,587,254
Flowserve Corp.	12,090	561,580
Fortune Brands Home & Security, Inc.	13,020	625,741
IDEX Corp.	6,500	992,615
IHS Markit Ltd.*	34,270	1,966,755
Illinois Tool Works, Inc.	29,970	4,185,011
Ingersoll-Rand PLC	22,320	2,641,349
Johnson Controls International PLC	85,558	3,295,694
Kansas City Southern	9,300	1,053,504
L3 Technologies, Inc.	7,440	1,800,926
Lennox International, Inc.	3,271	863,904
ManpowerGroup, Inc.	5,580	477,202
Masco Corp.	27,900	974,268
Nielsen Holdings PLC	32,550	739,862
Norfolk Southern Corp.	24,180	4,718,485
Owens Corning	10,230	495,848
PACCAR, Inc.	32,550	2,142,441
Parker-Hannifin Corp.	12,090	1,841,549
Pentair PLC	14,880	518,122
Robert Half International, Inc.	11,160	598,846
Rockwell Automation, Inc.	11,160	1,661,166
Roper Technologies, Inc.	9,300	3,198,456
Sensata Technologies Holding PLC*	13,880	592,537
Snap-on, Inc.	4,650	725,028
Southwest Airlines Co.	13,020	619,752
Stanley Black & Decker, Inc.	13,950	1,774,719
TransDigm Group, Inc.*	4,420	1,948,999
Union Pacific Corp.	66,138	11,030,496
United Parcel Service, Inc., Class B	64,168	5,962,491
United Rentals, Inc.*	7,067	778,077
W.W. Grainger, Inc.	4,434	1,160,333
WABCO Holdings, Inc.*	4,650	608,732
Waste Management, Inc.	38,821	4,245,076
Xylem, Inc.	15,810	1,173,418

		104,493,699

Information Technology - 21.8%
Accenture PLC, Class A	58,588	10,432,765
Adobe, Inc.*	44,544	12,066,970
Applied Materials, Inc.	87,068	3,368,661
Autodesk, Inc.*	20,460	3,292,219
Cadence Design Systems, Inc.*	26,040	1,655,363
Citrix Systems, Inc.	12,090	1,137,911
Cognizant Technology Solutions Corp., Class A	52,723	3,265,135
Dell Technologies, Inc., Class C*	13,950	830,722
Hewlett Packard Enterprise Co.	127,865	1,754,308
HP, Inc.	140,604	2,626,483
Intel Corp.	411,715	18,131,929
International Business Machines Corp.	81,763	10,383,083
Intuit, Inc.	23,770	5,820,084
Jack Henry & Associates, Inc.	6,660	873,925
Keysight Technologies, Inc.*	16,740	1,257,676
Lam Research Corp.	13,950	2,435,810
Marvell Technology Group Ltd.	56,569	1,261,489
Mastercard, Inc., Class A	83,812	21,077,880
Microsoft Corp.	667,421	82,546,629
Motorola Solutions, Inc.	14,880	2,231,256
NVIDIA Corp.	52,689	7,137,252
salesforce.com, Inc.*	69,808	10,569,629
TE Connectivity Ltd.	31,620	2,663,353
Texas Instruments, Inc.	85,850	8,955,014
Trimble, Inc.*	23,250	927,675
Visa, Inc., Class A	160,386	25,875,073
VMware, Inc., Class A	7,440	1,316,731
Western Union Co.	39,990	775,806

		244,670,831

Materials - 2.7%
Avery Dennison Corp.	7,440	774,206
Axalta Coating Systems Ltd.*	19,530	459,150
Ball Corp.	28,830	1,769,874
Celanese Corp.	12,090	1,147,704
Ecolab, Inc.	23,998	4,417,792
International Flavors & Fragrances, Inc.(a)	8,882	1,202,800
International Paper Co.	35,340	1,465,550
Linde PLC	50,303	9,082,207
Mosaic Co.	32,550	698,848

Newmont Goldcorp Corp.	74,166	2,454,153
Nucor Corp.	28,830	1,383,840
PPG Industries, Inc.	21,390	2,238,463
Sherwin-Williams Co.	7,690	3,225,571

		30,320,158

Real Estate - 3.3%
Alexandria Real Estate Equities, Inc. REIT	10,550	1,544,625
American Tower Corp. REIT	40,390	8,432,220
Boston Properties, Inc. REIT	13,950	1,825,078
Camden Property Trust REIT	8,370	865,123
CBRE Group, Inc., Class A*	29,760	1,360,032
Duke Realty Corp. REIT	32,550	979,430
Equinix, Inc. REIT	7,440	3,614,278
Federal Realty Investment Trust REIT	6,510	851,052
HCP, Inc. REIT	43,708	1,385,981
Host Hotels & Resorts, Inc. REIT	67,888	1,229,452
Iron Mountain, Inc. REIT(a)	25,110	769,622
Jones Lang LaSalle, Inc.	4,317	537,251
Liberty Property Trust REIT	13,020	618,059
Macerich Co. REIT	11,550	419,612
Prologis, Inc. REIT	58,588	4,316,178
SBA Communications Corp. REIT*	10,230	2,213,874
UDR, Inc. REIT	24,180	1,082,780
Welltower, Inc. REIT	35,375	2,873,158
Weyerhaeuser Co. REIT	67,888	1,547,846

		36,465,651

Utilities - 3.3%
AES Corp.	61,378	969,772
Alliant Energy Corp.	21,390	1,015,169
American Water Works Co., Inc.	16,740	1,891,955
CMS Energy Corp.	26,040	1,461,104
Consolidated Edison, Inc.	29,400	2,537,220
Dominion Energy, Inc.	73,331	5,513,025
DTE Energy Co.	16,740	2,100,368
Edison International	29,760	1,766,851
Eversource Energy	28,830	2,128,807
NiSource, Inc.	33,480	932,418
Pinnacle West Capital Corp.	10,230	960,699
Public Service Enterprise Group, Inc.	46,498	2,732,222
Sempra Energy	25,068	3,295,189
Southern Co.	93,928	5,025,148
WEC Energy Group, Inc.	28,830	2,322,257
Xcel Energy, Inc.	47,428	2,719,522

		37,371,726

TOTAL COMMON STOCKS (Cost $1,126,405,549)		1,117,919,426

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(b)(c)
(Cost $39,356)	39,356	39,356

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.35%(b)
(Cost $1,010,195)	1,010,195	1,010,195

TOTAL INVESTMENTS - 99.8% (Cost $1,127,455,100)		$1,118,968,977
Other assets and liabilities, net - 0.2%		1,741,399

NET ASSETS - 100.0%		$1,120,710,376

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.

A summary of the Fund's transactions with affiliated investments during the period ended May 31, 2019 is as follows:

Value ($) at 3/7/2019 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29%(b)(c)
—	39,356(d)	—	—	—	—	—	39,356	39,356
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.35%(b)
—	2,633,511	(1,623,316)	—	—	3,365	—	1,010,195	1,010,195

—	2,672,867	(1,623,316)	—	—	3,365	—	1,049,551	1,049,551

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, "Other assets and liabilities, net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $4,269,027, which is 0.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $4,387,313.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.

REIT:	Real Estate Investment Trust

At May 31, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(e)
E-Mini S&P 500 Futures	USD	16	$2,275,825	$2,202,080	6/21/2019	$(73,745)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund's derivative instruments subject to equity contracts risk exposure as of May 31, 2019.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$1,117,919,426	$—	$—	$1,117,919,426
Short-Term Investments(f)	1,049,551	—	—	1,049,551

TOTAL	$1,118,968,977	$—	$—	$1,118,968,977

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(g)
Futures Contracts	$(73,745)	$—	$—	$(73,745)

TOTAL	$(73,745)	$—	$—	$(73,745)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.